                                     American Skandia Advisor Funds, Inc.
                                     SEMIANNUAL REPORT TO SHAREHOLDERS

                                     April 30, 2001


ASAF
American Skandia Advisor Funds


                                 [STAR GRAPHIC]


                                                Investment Tools
                                                for Tomorrow

TABLE OF CONTENTS

AMERICAN SKANDIA ADVISOR FUNDS, INC.
   Schedules of Investments .............................................      1
   Financial Statements .................................................     72

AMERICAN SKANDIA MASTER TRUST
   Schedules of Investments .............................................    133
   Financial Statements .................................................    152

                                                                  April 30, 2001

Dear Fellow Shareholder:

The past year has been one of extreme volatility with significant declines. The impact has been considerable, on all of us. The NASDAQ was down 60% from its high in March 2000, and both the Dow and the S&P 500 moved very close to bear market conditions.

Naturally, every investor has had both concerns and questions. And, once again, we've responded with the importance of taking the long view, and with sticking to the long-term approach to investing that's been the basis of American Skandia's business from the start.

We've also addressed your concerns by bringing out new products specifically designed to respond to market conditions, and to help you achieve your long-term savings goals. It's what we've been doing since 1997 when we created a unique investment platform that combines world-class money managers, unbiased information and leading-edge financial products delivered through your financial professional.

The four new funds we added in March are ASAF T. Rowe Price Tax Managed Fund, ASAF Alliance/ Bernstein Growth + Value Fund, ASAF Sanford Bernstein Core Value Fund, and ASAF INVESCO Health Sciences Fund.

There are more than 8,100 mutual funds today(1). Knowing how to select investments from the thousands of choices available is anything but easy. But, with American Skandia, you don't even have to try. Our business model is based on continually monitoring mutual fund managers, selecting proven performers in their asset style and class, and making those fund managers available to you through the American Skandia Advisor Funds.

We also make certain that you're never locked in to any one particular investment style. As of today, you have 18 world-class money managers from which to choose, across most asset classes and styles. They're not just leaders in their field. Their distinctive approaches to investing give you a broad range of choices.

Looking forward we are optimistic about the coming year and our plans for the future. And, as always, we value your confidence in us and welcome any questions or comments.

Sincerely,

[WADE A. DOKKEN SIGNATURE]
WADE A. DOKKEN

Chairman
American Skandia Investment Services, Incorporated

This letter is authorized for use only with shareholders of the American Skandia Advisor Funds. The American Skandia Advisor Funds are distributed by American Skandia Marketing, Incorporated, located at One Corporate Drive, Shelton, CT 06484. 1-800-SKANDIA. www.americanskandia.com

Please refer to your prospectus, which contains more complete information on charges, expenses and risks. It should be read carefully before you invest or send money.

(1) Investment Company Institute, May 2001.

                      AMERICAN SKANDIA ADVISOR FUNDS, INC.
                            SCHEDULES OF INVESTMENTS
                                 APRIL 30, 2001
                                  (UNAUDITED)

             ASAF FOUNDERS INTERNATIONAL SMALL CAPITALIZATION FUND
                        ASAF JANUS SMALL-CAP GROWTH FUND
                       ASAF GABELLI SMALL-CAP VALUE FUND
                 ASAF AMERICAN CENTURY STRATEGIC BALANCED FUND
                      ASAF FEDERATED HIGH YIELD BOND FUND
                           ASAF ALLIANCE GROWTH FUND
                      ASAF ALLIANCE GROWTH AND INCOME FUND
                        ASAF JANUS OVERSEAS GROWTH FUND
                        ASAF MARSICO CAPITAL GROWTH FUND
                   ASAF NEUBERGER BERMAN MID-CAP GROWTH FUND
                    ASAF NEUBERGER BERMAN MID-CAP VALUE FUND
                       ASAF AIM INTERNATIONAL EQUITY FUND
                 ASAF SANFORD BERNSTEIN MANAGED INDEX 500 FUND
                        ASAF MFS GROWTH WITH INCOME FUND
                       ASAF SCUDDER SMALL-CAP GROWTH FUND
                         ASAF ALGER ALL-CAP GROWTH FUND
                        ASAF GABELLI ALL-CAP VALUE FUND
                          ASAF INVESCO TECHNOLOGY FUND
                         ASAF JANUS MID-CAP GROWTH FUND
                         ASAF PROFUND MANAGED OTC FUND
                  ASAF ALLIANCE/BERNSTEIN GROWTH + VALUE FUND
                       ASAF INVESCO HEALTH SCIENCES FUND
                     ASAF SANFORD BERNSTEIN CORE VALUE FUND
                      ASAF T. ROWE PRICE TAX MANAGED FUND

ASAF FOUNDERS INTERNATIONAL SMALL CAPITALIZATION FUND

-----------------------------------------------------
                                SHARES          VALUE
-----------------------------------------------------
FOREIGN STOCK -- 96.2%
  AUSTRALIA -- 0.1%
    Cabcharge Australia
      Ltd.                      36,725   $     60,023
                                         ------------
  CANADA -- 6.3%
    Certicom Corp.*             16,150        163,972
    Descartes Systems
      Group, Inc.*              95,325      1,861,235
    EXFO Electro-Optical
      Engineering, Inc.*        15,475        521,198
    Microcell
      Telecommunications,
      Inc. [ADR]*               53,025        463,969
    Onex Corp.                  42,675        624,927
    Penn West Petroleum
      Ltd.*                     31,450        864,809
    Pivotal Corp.*              59,725      1,499,098
    Tundra Semiconductor
      Corp.*                    10,925        154,651
    Westcoast Energy, Inc.*     40,725        848,172
                                         ------------
                                            7,002,031
                                         ------------
  CHINA -- 0.3%
    AsiaInfo Holdings,
      Inc.*                     24,900        311,250
                                         ------------

  DENMARK -- 1.5%
    NEG Micon AS                22,250        903,924
    Sophus Berendsen Cl-B       29,150        716,779
                                         ------------
                                            1,620,703
                                         ------------

  FINLAND -- 1.9%
    Instrumentarium Oyj         38,900      1,155,306
    Perlos Oyj                  26,800        348,077
    Wartsila Oyj Cl-B           28,500        637,982
                                         ------------
                                            2,141,365
                                         ------------

  FRANCE -- 8.1%
    Business Objects SA
      [ADR]*                    32,925      1,191,885
    Compagnie Francaise
      d'Etudes et de
      Construction Technip
      SA                         4,175        649,585
    Infogrames
      Entertainment SA*         58,125      1,210,454
    Medidep SA                   2,075        227,189
    Neopost SA*                 18,025        431,461
    Oberthur Card Systems
      SA*                       14,400        193,409
    Rigiflex International
      SA                         1,625        234,680
    Rodriguez Groupe
      Markets SA144A             9,250        508,436
    Seche Environment SA         5,775        486,383
    Silicon-On-Insulator
      Technologies SA           29,875        529,713
    Societe du Louvre SA         6,575        483,812
    UBI Soft Entertainment
      SA*                        5,325        216,216
    Vallourec SA                22,475      1,354,911

                                SHARES          VALUE
-----------------------------------------------------
-----------------------------------------------------
    Valtech SA                  27,400   $    198,461
    Wavecom SA*                 29,225        888,692
    Zodiac SA                      925        219,775
                                         ------------
                                            9,025,062
                                         ------------

  GERMANY -- 6.7%
    Articon Integralis AG*      27,525      1,044,416
    Beru AG                      2,155         79,382
    Buderus AG                  12,900        299,636
    Ceyoniq AG*                 11,625         96,878
    Energiekontor AG*            2,545        174,861
    FJA AG                       7,275        438,575
    Gericom AG*                 21,975        574,716
    Kontron Embedded
      Computers AG*             11,050        634,804
    Lambda Physik AG*           15,900      1,014,921
    P & T Technology AG*         5,950         85,982
    Suess MicroTec AG*          34,950      1,124,750
    Techem AG 144A*             31,275        865,076
    Thiel Logistik AG 144A*     34,725        840,441
    Vossloh AG                   8,000        169,508
                                         ------------
                                            7,443,946
                                         ------------

  GREECE -- 1.4%
    Attica Enterprise
      Holdings SA               11,275         85,564
    Folli-Follie SA             25,800        507,322
    Hyatt Regency Hotels &
      Tourism SA144A            24,300        136,153
    Jumbo SA                    85,325        275,347
    Lambrakis Media SA          40,260        505,405
    Sarantis SA                 21,950         86,012
                                         ------------
                                            1,595,803
                                         ------------

  HONG KONG -- 8.6%
    Brilliance China Auto
      Ltd.                   3,444,000        927,351
    China Everbright Ltd.    1,244,000      1,204,283
    China Insurance
      International Co.
      Ltd.                   2,594,000        598,693
    China Resources Beijing
      Land Ltd.              2,790,000        715,477
    Convenience Retail Asia
      Ltd.*                    212,000         44,308
    Cosco Pacific Ltd.         882,000        545,667
    Denway Motors Ltd.*      4,774,000      1,423,203
    Greencool Technology
      Holding Ltd.           1,506,000        453,790
    Guangshen Railway Co.
      Ltd.                   4,600,000        713,682
    Hong Kong Exchanges &
      Clear Ltd.               332,000        593,846
    Texwinca Holdings Ltd.   2,128,000        668,497
    Tingyi Holdings Corp.      250,000         39,749
    Travelsky Technology
      Ltd.*                  1,692,000      1,138,994
    Zhejiang Expressway Co.
      Ltd.                   2,504,000        523,340
                                         ------------
                                            9,590,880
                                         ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

-----------------------------------------------------
                                SHARES          VALUE
-----------------------------------------------------

  IRELAND -- 1.6%
    Datalex PLC [ADR]*          80,350   $    349,523
    Galen Holdings PLC          40,675        508,451
    Grafton Group PLC*          32,150        912,081
                                         ------------
                                            1,770,055
                                         ------------

  ITALY -- 0.9%
    Gabetti Holdings SPA        17,500         60,507
    Saeco International
      Group SPA                 40,000        195,041
    Snia SPA                   330,000        658,262
    Technodiffusione SPA         4,175        141,946
                                         ------------
                                            1,055,756
                                         ------------

  JAPAN -- 14.9%
    Advan Co. Ltd.*             24,900        276,140
    Amano Ltd.                  32,000        258,777
    Central Glass Co. Ltd.     126,000        670,110
    Chiyoda Corp.*             200,000        490,549
    Disco Corp.                  3,400        286,785
    Fujikura Kasei Ltd.          4,000         16,546
    Future System Corp.             37        449,265
    Goldcrest Co. Ltd.           2,000        124,985
    Hokuto Corp.                44,140      1,615,031
    Japan Airport Terminal
      Ltd.                      44,000        487,246
    Kappa Create Co. Ltd.        1,000         44,522
    Koei Co. Ltd.                8,300        272,781
    Marubun Corp.               42,000        421,581
    Mitsubishi Gas Corp.
      Ltd.                     188,000        607,212
    Nippon Thompson Co.
      Ltd.                      23,000        190,464
    Nissin Co. Ltd.             26,800        546,695
    Onward Kashiyama Co.
      Ltd.                      54,000        542,033
    Recrm Research Co.
      Ltd.*                         34        955,033
    Ryohin Keikaku Co. Ltd.     19,900        538,034
    Sanyo Shinpan Finance
      Co. Ltd.                  14,900        591,007
    Sazaby, Inc.                11,300        603,715
    Shimizu Construction
      Ltd.                     448,000      2,125,131
    Shinko Securities Ltd.      90,000        311,814
    Sumitomo Realty Ltd.        77,000        423,224
    Taiheiyo Cement Corp.      432,000      1,007,132
    The Goodwill Group Ltd.        399      1,324,240
    Toei Co. Ltd.               62,000        282,058
    Toho Titanium Co. Ltd.      71,000        632,209
    Toyo Suisan Kaisha Ltd.     34,000        311,005
    Wacoal Corp.                28,000        276,747
                                         ------------
                                           16,682,071
                                         ------------

  KOREA -- 4.0%
    Good Morning Securities
      Co.*                     131,070        592,154
    Humax Co. Ltd.              27,530        413,891
    Hyundai Mobis              101,000        774,563

-----------------------------------------------------
                                SHARES          VALUE
-----------------------------------------------------

    Koram Bank                  25,450   $    139,134
    LG Home Shopping, Inc.      14,030        559,282
    NCsoft Corp.                 7,100        646,925
    Trigem Computer, Inc.      250,930      1,390,879
                                         ------------
                                            4,516,828
                                         ------------

  MEXICO -- 1.3%
    Empresas ICA Sociedad
      Controla SA*             190,300         67,898
    Grupo Aeroportuario de
      Sureste SA de CV
      [ADR]*                    53,675        974,201
    Grupo Elektra SA           277,600        261,122
    Industrias Penoles SA        3,425          3,814
    Tubos de Acero de
      Mexico SA [ADR]           14,325        192,098
                                         ------------
                                            1,499,133
                                         ------------

  NETHERLANDS -- 2.1%
    Boskalis Westminster NV        650         19,161
    Fugro-McClelland NV          5,500        348,635
    Heijmans NV                 27,675        588,845
    Teleplan International
      NV*                       45,750      1,419,586
                                         ------------
                                            2,376,227
                                         ------------

  NEW ZEALAND -- 0.1%
    Auckland International
      Airport*                  84,275        121,252
    Sky City Ltd.                6,150         23,832
                                         ------------
                                              145,084
                                         ------------

  NORWAY -- 4.2%
    Farstad Shipping Co.        52,175        280,526
    Fred Olsen Energy ASA*      94,700        846,881
    Frontline Ltd. ASA
      144A*                     64,400      1,271,959
    Smedvig ASA Cl-B            58,075        551,214
    Tandberg ASA*               87,500      1,075,328
    TGS Nopec Geophysical
      Co. ASA*                  42,825        718,958
                                         ------------
                                            4,744,866
                                         ------------

  SPAIN -- 3.1%
    ACS Actividades Co. SA      57,850      1,615,536
    Grupo Dragados SA           40,800        503,864
    Grupo Ferrovial SA          61,325        956,869
    Metrovacesa SA NB*           1,788         28,279
    NH Hoteles SA               30,175        401,006
                                         ------------
                                            3,505,554
                                         ------------

  SWEDEN -- 3.3%
    Assidoman AB                21,600        475,279
    Autoliv AB*                 15,700        313,357
    Elekta AB*                  46,000        277,674
    Getinge Industrier AB      103,666      1,695,633
    Haldex AB                   22,965        196,759

ASAF FOUNDERS INTERNATIONAL SMALL CAPITALIZATION FUND

-----------------------------------------------------
                                SHARES          VALUE
-----------------------------------------------------
    Modern Times Group AB
      Cl-B*                     17,950   $    533,028
    Munters AB                  10,500        165,611
                                         ------------
                                            3,657,341
                                         ------------

  SWITZERLAND -- 5.0%
    Card-Guard Scientific
      Survival Ltd. AG*         10,575        554,709
    Kaba Holdings AG144A         3,460        865,583
    Kuoni Reissen AG             2,600      1,137,518
    Leica Geosystems AG
      144A*                        450        122,822
    Logitech International
      SA*                        2,075        633,924
    SEZ Holding AG               2,125      1,335,145
    Swisslog Holding AG          2,500        670,094
    Unaxis Holding AG            1,600        285,446
                                         ------------
                                            5,605,241
                                         ------------

  UNITED KINGDOM -- 20.8%
    Acambis PLC*               114,550        201,598
    Airtours PLC               142,525        647,470
    Amey PLC                    96,850        550,835
    Bloomsbury Publishing
      PLC                       51,500        548,970
    British Energy PLC         335,325      1,468,156
    Carphone Warehouse
      Group PLC*               504,600        945,809
    Cedar Group PLC*           172,800        671,272
    Cookson Group PLC          153,125        353,837
    Debenhams PLC              170,750      1,073,143
    DFS Furniture Co. PLC       44,600        274,403
    Easyjet PLC*                33,975        193,233
    Eidos PLC*                 215,625        900,880
    Electronics Boutique
      PLC                      430,925        505,592
    F.I. Group PLC              44,900        257,618
    First Choice Holidays
      PLC                      318,150        762,486
    Fitness First PLC*          63,400        492,577
    Go-Ahead Group PLC          95,325      1,152,520
    HIT Entertainment PLC
      144A                     220,075      1,054,874
    House of Fraser PLC        472,375        620,123
    Imagination Tech Group
      PLC*                     237,700        578,180
    Innogy Holdings PLC        328,200        966,192
    IQE PLC*                    92,175        333,012
    JJB Sports PLC              44,925        507,166
    Matalan PLC                129,350        769,918
    Meggitt PLC                185,875        658,235
    MFI Furniture Group PLC    454,325        718,313

-----------------------------------------------------
                                SHARES          VALUE
-----------------------------------------------------

    Nestor Healthcare Group
      PLC                       80,350   $    681,176
    Northgate Info
      Solutions PLC            123,200        104,444
    Pace Micro Technology
      PLC                       24,500        190,174
    Persimmon PLC              180,250        938,775
    Selfridges PLC             180,350        916,072
    Signet Group PLC         1,160,475      1,253,625
    TBI PLC                     35,675         41,601
    Torex PLC                  102,625      1,126,981
    Wetherspoon, (J.D.) PLC    118,200        657,042
                                         ------------
                                           23,116,302
                                         ------------

TOTAL FOREIGN STOCK
  (Cost $103,946,306)                     107,465,521
                                         ------------

U.S. STOCK -- 1.6%
  MACHINERY & EQUIPMENT -- 1.0%
    Mettler-Toledo
      International, Inc.*      26,625      1,178,156
                                         ------------

  TELECOMMUNICATIONS -- 0.6%
    Research in Motion
      Ltd.*                     19,375        657,200
                                         ------------

TOTAL U.S. STOCK
  (Cost $1,839,975)                         1,835,356
                                         ------------
                                   PAR
                                 (000)
                                 -----
COMMERCIAL PAPER -- 16.4%
    American General
      Finance Corp.
      4.68%, 05/01/01        $   5,780      5,780,000
    Becton-Dickinson Corp.
      4.67%, 05/01/01            5,780      5,780,000
    Heinz Co.
      4.68%, 05/01/01              973        973,000
    Nestle Capital Corp.
      4.67%, 05/01/01            5,780      5,780,000
                                         ------------
  (Cost $18,313,000)                       18,313,000
                                         ------------

TOTAL INVESTMENTS -- 114.2%
  (Cost $124,099,281)                     127,613,877
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (14.2%)                       (15,914,813)
                                         ------------
NET ASSETS -- 100.0%                     $111,699,064
                                         ============

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

-------------------------------------------------------

The following is a breakdown of the foreign stock portion of the Fund, by industry classification, as of April 30, 2001. Percentages are based on net assets.

                 INDUSTRY
-------------------------------------------
Advertising                                   0.2%
Aerospace                                     0.6%
Agriculture                                   1.4%
Airlines                                      0.2%
Automobile Manufacturers                      2.1%
Automotive Parts                              1.2%
Building Materials                            3.2%
Business Services                             3.2%
Chemicals                                     1.0%
Clothing & Apparel                            0.7%
Computer Hardware                             2.5%
Computer Services & Software                 13.8%
Construction                                  8.7%
Consumer Products & Services                  2.1%
Containers & Packaging                        0.5%
Electronic Components & Equipment             6.8%
Entertainment & Leisure                       4.5%
Environmental Services                        0.6%
Financial -- Bank & Trust                     0.1%
Financial Services                            4.1%
Food                                          0.3%
Healthcare Services                           4.2%
Hotels & Motels                               0.9%
Insurance                                     0.5%
Internet Services                             1.2%
Machinery & Equipment                         1.3%
Metals & Mining                               2.5%
Oil & Gas                                     2.9%
Paper & Forest Products                       0.4%
Pharmaceuticals                               0.6%
Printing & Publishing                         1.4%
Real Estate                                   2.1%
Retail & Merchandising                        8.4%
Semiconductors                                4.2%
Telecommunications                            4.0%
Transportation                                2.9%
Utilities                                     0.9%
                                             -----
TOTAL                                        96.2%
                                             =====

-------------------------------------------------------
Unless otherwise noted, all stocks are common stock.
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing security.
144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

See Notes to Financial Statements.

ASAF JANUS SMALL-CAP GROWTH FUND

----------------------------------------------------
                              SHARES           VALUE
----------------------------------------------------
COMMON STOCK -- 95.0%
  ADVERTISING -- 5.1%
    Getty Images, Inc.*       84,640    $  2,131,235
    Lamar Advertising
      Co.*(S.)               109,610       4,236,427
    TMP Worldwide, Inc.*      97,360       4,696,646
                                        ------------
                                          11,064,308
                                        ------------

  BROADCASTING -- 8.7%
    Cox Radio, Inc.*         131,745       3,399,021
    Entercom
      Communications
      Corp.*                  71,675       3,269,814
    Entravision
      Communications
      Corp.*                 252,500       2,550,250
    Radio One, Inc. Cl-A*    114,465       2,150,797
    Radio One, Inc. Cl-D*    265,395       4,591,333
    Spanish Broadcasting
      Systems, Inc.*          92,480         565,978
    Westwood One, Inc.*       90,140       2,366,175
                                        ------------
                                          18,893,368
                                        ------------

  BUSINESS SERVICES -- 3.1%
    Commerce One,
      Inc.*(S.)               25,301         233,275
    Informatica Corp.*       134,190       3,388,297
    Iron Mountain, Inc.*      60,090       2,172,254
    PurchasePro.com,
      Inc.*(S.)              333,620         937,472
                                        ------------
                                           6,731,298
                                        ------------
  CAPITAL GOODS -- 1.3%
    Cummins Engine Co.,
      Inc.                     7,475         309,465
    Mettler-Toledo
      International,
      Inc.*                   55,965       2,476,451
                                        ------------
                                           2,785,916
                                        ------------
  CHEMICALS -- 2.0%
    Symyx Technologies,
      Inc.*                  156,575       4,368,443
                                        ------------

  CLOTHING & APPAREL -- 0.7%
    Bebe Stores,
      Inc.*(LOGO)             63,660       1,559,670
                                        ------------

  COMPUTER HARDWARE -- 5.9%
    Black Box Corp.*          42,110       2,450,381
    CDW Computer Centers,
      Inc.*                   42,750       1,727,955
    Insight Enterprises, Inc.*
                             322,550       8,612,085
                                        ------------
                                          12,790,421
                                        ------------

  COMPUTER SERVICES & SOFTWARE -- 1.0%
    NetIQ Corp.*              53,790       1,579,275
    OTG Software, Inc.*       85,810         492,549
                                        ------------
                                           2,071,824
                                        ------------

----------------------------------------------------
                              SHARES           VALUE
----------------------------------------------------
   ELECTRONIC COMPONENTS & EQUIPMENT -- 3.0%
    Dionex Corp.*             93,145    $  2,791,556
    Microtune, Inc.*         138,285       1,666,334
    Plexus Corp.*             61,865       1,900,493
    Sawtek, Inc.*              8,920         219,432
                                        ------------
                                           6,577,815
                                        ------------

  ENTERTAINMENT & LEISURE -- 2.2%
    Six Flags, Inc.*         127,245       2,791,755
    Station Casinos,
      Inc.*(S.)              142,580       2,004,675
                                        ------------
                                           4,796,430
                                        ------------

  FINANCIAL -- BANK & TRUST -- 6.0%
    American Financial
      Holdings, Inc.          73,415       1,511,909
    Brookline Bancorp,
      Inc.                    49,180         636,881
    Commercial Federal
      Corp.                   67,510       1,478,469
    Corus Bankshares,
      Inc.                    29,020       1,487,275
    First Citizens
      Bancshares              13,110       1,236,273
    Hancock Holding Co.        8,930         343,805
    Independence Community
      Bank Corp.              88,990       1,646,315
    Seacoast Financial
      Services Corp.         111,875       1,487,938
    South Financial
      Group, Inc.            101,430       1,683,737
    United Missouri
      Bancshares, Inc.        39,955       1,476,337
                                        ------------
                                          12,988,939
                                        ------------

  FINANCIAL SERVICES -- 2.6%
    Investors Financial
      Service Corp.           62,085       4,441,561
    W.P. Stewart & Co.
      Ltd.*                   52,680       1,243,248
                                        ------------
                                           5,684,809
                                        ------------

  FOOD -- 1.9%
    Fleming Companies,
      Inc.                   139,805       4,124,248
                                        ------------

  HEALTH CARE -- 0.7%
    PolyMedica
      Corp.*(S.)              59,710       1,621,724
                                        ------------

  HEALTHCARE SERVICES -- 8.5%
    Accredo Health, Inc.*    123,460       4,205,048
    Apria Healthcare
      Group, Inc.*           177,750       4,616,168
    First Health Group
      Corp.*                  71,875       3,719,531
    LifePoint Hospitals,
      Inc.*                   86,310       2,996,683
    Province Healthcare
      Co.*(S.)               108,020       2,767,472
                                        ------------
                                          18,304,902
                                        ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

----------------------------------------------------
                              SHARES           VALUE
----------------------------------------------------
HOTELS & MOTELS -- 0.2%
    Four Seasons Hotels,
      Inc.(S.)                 7,965    $    470,811
                                        ------------

  INSURANCE -- 2.7%
    Conseco, Inc.(S.)        126,040       2,398,541
    HCC Insurance
      Holdings, Inc.          86,620       2,442,684
    PMI Group, Inc.           16,690       1,073,167
                                        ------------
                                           5,914,392
                                        ------------

  INTERNET SERVICES -- 4.8%
    Active Power, Inc.*       37,665         841,813
    Globix Corp.*            462,745       1,559,451
    IntraNet Solutions,
      Inc.*                  107,765       3,564,865
    Liberate
      Technologies, Inc.*     88,520         866,611
    Retek, Inc.*(S.)         119,740       3,459,289
                                        ------------
                                          10,292,029
                                        ------------
  MACHINERY & EQUIPMENT -- 0.7%
    Grant Prideco, Inc.*      75,160       1,503,200
                                        ------------

  MEDICAL SUPPLIES & EQUIPMENT -- 0.9%
    Align Technology,
      Inc.*(S.)              105,380         922,075
    Cima Labs,
      Inc.*(S.)               17,550         983,502
                                        ------------
                                           1,905,577
                                        ------------
  OIL & GAS -- 2.0%
    Cal Dive
      International,
      Inc.*                  151,410       4,240,994
                                        ------------

  PERSONAL SERVICES -- 1.4%
    Career Education Corp.*
                              58,100       2,925,335
                                        ------------
  PHARMACEUTICALS -- 13.1%
    Abgenix, Inc.*            67,310       2,524,125
    Arena
      Pharmaceuticals,
      Inc.*(S.)              136,245       2,716,725
    Enzon, Inc.*             187,525      11,180,241
    OSI Pharmaceuticals,
      Inc.*                   42,810       2,197,865
    Praecis
      Pharmaceuticals, Inc.*  95,565       2,096,696
    Priority Healthcare
      Corp. Cl-B*             80,810       2,810,572
    Professional
      Detailing, Inc.*        67,385       4,932,582
                                        ------------
                                          28,458,806
                                        ------------

  PRINTING & PUBLISHING -- 2.5%
    Valassis
      Communications, Inc.*
                             152,175       5,379,386
                                        ------------

----------------------------------------------------
                              SHARES           VALUE
----------------------------------------------------
  RESTAURANTS -- 0.6%
    P.F. Chang's China
      Bistro, Inc.*(S.)       30,715    $  1,192,356
                                        ------------

  RETAIL & MERCHANDISING -- 3.5%
    Key3Media Group, Inc.*
                             107,475       1,074,750
    Linens 'N Things,
      Inc.*(S.)               66,940       1,808,049
    School Specialty,
      Inc.*                  129,640       2,975,238
    Tiffany & Co.             55,845       1,810,495
                                        ------------
                                           7,668,532
                                        ------------

  SEMICONDUCTORS -- 5.7%
    Alpha Industries,
      Inc.*                  143,359       3,522,331
    Marvell Technology
      Group Ltd.*             63,615       1,603,098
    Pixelworks, Inc.*(S.)     56,175       1,275,173
    Semtech Corp.*           132,035       3,798,646
    TriQuint
      Semiconductor,
      Inc.*                   70,070       2,034,132
                                        ------------
                                          12,233,380
                                        ------------

  TELECOMMUNICATIONS -- 3.1%
    Oplink
      Communications,
      Inc.*(S.)              246,105       1,107,473
    Powerwave
      Technologies, Inc.*     55,415       1,006,891
    SBA Communications
      Corp.*                 135,790       4,629,080
                                        ------------
                                           6,743,444
                                        ------------

  TRANSPORTATION -- 1.1%
    EGL, Inc.*(S.)            45,425       1,077,027
    Forward Air Corp.*         2,610          90,567
    UTI Worldwide, Inc.
                              71,285       1,182,618
                                        ------------
                                           2,350,212
                                        ------------

TOTAL COMMON STOCK
  (Cost $206,925,790)                    205,642,569
                                        ------------
FOREIGN STOCK -- 2.7%
  ELECTRONIC COMPONENTS & EQUIPMENT -- 1.1%
    Pace Micro Technology
      PLC -- (GBP)           304,630       2,364,599
                                        ------------

  ENTERTAINMENT & LEISURE -- 0.9%
    Corporacion
      Interamericana de
      Entretenimento --
      (MXP)*                 522,600       1,844,832
                                        ------------

ASAF JANUS SMALL-CAP GROWTH FUND

----------------------------------------------------
                              SHARES           VALUE
----------------------------------------------------
TELECOMMUNICATIONS -- 0.7%
    Cogeco Cable, Inc. --
      (CAD)                   97,290    $  1,583,001
                                        ------------
TOTAL FOREIGN STOCK
  (Cost $6,427,755)                        5,792,432
                                        ------------
                                 PAR
                               (000)
                               -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 2.6%
    Federal Home Loan
      Mortgage Corp.
      4.53%, 05/01/01
  (Cost $5,600,000)        $   5,600       5,600,000
                                        ------------
----------------------------------------------------
                              SHARES           VALUE
----------------------------------------------------
SHORT-TERM INVESTMENTS -- 0.0%
    Temporary Investment
      Cash Fund               20,826    $     20,826
    Temporary Investment
      Fund                    20,826          20,826
                                        ------------
  (Cost $41,652)                              41,652
                                        ------------

TOTAL INVESTMENTS -- 100.3%
  (Cost $218,995,197)                    217,076,653
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.3%)                          (717,270)
                                        ------------
NET ASSETS -- 100.0%                    $216,359,383
                                        ============

-------------------------------------------------------
Unless otherwise noted, all stocks are common stock.
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing security.
(S.) All or a portion of the security was on loan. (See Note 2)

See Notes to Financial Statements.
 8

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF GABELLI SMALL-CAP VALUE FUND

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
COMMON STOCK -- 82.4%
  ADVERTISING -- 0.4%
    Interep National Radio
      Sales, Inc.*              1,900   $      5,947
    Penton Media, Inc.         30,000        591,000
                                        ------------
                                             596,947
                                        ------------

  AEROSPACE -- 1.4%
    AAR Corp.                  22,000        247,060
    Doncasters PLC [ADR]*      54,000      1,465,560
    Fairchild Corp. Cl-A*      50,000        252,500
                                        ------------
                                           1,965,120
                                        ------------

  AIRLINES -- 0.1%
    Midwest Express
      Holdings, Inc.*          10,000        154,900
                                        ------------

  AUTOMOBILE MANUFACTURERS -- 0.0%
    Thor Industries, Inc.       1,000         23,300
                                        ------------

  AUTOMOTIVE PARTS -- 3.1%
    Borge Warner
      Automotive Corp.         20,000        890,600
    Cooper Tire & Rubber
      Co.                      29,000        349,160
    Exide Corp.                55,000        528,000
    Federal-Mogul
      Corp.(S.)               130,000        383,500
    Midas, Inc.                55,000        819,500
    Myers Industries, Inc.     74,510      1,113,925
    Raytech Corp.*             35,000        106,400
    Superior Industries
      International, Inc.       1,500         60,375
    TBC Corp.*                 40,000        274,000
                                        ------------
                                           4,525,460
                                        ------------
  BEVERAGES -- 0.7%
    Farmer Brothers Co.           800        172,008
    Genesee Corp.               9,100        210,438
    PepsiAmericas, Inc.        35,000        519,750
    Robert Mondavi Corp.
      Cl-A*                     2,000         86,300
    Whitman Corp. Rights*      70,000              0
                                        ------------
                                             988,496
                                        ------------
  BROADCASTING -- 9.1%
    Acme Communications,
      Inc.*                    88,000        834,240
    Beasley Broadcast
      Group, Inc.*              6,200         85,870
    Chris-Craft
      Industries, Inc.*        10,000        710,000
    Citadel Communications
      Corp.*                    4,400        112,244
    Crown Media Holdings,
      Inc.*                    19,400        403,520
    Cumulus Media, Inc.*       12,200        101,138
    Fisher Companies, Inc.     10,000        580,000

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
    Granite Broadcasting
      Corp.*                   70,000   $    141,400
    Gray Communications,
      Inc.                      5,000         81,000
    Gray Communications,
      Inc. Cl-B                30,000        482,700
    Lee Enterprises, Inc.       5,000        155,500
    Media General, Inc.        31,500      1,513,890
    Paxson Communications
      Corp.*                   81,000      1,033,560
    Saga Communications,
      Inc. Cl-A*               26,000        503,100
    Salem Communications
      Corp. Cl-A*              38,000        615,600
    SBS Broadcasting SA NY
      Reg.*                     4,400        102,256
    Scripps, (E.W.) Co.
      Cl-A                      6,900        443,118
    Sinclair Broadcast
      Group, Inc.             129,300      1,056,381
    United Television,
      Inc.                     26,500      3,280,434
    Young Broadcasting
      Corp. Cl-A*              28,400      1,136,000
                                        ------------
                                          13,371,951
                                        ------------

  BUILDING
    MATERIALS -- 2.2%
    Florida Rock
      Industries, Inc.          4,000        156,000
    Gibraltar Steel Corp.      10,000        218,900
    Hughes Supply, Inc.        12,000        181,440
    Lone Star
      Technologies, Inc.*       7,000        368,900
    Modine Manufacturing
      Co.                      23,000        641,240
    Nortek, Inc.*              14,000        392,280
    Skyline Corp.               2,000         51,800
    Thomas Industries,
      Inc.                     44,000      1,148,840
    U.S. Aggregates, Inc.      30,000         37,800
                                        ------------
                                           3,197,200
                                        ------------

  BUSINESS
    SERVICES -- 0.9%
    Bull Run Corp.*            38,000         53,200
    Edgewater Technology,
      Inc.*                   220,000        990,000
    IT Group, Inc.*            60,000        304,200
                                        ------------
                                           1,347,400
                                        ------------

  CABLE TELEVISION -- 0.6%
    Cablevision Systems
      Corp.*(S.)               18,000        380,700
    Cablevision Systems
      Corp. Cl-A*               7,000        481,250
    Classic
      Communications,
      Inc.*                    25,000         26,250
                                        ------------
                                             888,200
                                        ------------

  CHEMICALS -- 5.0%
    Airgas, Inc.*              30,000        268,500
    Arch Chemicals, Inc.       45,000        877,500

ASAF GABELLI SMALL-CAP VALUE FUND

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
    Ferro Corp.                23,400   $    488,358
    Fuller, (H.B.) Co.         22,000        909,480
    Great Lakes Chemical
      Corp.(S.)                25,000        785,750
    Hercules, Inc.             65,800        786,310
    MacDermid, Inc.            65,000      1,123,200
    Oil-Dri Corp.              23,000        180,550
    Omnova Solutions, Inc.     88,900        576,072
    Schulman, (A.), Inc.      100,000      1,167,000
    TETRA Technologies,
      Inc.*                     5,000        137,250
                                        ------------
                                           7,299,970
                                        ------------

  CLOTHING & APPAREL -- 1.1%
    Burlington Coat
      Factory Warehouse
      Corp.                     5,000        103,000
    Dan River, Inc. Cl-A*      60,000        156,000
    Hartmarx Corp.*            60,000        174,000
    Neiman-Marcus Group,
      Inc. Cl-B*               18,000        538,740
    Wolverine World Wide,
      Inc.                     35,000        623,000
                                        ------------
                                           1,594,740
                                        ------------

  COMPUTER SERVICES & SOFTWARE -- 0.3%
    Baldwin Technology
      Co., Inc. Cl-A*          40,000         52,800
    CompuCom Systems,
      Inc.*                    10,000         21,300
    Metro Information
      Services, Inc.*           6,000         27,600
    Oak Technology, Inc.*      25,000        278,500
                                        ------------
                                             380,200
                                        ------------

  CONGLOMERATES -- 0.1%
    National Service
      Industries, Inc.          6,000        144,600
                                        ------------

  CONSTRUCTION -- 0.0%
    KB Home                     1,000         30,220
                                        ------------

  CONSUMER PRODUCTS & SERVICES -- 1.5%
    Aviall Corp.*               6,000         51,900
    Bowlin Travel Centers,
      Inc.*                     6,000          7,500
    Brown-Forman Corp.
      Cl-A                      5,000        306,250
    Culp, Inc.                 20,000         95,000
    Dial Corp.*                40,000        522,000
    Energizer Holdings,
      Inc.*                     1,000         23,820
    GC Companies,
      Inc.*(S.)               100,000        167,000
    Marine Products Corp.      13,100         54,365
    Packaged Ice, Inc.*        70,000        140,000
    Rayovac Corp.*             15,000        312,000
    Rollins, Inc.              15,000        279,900
    The Scotts Co.*             4,000        167,200
                                        ------------
                                           2,126,935
                                        ------------

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
  CONTAINERS & PACKAGING -- 0.8%
    Crown Cork & Seal Co.,
      Inc.                     12,000   $     51,720
    Liqui-Box Corp.             3,000        132,660
    Pactiv Corp.*              70,000        978,600
                                        ------------
                                           1,162,980
                                        ------------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 7.4%
    Allen Group, Inc.*         53,000        695,890
    Ametek, Inc.               22,000        607,420
    Axcelis Technologies,
      Inc.*                    86,000      1,290,860
    Baldor Electric Co.        50,000      1,043,000
    CTS Corp.                  10,000        240,000
    Electro Rental Corp.*      40,000        610,000
    ESCO Electronics
      Corp.*                    1,500         37,950
    FLIR Systems, Inc.*        24,000        338,160
    Franklin Electric Co.,
      Inc.                     15,000      1,077,000
    Katy Industries, Inc.      10,000         71,800
    Lamson & Sessions Co.*     75,000        690,000
    Landauer, Inc.             17,000        436,050
    Lecroy Corp.*               1,000         19,200
    Littelfuse, Inc.*           7,000        187,600
    Magnetek, Inc.*            22,000        210,100
    Methode Electronics,
      Inc. Cl-A                38,000        217,360
    Parker-Hannifin Corp.      15,000        699,300
    Pentair, Inc.               6,000        184,620
    Sl Industries, Inc.         4,000         47,200
    Thomas & Betts
      Corp.(S.)                85,000      1,756,949
    Transport Lux Corp.        10,000         46,500
    UCAR International,
      Inc.*                    25,000        298,500
                                        ------------
                                          10,805,459
                                        ------------
  ENTERTAINMENT & LEISURE -- 1.9%
    Ackerley Group, Inc.      107,000      1,309,680
    Dover Downs
      Entertainment, Inc.      10,000        125,000
    Gaylord Entertainment
      Co. Cl-A                 15,000        434,850
    International Speedway
      Corp. Cl-A                4,000        180,200
    Magna Entertainment
      Corp.*(S.)               50,000        240,000
    Six Flags, Inc.*            4,000         87,760
    Topps, Inc.*               25,000        246,250
    World Wrestling
      Federation
      Entertainment, Inc.*     15,000        204,450
                                        ------------
                                           2,828,190
                                        ------------
  ENVIRONMENTAL SERVICES -- 2.6%
    Allied Waste
      Industries, Inc.*        80,000      1,273,600
    Catalytica Energy
      Systems, Inc.*           31,000        511,500

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
    CUNO, Inc.*                10,000   $    255,200
    Newpark Resources,
      Inc.*                    74,100        686,907
    Republic Services,
      Inc.*                    42,000        756,000
    Waste Connections,
      Inc.*                     8,000        227,600
                                        ------------
                                           3,710,807
                                        ------------
  EQUIPMENT SERVICES -- 0.8%
    CLARCOR, Inc.              30,000        741,000
    Gerber Scientific,
      Inc.                     50,000        347,500
    Industrial
      Distribution Group,
      Inc.*                    30,000         55,500
                                        ------------
                                           1,144,000
                                        ------------

  FINANCIAL -- BANK & TRUST -- 1.7%
    Community First
      Bankshares, Inc.         33,000        693,330
    Crazy Woman Creek
      Bancorp, Inc.(S.)         5,600         75,320
    First Republic Bank*       16,000        352,000
    Hibernia Corp. Cl-A        10,000        163,200
    Riggs National Corp.       20,000        317,000
    Silicon Valley
      Bancshares*              32,000        801,920
                                        ------------
                                           2,402,770
                                        ------------

  FINANCIAL
    SERVICES -- 2.3%
    BKF Capital Group          42,000        945,420
    CIT Group                  38,000      1,394,600
    Countrywide Credit
      Industries,
      Inc.(S.)                 12,000        512,040
    First Financial Fund,
      Inc.**                   25,000        319,000
    Triad Guaranty, Inc.*       5,000        177,050
                                        ------------
                                           3,348,110
                                        ------------

  FOOD -- 4.0%
    Corn Products
      International, Inc.      50,000      1,225,000
    Flowers Foods, Inc.*       40,000      1,090,000
    Hain Celestial Group,
      Inc.*                     1,000         25,020
    Ingles Markets, Inc.
      Cl-A                     50,000        630,000
    International
      Multifoods Corp.         10,000        186,900
    Interstate Bakeries
      Corp.                    10,000        140,300
    J&J Snack Foods Corp.*     24,900        512,940
    J.M. Smucker Co. Cl-B       6,000        156,960
    Sensient Technologies
      Corp.                    58,000      1,044,000
    Tootsie Roll
      Industries, Inc.          7,210        348,676
    Twinlab Corp.*            100,000        264,000
    Weis Markets, Inc.          7,000        244,020
                                        ------------
                                           5,867,816
                                        ------------

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------

  HOTELS & MOTELS -- 0.8%
    Aztar Corp.*               30,000   $    389,100
    Boca Resorts, Inc.
      Cl-A*                    18,000        206,640
    Sun International
      Hotels Ltd.*             20,000        505,400
    Trump Hotels & Casino
      Resorts, Inc.*            5,000         10,150
                                        ------------
                                           1,111,290
                                        ------------

  INDUSTRIAL PRODUCTS -- 4.9%
    Barnes Group, Inc.         12,000        240,000
    Crane Co.                 100,000      2,814,000
    Curtiss Wright Corp.        4,000        181,600
    Donaldson, Inc.            20,000        553,600
    Greif Bros Corp.           18,500        535,020
    Kaman Corp. Cl-A           65,000      1,082,250
    Robbins & Myers, Inc.      18,000        508,500
    Roper Co.                  13,000        543,400
    Standex International
      Corp.                     8,000        191,600
    Tennant Co.                 8,000        344,640
    Transpro, Inc.             26,000         67,600
                                        ------------
                                           7,062,210
                                        ------------

  INSURANCE -- 0.9%
    Argonaut Group, Inc.       20,000        341,800
    Gainsco, Inc.              25,000         37,000
    Markel Corp.*               3,000        588,750
    Medical Assurance,
      Inc.*                     8,000        123,440
    Midland Co.                 4,000        146,000
                                        ------------
                                           1,236,990
                                        ------------

  INTERNET
    SERVICES -- 0.0%
    J Net Enterprises,
      Inc.*                    15,000         58,200
                                        ------------

  LUMBER & WOOD PRODUCTS -- 0.3%
    Deltic Timber Corp.        15,000        341,400
    Universal Forest
      Products, Inc.            8,000        131,200
                                        ------------
                                             472,600
                                        ------------

  MACHINERY & EQUIPMENT -- 4.9%
    BNS Co.*                   37,000        169,830
    Carbo Ceramics, Inc.       10,000        439,700
    Denison International
      PLC [ADR]*               36,000        561,600
    Flowserve Corp.            38,000      1,075,400
    Gardner Denver, Inc.*      21,000        407,400
    Gencorp, Inc.              80,000        961,600
    Graco, Inc.                17,000        465,800
    Newport News
      Shipbuilding, Inc.       10,000        646,500
    Sequa Corp. Cl-A*          13,000        605,800
    Smith, (A.O.) Corp.        38,000        726,560
    SPS Technologies,
      Inc.*                    23,000      1,120,100
                                        ------------
                                           7,180,290
                                        ------------

ASAF GABELLI SMALL-CAP VALUE FUND

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
MEDICAL SUPPLIES & EQUIPMENT -- 2.7%
    Apogent Technologies,
      Inc.*                    40,000   $    920,000
    Carter-Wallace, Inc.       30,000        681,000
    Inamed Corp.*              13,000        272,610
    Invitrogen
      Corp.*(S.)                8,510        600,040
    Ocular Sciences, Inc.*      5,000         90,000
    Owens & Minor, Inc.        20,000        389,200
    Sybron Dental
      Specialties, Inc.*       50,000      1,000,000
                                        ------------
                                           3,952,850
                                        ------------
  METALS & MINING -- 1.1%
    Alltrista Corp.*           13,500        202,500
    Homestake Mining Co.       90,000        560,700
    Layne Christensen Co.*      8,000         56,400
    Material Sciences
      Corp.*                   65,000        442,000
    Penn Virginia Corp.         5,000        222,500
    WHX Corp.*(S.)             45,000         51,300
                                        ------------
                                           1,535,400
                                        ------------
  OFFICE EQUIPMENT -- 1.7%
    Aaron Rents, Inc. Cl-A     15,000        236,250
    Aaron Rents, Inc. Cl-B     50,400        866,880
    IDEX Corp.                 37,000      1,161,800
    McGrath RentCorp           10,000        246,100
                                        ------------
                                           2,511,030
                                        ------------
  OIL & GAS -- 4.5%
    Callon Petroleum Co.*      35,000        435,400
    Chieftan
      International, Inc.*     18,000        556,200
    Cross Timbers Oil Co.      46,568      1,264,321
    Devon Energy
      Corp.(S.)                11,500        678,615
    EOG Resources, Inc.        20,300        941,717
    Forest Oil Corp.*          35,000      1,139,250
    Gyrodyne Co. of
      America, Inc.*            3,000         55,140
    Kinder Morgan,
      Inc.(S.)                 21,000      1,232,700
    Lufkin Industries,
      Inc.                      1,000         24,900
    Southern Union Co.*           808         18,059
    Watts Industries, Inc.     10,000        164,500
                                        ------------
                                           6,510,802
                                        ------------
  PAPER & FOREST PRODUCTS -- 0.2%
    Wausau-Mosinee Paper
      Corp.                    16,000        220,160
                                        ------------
  PERSONAL
    SERVICES -- 0.1%
    Whitman Education
      Group, Inc.*             55,000        149,050
                                        ------------
  PETROLEUM EXPLORATION & PRODUCTION -- 0.1%
    Companie Generale de
      Geophysique SA [ADR]     10,000        137,000
                                        ------------

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------

  PHARMACEUTICALS -- 0.1%
    Bone Care
      International, Inc.*      5,000   $    108,250
                                        ------------

  PRINTING & PUBLISHING -- 2.4%
    Belo, (A.H.) Corp.
      Cl-A                     58,000      1,023,120
    Hungry Minds, Inc.*         5,000         37,000
    Journal Register Co.*      54,500        861,100
    McClatchy Co.               6,000        246,000
    Nelson, (Thomas), Inc.      3,000         20,700
    Pulitzer, Inc.             26,000      1,363,700
                                        ------------
                                           3,551,620
                                        ------------

  REAL ESTATE -- 0.8%
    Glenborough Realty
      Trust, Inc. [REIT]       25,000        435,000
    Griffin Land and
      Nurseries Co.*           13,000        232,180
    Harbor Global Co.*         17,500        132,125
    Innkeepers USA Trust
      [REIT]                   12,000        136,200
    Sun Communities, Inc.
      [REIT]                    6,000        201,300
                                        ------------
                                           1,136,805
                                        ------------

  RESTAURANTS -- 0.2%
    The Steak 'n Shake
      Co.*                     25,000        224,000
                                        ------------

  RETAIL & MERCHANDISING -- 1.0%
    Blockbuster, Inc.          20,000        373,000
    Bon-Ton Stores, Inc.*      17,000         42,500
    Casey's General
      Stores, Inc.             15,000        180,900
    Elizabeth Arden, Inc.*     22,000        402,600
    Fred's, Inc.                8,000        202,400
    Goody's Family
      Clothing, Inc.*          35,000        141,750
    Hancock Fabrics, Inc.      15,000        123,900
    Jo-Ann Stores, Inc.
      Cl-B*                     6,000         18,000
    Key3Media Group, Inc.*      2,000         20,000
                                        ------------
                                           1,505,050
                                        ------------

  SEMICONDUCTORS -- 0.3%
    Stratos Lightwave,
      Inc.*                    57,430        458,862
                                        ------------

  TELECOMMUNICATIONS -- 4.3%
    Airgate PCS, Inc.*         13,000        514,800
    AT&T Corp. Liberty
      Media Group
      Cl-A*(S.)                40,000        640,000
    Belden Corp.               36,000        849,960
    Centennial
      Communications,
      Inc.*                    30,000        450,000
    Commonwealth Telephone
      Enterprises, Inc.*       13,900        470,376

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
    Dobson Communications
      Corp.*                   20,000   $    288,400
    Gilat Satellite
      Networks Ltd.*           10,800        151,092
    Leap Wireless
      International, Inc.*     20,000        697,200
    Loral Space &
      Communications
      Ltd.*(S.)               235,000        556,950
    Nextel Communications,
      Inc. Cl-A*               10,000        162,500
    Plantronics, Inc.*          5,000         97,800
    Rural Cellular Corp.*      20,000        748,200
    Telecorp PCS, Inc.*        16,000        257,760
    Triton PCS Holdings,
      Inc.*                    10,000        390,000
                                        ------------
                                           6,275,038
                                        ------------
  TRANSPORTATION -- 0.7%
    Hub Group, Inc. Cl-A*      10,000         96,200
    Navistar International
      Corp.*                   14,000        361,340
    Ryder Systems, Inc.        28,000        556,920
                                        ------------
                                           1,014,460
                                        ------------
  UTILITIES -- 2.4%
    Connecticut Water
      Service, Inc.            20,000        664,800
    El Paso Electric Co.*      65,800        927,780
    Florida Public
      Utilities Co.             6,000         93,300
    Madison Gas & Electric
      Co.                      22,500        519,525
    Maine Public Service
      Co.                       5,000        132,000
    Niagara Mohawk
      Holdings, Inc.*          40,000        672,400
    Rochester Gas &
      Electric Corp.           11,000        409,200
    Western Resources,
      Inc.(S.)                  5,000        123,850
                                        ------------
                                           3,542,855
                                        ------------

TOTAL COMMON STOCK
  (Cost $107,921,824)                    119,860,583
                                        ------------
----------------------------------------------------
                                  PAR
                                (000)          VALUE
----------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 8.6%
    U.S. Treasury Bills
      4.89%, 05/03/01       $   1,010   $  1,009,712
      4.915%, 05/17/01            505        503,841
      3.86%, 06/28/01           2,015      2,001,832
      3.70%, 07/05/01           3,021      3,000,508
      3.81%, 07/12/01             504        500,106
      3.64%, 07/19/01           5,548      5,503,122
                                        ------------
  (Cost $12,520,753)                      12,519,121
                                        ------------

                             SHARES
                            ---------
SHORT-TERM INVESTMENTS -- 9.8%
    Temporary Investment
      Cash Fund             7,126,059      7,126,059
    Temporary Investment
      Fund                  7,126,058      7,126,058
                                        ------------
  (Cost $14,252,117)                      14,252,117
                                        ------------
TOTAL
  INVESTMENTS -- 100.8%
  (Cost $134,694,694)                    146,631,821
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.8%)                        (1,199,820)
                                        ------------
NET ASSETS -- 100.0%                    $145,432,001
                                        ============

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.
*  Non-income producing security.
** Closed-end fund.

(S.)  All or a portion of the security was on loan. (See Note 2)

See Notes to Financial Statements.

ASAF AMERICAN CENTURY STRATEGIC BALANCED FUND

-------------------------------------------------------
                               SHARES             VALUE
-------------------------------------------------------
COMMON STOCK -- 58.5%
  ADVERTISING -- 0.3%
    Omnicom Group,
      Inc.(S.)                  6,900      $    606,165
                                           ------------

  AEROSPACE -- 0.9%
    Boeing Co.                 24,600         1,520,280
    General Dynamics Corp.        600            46,248
    Northrop Grumman Corp.      1,900           171,475
                                           ------------
                                              1,738,003
                                           ------------
  AIRLINES -- 0.0%
    Delta Air Lines, Inc.       1,200            52,836
                                           ------------

  AUTOMOBILE MANUFACTURERS -- 0.2%
    Ford Motor Co.             15,197           448,008
                                           ------------

  BEVERAGES -- 1.1%
    Anheuser-Busch
      Companies, Inc.          15,500           619,845
    Coca-Cola Co.               7,700           355,663
    PepsiCo, Inc.(S.)          28,000         1,226,680
                                           ------------
                                              2,202,188
                                           ------------

  BUSINESS SERVICES -- 0.6%
    First Data Corp.(S.)       17,500         1,180,200
                                           ------------
  CHEMICALS -- 0.4%
    Agrium, Inc.               14,900           171,052
    Engelhard Corp.             7,200           185,112
    FMC Corp.*                  2,900           207,901
    Potash Corporation of
      Saskatchewan, Inc.        2,700           154,872
                                           ------------
                                                718,937
                                           ------------

  CLOTHING & APPAREL -- 0.1%
    American Eagle
      Outfitters, Inc.*         3,000           111,660
                                           ------------
  COMPUTER HARDWARE -- 2.1%
    Compaq Computer Corp.      12,900           225,750
    Dell Computer
      Corp.*(S.)               16,100           423,269
    EMC Corp.*(S.)             25,600         1,013,760
    Hewlett-Packard Co.         4,800           136,464
    International Business
      Machines Corp.           18,800         2,164,632
                                           ------------
                                              3,963,875
                                           ------------

  COMPUTER SERVICES & SOFTWARE -- 4.5%
    Adobe Systems,
      Inc.(S.)                  8,900           399,788
    Cisco Systems,
      Inc.*(S.)                66,200         1,124,076
    Electronic Data
      Systems Corp.             8,200           528,900
    Mentor Graphics Corp.*      7,600           199,956
    Microsoft Corp.*(S.)       48,300      $  3,272,325
    Oracle Corp.*              50,600           817,696
    Siebel Systems, Inc.*       1,800            82,044

-------------------------------------------------------
                               SHARES             VALUE
-------------------------------------------------------
    Sun Microsystems,
      Inc.*                    32,300           552,976
    SunGard Data Systems,
      Inc.*                     6,600           364,782
    Sybase, Inc.*              24,500           385,875
    Tech Data Corp.*           14,100           491,526
    Veritas Software
      Corp.*(S.)                3,100           184,791
                                           ------------
                                              8,404,735
                                           ------------

  CONGLOMERATES -- 2.1%
    Corning, Inc.               8,100           177,957
    Johnson Controls,
      Inc.(S.)                  6,100           441,640
    Philip Morris Co.,
      Inc.(S.)                 13,400           671,474
    Tyco International
      Ltd.(S.)                 52,079         2,779,456
                                           ------------
                                              4,070,527
                                           ------------

  CONSTRUCTION -- 0.7%
    Centex Corp.                4,300           185,545
    KB Home                    10,200           308,244
    Lennar Corp.(S.)           18,600           814,122
                                           ------------
                                              1,307,911
                                           ------------

  CONSUMER PRODUCTS & SERVICES -- 2.3%
    Avon Products,
      Inc.(S.)                  6,900           292,008
    Colgate-Palmolive Co.      21,900         1,223,115
    Fortune Brands, Inc.        6,100           190,015
    Johnson & Johnson
      Co.(S.)                  22,900         2,209,392
    The Scotts Co.*             5,300           221,540
    Tupperware Corp.           11,000           242,220
                                           ------------
                                              4,378,290
                                           ------------

  CONTAINERS & PACKAGING -- 0.1%
    Ball Corp.                  3,000           138,000
                                           ------------

  ELECTRONIC COMPONENTS & EQUIPMENT -- 4.1%
    Amphenol Corp.*(S.)         8,700           366,270
    Analog Devices,
      Inc.*(S.)                 6,500           307,515
    Comverse Technology,
      Inc.*(S.)                 2,500           171,250
    General Electric
      Co.(S.)                 103,500         5,022,855
    KLA-Tencor
      Corp.*(S.)                4,700           258,312
    Linear Technology
      Corp.                     7,900           379,516
    PerkinElmer, Inc.           3,300           220,803
    Sanmina Corp.*(S.)          8,600           250,690
    Solectron Corp.*(S.)        5,300           134,885
    Technitrol, Inc.           15,100      $    454,208
    Tektronix, Inc.            14,100           341,220
                                           ------------
                                              7,907,524
                                           ------------
  ENTERTAINMENT & LEISURE -- 2.6%
    AOL Time Warner,
      Inc.*(S.)                50,000         2,525,000
    Disney, (Walt)
      Co.(S.)                  45,400         1,373,350
    International Game
      Technology*(S.)          10,600      $    592,858
    Viacom, Inc. Cl-B*         11,296           588,070
                                           ------------
                                              5,079,278
                                           ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

-------------------------------------------------------
                               SHARES             VALUE
-------------------------------------------------------
FINANCIAL -- BANK & TRUST -- 1.6%
    Bank of America
      Corp.(S.)                10,400      $    582,400
    Bank of New York Co.,
      Inc.                     15,900           798,180
    Comerica, Inc.              8,800           452,584
    Fifth Third
      Bancorp(S.)               6,800           365,568
    First Tennessee
      National Corp.            5,600           182,952
    Greater Bay Bancorp        10,100           275,831
    Silicon Valley
      Bancshares                6,200           155,372
    UnionBanCal Corp.          11,000           335,940
                                           ------------
                                              3,148,827
                                           ------------

  FINANCIAL SERVICES -- 6.0%
    Americredit Corp.*         11,700           542,412
    Citigroup, Inc.            85,700         4,212,155
    Countrywide Credit
      Industries, Inc.          5,000           213,350
    Deluxe Corp.                5,600           145,544
    Fannie Mae                 14,800         1,187,848
    Fleet Financial Group,
      Inc.                     48,900         1,876,293
    Freddie Mac                 7,400           486,920
    Lehman Brothers
      Holdings, Inc.(S.)        7,100           516,525
    Merrill Lynch & Co.,
      Inc.                     14,100           869,970
    Providian Financial
      Corp.                    14,100           751,530
    Raymond James
      Financial, Inc.           3,700           112,295
    Washington Mutual,
      Inc.                      9,600           479,328
                                           ------------
                                             11,394,170
                                           ------------

  FOOD -- 1.6%
    Archer Daniels Midland
      Co.                      27,400           326,334
    Hormel Foods Corp.         11,700           241,254
    Safeway, Inc.*(S.)         13,600           738,480
    Smithfield Foods,
      Inc.*                    11,400           395,580
    Suiza Foods
      Corp.*(S.)                7,600           352,260
    Sysco Corp.                17,200           483,664
    Unilever NV NY
      Reg.(S.)                 10,700           600,484
                                           ------------
                                              3,138,056
                                           ------------

  HEALTHCARE SERVICES -- 0.8%
    Amerisource Health
      Corp.*(S.)                4,300           232,200
    Amgen, Inc.*                4,100           250,674
    HCA - The Healthcare
      Corp.                     4,700           181,890
    Health Net,
      Inc.*(S.)                 9,500      $    204,725
    Oxford Health Plans,
      Inc.*(S.)                23,200           721,520
                                           ------------
                                              1,591,009
                                           ------------

-------------------------------------------------------
                               SHARES             VALUE
-------------------------------------------------------
  INSURANCE -- 2.4%
    American International
      Group, Inc.(S.)          15,050         1,231,090
    CIGNA Corp.                 7,100           757,570
    Lincoln National Corp.     15,100           697,016
    Loews Corp.                21,700         1,462,797
    Old Republic
      International Corp.      12,400           358,236
                                           ------------
                                              4,506,709
                                           ------------

  MACHINERY & EQUIPMENT -- 0.1%
    Ingersoll-Rand Co.          4,700           220,900
                                           ------------

  MEDICAL SUPPLIES & EQUIPMENT -- 1.1%
    Abbott Laboratories         2,600           120,588
    Baxter International,
      Inc.                      3,800           346,370
    Beckman Coulter,
      Inc.(S.)                  8,200           291,510
    Forest Laboratories,
      Inc.*                    12,500           764,375
    Medtronic, Inc.             5,900           263,140
    Varian Medical
      Systems, Inc.*            6,000           413,400
                                           ------------
                                              2,199,383
                                           ------------

  METALS & MINING -- 0.4%
    Alcoa, Inc.                13,600           563,040
    Stillwater Mining Co.*      4,200           128,394
                                           ------------
                                                691,434
                                           ------------

  OIL & GAS -- 5.4%
    Amerada Hess
      Corp.(S.)                 7,000           612,500
    BJ Services Co.*(S.)        2,000           164,500
    Chevron Corp.(S.)          11,500         1,110,440
    Ensco International,
      Inc.(S.)                 11,400           443,460
    Equitable Resources, Inc.   6,000           480,000
    Exxon Mobil Corp.          29,800         2,640,280
    Helmerich & Payne, Inc.     5,000           256,150
    Kerr-McGee Corp.(S.)       26,400         1,891,560
    Nicor, Inc.                 2,400            94,056
    Occidental Petroleum
      Corp.(S.)                34,300         1,033,116
    Phillips Petroleum
      Co.(S.)                   5,700           339,720
    Ultramar Diamond
      Shamrock Corp.(S.)        2,700           121,797
    USX-Marathon Group,
      Inc.                     16,800      $    536,928
    Valero Energy Corp.        10,300           496,048
                                           ------------
                                             10,220,555
                                           ------------

  PAPER & FOREST PRODUCTS -- 0.6%
    Bowater, Inc.               4,800           232,800
    Westvaco Corp.              8,500           224,230
    Weyerhaeuser Co.           11,100           627,483
                                           ------------
                                              1,084,513
                                           ------------

ASAF AMERICAN CENTURY STRATEGIC BALANCED FUND

-------------------------------------------------------
                               SHARES             VALUE
-------------------------------------------------------
PHARMACEUTICALS -- 4.3%
    Allergan, Inc.(S.)          4,000      $    304,000
    Bristol-Meyers Squibb
      Co.                      18,700         1,047,200
    IVAX Corp.*(S.)            22,200           889,110
    Lilly, (Eli) & Co.(S.)     4,000           340,000
    Merck & Co., Inc.          27,200         2,066,384
    Pfizer, Inc.               68,200         2,953,060
    Pharmacia Corp.(S.)        13,600           710,736
                                           ------------
                                              8,310,490
                                           ------------
  PRECIOUS METALS -- 0.1%
    Inco Ltd.*                  9,900           179,586
                                           ------------

  PRINTING & PUBLISHING -- 0.3%
    Gannett Co.,
      Inc.(S.)                  1,900           122,645
    Lexmark International
      Group, Inc. Cl-A*         2,300           141,289
    Readers Digest Assoc.,
      Inc.                      4,600           127,190
    Tribune Co.(S.)             3,100           130,634
                                           ------------
                                                521,758
                                           ------------

  RAILROADS -- 0.1%
    Union Pacific Corp.         3,400           193,426
                                           ------------

  RESTAURANTS -- 0.3%
    Brinker International,
      Inc.*                     7,800           223,860
    Jack in the Box, Inc.*     14,300           378,521
                                           ------------
                                                602,381
                                           ------------
  RETAIL & MERCHANDISING -- 3.2%
    Best Buy Co.,
      Inc.*(S.)                 3,000           165,150
    Circuit City Stores,
      Inc.                     24,500           368,725
    CVS Corp.                   7,800           459,810
    Federated Department
      Stores, Inc.*             2,800           120,344
    Home Depot, Inc.(S.)        8,000           376,800
    Kohl's Corp.*               5,300           323,618
    May Department Stores
      Co.                      16,400           610,900
    RadioShack Corp.(S.)        9,600           294,048
    Sears, Roebuck & Co.       20,500           755,425
    Talbots, Inc.               4,100           171,585
    Tiffany & Co.               4,500           145,890
    Wal-Mart Stores, Inc.      40,200         2,079,948
    Zale Corp.*                10,100           336,936
                                           ------------
                                              6,209,179
                                           ------------

  SEMICONDUCTORS -- 1.9%
    Applied Materials,
      Inc.*(S.)                 4,000      $    218,400
    Atmel Corp.*               20,900           290,301
    Integrated Device
      Technology, Inc.*         9,400           368,198
    Intel Corp.(S.)            62,500         1,931,875
    International
      Rectifier Corp.*         11,100           616,050

-------------------------------------------------------
                               SHARES             VALUE
-------------------------------------------------------
    JDS Uniphase
      Corp.*(S.)                5,780           123,576
    Maxim Integrated
      Products, Inc.*           3,300           168,630
                                           ------------
                                              3,717,030
                                           ------------

  TELECOMMUNICATIONS -- 4.3%
    BellSouth Corp.(S.)        39,400         1,653,224
    Global Crossing Ltd.*      16,000           200,480
    Nortel Networks Corp.
      NY Reg.                  21,800           333,540
    QUALCOMM, Inc.*             7,400           424,464
    Qwest Communications
      International, Inc.      24,800         1,014,320
    SBC Communications,
      Inc.                     29,900         1,233,375
    Scientific-Atlanta,
      Inc.                     12,400           715,852
    Sprint Corp. (FON
      Group)(S.)                5,400           115,452
    Univision
      Communications,
      Inc.*(S.)                 8,400           367,164
    Verizon
      Communications,
      Inc.(S.)                 37,600         2,070,632
    WorldCom, Inc.*(S.)         7,500           136,875
                                           ------------
                                              8,265,378
                                           ------------

  TRANSPORTATION -- 0.1%
    FedEx Corp.*                4,300           180,901
                                           ------------

  UTILITIES -- 1.8%
    Entergy Corp.              20,600           834,300
    Exelon Corp.               13,100           904,555
    PPL Corp.                  30,400         1,672,000
    Puget Energy, Inc.          4,000            94,960
                                           ------------
                                              3,505,815
                                           ------------
TOTAL COMMON STOCK
  (Cost $108,994,539)                       112,189,637
                                           ------------
                                     PAR
                                   (000)
                                   -----

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 20.0%
    Federal Home Loan Bank
      4.50%, 05/01/01         $10,600        10,600,000
                                           ------------

    Federal Home Loan
      Mortgage Corp.
      5.25%, 02/15/04         $ 1,500      $  1,511,422
      6.50%, 06/01/29           3,748         3,714,432
      6.50%, 05/15/31
         [TBA]                  3,000         2,971,875
      7.00%, 06/01/14-
         07/01/30               3,146         3,185,009
                                           ------------
                                             11,382,738
                                           ------------

                                                                              19
16

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

-------------------------------------------------------
                                  PAR
                                (000)             VALUE
-------------------------------------------------------
    Federal National
      Mortgage Assoc.
      6.00%, 12/01/13-
        04/01/14              $ 1,400      $  1,389,446
      6.50%, 06/18/24-
         07/01/29               3,135         3,110,992
      6.625%, 11/15/10            400           416,662
      7.00%, 05/01/11-
         05/01/30               2,536         2,565,632
      7.125%, 02/15/05          1,600         1,701,797
      7.25%, 01/15/10(S.)       2,700         2,931,020
      7.50%, 07/01/29             776           792,679
                                           ------------
                                             12,908,228
                                           ------------
    Government National
      Mortgage Assoc.
      6.00%, 08/15/28             169           164,202
      6.50%, 05/15/28-
         03/15/29               1,180         1,170,540
      7.00%, 08/15/29           1,292         1,306,502
      7.50%, 05/15/30             890           911,320
                                           ------------
                                              3,552,564
                                           ------------
  (Cost $37,544,016)                         38,443,530
                                           ------------

CORPORATE OBLIGATIONS -- 11.6%
  AEROSPACE -- 0.4%
    Raytheon Co.
      8.20%, 03/01/06             800           846,115
                                           ------------

  CABLE TELEVISION -- 0.3%
    CSC Holdings, Inc.
      7.625%, 07/15/18            700           629,019
                                           ------------

  CONGLOMERATES -- 0.4%
    Tyco International
      Group
      6.375%, 02/15/06            700           702,697
                                           ------------

  ELECTRONIC COMPONENTS & EQUIPMENT -- 0.9%
    Dominion Resources,
      Inc.
      6.00%, 01/31/03           1,000         1,006,553
    Mirant Americas 144A
      8.30%, 05/01/11             700           705,530
                                           ------------
                                              1,712,083
                                           ------------

  ENERGY SERVICES -- 1.6%
    Duke Energy Field
      Services
      7.875%, 08/16/10            700           741,481
    Georgia Power Co.
      5.75%, 01/31/03           1,300         1,311,428
    Keyspan Energy Corp.
      7.25%, 11/15/05             900           943,777
                                           ------------
                                              2,996,686
                                           ------------
  ENTERTAINMENT & LEISURE -- 0.2%
    AOL Time Warner, Inc.
      7.625%, 04/15/31            300           301,666
                                           ------------

-------------------------------------------------------
                                  PAR
                                (000)             VALUE
-------------------------------------------------------

  FINANCIAL -- BANK & TRUST -- 0.8%
    Merrill Lynch & Co.,
      Inc.
      7.25%, 07/26/02         $ 1,500      $  1,544,594
                                           ------------

  FINANCIAL SERVICES -- 2.1%
    Cilcorp, Inc.
      8.70%, 10/15/09             400           421,513
    Citigroup, Inc.
      7.25%, 10/01/10             900           936,843
    Ford Motor Credit
      Corp.
      7.50%, 03/15/05             700           728,463
      6.875%, 02/01/06          1,150         1,171,464
    Morgan Stanley Dean
      Witter & Co.
      6.10%, 04/15/06           1,000           997,678
                                           ------------
                                              4,255,961
                                           ------------

  FOOD -- 1.1%
    Delhaize America, Inc.
      144A
      9.00%, 04/15/31             450           474,209
    Kellogg Co. 144A
      7.45%, 04/01/31             600           598,283
    Kroger Co.
      7.65%, 04/15/07             900           944,324
                                           ------------
                                              2,016,816
                                           ------------

  HEALTHCARE SERVICES -- 0.3%
    Cardinal Healthcare,
      Inc.
      6.75%, 02/15/11             500           505,752
                                           ------------

  HOTELS & MOTELS -- 0.4%
    MGM Mirage, Inc.
      8.50%, 09/15/10             800           823,167
                                           ------------

  OIL & GAS -- 0.6%
    Anderson Exploration Ltd.
    6.75%, 03/15/11               700           691,972
    Petro Geo-Services ASA
      6.625%, 03/30/08            600           543,120
                                           ------------
                                              1,235,092
                                           ------------

  PAPER & FOREST PRODUCTS -- 0.3%
    Abitibi Consolidated, Inc.
    8.55%, 08/01/10               500           524,142
                                           ------------

  RAILROADS -- 0.2%
    Burlington North Santa
      Fe Corp.
      6.75%, 03/15/29             400           364,476
                                           ------------

  REAL ESTATE -- 0.4%
    EOP Operating Ltd.
      6.75%, 02/15/08             700           687,789
                                           ------------

ASAF AMERICAN CENTURY STRATEGIC BALANCED FUND

-------------------------------------------------------
                                  PAR
                                (000)             VALUE
-------------------------------------------------------
RETAIL & MERCHANDISING -- 0.4%
    Safeway, Inc.
      6.15%, 03/01/06         $   800      $    797,682
                                           ------------

  TELECOMMUNICATIONS -- 0.6%
    Comcast Cable
      Communications Corp.
      8.375%, 05/01/07            800           870,347
    KPNQwest NV
      8.125%, 06/01/09            250           211,250
                                           ------------
                                              1,081,597
                                           ------------

  UTILITIES -- 0.6%
    Alliant Energy Corp.
      7.375%, 11/09/09            400           404,410
    El Paso Energy Corp.
      8.05%, 10/15/30             800           837,836
                                           ------------
                                              1,242,246
                                           ------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $21,853,081)                         22,267,580
                                           ------------
U.S. TREASURY OBLIGATIONS -- 6.4%
    U.S. Treasury Bonds
      8.00%, 11/15/21#          1,000         1,245,157
      6.375%, 08/15/27            100           106,058
                                           ------------
                                              1,351,215
                                           ------------
    U.S. Treasury
      Inflationary Bonds
      3.50%, 01/15/11           1,000         1,026,047
                                           ------------
    U.S. Treasury Notes
      6.00%, 07/31/02             100           102,242
      5.875%, 09/30/02            200           204,549
      6.75%, 05/15/05#          3,000         3,208,237
      5.75%,
         11/15/05(S.)           2,750         2,845,821
      5.625%, 02/15/06            300           309,171
      5.00%, 02/15/11           2,200         2,145,002
                                           ------------
                                              8,815,022
                                           ------------
    U.S. Treasury Strips
      6.125%, 11/15/27          5,350         1,091,528
                                           ------------
  (Cost $12,274,693)                         12,283,812
                                           ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 5.0%
    AmeriCredit Automobile
      Receivables Trust
      Series 1999-D
      Cl-A3
      7.02%, 12/12/05             600           621,172
    Case Equipment Loan
      Trust Series 1998-B
      Cl-A4
      5.92%, 10/15/05             181           182,382

-------------------------------------------------------
                                  PAR
                                (000)             VALUE
-------------------------------------------------------
    Chase Commercial
      Mortgage Securities
      Corp. Series 1999-2
      Cl-A2
      7.198%, 11/15/09        $ 1,000      $  1,047,063
    CIT RV Trust Series
      1998-A
      Cl-A4
      6.09%, 02/15/12             100           102,281
    Delta Air Lines Series
      2000-1
      Cl-A-1
      7.379%, 05/18/10            800           842,372
    First Union National
      Bank Series 2001-C1
      Cl-A2
      6.136%, 03/20/33            900           873,387
    First Union-Lehman
      Brothers Series
      1998-C2
      Cl-A2
      6.56%, 11/18/08           1,000         1,017,872
    General Motors
      Acceptance Corp.
      Series 1999-C1
      Cl-A2
      6.175%, 05/15/33            700           694,714
    Morgan Stanley Capital
      I Series 1998-WF1
      Cl-A2
      6.55%, 12/15/07             500           509,876
    NationsLink Funding
      Corp. Series 1998-2
      Cl-A1
      6.001%, 11/20/07             84            84,980
    NationsLink Funding
      Corp. Series 1999-1
      Cl-A2
      6.316%, 11/20/08          1,200         1,201,536
    PSE&G Transition
      Funding LLC Series
      2001-1
      Cl-A5
      6.45%, 03/15/13             800           802,302
    Residential Asset
      Securities Corp.
      Series 1999-KS3
      Cl-A2
      7.075%, 09/25/20          1,500         1,521,746
                                           ------------
  (Cost $9,322,155)                           9,501,683
                                           ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

-------------------------------------------------------
                                                  VALUE
-------------------------------------------------------
TOTAL INVESTMENTS -- 101.5%
(Cost $189,988,484)                        $194,686,242
LIABILITIES IN EXCESS OF OTHER ASSETS --
  (1.5%)                                     (2,922,151)
                                           ------------
NET ASSETS -- 100.0%                       $191,764,091
                                           ============

# Securities with an aggregate market value of $4,453,393 have been segregated with the custodian to cover margin requirements for the following open futures contracts at April 30, 2001:

                 EXPIRATION   NUMBER OF     UNREALIZED
  DESCRIPTION      MONTH      CONTRACTS   (DEPRECIATION)
--------------------------------------------------------
S&P 500 Index      06/01         12          $(24,975)
                                             ========

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing security.
144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(S.) All or a portion of the security was on loan. (See Note 2)

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF FEDERATED HIGH YIELD BOND FUND

---------------------------------------------------
                                 PAR
                               (000)          VALUE
---------------------------------------------------
CORPORATE OBLIGATIONS -- 88.1%
  ADVERTISING -- 0.5%
    Advanstar
      Communications 144A
      12.00%, 02/15/11       $   525   $    538,125
    Advanstar, Inc. 144A
      15.00%, 10/15/11           225        114,188
                                       ------------
                                            652,313
                                       ------------
  AEROSPACE -- 0.4%
    Anteon Corp.
      12.00%, 05/15/09           550        530,750
                                       ------------
  AUTOMOTIVE PARTS -- 2.8%
    Accuride Corp. Cl-B
      9.25%, 02/01/08            575        416,875
    Aftermarket Technology,
      Inc.
      12.00%, 08/01/04           100         96,000
    Aftermarket Technology,
      Inc. Cl-D
      12.00%, 08/01/04           425        408,000
    American Axle &
      Manufacturing, Inc.
      9.75%, 03/01/09            825        816,750
    French, (J.L.)
      Automotive Casting,
      Inc.
      11.50%, 06/01/09           450        204,750
    Lear Corp.
      9.50%, 07/15/06            200        207,000
    Lear Corp. Cl-B
      8.11%, 05/15/09          1,650      1,652,228
    Oxford Automotive, Inc.
      10.125%, 06/15/07          300        151,500
                                       ------------
                                          3,953,103
                                       ------------
  BEVERAGES -- 0.5%
    Constellation Brands,
      Inc. 144A
      8.00%, 02/15/08            650        667,875
                                       ------------
  BROADCASTING -- 2.0%
    Acme Television Co.
      Cl-B
      10.08%, 09/30/04
      [STEP]                     600        558,000
    Big City Radio, Inc.
      11.25%, 03/15/05           325        138,125
    Fox/Liberty Networks
      LLC
      9.709%, 08/15/07
      [STEP]                     525        486,938
    Sinclair Broadcasting
      Group, Inc.
      9.00%, 07/15/07            425        397,375
      8.75%, 12/15/07            425        388,875
    UIH Australia Pacific,
      Inc. Cl-B
      15.663%, 05/15/06
      [STEP]                     325        154,375

---------------------------------------------------
                                 PAR
                               (000)          VALUE
---------------------------------------------------
    UnitedGlobalCom, Inc.
      Cl-B
      11.181%, 02/15/08
      [STEP]                 $ 1,600   $    744,000
                                       ------------
                                          2,867,688
                                       ------------
  BUILDING MATERIALS -- 1.0%
    American Builders &
      Contractors Supply
      Co., Inc. Cl-B
      10.625%, 05/15/07          300        268,500
    ISG Resources, Inc.
      10.00%, 04/15/08           600        309,000
    Juno Lighting, Inc.
      11.875%, 07/01/09          300        283,500
    NCI Building Systems,
      Inc. Cl-B
      9.25%, 05/01/09            300        274,500
    WCI Communities, Inc.
      144A
      10.625%, 02/15/11          300        315,000
                                       ------------
                                          1,450,500
                                       ------------
  BUSINESS SERVICES -- 1.8%
    Intermedia
      Communications, Inc.
      12.287%, 03/01/09
      [STEP]                   1,450        964,250
    Intermedia
      Communications, Inc.
      Cl-B
      10.56%, 07/15/07
      [STEP]                     850        705,500
      8.875%, 11/01/07            50         46,750
      8.60%, 06/01/08            275        257,125
    Orion Network Systems,
      Inc.
      11.25%, 01/15/07           625        221,875
    Sitel Corp.
      9.25%, 03/15/06            375        320,625
    Teligent, Inc.
      11.50%, 12/01/07           500          7,500
    Teligent, Inc. Cl-B
      14.94%, 03/01/08
      [STEP]                     650          6,500
    U.S. Office Products
      Co.+
      9.75%, 06/15/08            925         23,125
    WinStar
      Communications++
      10.28%, 04/15/10
      [STEP]                   1,125         16,875
      12.75%, 04/15/10           300          6,000
                                       ------------
                                          2,576,125
                                       ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                                 PAR
                               (000)          VALUE
---------------------------------------------------
CABLE TELEVISION -- 7.3%
    Charter Communications
      Holdings LLC
      12.782%, 01/15/11
      [STEP]                 $ 2,925   $  1,908,563
      11.72%, 04/01/11
      [STEP]                   3,400      2,439,499
    CSC Holdings, Inc.
      9.25%, 11/01/05            500        515,000
      9.875%, 05/15/06           400        422,000
      7.875%, 12/15/07            50         50,124
      9.875%, 02/15/13           300        319,500
    Diamond Holdings Co.
      PLC
      9.125%, 02/01/08           200        147,000
    Echostar DBS Corp.
      9.375%, 02/01/09           725        743,125
    Golden Sky Systems,
      Inc.
      12.375%, 08/01/06          275        279,125
    Pegasus Communications
      Corp. Cl-B
      9.625%, 10/15/05         1,150      1,086,750
      9.75%, 12/01/06            225        212,625
    RCN Corp.
      12.618%, 10/15/07
      [STEP]                     525        102,375
    TeleWest Communications
      PLC
      11.00%, 10/01/07           925        898,406
      11.25%, 11/01/08           200        201,000
      9.25%, 04/15/09
      [STEP]                     600        321,000
    United Pan-Europe
      Communication Corp.
      12.446%, 08/01/09
      [STEP]                   1,800        621,000
                                       ------------
                                         10,267,092
                                       ------------
  CHEMICALS -- 3.3%
    Foamex L.P.
      13.50%, 08/15/05           625        409,375
      9.875%, 06/15/07           100         55,500
    General Chemical
      Industry Products,
      Inc.
      10.625%, 05/01/09          500        287,500
    Huntsman Corp. 144A
      9.50%, 07/01/07            550        415,250
    Huntsman ICI Chemicals
      Corp.
      10.125%, 07/01/09          500        512,500
    Lyondell Chemical Co.
      9.625%, 05/01/07           475        494,000
      10.875%, 05/01/09        1,200      1,239,000
    Polymer Group, Inc.
      Cl-B
      9.00%, 07/01/07            550        217,250
      8.75%, 03/01/08            750        281,250
    Sterling Chemicals,
      Inc.
      11.75%, 08/15/06           425         74,375
    Texas Petrochemical
      Corp.
      11.125%, 07/01/06          300        256,500

---------------------------------------------------
                                 PAR
                               (000)          VALUE
---------------------------------------------------
    United Industries Corp.
      Cl-B
      9.875%, 04/01/09       $   625   $    459,375
                                       ------------
                                          4,701,875
                                       ------------
  CLOTHING & APPAREL -- 0.4%
    GFSI, Inc. Cl-B
      9.625%, 03/01/07           675        516,375
    Pillowtex Corp. Cl-B
      9.00%, 12/15/07++          575         25,875
                                       ------------
                                            542,250
                                       ------------
  CONGLOMERATES -- 0.4%
    Eagle-Picher
      Industries, Inc.
      9.375%, 03/01/08           700        339,500
    Trizec Financial Ltd.
      10.875%, 10/15/05          275        281,875
                                       ------------
                                            621,375
                                       ------------
  CONSTRUCTION -- 0.6%
    Formica Corp.
      10.875%, 03/01/09          575        388,125
    MMI Products, Inc. Cl-B
      11.25%, 04/15/07           400        398,000
                                       ------------
                                            786,125
                                       ------------
  CONSUMER PRODUCTS & SERVICES -- 4.3%
    Albecca, Inc.
      10.75%, 08/15/08           675        668,250
    Amscan Holdings, Inc.
      9.875%, 12/15/07           500        402,500
    Boyds Collection Ltd.
      9.00%, 05/15/08            340        340,000
    Cabot Safety Corp.
      12.50%, 07/15/05           450        450,000
    Chattem, Inc. Cl-B
      8.875%, 04/01/08           675        583,875
    Diamond Brands
      Operating, Inc.++
      10.125%, 04/15/08           50          5,250
      12.83%, 04/15/09
      [STEP]                      50            750
    Glenoit Corp.
      11.00%, 04/15/07+, ++      175          4,375
    Jostens, Inc.
      12.75%, 05/01/10           625        634,375
    Levi Strauss & Co.
      11.625%, 01/15/08          675        681,749
    NBTY, Inc. Cl-B
      8.625%, 09/15/07           400        354,000
    Playtex Family Products
      Corp.
      9.00%, 12/15/03            600        609,000
    Revlon Consumer
      Products Corp.
      8.625%, 02/01/08         1,350        641,250
    Sleepmaster, Inc.
      11.00%, 05/15/09           425        337,875

ASAF FEDERATED HIGH YIELD BOND FUND

---------------------------------------------------
                                 PAR
                               (000)          VALUE
---------------------------------------------------
    Volume Services
      America, Inc.
      11.25%, 03/01/09       $   400   $    366,000
                                       ------------
                                          6,079,249
                                       ------------
  CONTAINERS & PACKAGING -- 1.5%
    Huntsman Packaging
      Corp.
      13.00%, 06/01/10           475        334,875
    Owens-Illinois, Inc.
      7.85%, 05/15/04          1,300      1,131,000
      8.10%, 05/15/07            450        366,750
      7.35%, 05/15/08            350        280,000
    Russell Stanley
      Holdings, Inc.
      10.875%, 02/15/09+,
      ++                         300         49,500
                                       ------------
                                          2,162,125
                                       ------------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 1.0%
    Amphenol Corp.
      9.875%, 05/15/07           260        274,300
    SCG Holdings Corp.
      12.00%, 08/01/09           162        114,210
    WESCO Distribution,
      Inc. Cl-B
      9.125%, 06/01/08         1,075      1,026,625
                                       ------------
                                          1,415,135
                                       ------------
  ENERGY SERVICES -- 0.1%
    AES Drax Energy Ltd.
      144A
      11.50%, 08/30/10           100        109,000
                                       ------------
  ENTERTAINMENT & LEISURE -- 2.9%
    AMF Group, Inc.
      12.25%, 03/15/06+          512         38,400
    Florida Panthers
      Holdings, Inc.
      9.875%, 04/15/09         1,025      1,045,500
    Premier Parks, Inc.
      9.25%, 04/01/06             75         76,688
      9.75%, 06/15/07            500        522,500
      10.321%, 04/01/08
      [STEP]                   2,150      1,795,250
    Regal Cinemas, Inc.
      9.50%, 06/01/08+, ++     1,125        135,000
    True Temper Sports,
      Inc.
      10.875%, 12/01/08          425        435,625
                                       ------------
                                          4,048,963
                                       ------------
  ENVIRONMENTAL SERVICES -- 3.0%
    Allied Waste North
      America Co.
      8.875%, 04/01/08 144A      750        776,250
      10.00%, 08/01/09         1,725      1,785,375

---------------------------------------------------
                                 PAR
                               (000)          VALUE
---------------------------------------------------
    Allied Waste North
      America Co. Cl-B
      7.625%, 01/01/06       $ 1,100   $  1,091,750
      7.875%, 01/01/09           525        519,750
                                       ------------
                                          4,173,125
                                       ------------
  FARMING & AGRICULTURE -- 0.2%
    Royster-Clark, Inc.
      10.25%, 04/01/09           375        316,875
                                       ------------
  FINANCIAL -- BANK & TRUST -- 1.2%
    GS Escrow Corp.
      7.125%, 08/01/05         1,700      1,650,360
                                       ------------
  FINANCIAL SERVICES -- 0.8%
    Caithness Coso Fund
      Corp.
      9.05%, 12/15/09            750        686,250
    Unifrax Investment
      Corp.
      10.50%, 11/01/03           475        429,875
                                       ------------
                                          1,116,125
                                       ------------
  FOOD -- 2.1%
    Agrilink Foods, Inc.
      11.875%, 11/01/08        1,050        866,250
    Del Monte Foods Co.
      12.209, 12/15/07
      [STEP]                     500        490,000
    Dominos, Inc. Cl-B
      10.375%, 01/15/09          600        610,500
    Eagle Family Foods,
      Inc. Cl-B
      8.75%, 01/15/08            600        351,000
    Jitney-Jungle Stores,
      Inc.
      10.375%, 09/15/07++        150              0
    Michael Foods
      Acquisition Corp.
      144A
      11.75%, 04/01/11           650        685,750
    Nebco Evans Holding Co.
      10.875%, 07/15/07
      [STEP]++                   125              0
                                       ------------
                                          3,003,500
                                       ------------
  FURNITURE -- 0.6%
    Sealy Mattress Co. Cl-B
      9.875%, 12/15/07           250        255,000
      11.022%, 12/15/07
      [STEP]                     625        540,625
                                       ------------
                                            795,625
                                       ------------
  HEALTHCARE SERVICES -- 6.0%
    Alliance Imaging, Inc.
      144A
      10.375%, 04/15/11          675        688,500
    Davita, Inc. 144A
      9.25%, 04/15/11            200        207,000

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                                 PAR
                               (000)          VALUE
---------------------------------------------------
    HCA -- The Healthcare
      Corp.
      6.91%, 06/15/05        $   800   $    794,160
      8.75%, 09/01/10          1,000      1,080,000
    Hudson Respiratory
      Care, Inc.
      9.125%, 04/15/08           750        453,750
    Manor Care, Inc. 144A
      8.00%, 03/01/08            725        727,168
    Tenet Healthcare Corp.
      8.00%, 01/15/05            975      1,009,125
      8.625%, 01/15/07           400        418,000
      7.625%, 06/01/08           100        102,500
      8.125%, 12/01/08         1,125      1,175,625
      9.25%, 09/01/10          1,300      1,481,999
    Triad Hospitals, Inc.
      144A
      8.75%, 05/01/09            300        308,250
                                       ------------
                                          8,446,077
                                       ------------
  HOTELS & MOTELS -- 0.8%
    Courtyard by Marriott
      II Ltd. Cl-B
      10.75%, 02/01/08           350        360,500
    Meristar Hospitality
      Corp. [REIT] 144A
      9.00%, 01/15/08            200        202,500
      9.125%, 01/15/11           575        583,625
                                       ------------
                                          1,146,625
                                       ------------
  INDUSTRIAL PRODUCTS -- 1.8%
    Blount, Inc.
      7.00%, 06/15/05            125         97,500
      13.00%, 08/01/09           425        235,875
    Continental Global
      Group, Inc. Cl-B
      11.00%, 04/01/07           100         40,000
    Dresser, Inc. 144A
      9.375%, 04/15/11           700        721,000
    Hexcel Corp.
      7.00%, 08/01/03            200        181,250
      9.75%, 01/15/09            650        633,750
    Tekni-Plex, Inc.
      12.75%, 06/15/10           500        412,500
    URS Corp. Cl-B
      12.25%, 05/01/09           225        223,875
                                       ------------
                                          2,545,750
                                       ------------
  INTERNET SERVICES -- 0.5%
    Call-Net Enterprises,
      Inc. [STEP]
      8.949%, 08/15/07           425        104,125
      9.441%, 08/15/08           425         82,875
      11.162%, 05/15/09        1,700        314,500
    PSINet, Inc.++
      11.50%, 11/01/08           325         26,000
      11.00%, 08/01/09           800         64,000
    PSINet, Inc. Cl-B++
      10.00%, 02/15/05           525         42,000
                                       ------------
                                            633,500
                                       ------------

---------------------------------------------------
                                 PAR
                               (000)          VALUE
---------------------------------------------------
  MACHINERY & EQUIPMENT -- 2.7%
    AGCO Corp. 144A
      9.50%, 05/01/08        $   900   $    900,000
    Clark Materials
      Handling Corp. Cl-D
      10.75%, 11/15/06+          150          3,750
    Columbus McKinnon Corp.
      8.50%, 04/01/08            700        577,500
    NationsRent, Inc.
      10.375%, 12/15/08          450        110,250
    Simonds Industries,
      Inc.
      10.25%, 07/01/08           400        282,000
    United Rentals, Inc.
      10.75%, 04/15/08 144A    1,075      1,083,063
      9.25%, 01/15/09            800        700,000
    Woods Equipment Co.
      12.00%, 07/15/09           325        102,375
                                       ------------
                                          3,758,938
                                       ------------
  MEDICAL SUPPLIES & EQUIPMENT -- 2.3%
    CONMED Corp.
      9.00%, 03/15/08            625        590,625
    Fisher Scientific
      International, Inc.
      9.00%, 02/01/08            625        625,000
      9.00%, 02/01/08            875        875,000
    Hanger Orthopedic
      Group, Inc.
      11.25%, 06/15/09           450        173,250
    Kinetic Concepts, Inc.
      Cl-B
      9.625%, 11/01/07         1,025        958,375
                                       ------------
                                          3,222,250
                                       ------------
  METALS & MINING -- 1.5%
    AEI Resources, Inc.
      144A+
      10.50%, 12/15/05           450        173,250
      11.50%, 12/15/06           300         22,500
    Euramax International
      PLC
      11.25%, 10/01/06           725        460,375
    Metals USA, Inc.
      8.625%, 02/15/08           525        396,375
    Murrin Murrin Holdings
      PTY
      9.375%, 08/31/07           250        191,250
    Neenah Corp. Cl-B
      11.125%, 05/01/07          525        262,500
    Neenah Corp. Cl-F
      11.125%, 05/01/07          525        262,500
    Republic Technologies,
      Inc.
      13.75%, 07/15/09++         400         26,000
    Ryerson Tull, Inc.
      9.125%, 07/15/06           375        331,875
                                       ------------
                                          2,126,625
                                       ------------

ASAF FEDERATED HIGH YIELD BOND FUND

---------------------------------------------------
                                 PAR
                               (000)          VALUE
---------------------------------------------------
OFFICE EQUIPMENT -- 0.6%
    Buhrmann U.S., Inc.
      12.25%, 11/01/09       $   800   $    844,000
                                       ------------
  OIL & GAS -- 1.8%
    BRL Universal Equipment
      144A
      8.875%, 02/15/08           550        570,625
    Comstock Resources,
      Inc.
      11.25%, 05/01/07           200        213,000
    Continental Resources,
      Inc.
      10.25%, 08/01/08           375        328,125
    Forest Oil Corp.
      10.50%, 01/15/06           450        487,125
    Pogo Producing Co. Cl-B
      10.375%, 02/15/09          500        552,500
    Pride Petroleum
      Services, Inc.
      9.375%, 05/01/07           350        374,500
                                       ------------
                                          2,525,875
                                       ------------
  PAPER & FOREST PRODUCTS -- 0.6%
    Stone Container Corp. 144A
      9.75%, 02/01/11            875        910,000
                                       ------------
  PRINTING & PUBLISHING -- 0.7%
    Garden State
      Newspapers, Inc. Cl-B
      8.75%, 10/01/09            475        463,125
    Hollinger International
      Publishing Co.
      9.25%, 03/15/07            300        310,500
    Ziff Davis Media, Inc.
      12.00%, 07/15/10           300        229,500
                                       ------------
                                          1,003,125
                                       ------------
  RAILROADS -- 0.1%
    Railworks Corp.
      11.50%, 04/15/09           375        140,625
                                       ------------
  REAL ESTATE -- 1.7%
    HMH Properties, Inc.
      Cl-A
      7.875%, 08/01/05           400        397,000
    HMH Properties, Inc.
      Cl-B
      7.875%, 08/01/08           825        808,500
    HMH Properties, Inc.
      Cl-C
      8.45%, 12/01/08          1,225      1,221,938
                                       ------------
                                          2,427,438
                                       ------------
  RESTAURANTS -- 0.5%
    Advantica Restaurant
      Group, Inc.
      11.25%, 01/15/08           250        158,750

---------------------------------------------------
                                 PAR
                               (000)          VALUE
---------------------------------------------------
    Carrols Corp.
      9.50%, 12/01/08        $   675   $    597,375
                                       ------------
                                            756,125
                                       ------------
  RETAIL & MERCHANDISING -- 0.2%
    Community Distributors,
      Inc. Cl-B
      10.25%, 10/15/04           200        121,000
    K Mart Corp.
      9.375%, 02/01/06           125        127,656
                                       ------------
                                            248,656
                                       ------------
  SEMICONDUCTORS -- 0.7%
    Fairchild Semiconductor
      Corp.
      10.375%, 10/01/07          150        144,750
      10.50%, 02/01/09           350        343,000
      10.75%, 04/15/09           550        459,250
                                       ------------
                                            947,000
                                       ------------
  TELECOMMUNICATIONS -- 21.3%
    Airgate PCS, Inc.
      13.838%, 10/01/09
      [STEP]                   1,150        695,750
    Alamosa Delaware, Inc.
      144A
      12.50%, 02/01/11           350        346,500
    Alamosa PCS Holdings,
      Inc.
      13.683%, 02/15/10
      [STEP]                   1,250        656,250
    American Tower Corp.
      144A
      9.375%, 02/01/09           750        746,250
    Asia Global Crossing
      Ltd.
      13.375%, 10/15/10          350        334,250
    AT&T Wireless Group
      144A
      7.875%, 03/01/11         1,200      1,207,944
    Crown Castle
      International Corp.
      10.483%, 05/15/11
      [STEP]                   1,100        786,500
      10.75%, 08/01/11           250        266,875
      11.272%, 08/01/11
      [STEP]                   1,000        710,000
    Dolphin Telecom PLC
      14.00%, 05/15/09
      [STEP]                     600         61,500
    Echostar Broadband
      Corp.
      10.375%, 10/01/07        1,000      1,037,500
    Global Crossing
      Holdings Ltd.
      9.50%, 11/15/09          2,475      2,351,249
    Golden Sky DBS, Inc.
      15.213%, 03/01/07
      [STEP]                     425        274,125

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                                 PAR
                               (000)          VALUE
---------------------------------------------------
    Level 3 Communications,
      Inc.
      9.125%, 05/01/08       $ 1,475   $    966,125
      11.528%, 12/01/08
      [STEP]                   3,375      1,442,813
    McLeodUSA, Inc.
      7.711%, 03/01/07
      [STEP]                   1,250        962,500
      8.375%, 03/15/08           150        117,750
      9.50%, 11/01/08            125        100,625
      8.125%, 02/15/09           700        542,500
    MetroMedia Fiber
      Network, Inc.
      10.00%, 12/15/09           300        205,500
    Millicom International
      Cellular, Inc.
      13.529%, 06/01/06
      [STEP]                   1,050        897,750
    Nextel Communications,
      Inc.
      10.628%, 02/15/08
      [STEP]                   2,650      1,802,000
      9.375%, 11/15/09         1,625      1,389,375
    Nextel International,
      Inc.
      12.125%, 04/15/08
      [STEP]                      50         23,250
    Nextel Partners, Inc.
      13.664%, 02/01/09
      [STEP]                     260        159,900
      11.00%, 03/15/10           375        328,125
    NEXTLINK
      Communications, Inc.
      11.07%, 04/15/08
      [STEP]                     950        313,500
      10.75%, 06/01/09           850        420,750
      11.725%, 06/01/09
      [STEP]                   2,525        694,375
    NTL Communications
      Corp. Cl-B
      10.732%, 10/01/08
      [STEP]                   1,800        981,000
      11.50%, 10/01/08           650        546,000
    NTL, Inc. Cl-B
      11.50%, 02/01/06
      [STEP]                     125        108,125
      10.381%, 04/01/08
      [STEP]                   2,875      1,552,500
    Orius Capital Corp.
      12.75%, 02/01/10           250        151,250
    Rogers Cantel, Inc.
      8.80%, 10/01/07            225        214,875
    Rogers Wireless, Inc.
      144A
      9.625%, 05/01/11         1,050      1,060,500
    Telecommunications
      Techniques Co.
      9.75%, 05/15/08          1,450      1,080,250

---------------------------------------------------
                                 PAR
                               (000)          VALUE
---------------------------------------------------
    Telesystem
      International
      Wireless, Inc. Cl-B
      14.691%, 06/30/07
      [STEP]                 $   800   $    124,000
      10.352%, 11/01/07
      [STEP]                      75         13,125
    Tritel PCS, Inc.
      11.515%, 05/15/09
      [STEP]                   1,025        671,375
      10.375%, 01/15/11
      144A                       300        282,000
    Triton PCS, Inc.
      13.458%, 05/01/08
      [STEP]                     725        569,125
      9.375%, 02/01/11 144A      700        675,500
    Viatel, Inc.++
      13.739%, 04/15/08
      [STEP]                   1,800        207,000
      11.50%, 03/15/09           100         12,500
    Voicestream Wireless
      Holdings
      10.375%, 11/15/09          300        343,500
      11.657%, 11/15/09
      [STEP]                   1,525      1,204,750
    XM Satellite Radio,
      Inc.
      14.00%, 03/15/10           450        249,750
                                       ------------
                                         29,888,656
                                       ------------
  TRANSPORTATION -- 1.8%
    Allied Holdings, Inc.
      Cl-B
      8.625%, 10/01/07           550        321,750
    Ameritruck Distribution
      Corp. Cl-B
      12.25%, 11/15/05+           50              0
    Gearbulk Holding Ltd.
      11.25%, 12/01/04           825        829,125
    Holt Group, Inc.+
      9.75%, 01/15/06            100          2,500
    Motor Coach Industries,
      Inc.
      11.25%, 05/01/09           400         70,000
    Stena AB
      10.50%, 12/15/05           375        367,500
      8.75%, 06/15/07          1,050        945,000
                                       ------------
                                          2,535,875
                                       ------------
  UTILITIES -- 3.8%
    Calpine Corp.
      8.50%, 02/15/11          2,150      2,149,999
    CMS Energy Corp.
      7.50%, 01/15/09            750        698,752
      8.50%, 04/15/11            600        595,686
    El Paso Electric Co.
      Cl-E
      9.40%, 05/01/11            600        636,780
    International Utility
      Structures, Inc.
      10.75%, 02/01/08           125         69,375
    Niagara Mohawk Power
      Corp. Cl-H
      7.788%, 07/01/10
      [STEP]                     650        549,283

ASAF FEDERATED HIGH YIELD BOND FUND

---------------------------------------------------
                                 PAR
                               (000)          VALUE
---------------------------------------------------
    Triton Energy Ltd.
      8.875%, 10/01/07       $   600   $    628,500
                                       ------------
                                          5,328,375
                                       ------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $150,230,080)                   123,922,668
                                       ------------
REPURCHASE AGREEMENTS -- 9.6%
  Greenwich Capital
    Markets, Inc., 4.40%,
    dated
    04/30/01, maturing
    05/01/01, repurchase
    price
    $13,537,654,
    (Collateralized
    by U.S. Treasury Notes,
    5.50%, par value
    $13,346,000, market
    value
    $13,842,471, due
    05/15/09)
  (Cost $13,536,000)          13,536   $ 13,536,000
                                       ------------

                             SHARES
                             -------
PREFERRED STOCK -- 2.1%
  BROADCASTING -- 0.8%
    Benedek Communications
      Corp.
      11.50% [PIK]               100         30,500
    Sinclair Capital Cl-A
      11.625%                 12,125      1,048,813
                                       ------------
                                          1,079,313
                                       ------------
  FOOD -- 0.0%
    Nebco Evans Holding Co.
      11.25% [PIK]++             663              0
                                       ------------
  HEALTHCARE SERVICES -- 0.0%
    River Holding Corp.
      Cl-B
      11.50% [PIK]               661         42,964
                                       ------------
  PRINTING & PUBLISHING -- 1.1%
    Primedia, Inc.
      Cl-D 10.00%              5,700        484,500
    Primedia, Inc.
      Cl-F 9.20%               7,750        635,499
    Primedia, Inc.
      Cl-H 8.625%              6,500        529,750
                                       ------------
                                          1,649,749
                                       ------------

---------------------------------------------------
                             SHARES           VALUE
---------------------------------------------------
  TELECOMMUNICATIONS -- 0.2%
    AMFM Operating, Inc.
      12.625% [PIK]           56,400   $     62,604
    Nextel Communications,
      Inc. Cl-E
      11.125% [PIK]               25         18,126
    Pegasus Communications
      Corp. Cl-A
      12.75% [PIK]               135        132,975
                                       ------------
                                            213,705
                                       ------------
TOTAL PREFERRED STOCK
  (Cost $3,520,577)                       2,985,731
                                       ------------
COMMON STOCK -- 0.1%
  CONSUMER PRODUCTS & SERVICES -- 0.0%
    Jostens, Inc. Warrants*      475          9,619
                                       ------------
  METALS & MINING -- 0.0%
    Republic Technologies
      Warrants*++                400              0
                                       ------------
  OIL & GAS -- 0.1%
    R&B Falcon Corp.
      Warrants 144A*             275        168,004
                                       ------------
  PAPER & FOREST PRODUCTS -- 0.0%
    Pliant Corp. Warrants*
      144A                       475            475
                                       ------------
  TELECOMMUNICATIONS -- 0.0%
    Metricom, Inc.
      Warrants*                  300              0
    XM Satellite Radio
      Holdings, Inc.
      Warrants*                  450          1,463
                                       ------------
                                              1,463
                                       ------------
TOTAL COMMON STOCK
  (Cost $127,313)                           179,561
                                       ------------
TOTAL INVESTMENTS -- 99.9%
  (Cost $167,413,970)                   140,623,960
OTHER ASSETS LESS
  LIABILITIES -- 0.1%                       151,738
                                       ------------
NET ASSETS -- 100.0%                   $140,775,698
                                       ============

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing security.
+ Illiquid security.
++ Defaulted Security.
144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF ALLIANCE GROWTH FUND

-----------------------------------------------------
                              SHARES        VALUE
-----------------------------------------------------
COMMON STOCK -- 98.6%
  AEROSPACE -- 5.3%
    Honeywell
      International,
      Inc.(S.)                 160,600   $  7,850,128
                                         ------------
  BEVERAGES -- 0.3%
    Anheuser-Busch
      Companies, Inc.            9,300        371,907
                                         ------------
  BUSINESS SERVICES -- 1.0%
    First Data Corp.            22,400      1,510,656
                                         ------------
  COMPUTER HARDWARE -- 0.4%
    Dell Computer Corp.*         9,000        236,610
    EMC Corp.*                  10,000        396,000
                                         ------------
                                              632,610
                                         ------------
  COMPUTER SERVICES & SOFTWARE -- 8.6%
    Cisco Systems,
      Inc.*(S.)                251,700      4,273,866
    Electronic Data Systems
      Corp.                     38,000      2,451,000
    Microsoft Corp.*(S.)        69,000      4,674,750
    Oracle Corp.*                4,100         66,256
    Sun Microsystems, Inc.*     23,900        409,168
    Veritas Software
      Corp.*(S.)                13,800        822,618
                                         ------------
                                           12,697,658
                                         ------------
  CONGLOMERATES -- 5.2%
    Philip Morris Co.,
      Inc.(S.)                  33,500      1,678,685
    Tyco International
      Ltd.(S.)                 112,200      5,988,114
                                         ------------
                                            7,666,799
                                         ------------
  CONSUMER PRODUCTS & SERVICES -- 2.2%
    Colgate-Palmolive
      Co.(S.)                   39,400      2,200,490
    Johnson & Johnson
      Co.(S.)                   10,200        984,096
                                         ------------
                                            3,184,586
                                         ------------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 1.9%
    General Electric Co.        44,100      2,140,173
    Texas Instruments,
      Inc.(S.)                  17,600        681,120
                                         ------------
                                            2,821,293
                                         ------------
  ENTERTAINMENT & LEISURE -- 9.3%
    AOL Time Warner,
      Inc.*(S.)                154,400      7,797,200
    Harley-Davidson,
      Inc.(S.)                  29,300      1,350,437
    Viacom, Inc. Cl-B*          86,900      4,524,014
                                         ------------
                                           13,671,651
                                         ------------
  FINANCIAL -- BANK & TRUST -- 6.4%
    Bank of America Corp.        8,400        470,400
    JP Morgan Chase & Co.       28,600      1,372,228
    MBNA Corp.                 212,700      7,582,755
                                         ------------
                                            9,425,383
                                         ------------

-----------------------------------------------------
                              SHARES        VALUE
-----------------------------------------------------

  FINANCIAL SERVICES -- 12.3%
    Citigroup, Inc.            171,000   $  8,404,650
    Fannie Mae                  32,100      2,576,346
    Freddie Mac                 69,200      4,553,360
    Household
      International, Inc.       34,900      2,234,298
    Merrill Lynch & Co.,
      Inc.                       6,600        407,220
                                         ------------
                                           18,175,874
                                         ------------
  HEALTHCARE SERVICES -- 1.9%
    Tenet Healthcare Corp.      15,000        669,600
    United HealthGroup,
      Inc.(S.)                  31,400      2,056,072
                                         ------------
                                            2,725,672
                                         ------------
  INSURANCE -- 2.4%
    American International
      Group, Inc.(S.)           43,700      3,574,660
                                         ------------
  INTERNET SERVICES -- 0.3%
    Juniper Networks,
      Inc.*(S.)                  7,200        425,016
                                         ------------
  MACHINERY & EQUIPMENT -- 0.2%
    Baker Hughes, Inc.           7,200        282,888
                                         ------------
  MEDICAL SUPPLIES & EQUIPMENT -- 1.4%
    Medtronic, Inc.             45,000      2,007,000
                                         ------------
  OIL & GAS -- 4.1%
    Apache Corp.(S.)             9,700        620,412
    BP Amoco PLC [ADR]          70,100      3,791,008
    Chevron Corp.(S.)           11,600      1,120,096
    Transocean Sedco Forex,
      Inc.                      10,600        575,368
                                         ------------
                                            6,106,884
                                         ------------
  PHARMACEUTICALS -- 11.9%
    Cardinal Health, Inc.        1,400         94,360
    Pfizer, Inc.               193,500      8,378,550
    Pharmacia Corp.(S.)        124,500      6,506,370
    Schering-Plough Corp.       67,100      2,586,034
                                         ------------
                                           17,565,314
                                         ------------
  RETAIL & MERCHANDISING -- 8.0%
    Home Depot, Inc.(S.)        72,100      3,395,910
    Kohl's Corp.*               73,000      4,457,380
    Target Corp.                33,400      1,284,230
    Wal-Mart Stores, Inc.        7,500        388,050
    Walgreen Co.                52,300      2,237,394
                                         ------------
                                           11,762,964
                                         ------------
  SEMICONDUCTORS -- 1.5%
    Applied Materials,
      Inc.*                     12,300        671,580
    Intel Corp.(S.)             19,400        599,654
    JDS Uniphase
      Corp.*(S.)                39,180        837,668
    Micron Technology,
      Inc.*                      3,100        140,678
                                         ------------
                                            2,249,580
                                         ------------

ASAF ALLIANCE GROWTH FUND

-----------------------------------------------------
                              SHARES        VALUE
-----------------------------------------------------
TELECOMMUNICATIONS -- 14.0%
    Amdocs Ltd.*(S.)            26,500   $  1,560,850
    AT&T Corp. Liberty
      Media Group Cl-
      A*(S.)                   183,400      2,934,400
    AT&T Wireless
      Group*(S.)               143,100      2,876,310
    Comcast Corp.
      Cl-A*(S.)                 67,600      2,968,316
    Nokia Corp. Cl-A
      [ADR](S.)                191,800      6,557,642
    Vodafone Airtouch PLC
      [ADR](S.)                116,900      3,539,732
                                         ------------
                                           20,437,250
                                         ------------
TOTAL COMMON STOCK
  (Cost $149,025,751)                     145,145,773
                                         ------------

SHORT-TERM INVESTMENTS -- 3.2%
    Temporary Investment
      Cash Fund              2,389,340      2,389,340
    Temporary Investment
      Fund                   2,389,340      2,389,340
                                         ------------
  (Cost $4,778,680)                         4,778,680
                                         ------------

TOTAL INVESTMENTS -- 101.8%
  (Cost $153,804,431)                     149,924,453
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (1.8%)                         (2,676,699)
                                         ------------
NET ASSETS -- 100.0%                     $147,247,754
                                         ============

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing security.

(S.)  All or a portion of the security was on loan. (See Note 2)

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF ALLIANCE GROWTH AND INCOME FUND

-----------------------------------------------------
                              SHARES        VALUE
-----------------------------------------------------
COMMON STOCK -- 94.7%
  AIRLINES -- 2.6%
    AMR Corp.*                 100,000   $  3,811,000
    Continental Airlines,
      Inc. Cl-B*(S.)            80,000      4,112,000
                                         ------------
                                            7,923,000
                                         ------------
  AUTOMOTIVE PARTS -- 0.3%
    Delphi Automotive
      Systems Corp.             60,000        894,000
                                         ------------
  BEVERAGES -- 2.4%
    Anheuser-Busch
      Companies, Inc.           62,500      2,499,375
    Pepsi Bottling Group,
      Inc.                     125,000      5,002,500
                                         ------------
                                            7,501,875
                                         ------------
  BUSINESS SERVICES -- 1.4%
    First Data Corp.            65,000      4,383,600
                                         ------------

  CHEMICALS -- 2.0%
    Dow Chemical Co.            50,000      1,672,500
    Eastman Chemical Co.        20,000      1,064,800
    Lyondell Chemical
      Co.(S.)                  160,000      2,513,600
    Solutia, Inc.               80,000      1,016,000
                                         ------------
                                            6,266,900
                                         ------------

  CLOTHING & APPAREL -- 0.8%
    Limited, Inc.              150,000      2,538,000
                                         ------------

  COMPUTER SERVICES & SOFTWARE -- 1.6%
    Cisco Systems,
      Inc.*(S.)                125,000      2,122,500
    Electronic Data Systems
      Corp.                     45,000      2,902,500
                                         ------------
                                            5,025,000
                                         ------------
  CONGLOMERATES -- 9.2%
    Philip Morris Co.,
      Inc.(S.)                 175,000      8,769,250
    Tyco International
      Ltd.(S.)                 200,000     10,674,000
    United Technologies
      Corp.*                   115,000      8,979,200
                                         ------------
                                           28,422,450
                                         ------------

  CONSUMER PRODUCTS & SERVICES -- 4.5%
    Avon Products,
      Inc.(S.)                 145,000      6,136,400
    Colgate-Palmolive Co.       45,000      2,513,250
    Johnson & Johnson
      Co.(S.)                   55,000      5,306,400
                                         ------------
                                           13,956,050
                                         ------------

  ELECTRONIC COMPONENTS & EQUIPMENT -- 6.4%
    Flextronics
      International
      Ltd.*(S.)                215,000   $  5,781,350
    General Electric Co.       125,000      6,066,250
    Sanmina Corp.*             175,000      5,101,250
    Solectron Corp.*(S.)       112,500      2,863,125
                                         ------------
                                           19,811,975
                                         ------------

-----------------------------------------------------
                              SHARES        VALUE
-----------------------------------------------------

  ENERGY SERVICES -- 2.9%
    Dynegy, Inc.(S.)           155,000      8,966,750
                                         ------------

  ENTERTAINMENT & LEISURE -- 2.7%
    Disney, (Walt) Co.         165,000      4,991,250
    Royal Caribbean Cruises
      Ltd.(S.)                  70,000      1,426,600
    Viacom, Inc. Cl-B*          35,000      1,822,100
                                         ------------
                                            8,239,950
                                         ------------

  FINANCIAL -- BANK & TRUST -- 11.3%
    Bank of America Corp.      175,000      9,800,000
    Bank One Corp.             217,500      8,214,975
    JP Morgan Chase & Co.      240,000     11,515,200
    KeyCorp                    100,000      2,318,000
    MBNA Corp.                  50,000      1,782,500
    National City Corp.         35,000        952,350
                                         ------------
                                           34,583,025
                                         ------------

  FINANCIAL SERVICES -- 9.4%
    CIT Group                  115,000      4,220,500
    Citigroup, Inc.            235,000     11,550,250
    Concord EFS,
      Inc.*(S.)                 37,500      1,745,625
    Household
      International, Inc.      180,000     11,523,600
                                         ------------
                                           29,039,975
                                         ------------

  FOOD -- 3.0%
    Kroger Co.*(S.)            405,000      9,148,950
                                         ------------

  HEALTHCARE SERVICES -- 2.4%
    IMS Health, Inc.            90,000      2,470,500
    Tenet Healthcare Corp.     112,500      5,022,000
                                         ------------
                                            7,492,500
                                         ------------

  INSURANCE -- 3.0%
    Ace Ltd.                    62,500      2,231,250
    AFLAC, Inc.                 30,000        954,000
    MGIC Investment
      Corp.(S.)                 20,000      1,299,800
    PMI Group, Inc.             35,000      2,250,500
    XL Capital Ltd.             35,000      2,478,000
                                         ------------
                                            9,213,550
                                         ------------

  MEDICAL SUPPLIES & EQUIPMENT -- 1.3%
    Abbott Laboratories         55,000      2,550,900
    Guidant Corp.*              32,500      1,332,500
                                         ------------
                                            3,883,400
                                         ------------

  METALS & MINING -- 0.5%
    Alcoa, Inc.                 37,500   $  1,552,500
                                         ------------

  OIL & GAS -- 6.0%
    BP Amoco PLC [ADR]         160,000      8,652,800
    Exxon Mobil Corp.           27,500      2,436,500
    Kerr-McGee Corp.(S.)        70,000      5,015,500
    Noble Drilling Corp.*       52,500      2,546,250
                                         ------------
                                           18,651,050
                                         ------------

ASAF ALLIANCE GROWTH AND INCOME FUND

-----------------------------------------------------
                              SHARES        VALUE
-----------------------------------------------------
PHARMACEUTICALS -- 4.8%
    Pfizer, Inc.                62,500   $  2,706,250
    Pharmacia Corp.            160,000      8,361,600
    Schering-Plough Corp.      100,000      3,854,000
                                         ------------
                                           14,921,850
                                         ------------

  SEMICONDUCTORS -- 3.7%
    Fairchild Semiconductor
      Corp.*                    50,000        905,000
    JDS Uniphase
      Corp.*(S.)               100,000      2,138,000
    Micron Technology,
      Inc.*(S.)                185,000      8,395,300
                                         ------------
                                           11,438,300
                                         ------------
  TELECOMMUNICATIONS -- 11.2%
    Amdocs Ltd.*(S.)            50,000      2,945,000
    AT&T Corp.(S.)             340,000      7,575,200
    AT&T Corp. Liberty
      Media Group Cl-A*        286,700      4,587,200
    BellSouth Corp.(S.)         57,500      2,412,700
    Clear Channel
      Communications,
      Inc.*(S.)                 25,000      1,395,000
    Comcast Corp. Cl-A*        150,000      6,586,500
    Nokia Corp. Cl-A [ADR]      80,000      2,735,200
    SBC Communications,
      Inc.                     105,000      4,331,250
    Sprint Corp. (FON
      Group)(S.)                40,000        855,200
    WorldCom, Inc.*             50,000        912,500
                                         ------------
                                           34,335,750
                                         ------------

-----------------------------------------------------
                              SHARES        VALUE
-----------------------------------------------------

  UTILITIES -- 1.3%
    AES Corp.*(S.)              30,000   $  1,430,100
    Duke Energy Corp.           35,000      1,636,600
    FPL Group, Inc.             15,000        898,500
                                         ------------
                                            3,965,200
                                         ------------
TOTAL COMMON STOCK
  (Cost $257,158,903)                     292,155,600
                                         ------------

SHORT-TERM INVESTMENTS -- 5.9%
    Temporary Investment
      Cash Fund              9,136,727      9,136,727
    Temporary Investment
      Fund                   9,136,726      9,136,726
                                         ------------
  (Cost $18,273,453)                       18,273,453
                                         ------------

TOTAL INVESTMENTS -- 100.6%
  (Cost $275,432,356)                     310,429,053
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.6%)                         (1,846,802)
                                         ------------
NET ASSETS -- 100.0%                     $308,582,251
                                         ============

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing security.

(S.)   All or a portion of the security was on loan. (See Note 2)

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.
ASAF JANUS OVERSEAS GROWTH FUND

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
FOREIGN STOCK -- 87.5%
  BELGIUM -- 0.8%
    Interbrew 144A            121,118   $  3,221,309
                                        ------------

  BRAZIL -- 3.5%
    Embraer Aircraft Corp.
      SA [ADR]                 56,245      2,520,338
    Petroleo Brasileiro SA
      [ADR]                   234,460      5,697,378
    Petroleo Brasileiro SA
      NY Reg. [ADR]           109,100      2,945,700
    Telecomunicacoes
      Brasileiras SA Pfd.
      [ADR]                    27,420      1,405,001
    Telesp Celular
      Participacoes SA
      [ADR]                    70,015      1,176,252
                                        ------------
                                          13,744,669
                                        ------------

  CANADA -- 3.4%
    Bombardier, Inc. Cl-B     246,669      3,555,997
    Celestica, Inc.*           60,350      3,083,885
    Corus Entertainment,
      Inc.*                    64,647      1,472,616
    Shaw Communications,
      Inc. Cl-B               243,775      5,077,059
                                        ------------
                                          13,189,557
                                        ------------

  CHINA -- 0.0%
    PetroChina Co. Ltd.         4,695        101,177
                                        ------------

  FINLAND -- 3.4%
    Nokia AB Oyj              178,356      5,897,922
    Nokia Corp. Cl-A [ADR]    207,594      7,097,639
                                        ------------
                                          12,995,561
                                        ------------

  FRANCE -- 8.4%
    AXA SA                     21,344      2,516,691
    European Aeronautic
      Defense SA              114,253      2,076,462
    Havas Advertising SA      118,469      1,562,824
    Schneider SA               83,887      5,722,763
    STMicroelectronics NV     146,623      5,907,972
    STMicroelectronics NV
      NY Reg.                  35,655      1,442,245
    Total Fina SA Cl-B         69,830     10,400,489
    Vivendi Universal SA       17,248      1,193,477
    Vivendi Universal SA
      [ADR]                    24,100      1,639,041
                                        ------------
                                          32,461,964
                                        ------------

  GERMANY -- 3.4%
    Bayerische Motoren
      Werke AG                 54,704      1,823,515
    Deutsche Boerse AG
      144A                      9,443      3,009,618

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
    Marschollek,
      Lautenschlaeger und
      Partner AG Pfd.          34,793   $  3,855,710
    Porsche AG Pfd.            10,980      3,591,957
    Siemens AG                 12,999        956,512
                                        ------------
                                          13,237,312
                                        ------------

  HONG KONG -- 6.9%
    China Mobile Ltd.*      1,122,000      5,510,021
    China Mobile Ltd.
      [ADR]*                  369,885      9,365,488
    Citic Pacific Ltd.        975,000      2,806,613
    Legend Holdings Ltd.    7,020,000      5,580,723
    Television Broadcasts
      Ltd.                    650,000      3,283,759
                                        ------------
                                          26,546,604
                                        ------------

  ISRAEL -- 0.9%
    Check Point Software
      Technologies Ltd.*       54,270      3,404,357
                                        ------------

  JAPAN -- 17.4%
    Eisai Co. Ltd.             95,000      2,437,770
    Furukawa Electric Co.     241,000      2,877,524
    Hoya Corp.                 17,000      1,114,664
    Japan Tobacco, Inc.           441      2,945,117
    Kirin Brewery Co. Ltd.    320,000      3,079,937
    NEC Corp.                  39,000        711,903
    Nippon Sheet Glass Co.     82,000        803,173
    Nippon Telegraph &
      Telephone Corp.             329      2,090,622
    NTT Mobile
      Communication
      Network, Inc.             1,058     21,753,509
    Rohm Co. Ltd.               6,000      1,058,809
    Shionogi & Co. Ltd.        98,000      1,725,422
    Sony Corp.                 45,500      3,403,246
    Takeda Chemical
      Industries Ltd.         110,000      5,306,998
    Tyco International
      Ltd.                    293,855     15,683,041
    Yamanouchi
      Pharmaceutical Co.
      Ltd.                     83,000      2,297,810
                                        ------------
                                          67,289,545
                                        ------------

  KOREA -- 1.3%
    Samsung Electronics
      Co.                      14,590      2,536,909
    SK Telecom Co. Ltd.
      [ADR]                   118,084      2,485,668
                                        ------------
                                           5,022,577
                                        ------------
  MEXICO -- 5.4%
    America Movil Cl-L
      [ADR]                   308,300      5,672,720
    Grupo Televisa SA
      [GDR]*                  152,995      5,818,400
    Telefonos de Mexico SA
      Cl-L [ADR]              267,220      9,245,812
                                        ------------
                                          20,736,932
                                        ------------

ASAF JANUS OVERSEAS GROWTH FUND

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
  NETHERLANDS -- 6.1%
    Aegon NV                  217,440   $  7,248,192
    AKZO Nobel NV              24,207      1,007,579
    ASM Lithography
      Holding NV*              62,426      1,649,241
    ASM Lithography
      Holding NV NY Reg.*      81,130      2,196,189
    Koninklijke (Royal)
      Philips Electronics
      NV                       32,839      1,011,441
    Koninklijke Ahold NV       62,159      1,928,744
    Philips Electronics NV     63,033      1,850,247
    Unilever NV                69,369      3,923,635
    Wolters Kluwer NV         106,309      2,938,655
                                        ------------
                                          23,753,923
                                        ------------
  NORWAY -- 1.4%
    Orkla ASA Cl-A             88,641      1,629,162
    Tomra Systems ASA         241,546      3,816,604
                                        ------------
                                           5,445,766
                                        ------------
  SINGAPORE -- 1.5%
    Datadraft Asia Ltd.       716,591      3,654,615
    Flextronics
      International Ltd.*      41,260      1,109,481
    Singapore Press
      Holdings Ltd.            78,683        902,818
                                        ------------
                                           5,666,914
                                        ------------
  SPAIN -- 4.6%
    Banco Bilbao Vizcaya
      SA                      701,171      9,958,385
    Repsol SA                  41,063        760,851
    Telefonica SA             395,289      6,686,449
    Telefonica SA [ADR]*       11,034        554,569
                                        ------------
                                          17,960,254
                                        ------------
  SWEDEN -- 2.9%
    Assa Abloy AB Cl-B        292,332      5,080,432
    Ericsson, (L.M.)
      Telephone Co. [ADR]     241,905      1,555,449
    Ericsson, (L.M.)
      Telephone Co. Cl-B      131,822        847,067
    Securitas AB Cl-B         201,484      3,913,537
                                        ------------
                                          11,396,485
                                        ------------

  SWITZERLAND -- 5.1%
    Julius Baer Holdings
      AG Cl-B                     427      1,850,925
    Novartis AG                   344        534,591
    Roche Holding AG              558      4,007,701
    Serono SA Cl-B              5,152      4,246,733
    Syngenta AG Reg.*          44,869      2,273,413
    UBS AG                      7,141      1,086,691
    Zurich Financial
      Services AG              16,642      5,918,801
                                        ------------
                                          19,918,855
                                        ------------

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------

  UNITED KINGDOM -- 11.1%
    AMVESCAP PLC               32,576   $    606,867
    AstraZeneca Group PLC      63,767      2,968,920
    Cambridge Antibody
      Technology Group
      PLC*                    104,175      2,850,689
    Capita Group PLC          428,096      3,028,952
    Chubb PLC                 999,963      2,364,342
    Colt Telecom Group
      PLC*                    143,314      1,978,795
    Compass Group PLC*        153,894      1,180,243
    Diageo PLC                 74,290        781,273
    Dimension Data
      Holdings PLC*           580,496      2,749,237
    Energis PLC*              393,098      2,047,327
    Hays PLC                  334,523      1,589,092
    Lloyds TSB Group PLC      139,823      1,453,447
    Michael Page
      International PLC
      144A*                   975,415      2,972,720
    Oxford GlycoSciences
      PLC*                    124,284      1,791,617
    Reckitt Benckiser PLC     517,099      7,054,714
    Reuters Holdings PLC       81,862      1,200,580
    Standard Chartered PLC     44,026        623,633
    Vodafone AirTouch PLC   1,241,910      3,771,576
    WPP Group PLC             170,356      2,041,396
                                        ------------
                                          43,055,420
                                        ------------
TOTAL FOREIGN STOCK
  (Cost $329,757,134)                    339,149,181
                                        ------------
                               PAR
                              (000)
                              -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 5.2%
    Federal Home Loan Bank
      4.88%, 05/09/01       $  10,000      9,989,044
      4.95%, 05/09/01          10,000      9,989,044
                                        ------------
  (Cost $19,978,156)                      19,978,088
                                        ------------

                             SHARES
                             ------
U.S. STOCK -- 4.3%
  COMPUTER SERVICES & SOFTWARE -- 1.1%
    Comverse Technology,
      Inc.*                    62,115      4,254,878
                                        ------------

  OIL & GAS -- 0.5%
    Schlumberger Ltd.          29,555      1,959,497
                                        ------------

  PHARMACEUTICALS -- 0.6%
    Pharmacia Corp.            43,010      2,247,703
                                        ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------

  SEMICONDUCTORS -- 0.4%
    JDS Uniphase Corp.*        76,182   $  1,628,771
                                        ------------

  TELECOMMUNICATIONS -- 1.2%
    Amdocs Ltd.*               76,955      4,532,649
                                        ------------

  UTILITIES -- 0.5%
    AES Corp.*                 39,390      1,877,721
                                        ------------
TOTAL U.S. STOCK
  (Cost $13,723,416)                      16,501,219
                                        ------------
                               PAR
                              (000)
                              -----
COMMERCIAL PAPER -- 4.9%
    CIT Group
      4.63%, 05/01/01
  (Cost $19,100,000)        $  19,100     19,100,000
                                        ------------

TOTAL
  INVESTMENTS -- 101.9%
  (Cost $382,558,706)                    394,728,488
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (1.9%)                  (7,284,454)
                                        ------------
NET ASSETS -- 100.0%                    $387,444,034
                                        ============

Foreign currency exchange contracts outstanding at April 30, 2001:

                                                                      UNREALIZED
SETTLEMENT            CONTRACTS TO      IN EXCHANGE    CONTRACTS    APPRECIATION/
MONTH        TYPE        RECEIVE            FOR        AT VALUE     (DEPRECIATION)
----------------------------------------------------------------------------------
05/01        Buy       CAD  1,200,000   $  801,308    $   780,204    $   (21,104)

08/01        Buy       CAD  1,300,000      849,565        844,733         (4,832)

11/01        Buy       CHF  1,600,000      930,287        927,143         (3,144)

05/01        Buy      EUR  24,500,000   22,275,241     21,699,175       (576,066)

08/01        Buy       EUR  2,600,000    2,476,309      2,301,669       (174,640)

11/01        Buy       EUR  1,200,000    1,069,869      1,061,158         (8,711)

05/01        Buy       GBP    800,000    1,200,367      1,143,419        (56,948)

05/01        Buy      HKD 194,500,000   24,906,679     24,914,581          7,902

06/01        Buy       HKD  9,000,000    1,154,645      1,153,084         (1,561)

05/01        Buy    JPY 1,095,000,000    9,619,830      8,854,177       (765,653)

08/01        Buy      JPY  99,000,000      880,148        809,523        (70,625)

11/01        Buy      JPY 445,000,000    3,646,293      3,677,346         31,053

05/01        Buy      KOR 200,000,000      154,464        151,645         (2,819)

07/01        Buy       SGD    200,000      111,123        110,215           (908)
                                        -----------   -----------    -----------

                                        $70,076,128   $68,428,072    $(1,648,056)
                                         ===========   ===========    ===========

                                                                        UNREALIZED
SETTLEMENT            CONTRACTS TO      IN EXCHANGE     CONTRACTS     APPRECIATION/
MONTH        TYPE        DELIVER            FOR          AT VALUE     (DEPRECIATION)
------------------------------------------------------------------------------------
05/01        Sell      CAD  2,800,000   $  1,905,904   $  1,820,439     $   85,465

08/01        Sell      CAD  3,900,000      2,527,473      2,534,220         (6,747)

05/01        Sell      CHF  2,400,000      1,454,960      1,381,964         72,996

10/01        Sell      CHF  5,000,000      2,929,619      2,897,038         32,581

11/01        Sell      CHF  6,300,000      3,767,304      3,650,521        116,783

05/01        Sell     EUR  32,600,000     29,600,938     28,873,675        727,263

07/01        Sell      EUR  1,250,000      1,158,267      1,106,767         51,500

08/01        Sell      EUR  2,600,000      2,258,050      2,301,887        (43,837)

10/01        Sell     EUR  13,600,000     12,146,241     12,026,907        119,334

11/01        Sell     EUR  22,500,000     20,502,287     19,896,268        606,019

                                                                        UNREALIZED
SETTLEMENT            CONTRACTS TO      IN EXCHANGE     CONTRACTS     APPRECIATION/
MONTH        TYPE        DELIVER            FOR          AT VALUE     (DEPRECIATION)
------------------------------------------------------------------------------------

05/01        Sell     GBP   3,000,000   $  4,319,586   $  4,287,416     $   32,170

10/01        Sell     GBP   2,800,000      3,998,598      3,986,113         12,485

11/01        Sell     GBP   6,300,000      9,098,795      8,968,064        130,731

05/01        Sell     HKD 293,000,000     37,341,675     37,531,979       (190,304)

06/01        Sell      HKD 35,100,000      4,500,975      4,497,031          3,944

11/01        Sell      HKD 30,900,000      3,956,940      3,956,458            482

05/01        Sell   JPY 1,755,000,000     16,927,607     14,189,429      2,738,178

07/01        Sell     JPY  57,000,000        495,153        465,542         29,611

08/01        Sell     JPY 519,000,000      4,919,356      4,243,558        675,798

10/01        Sell   JPY 1,470,000,000     12,059,428     12,143,358        (83,930)

11/01        Sell   JPY 2,375,000,000     19,795,048     19,625,948        169,100

05/01        Sell    KOR1,100,000,000        984,196        833,915        150,281

07/01        Sell     KOR 230,000,000        178,536        174,253          4,283

08/01        Sell     KOR 400,000,000        317,002        303,043         13,959

10/01        Sell     KOR 360,000,000        273,685        272,750            935

07/01        Sell      SGD    950,000        585,895        523,465         62,430
                                        ------------   ------------     ----------

                                        $198,003,518   $192,492,008     $5,511,510
                                        ============   ============     ==========

The following is a breakdown of the foreign stock portion of the Fund, by industry classification, as of April 30, 2001. Percentages are based on net assets.

INDUSTRY
-------
Advertising                                   0.9%
Aerospace                                     2.1%
Agriculture                                   0.8%
Automobile Manufacturers                      1.4%
Beverages                                     1.8%
Broadcasting                                  3.5%
Business Services                             2.0%
Chemicals                                     0.8%
Computer Hardware                             1.4%
Computer Services & Software                  1.6%
Conglomerates                                 1.5%
Consumer Products & Services                  6.9%
Electronic Components & Equipment             4.9%
Entertainment & Leisure                       0.4%
Environmental Services                        1.0%
Financial -- Bank & Trust                     3.9%
Financial Services                            1.9%
Food                                          2.2%
Insurance                                     4.0%
Industrial Products                           0.2%
Internet Services                             1.0%
Machinery & Equipment                         1.5%
Metals & Mining                               1.3%
Oil & Gas                                     5.1%
Pharmaceuticals                               7.3%
Printing & Publishing                         0.2%
Semiconductors                                3.2%
Telecommunications                           24.7%
                                             -----
TOTAL                                        87.5%
                                             =====

-------------------------------------------------------
Unless otherwise noted, all stocks are common stock.
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing security.
144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
See Notes to Financial Statements.

ASAF MARSICO CAPITAL GROWTH FUND

---------------------------------------------------
                             SHARES           VALUE
---------------------------------------------------
COMMON STOCK -- 99.3%
  ADVERTISING -- 0.4%
    Omnicom Group,
      Inc.(S.)               41,230    $  3,622,056
                                       ------------
  AEROSPACE -- 9.2%
    Boeing Co.              624,691      38,605,904
    Embraer Aircraft
      Corp. [ADR]           204,430       9,160,508
    General Dynamics
      Corp.                 463,932      35,759,879
                                       ------------
                                         83,526,291
                                       ------------
  AIRLINES -- 2.7%
    Southwest Airlines
      Co.(S.)              1,343,418     24,463,642
                                       ------------
  BEVERAGES -- 4.5%
    Anheuser-Busch
      Companies, Inc.       210,299       8,409,857
    Coors, (Adolph) Co.
      Cl-B                  134,817       7,010,484
    Pepsi Bottling Group,
      Inc.                  283,985      11,365,080
    PepsiCo, Inc.(S.)       323,660      14,179,544
                                       ------------
                                         40,964,965
                                       ------------
  CLOTHING & APPAREL -- 1.1%
    Nike, Inc. Cl-B         232,402       9,716,728
                                       ------------
  COMPUTER HARDWARE -- 0.9%
    EMC Corp.*              205,024       8,118,950
                                       ------------
  COMPUTER SERVICES & SOFTWARE -- 6.2%
    Automatic Data
      Processing, Inc.      271,092      14,706,741
    Microsoft Corp.*(S.)    535,540      36,282,835
    Siebel Systems, Inc.*   107,154       4,884,079
                                       ------------
                                         55,873,655
                                       ------------
  CONGLOMERATES -- 2.0%
    Minnesota Mining &
      Manufacturing Co.      74,834       8,905,994
    Tyco International
      Ltd.                  166,070       8,863,156
                                       ------------
                                         17,769,150
                                       ------------
  CONSTRUCTION -- 0.1%
    MDC Holdings, Inc.       21,210         912,454
                                       ------------
  CONSUMER PRODUCTS & SERVICES -- 0.2%
    Estee Lauder
      Companies, Inc.
      Cl-A(S.)               50,188       1,994,973
                                       ------------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 4.4%
    General Electric
      Co.(S.)               816,217      39,611,011
                                       ------------
  ENTERTAINMENT & LEISURE -- 2.6%
    AOL Time Warner,
      Inc.*                 471,092      23,790,146
                                       ------------

---------------------------------------------------
                             SHARES           VALUE
---------------------------------------------------
  FINANCIAL -- BANK & TRUST -- 0.6%
    Northern Trust Corp.     89,637    $  5,829,094
                                       ------------
  FINANCIAL SERVICES -- 17.2%
    Citigroup, Inc.         615,468      30,250,252
    Fannie Mae              308,138      24,731,156
    Goldman Sachs Group,
      Inc.(S.)              293,936      26,777,570
    Lehman Brothers
      Holdings, Inc.        225,143      16,379,153
    Merrill Lynch & Co.,
      Inc.                  530,734      32,746,289
    USA Education,
      Inc.(S.)              337,492      23,995,681
                                       ------------
                                        154,880,101
                                       ------------
  FOOD -- 1.0%
    Safeway, Inc.*(S.)      170,058       9,234,149
                                       ------------
  HEALTHCARE SERVICES -- 3.4%
    Amgen, Inc.*            255,580      15,626,161
    Tenet Healthcare
      Corp.                 340,011      15,178,091
                                       ------------
                                         30,804,252
                                       ------------
  HOTELS & MOTELS -- 1.9%
    Four Seasons Hotels,
      Inc.(S.)              289,409      17,106,966
                                       ------------
  MACHINERY & EQUIPMENT -- 1.8%
    Smith International,
      Inc.*(S.)             203,390      16,513,234
                                       ------------
  MEDICAL SUPPLIES & EQUIPMENT -- 1.2%
    Baxter International,
      Inc.                   80,599       7,346,599
    Genvec, Inc.*           400,000       1,680,000
    Quest Diagnostic,
      Inc.                   16,610       2,046,352
                                       ------------
                                         11,072,951
                                       ------------
  OIL & GAS -- 3.7%
    BP Amoco PLC [ADR]      132,265       7,152,891
    Schlumberger Ltd.       392,328      26,011,347
                                       ------------
                                         33,164,238
                                       ------------
  PHARMACEUTICALS -- 9.8%
    Genentech, Inc.(S.)     673,408      35,353,920
    Merck & Co., Inc.       308,806      23,459,992
    Pfizer, Inc.            372,611      16,134,056
    Priority Healthcare
      Corp. Cl-B*           389,308      13,540,132
                                       ------------
                                         88,488,100
                                       ------------
  PRINTING & PUBLISHING -- 0.3%
    New York Times
      Co.(S.)                66,512       2,728,987
                                       ------------
  REAL ESTATE -- 0.2%
    Equity Office
      Properties Trust
      [REIT]                 72,544       2,071,131
                                       ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                             SHARES           VALUE
---------------------------------------------------
RETAIL & MERCHANDISING -- 11.7%
    Costco Wholesale
      Corp.*(S.)            789,218    $ 27,567,385
    Home Depot, Inc.        621,629      29,278,726
    Tiffany & Co.           624,096      20,233,192
    Wal-Mart Stores, Inc.   531,597      27,504,829
                                       ------------
                                        104,584,132
                                       ------------
  TELECOMMUNICATIONS -- 8.4%
    Clear Channel
      Communications,
      Inc.*                 296,615      16,551,117
    Comcast Corp.
      Cl-A*(S.)             544,254      23,898,193
    QUALCOMM, Inc.*         246,130      14,118,017
    Qwest Communications
      International, Inc.   223,096       9,124,626
    Sprint Corp. (PCS
      Group)*(S.)           492,628      12,626,056
                                       ------------
                                         76,318,009
                                       ------------
  TRANSPORTATION -- 1.0%
    FedEx Corp.*            218,372       9,186,910
                                       ------------
  UTILITIES -- 2.8%
    Calpine Corp.*(S.)      310,388      17,689,012
    Mirant Corp.*           193,660       7,901,328
                                       ------------
                                         25,590,340
                                       ------------
TOTAL COMMON STOCK
  (Cost $851,005,715)                   897,936,615
                                       ------------

---------------------------------------------------
                                PAR
                              (000)           VALUE
---------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 4.1%
    Federal Home Loan Bank
      4.50%, 05/01/01
  (Cost $37,200,000)        $37,200    $ 37,200,000
                                       ------------
TOTAL
  INVESTMENTS -- 103.4%
  (Cost $888,205,715)                   935,136,615
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (3.4%)                      (30,680,468)
                                       ------------
NET ASSETS -- 100.0%                   $904,476,147
                                       ============

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing security.

(S.) All or a portion of the security was on loan. (See Note 2)

See Notes to Financial Statements.

ASAF NEUBERGER BERMAN MID-CAP GROWTH FUND

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
COMMON STOCK -- 95.0%
  ADVERTISING -- 1.0%
    TMP Worldwide, Inc.*       60,600   $  2,923,344
                                        ------------
  BEVERAGES -- 1.2%
    Pepsi Bottling Group,
      Inc.                     85,300      3,413,706
                                        ------------
  BROADCASTING -- 1.4%
    Westwood One, Inc.*       158,500      4,160,625
                                        ------------
  BUSINESS SERVICES -- 2.0%
    Interwoven, Inc.*         119,100      1,743,624
    Micromuse, Inc.*           84,700      4,192,650
                                        ------------
                                           5,936,274
                                        ------------
  CABLE TELEVISION -- 1.5%
    Charter
      Communications,
      Inc.*(S.)               199,900      4,279,859
                                        ------------
  CLOTHING & APPAREL -- 1.2%
    Abercrombie & Fitch
      Co. Cl-A*               107,400      3,576,420
                                        ------------
  COMPUTER SERVICES & SOFTWARE -- 10.2%
    Adobe Systems, Inc.        24,500      1,100,540
    Electronic Arts,
      Inc.*(S.)                45,100      2,553,562
    Intuit, Inc.*             111,900      3,585,276
    Mercury Interactive
      Corp.*                   46,500      3,075,975
    Novellus Systems,
      Inc.*(S.)                73,600      4,059,040
    NVIDIA Corp.*(S.)          27,300      2,274,090
    Openwave Systems,
      Inc.*                    95,300      3,298,333
    Rational Software
      Corp.*                  161,200      3,902,652
    SunGard Data Systems,
      Inc.*                    95,700      5,289,339
    Tibco Software, Inc.*      60,600        690,840
                                        ------------
                                          29,829,647
                                        ------------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 7.4%
    Capstone Turbine
      Corp.*(S.)              123,500      3,618,550
    Intersil Holding
      Corp.*                  144,900      4,671,576
    Linear Technology
      Corp.                    61,800      2,968,872
    Metromedia Fiber
      Network, Inc.
      Cl-A*(S.)               442,500      2,252,325
    Power-One, Inc.*(S.)       92,600      1,621,426
    Sanmina Corp.*(S.)        120,300      3,506,745
    Symbol Technologies,
      Inc.(S.)                 51,650      1,626,975
    Tektronix, Inc.            64,500      1,560,900
                                        ------------
                                          21,827,369
                                        ------------

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
  ENERGY SERVICES -- 0.2%
    Reliant Resources,
      Inc.*                    19,300   $    636,900
                                        ------------
  ENTERTAINMENT & LEISURE -- 3.3%
    Harley-Davidson,
      Inc.(S.)                 72,900      3,359,961
    International Game
      Technology*              50,900      2,846,837
    Macrovision Corp.*         63,000      3,602,340
                                        ------------
                                           9,809,138
                                        ------------
  FINANCIAL -- BANK & TRUST -- 1.6%
    National Commerce
      Bancorp                 191,400      4,767,774
                                        ------------
  FINANCIAL SERVICES -- 7.6%
    Affiliated Managers
      Group, Inc.*             69,000      3,879,180
    Concord EFS,
      Inc.*(S.)               106,100      4,938,955
    Countrywide Credit
      Industries,
      Inc.(S.)                 92,000      3,925,640
    Legg Mason, Inc.           62,000      2,967,940
    Providian Financial
      Corp.                    50,200      2,675,660
    SEI Corp.                  93,800      3,762,318
                                        ------------
                                          22,149,693
                                        ------------
  FOOD -- 0.6%
    Starbucks Corp.*           97,600      1,888,560
                                        ------------
  HEALTHCARE SERVICES -- 2.0%
    Healthsouth Corp.*        215,900      3,033,395
    IMS Health, Inc.          103,500      2,841,075
                                        ------------
                                           5,874,470
                                        ------------
  HOTELS & MOTELS -- 1.2%
    Four Seasons Hotels,
      Inc.(S.)                 57,400      3,392,914
                                        ------------
  INSURANCE -- 2.2%
    Ace Ltd.                   81,400      2,905,980
    XL Capital Ltd.            49,800      3,525,840
                                        ------------
                                           6,431,820
                                        ------------
  INTERNET SERVICES -- 0.2%
    ONI Systems Corp.*         16,800        603,624
                                        ------------
  MACHINERY & EQUIPMENT -- 4.3%
    Thermo Electron
      Corp.*                  191,400      5,045,304
    Weatherford
      International,
      Inc.*(S.)               129,725      7,553,887
                                        ------------
                                          12,599,191
                                        ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
MEDICAL SUPPLIES & EQUIPMENT -- 7.2%
    Forest Laboratories,
      Inc.*                    67,900   $  4,152,085
    Genzyme Corp.*(S.)         65,925      7,183,847
    Laboratory Corp. of
      America*                 17,000      2,397,000
    Quest Diagnostic,
      Inc.*(S.)                60,600      7,465,920
                                        ------------
                                          21,198,852
                                        ------------
  OIL & GAS -- 6.4%
    Cross Timbers Oil Co.     101,200      2,747,580
    Nabors Industries,
      Inc.*(S.)                79,800      4,757,676
    Rowan Companies,
      Inc.*(S.)               207,800      6,896,882
    Talisman Energy,
      Inc.(S.)                105,600      4,300,032
                                        ------------
                                          18,702,170
                                        ------------
  PERSONAL SERVICES -- 1.6%
    Apollo Group, Inc.
      Cl-A*                   151,300      4,705,430
                                        ------------
  PHARMACEUTICALS -- 14.9%
    Celgene Corp.*(S.)         94,400      1,668,048
    Express Scripts, Inc.
      Cl-A*(S.)                54,600      4,635,540
    Human Genome
      Sciences, Inc.*(S.)      58,800      3,776,724
    IDEC Pharmaceutical
      Corp.*(S.)              151,100      7,434,120
    ImClone Systems,
      Inc.*(S.)               118,700      4,802,602
    IVAX Corp.*(S.)           158,100      6,331,905
    MedImmune, Inc.*           74,700      2,924,505
    Millennium
      Pharmaceuticals,
      Inc.*(S.)               173,700      6,461,640
    Waters Corp.*(S.)         109,400      5,710,680
                                        ------------
                                          43,745,764
                                        ------------
  RETAIL & MERCHANDISING -- 2.9%
    RadioShack Corp.(S.)       65,600      2,009,328
    Talbots, Inc.              62,900      2,632,365
    Toys 'R' Us, Inc.*        154,500      3,831,600
                                        ------------
                                           8,473,293
                                        ------------
  SEMICONDUCTORS -- 3.8%
    Broadcom Corp.
      Cl-A*(S.)                55,500      2,306,580
    TranSwitch Corp.*         128,000      2,220,800
    Vitesse Semiconductor
      Corp.*(S.)               73,000      2,474,700
    Xilinx, Inc.*              86,800      4,120,396
                                        ------------
                                          11,122,476
                                        ------------

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
  TELECOMMUNICATIONS -- 6.5%
    Amdocs Ltd.*(S.)           78,100   $  4,600,090
    McLeodUSA, Inc.
      Cl-A*(S.)               325,900      2,884,215
    RF Micro Devices,
      Inc.*(S.)               119,700      3,516,786
    Sonus Networks, Inc.*     131,900      3,358,174
    Univision
      Communications,
      Inc.*(S.)               104,700      4,576,437
                                        ------------
                                          18,935,702
                                        ------------
  UTILITIES -- 2.6%
    Calpine Corp.*(S.)         64,700      3,687,253
    Orion Power Holdings,
      Inc.*(S.)               122,300      3,938,060
                                        ------------
                                           7,625,313
                                        ------------
TOTAL COMMON STOCK
  (Cost $289,270,344)                    278,610,328
                                        ------------
SHORT-TERM INVESTMENTS -- 5.8%
    Temporary Investment
      Cash Fund             8,433,060      8,433,060
    Temporary Investment
      Fund                  8,433,060      8,433,060
                                        ------------
  (Cost $16,866,120)                      16,866,120
                                        ------------

TOTAL INVESTMENTS -- 100.8%
  (Cost $306,136,464)                    295,476,448
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.8%)                        (2,315,281)
                                        ------------
NET ASSETS -- 100.0%                    $293,161,167
                                        ============

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing security.

(S.) All or a portion of the security was on loan. (See Note 2)

See Notes to Financial Statements.

ASAF NEUBERGER BERMAN MID-CAP VALUE FUND

-----------------------------------------------------
                               SHARES           VALUE
-----------------------------------------------------
COMMON STOCK -- 94.8%
  AEROSPACE -- 0.7%
    General Dynamics Corp.     16,100    $  1,240,988
                                         ------------
  AUTOMOTIVE PARTS -- 2.6%
    AutoZone, Inc.*            62,100       1,946,214
    Lear Corp.*                82,100       2,955,600
                                         ------------
                                            4,901,814
                                         ------------
  BROADCASTING -- 4.4%
    Cox Radio, Inc.*          111,200       2,868,960
    Entercom
      Communications
      Corp.*                   58,300       2,659,646
    Scripps, (E.W.) Co.
      Cl-A                     26,000       1,669,720
    Westwood One, Inc.*        44,100       1,157,625
                                         ------------
                                            8,355,951
                                         ------------
  BUSINESS SERVICES -- 0.4%
    Iron Mountain, Inc.*       20,500         741,075
                                         ------------
  CABLE TELEVISION -- 0.9%
    Cablevision Systems
      Corp. Cl-A*(S.)          24,300       1,670,625
                                         ------------
  CHEMICALS -- 3.0%
    Air Products &
      Chemicals, Inc.          60,800       2,613,792
    Cabot Corp.                55,800       1,814,058
    FMC Corp.*                 19,000       1,362,110
                                         ------------
                                            5,789,960
                                         ------------
  COMPUTER HARDWARE -- 1.7%
    Apple Computer, Inc.*     109,700       2,796,253
    Rudolph Technologies,
      Inc.*                     9,000         432,810
                                         ------------
                                            3,229,063
                                         ------------
  COMPUTER SERVICES & SOFTWARE -- 2.8%
    Cadence Design
      Systems, Inc.*          116,700       2,415,690
    Computer Associates
      International, Inc.      76,300       2,456,097
    Novellus Systems,
      Inc.*                     8,300         457,745
                                         ------------
                                            5,329,532
                                         ------------
  CONGLOMERATES -- 2.6%
    Johnson Controls,
      Inc.(S.)                 36,400       2,635,360
    Viad Corp.                 92,700       2,304,522
                                         ------------
                                            4,939,882
                                         ------------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 2.6%
    Arrow Electronics,
      Inc.*(S.)                97,000       2,716,000
    KLA-Tencor Corp.*           8,700         478,152
    Solectron Corp.*(S.)       68,400       1,740,780
                                         ------------
                                            4,934,932
                                         ------------

-----------------------------------------------------
                               SHARES           VALUE
-----------------------------------------------------
  ENTERTAINMENT & LEISURE -- 1.3%
    Carnival Corp.(S.)         95,400    $  2,528,100
                                         ------------
  ENVIRONMENTAL SERVICES -- 2.3%
    Waste Management, Inc.    180,900       4,415,769
                                         ------------
  FINANCIAL -- BANK & TRUST -- 8.3%
    Astoria Financial
      Corp.                    48,100       2,783,066
    BB&T Corp.(S.)             63,400       2,245,628
    Dime Bancorp, Inc.         88,800       2,961,480
    GreenPoint Financial
      Corp.                    85,100       3,131,680
    M&T Bank Corp.             25,600       1,831,680
    Southtrust Corp.           57,900       2,753,145
                                         ------------
                                           15,706,679
                                         ------------
  FINANCIAL SERVICES -- 8.9%
    AMBAC Financial Group,
      Inc.                     32,250       1,735,373
    Capital One Financial
      Corp.(S.)                38,000       2,388,680
    Dun & Bradstreet
      Corp.*                   92,800       2,577,056
    Federated Investors,
      Inc.                     65,500       1,909,325
    Heller Financial, Inc.     95,400       3,044,214
    John Hancock Financial
      Services, Inc.           58,000       2,154,700
    MBIA, Inc.                 26,700       1,277,595
    Moody's Corp.              61,200       1,921,680
                                         ------------
                                           17,008,623
                                         ------------
  FOOD -- 1.0%
    Sara Lee Corp.             97,700       1,945,207
                                         ------------
  HEALTHCARE SERVICES -- 0.7%
    Tenet Healthcare Corp.     29,800       1,330,272
                                         ------------
  INSURANCE -- 6.0%
    Chubb Corp.                31,600       2,109,300
    Loews Corp.                51,100       3,444,651
    Radian Group, Inc.         16,900       1,309,750
    UNUM Corp.                 60,500       1,809,555
    XL Capital Ltd.            39,900       2,824,920
                                         ------------
                                           11,498,176
                                         ------------
  MACHINERY & EQUIPMENT -- 2.6%
    Pall Corp.                138,600       3,252,942
    Weatherford
      International,
      Inc.*(S.)                28,700       1,671,201
                                         ------------
                                            4,924,143
                                         ------------
  MEDICAL SUPPLIES & EQUIPMENT -- 3.3%
    Beckman Coulter,
      Inc.(S.)                 52,800       1,877,040
    Becton Dickinson & Co.     63,100       2,041,285
    Bergen Brunswig Corp.
      Cl-A                    131,000       2,397,300
                                         ------------
                                            6,315,625
                                         ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

-----------------------------------------------------
                               SHARES           VALUE
-----------------------------------------------------
OIL & GAS -- 7.2%
    Anadarko Petroleum
      Corp.(S.)                28,800    $  1,861,056
    Apache Corp.(S.)           28,500       1,822,860
    Burlington Resources,
      Inc.                     39,500       1,864,795
    Cross Timbers Oil Co.      50,500       1,371,075
    EOG Resources, Inc.        49,400       2,291,666
    Louis Dreyfus Natural
      Gas Co.*                 41,300       1,573,530
    Mitchell Energy &
      Development Corp.
      Cl-A                      8,400         466,200
    Rowan Companies,
      Inc.*(S.)                43,400       1,440,446
    USX-Marathon Group,
      Inc.                     29,300         936,428
                                         ------------
                                           13,628,056
                                         ------------
  PERSONAL SERVICES -- 2.0%
    Cendant Corp.*(S.)        218,500       3,876,190
                                         ------------
  PHARMACEUTICALS -- 2.2%
    Omnicare, Inc.            186,800       4,146,960
                                         ------------
  PRINTING & PUBLISHING -- 4.6%
    Belo, (A.H.) Corp.
      Cl-A                    175,200       3,090,528
    Gannett Co., Inc.(S.)      29,700       1,917,135
    Knight-Ridder,
      Inc.(S.)                 68,000       3,682,200
                                         ------------
                                            8,689,863
                                         ------------
  REAL ESTATE -- 3.3%
    Boston Properties,
      Inc. [REIT]              63,500       2,508,885
    Equity Office
      Properties Trust
      [REIT]*(S.)              39,500       1,127,725
    Vornado Realty Trust
      [REIT]                   72,800       2,673,216
                                         ------------
                                            6,309,826
                                         ------------
  RESTAURANTS -- 2.0%
    Tricon Global
      Restaurants,
      Inc.*(S.)                82,700       3,706,614
                                         ------------
  RETAIL & MERCHANDISING -- 2.2%
    Barnes & Noble,
      Inc.*(S.)                60,400       1,920,116
    RadioShack Corp.(S.)       72,100       2,208,423
                                         ------------
                                            4,128,539
                                         ------------
  SEMICONDUCTORS -- 0.4%
    Lam Research Corp.*        24,400         722,240
                                         ------------

-----------------------------------------------------
                               SHARES           VALUE
-----------------------------------------------------
  TELECOMMUNICATIONS -- 4.0%
    BroadWing, Inc.*          154,300    $  3,826,640
    EchoStar
      Communications Corp.
      Cl-A*(S.)                65,600       1,965,376
    Telephone & Data
      Systems, Inc.            17,100       1,795,500
                                         ------------
                                            7,587,516
                                         ------------
  TRANSPORTATION -- 0.8%
    GATX Corp.                 37,700       1,502,345
                                         ------------
  UTILITIES -- 10.0%
    American Electric
      Power Co., Inc.          45,600       2,249,904
    Calpine Corp.*(S.)         45,600       2,598,744
    Dominion Resources,
      Inc.(S.)                 29,500       2,020,455
    DPL, Inc.                  49,900       1,546,401
    Entergy Corp.              38,500       1,559,250
    Exelon Corp.               40,662       2,807,711
    Reliant Energy, Inc.       43,000       2,130,650
    Teco Energy, Inc.(S.)      71,700       2,293,683
    UtiliCorp United,
      Inc.(S.)                 54,600       1,927,380
                                         ------------
                                           19,134,178
                                         ------------
TOTAL COMMON STOCK
  (Cost $161,385,913)                     180,238,743
                                         ------------
SHORT-TERM INVESTMENTS -- 3.6%
    Temporary Investment
      Cash Fund             3,388,572       3,388,572
    Temporary Investment
      Fund                  3,388,571       3,388,571
                                         ------------
  (Cost $6,777,143)                         6,777,143
                                         ------------
TOTAL INVESTMENTS -- 98.4%
  (Cost $168,163,056)                     187,015,886
OTHER ASSETS LESS LIABILITIES -- 1.6%       3,043,472
                                         ------------
NET ASSETS -- 100.0%                     $190,059,358
                                         ============

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing security.

(S.) All or a portion of the security was on loan. (See Note 2)

See Notes to Financial Statements.

ASAF AIM INTERNATIONAL EQUITY FUND

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
FOREIGN STOCK -- 75.7%
  AUSTRALIA -- 0.6%
    AMP Ltd.                  38,600    $   394,296
                                        -----------
  BRAZIL -- 0.8%
    Companhia de Bebidas
      das Americas [ADR]       8,200        200,080
    Embartel Participacoes
      SA [ADR]                 7,700         69,839
    Petroleo Brasileiro SA    11,900        288,909
                                        -----------
                                            558,828
                                        -----------
  CANADA -- 8.1%
    Alberta Energy Co. Ltd.   21,900      1,076,841
    Biovail Corp.*            25,200        989,856
    Bombardier, Inc. Cl-B     79,900      1,151,844
    Celestica, Inc.            9,300        475,230
    Loblaw Companies Ltd.     26,200        903,754
    Royal Bank of Canada      13,500        377,372
    Talisman Energy, Inc.     15,700        639,657
                                        -----------
                                          5,614,554
                                        -----------
  DENMARK -- 2.2%
    Novo Nordisk AS Cl-B      23,750        902,796
    Vestas Wind Systems AS    13,800        644,240
                                        -----------
                                          1,547,036
                                        -----------
  FINLAND -- 0.9%
    Sampo-Leonia Insurance    60,000        627,676
                                        -----------
  FRANCE -- 17.7%
    Altran Technologies SA    17,733      1,147,645
    Assurances Generales de
      France SA               16,430        976,650
    Aventis SA                16,800      1,300,247
    BNP Paribas SA            13,320      1,183,244
    Havas Advertising SA      27,400        361,456
    Peugeot Citroen SA         3,375        963,157
    Pinault-Printemps
      Redoute SA               3,283        564,936
    Publicis Groupe SA        20,900        704,097
    Sanofi SA                 19,830      1,188,425
    Societe Generale SA       10,600        683,192
    Sodexho Alliance SA       12,200        600,282
    Total Fina SA Cl-B         9,078      1,352,079
    Vinci SA                  11,000        643,634
    Vivendi Environment SA    13,800        603,888
                                        -----------
                                         12,272,932
                                        -----------
  GERMANY -- 3.2%
    Altana AG                  9,250      1,107,077
    Marschollek,
      Lautenschlaeger und
      Partner AG Pfd.          5,000        554,093
    Porsche AG Pfd.            1,700        556,132
                                        -----------
                                          2,217,302
                                        -----------

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
  HONG KONG -- 1.4%
    China Mobile Ltd.*       140,000    $   687,525
    CNOOC Ltd. [ADR]*         15,300        293,148
                                        -----------
                                            980,673
                                        -----------
  INDIA -- 0.3%
    Infosys Technologies
      Ltd. [ADR]               2,350        172,725
                                        -----------
  IRELAND -- 1.5%
    Bank of Ireland PLC      105,300      1,012,886
                                        -----------
  ISRAEL -- 2.4%
    Check Point Software
      Technologies Ltd.*       3,950        247,784
    Teva Pharmaceutical
      Industries Ltd. [ADR]   26,000      1,415,700
                                        -----------
                                          1,663,484
                                        -----------
  ITALY -- 4.1%
    Alleanza Assicurazioni
      SPA                     57,200        723,640
    Bulgari SPA               30,300        357,270
    Ente Nazionale
      Idrocarburi SPA        118,400        810,348
    Riunione Adriatica di
      Sicurta SPA*            69,800        918,934
                                        -----------
                                          2,810,192
                                        -----------
  JAPAN -- 8.7%
    Advantest Corp.              400         45,882
    Crayfish Co. Ltd.
      [ADR]*                     590          6,490
    Fuji Photo Film Co.
      Ltd.                     7,000        282,187
    Hirose Electric Co.
      Ltd.                     2,600        245,825
    Hoya Corp.                 5,000        327,842
    Murata Manufacturing
      Co. Ltd.                 2,400        201,854
    NEC Corp.                 25,000        456,348
    Nippon Telegraph &
      Telephone Corp.*            41        260,533
    NTT Data Corp.                28        180,872
    NTT Mobile
      Communication
      Network, Inc.               30        616,829
    Ricoh Co. Ltd.            19,000        356,053
    Rohm Co. Ltd.              1,000        176,468
    Sanyo Electric Co.       112,000        692,663
    Sharp Corp.               33,000        453,855
    Sony Corp.                 6,000        448,780
    Takeda Chemical
      Industries Ltd.         10,000        482,454
    Tokyo Electron Ltd.        4,300        313,272
    Trend Micro, Inc.*        10,000        452,503
                                        -----------
                                          6,000,710
                                        -----------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
KOREA -- 1.0%
    Korea Telecom Corp.
      [ADR]                    7,560    $   208,883
    Samsung Electronics Co.    2,900        504,252
                                        -----------
                                            713,135
                                        -----------
  MEXICO -- 1.4%
    America Movil Cl-L
      [ADR]                    4,550         83,720
    Fomento Economico
      Mexicano SA de CV
      [ADR]                    5,650        215,830
    Grupo Modelo SA de CV
      Cl-C*                   68,700        188,666
    Telefonos de Mexico SA
      Cl-L [ADR]               4,550        157,430
    Wal-Mart de Mexico SA
      de CV Cl-C*            137,000        303,654
                                        -----------
                                            949,300
                                        -----------
  NETHERLANDS -- 1.9%
    Koninklijke Ahold NV      23,800        738,495
    VNU NV                    13,996        581,321
                                        -----------
                                          1,319,816
                                        -----------
  SINGAPORE -- 1.2%
    Datadraft Asia Ltd.       66,480        339,048
    DBS Group Holdings Ltd.   45,000        392,810
    Keppel Corp. Ltd.         57,000         98,260
                                        -----------
                                            830,118
                                        -----------
  SPAIN -- 1.9%
    Banco Popular Espanol
      SA                      21,600        770,574
    Telefonica SA*            32,684        552,861
                                        -----------
                                          1,323,435
                                        -----------
  SWITZERLAND -- 4.1%
    Compagnie Financiere
      Richemont AG               172        426,324
    Julius Baer Holdings AG
      Cl-B                        46        199,397
    Kudelski SA*                 360        342,397
    Nestle SA                    420        869,618
    Serono SA Cl-B               930        766,588
    Swatch Group AG              210        232,536
                                        -----------
                                          2,836,860
                                        -----------
  TAIWAN -- 0.5%
    Far Eastern Textile
      Ltd. [GDR]144A             200          1,221
    Far Eastern Textile
      Ltd. [GDR]               2,748         16,763
    Taiwan Semiconductor
      Manufacturing Co.
      Ltd. [ADR]*             12,772        309,593
                                        -----------
                                            327,577
                                        -----------

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
  UNITED KINGDOM -- 11.8%
    British Petroleum Co.
      PLC                     93,300    $   837,017
    Capita Group PLC         145,990      1,032,938
    Dixons Group PLC         154,000        537,645
    Next PLC                  75,500        984,125
    Pace Micro Technology
      PLC                     27,500        213,460
    Reckitt Benckiser PLC     56,400        769,458
    Royal Bank of Scotland
      Group PLC               53,300      1,234,693
    Safeway PLC              204,100        940,338
    Shell Transport &
      Trading Co. PLC         94,000        784,790
    Unilever PLC              31,900        240,996
    WPP Group PLC             47,450        568,599
                                        -----------
                                          8,144,059
                                        -----------
TOTAL FOREIGN STOCK
  (Cost $55,338,056)                     52,317,594
                                        -----------
                               PAR
                              (000)
                             -------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 36.9%
    Student Loan Marketing
      Assoc.
      4.50%, 05/01/01
  (Cost $25,500,000)         $25,500     25,500,000
                                        -----------
TOTAL INVESTMENTS -- 112.6%
  (Cost $80,838,056)                     77,817,594
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (12.6%)                      (8,719,353)
                                        -----------
NET ASSETS -- 100.0%                    $69,098,241
                                        ===========

Foreign currency exchange contracts outstanding at April 30, 2001:

SETTLEMENT          CONTRACTS TO   IN EXCHANGE   CONTRACTS     UNREALIZED
MONTH        TYPE     RECEIVE          FOR       AT VALUE    (DEPRECIATION)
---------------------------------------------------------------------------

05/01        Buy     EUR 79,702      $71,133      $70,659        $(474)
                                     =======      =======        =====

ASAF AIM INTERNATIONAL EQUITY FUND

-------------------------------------------------------

The following is a breakdown of the foreign stock portion of the Fund, by industry classification, as of April 30, 2001. Percentages are based on net assets.

                 INDUSTRY
-------------------------------------------
Advertising                                   2.4%
Aerospace                                     1.7%
Automobile Manufacturers                      2.2%
Beverages                                     0.6%
Business Services                             1.6%
Computer Services & Software                  1.3%
Construction                                  2.6%
Consumer Products & Services                  1.9%
Electronic Components & Equipment             6.3%
Environmental Services                        0.9%
Financial -- Bank & Trust                     8.5%
Financial Services                            1.7%
Food                                          6.2%
Healthcare Services                           0.5%
Insurance                                     4.4%
Office Equipment                              0.5%
Oil & Gas                                     8.8%
Pharmaceuticals                              11.6%
Printing & Publishing                         0.8%
Retail & Merchandising                        4.9%
Semiconductors                                1.2%
Telecommunications                            5.1%
                                             -----
TOTAL                                        75.7%
                                             =====

-------------------------------------------------------
Unless otherwise noted, all stocks are common stock.
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing security.
144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

See Notes to Financial Statements.
 42

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF SANFORD BERNSTEIN MANAGED INDEX 500

----------------------------------------------------
                              SHARES           VALUE
----------------------------------------------------
COMMON STOCK -- 95.9%
  AEROSPACE -- 2.6%
    Boeing Co.                12,400    $    766,320
    Goodrich, (B.F.) Co.      10,600         417,640
    Honeywell
      International, Inc.      2,700         131,976
    Lockheed Martin Corp.     18,700         657,492
    Northrop Grumman
      Corp.                    1,800         162,450
    Raytheon Co.
      Cl-B*(S.)               19,700         581,741
                                        ------------
                                           2,717,619
                                        ------------
  AUTOMOBILE MANUFACTURERS -- 0.8%
    Ford Motor Co.            15,739         463,986
    General Motors Corp.       7,200         394,632
                                        ------------
                                             858,618
                                        ------------
  AUTOMOTIVE PARTS -- 0.6%
    Genuine Parts Co.          3,586          96,822
    Goodyear Tire &
      Rubber Co.              19,700         487,181
                                        ------------
                                             584,003
                                        ------------
  BEVERAGES -- 1.7%
    Anheuser-Busch
      Companies, Inc.          6,500         259,935
    Coca-Cola Co.             18,200         840,658
    PepsiCo, Inc.             15,600         683,436
                                        ------------
                                           1,784,029
                                        ------------
  BUILDING MATERIALS -- 0.3%
    The Sherwin-Williams
      Co.                     17,300         362,954
                                        ------------
  BUSINESS SERVICES -- 0.7%
    First Data Corp.(S.)       9,800         660,912
    Parametric Technology
      Corp.                   10,500         119,700
                                        ------------
                                             780,612
                                        ------------
  CHEMICALS -- 2.3%
    Air Products &
      Chemicals, Inc.         12,000         515,880
    Dow Chemical Co.(S.)      22,800         762,660
    DuPont, (E.I.) de
      Nemours & Co.           14,100         637,179
    Eastman Chemical Co.       7,600         404,624
    Praxair, Inc.              2,200         104,126
                                        ------------
                                           2,424,469
                                        ------------
  CLOTHING & APPAREL -- 0.3%
    Limited, Inc.              3,300          55,836
    V.F. Corp.                 5,812         235,909
                                        ------------
                                             291,745
                                        ------------

----------------------------------------------------
                              SHARES           VALUE
----------------------------------------------------
  COMPUTER HARDWARE -- 3.9%
    Dell Computer
      Corp.*(S.)              11,600    $    304,964
    EMC Corp.*(S.)            20,500         811,800
    Hewlett-Packard Co.       24,200         688,006
    International
      Business Machines
      Corp.                   19,800       2,279,772
                                        ------------
                                           4,084,542
                                        ------------
  COMPUTER SERVICES & SOFTWARE -- 6.4%
    AutoDesk, Inc.(S.)         5,800         202,188
    Automatic Data
      Processing, Inc.        13,200         716,100
    Cisco Systems,
      Inc.*(S.)               46,400         787,872
    Electronic Data
      Systems Corp.            5,300         341,850
    Fiserv, Inc.*              4,000         221,360
    Microsoft Corp.*(S.)      45,500       3,082,625
    NCR Corp.*                 7,100         333,771
    Oracle Corp.*             28,000         452,480
    Siebel Systems,
      Inc.*(S.)                3,800         173,204
    Sun Microsystems,
      Inc.*                   19,400         332,128
    Veritas Software
      Corp.*(S.)               1,800         107,298
                                        ------------
                                           6,750,876
                                        ------------
  CONGLOMERATES -- 3.3%
    Corning, Inc.              8,600         188,942
    Minnesota Mining &
      Manufacturing
      Co.(S.)                  3,000         357,030
    Philip Morris Co.,
      Inc.(S.)                31,000       1,553,410
    Tyco International
      Ltd.(S.)                23,000       1,227,510
    United Technologies
      Corp.(S.)                2,400         187,392
                                        ------------
                                           3,514,284
                                        ------------
  CONSTRUCTION -- 0.5%
    Centex Corp.               6,600         284,790
    Pulte Corp.                4,400         205,832
                                        ------------
                                             490,622
                                        ------------
  CONSUMER PRODUCTS & SERVICES -- 3.2%
    Eastman Kodak Co.(S.)      9,100         395,850
    Fortune Brands, Inc.      11,000         342,650
    Gillette Co.               2,400          68,064
    Johnson & Johnson
      Co.(S.)                 14,500       1,398,960
    Newell Rubbermaid,
      Inc.(S.)                14,500         390,920
    Procter & Gamble Co.       7,000         420,350
    Tupperware Corp.           9,900         217,998
    Whirlpool Corp.(S.)        2,100         117,117
                                        ------------
                                           3,351,909
                                        ------------

ASAF SANFORD BERNSTEIN MANAGED INDEX 500

----------------------------------------------------
                              SHARES           VALUE
----------------------------------------------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 4.2%
    Emerson Electric
      Co.(S.)                  5,700    $    379,905
    General Electric
      Co.(S.)                 72,200       3,503,866
    Linear Technology
      Corp.                    4,100         196,964
    Tektronix, Inc.            7,500         181,500
    Texas Instruments,
      Inc.(S.)                 4,000         154,800
                                        ------------
                                           4,417,035
                                        ------------
  ENERGY SERVICES -- 0.6%
    Xcel Energy, Inc.         20,420         637,104
                                        ------------
  ENTERTAINMENT & LEISURE -- 3.9%
    AOL Time Warner,
      Inc.*                   41,700       2,105,850
    Carnival Corp.(S.)        16,000         424,000
    Disney, (Walt) Co.        23,800         719,950
    Sabre Group
      Holdings(S.)             5,900         294,174
    Viacom, Inc.
      Cl-B*(S.)               11,100         577,866
                                        ------------
                                           4,121,840
                                        ------------
  ENVIRONMENTAL SERVICES -- 0.2%
    Waste Management,
      Inc.                     7,600         185,516
                                        ------------
  FINANCIAL -- BANK & TRUST -- 5.7%
    AmSouth
      Bancorporation          21,000         360,150
    Bank of America
      Corp.(S.)               24,400       1,366,400
    Bank One Corp.(S.)        22,600         853,602
    Charter One
      Financial, Inc.          8,700         254,910
    First Union Corp.         22,300         668,331
    JP Morgan Chase & Co.     14,570         699,069
    KeyCorp                    3,700          85,766
    MBNA Corp.                 9,300         331,545
    National City Corp.       24,200         658,482
    U.S. Bancorp              32,306         684,241
    Union Planters Corp.       2,400          91,224
                                        ------------
                                           6,053,720
                                        ------------
  FINANCIAL SERVICES -- 8.2%
    American Express Co.       7,200         305,568
    Citigroup, Inc.           36,933       1,815,256
    Countrywide Credit
      Industries, Inc.         4,000         170,680
    Fannie Mae                14,800       1,187,848
    Fleet Financial
      Group, Inc.(S.)         18,600         713,682
    Freddie Mac               11,200         736,960
    Golden West Financial
      Corp.                    6,800         399,160
    Household
      International, Inc.      4,800         307,296

                              SHARES           VALUE
----------------------------------------------------
----------------------------------------------------
    Lehman Brothers
      Holdings, Inc.(S.)       6,800    $    494,700
    MBIA, Inc.                 1,350          64,598
    Merrill Lynch & Co.,
      Inc.                     8,200         505,940
    Morgan Stanley Dean
      Witter & Co.(S.)         5,800         364,182
    Washington Mutual,
      Inc.                    15,300         763,929
    Wells Fargo & Co.(S.)     20,300         953,491
                                        ------------
                                           8,783,290
                                        ------------
  FOOD -- 2.7%
    Archer Daniels
      Midland Co.             48,227         574,384
    Conagra, Inc.             22,769         473,823
    Heinz, (H.J.) Co.          3,500         137,025
    Kroger Co.*               16,900         381,771
    Safeway, Inc.*(S.)         8,800         477,840
    Sara Lee Corp.            33,100         659,020
    SUPERVALU, Inc.            7,400         101,158
                                        ------------
                                           2,805,021
                                        ------------
  HEALTHCARE SERVICES -- 1.2%
    Aetna, Inc.*               3,300          93,027
    Amgen, Inc.*               6,100         372,954
    HCA -- The Healthcare
      Corp.                    5,300         205,110
    Humana, Inc.*             13,300         131,404
    Tenet Healthcare
      Corp.                    5,800         258,912
    United HealthGroup,
      Inc.(S.)                 2,400         157,152
                                        ------------
                                           1,218,559
                                        ------------
  HOTELS & MOTELS -- 0.2%
    Hilton Hotels
      Corp.(S.)               22,100         244,205
                                        ------------
  INSURANCE -- 3.8%
    Allstate Corp.            12,100         505,175
    American General
      Corp.                    1,200          52,332
    American
      International
      Group, Inc.(S.)         11,600         948,880
    AON Corp.(S.)              2,600          86,424
    Chubb Corp.                5,900         393,825
    CIGNA Corp.                4,300         458,810
    MetLife, Inc.(S.)         15,700         455,300
    MGIC Investment Corp.      9,200         597,908
    St. Paul Companies,
      Inc.                     6,971         314,392
    Torchmark Corp.            5,500         208,395
                                        ------------
                                           4,021,441
                                        ------------
  INTERNET SERVICES -- 0.5%
    BroadVision, Inc.*        79,300         506,727
                                        ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

----------------------------------------------------
                              SHARES           VALUE
----------------------------------------------------
MEDICAL SUPPLIES & EQUIPMENT -- 1.6%
    Abbott Laboratories       20,000    $    927,600
    Baxter International,
      Inc.                     3,000         273,450
    Becton Dickinson &
      Co.                      2,000          64,700
    Medtronic, Inc.            8,500         379,100
                                        ------------
                                           1,644,850
                                        ------------
  METALS & MINING -- 0.2%
    Alcan Aluminum Ltd.        3,100         137,950
    Alcoa, Inc.                1,000          41,400
                                        ------------
                                             179,350
                                        ------------
  OFFICE EQUIPMENT -- 0.2%
    Office Depot, Inc.*       20,900         198,550
                                        ------------
  OIL & GAS -- 10.5%
    Amerada Hess
      Corp.(S.)                7,000         612,500
    Ashland, Inc.             13,200         568,392
    Burlington Resources,
      Inc.                    12,300         580,683
    Chevron Corp.(S.)          9,227         890,959
    Conoco, Inc. Cl-B         19,500         593,190
    Devon Energy
      Corp.(S.)                9,300         548,793
    EOG Resources, Inc.        8,000         371,120
    Exxon Mobil Corp.         31,100       2,755,460
    Kerr-McGee Corp.(S.)       6,800         487,220
    Nabors Industries,
      Inc.*(S.)                2,000         119,240
    Occidental Petroleum
      Corp.(S.)               11,183         336,832
    Phillips Petroleum
      Co.(S.)                 10,474         624,250
    Royal Dutch Petroleum
      Co. NY Reg.             12,200         726,266
    Sunoco, Inc.              11,100         422,022
    Texaco, Inc.(S.)           9,500         686,660
    Tosco Corp.                3,800         174,990
    Unocal Corp.               1,700          64,872
    USX-Marathon Group,
      Inc.                    19,900         636,004
                                        ------------
                                          11,199,453
                                        ------------
  PAPER & FOREST PRODUCTS -- 0.1%
    Westvaco Corp.             3,900         102,882
                                        ------------
  PHARMACEUTICALS -- 8.5%
    American Home
      Products Corp.          10,500         606,375
    Bristol-Meyers Squibb
      Co.                     27,200       1,523,200
    Lilly, (Eli) &
      Co.(S.)                 13,300       1,130,500
    Merck & Co., Inc.         22,400       1,701,728
    Pfizer, Inc.              57,900       2,507,070
    Pharmacia Corp.(S.)       13,900         726,414
    Schering-Plough Corp.     24,500         944,230
                                        ------------
                                           9,139,517
                                        ------------

----------------------------------------------------
                              SHARES           VALUE
----------------------------------------------------
  PRINTING & PUBLISHING -- 0.3%
    Donnelley, (R.R.) &
      Sons Co.                10,300    $    286,752
                                        ------------
  RAILROADS -- 1.5%
    Burlington Northern
      Santa Fe Corp.          11,000         323,400
    Norfolk Southern
      Corp.                   31,900         629,706
    Union Pacific Corp.       10,200         580,278
                                        ------------
                                           1,533,384
                                        ------------
  RESTAURANTS -- 0.4%
    McDonald's Corp.          14,200         390,500
                                        ------------
  RETAIL & MERCHANDISING -- 3.8%
    Federated Department
      Stores, Inc.*            5,225         224,571
    Home Depot, Inc.          11,700         551,070
    May Department Stores
      Co.                     18,874         703,057
    Nordstrom, Inc.           11,200         205,968
    Sears, Roebuck & Co.      14,300         526,955
    TJX Companies, Inc.       17,200         538,876
    Wal-Mart Stores, Inc.     23,900       1,236,585
                                        ------------
                                           3,987,082
                                        ------------
  SEMICONDUCTORS -- 1.5%
    Applied Materials,
      Inc.*(S.)                3,000         163,800
    Intel Corp.(S.)           40,400       1,248,764
    Maxim Integrated
      Products, Inc.*          2,600         132,860
    Seagate Technology,
      Inc. Rights*             3,400               0
                                        ------------
                                           1,545,424
                                        ------------
  TELECOMMUNICATIONS -- 6.6%
    AT&T Corp.(S.)             6,400         142,592
    Avaya, Inc.*              48,391         715,703
    BellSouth Corp.            8,000         335,680
    Comcast Corp.
      Cl-A*(S.)               13,000         570,830
    QUALCOMM, Inc.*            5,500         315,480
    Qwest Communications
      International, Inc.     28,592       1,169,413
    SBC Communications,
      Inc.                    42,900       1,769,625
    Tellabs, Inc.*             5,700         200,127
    Verizon
      Communications,
      Inc.                    19,672       1,083,337
    WorldCom, Inc.*(S.)       44,600         813,950
                                        ------------
                                           7,116,737
                                        ------------
  TRANSPORTATION -- 0.3%
    CSX Corp.(S.)              8,100         284,067
                                        ------------
  UTILITIES -- 2.6%
    AES Corp.*(S.)             5,600         266,952
    Ameren Corp.(S.)           7,700         323,169

ASAF SANFORD BERNSTEIN MANAGED INDEX 500

----------------------------------------------------
                              SHARES           VALUE
----------------------------------------------------
    American Electric
      Power Co., Inc.(S.)     11,700    $    577,278
    Cinergy Corp.(S.)          8,139         282,261
    Consolidated Edison,
      Inc.                    12,600         471,366
    Edison International
      Co.                      5,500          54,175
    FirstEnergy Corp.          6,500         196,950
    GPU, Inc.(S.)             10,500         349,755
    Mirant Corp.*              2,345          95,676
    TXU Corp.                  3,700         162,652
                                        ------------
                                           2,780,234
                                        ------------
  TOTAL COMMON STOCK
  (Cost $102,117,959)                    101,379,522
                                        ------------

                              SHARES           VALUE
----------------------------------------------------
----------------------------------------------------
SHORT-TERM INVESTMENTS -- 2.9%
    Temporary Investment
      Cash Fund            1,543,220    $  1,543,220
    Temporary Investment
      Fund                 1,543,220       1,543,220
                                        ------------
  (Cost $3,086,440)                        3,086,440
                                        ------------
TOTAL
  INVESTMENTS -- 98.8%
  (Cost $105,204,399)                    104,465,962
OTHER ASSETS LESS
  LIABILITIES -- 1.2%                      1,231,262
                                        ------------
NET ASSETS -- 100.0%                    $105,697,224
                                        ============

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing security.
(S.) All or a portion of the security was on loan. (See Note 2)

See Notes to Financial Statements.
 46

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF MFS GROWTH WITH INCOME FUND

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
COMMON STOCK -- 88.2%
  AEROSPACE -- 1.8%
    Boeing Co.                10,130    $   626,034
    General Dynamics Corp.     2,760        212,741
                                        -----------
                                            838,775
                                        -----------

  BEVERAGES -- 0.5%
    Anheuser-Busch
      Companies, Inc.          2,060         82,379
    Coca-Cola Co.              1,210         55,890
    PepsiCo, Inc.(S.)          2,350        102,954
                                        -----------
                                            241,223
                                        -----------

  BUSINESS SERVICES -- 1.0%
    First Data Corp.(S.)       6,740        454,546
                                        -----------

  CHEMICALS -- 0.7%
    Dow Chemical Co.(S.)         950         31,778
    DuPont, (E.I.) de
      Nemours & Co.            1,630         73,660
    Praxair, Inc.              2,140        101,286
    Rohm & Haas Co.(S.)        2,890         99,329
                                        -----------
                                            306,053
                                        -----------

  COMPUTER HARDWARE -- 4.1%
    Compaq Computer Corp.     21,480        375,900
    EMC Corp.*(S.)             5,600        221,760
    Hewlett-Packard Co.        2,130         60,556
    International Business
      Machines Corp.          10,370      1,194,002
                                        -----------
                                          1,852,218
                                        -----------
  COMPUTER SERVICES & SOFTWARE -- 5.7%
    Adobe Systems,
      Inc.(S.)                 2,250        101,070
    Automatic Data
      Processing, Inc.        13,400        726,950
    BEA Systems,
      Inc.*(S.)                  570         23,285
    Cisco Systems,
      Inc.*(S.)               24,360        413,633
    Computer Sciences
      Corp.*(S.)               3,610        128,624
    DST Systems, Inc.*           490         24,069
    Microsoft Corp.*(S.)       9,140        619,235
    Oracle Corp.*             18,620        300,899
    Sun Microsystems, Inc.*    7,300        124,976
    Veritas Software
      Corp.*(S.)               2,620        156,178
                                        -----------
                                          2,618,919
                                        -----------

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
  CONGLOMERATES -- 5.4%
    Minnesota Mining &
      Manufacturing
      Co.(S.)                  1,230    $   146,382
    Philip Morris Co.,
      Inc.(S.)                10,770        539,685
    Tyco International
      Ltd.(S.)                 9,840        525,161
    United Technologies
      Corp.                   15,870      1,239,129
                                        -----------
                                          2,450,357
                                        -----------

  CONSUMER PRODUCTS & SERVICES -- 1.3%
    Colgate-Palmolive
      Co.(S.)                  4,720        263,611
    Gillette Co.                 980         27,793
    Johnson & Johnson
      Co.(S.)                  1,120        108,058
    Procter & Gamble Co.       3,180        190,959
                                        -----------
                                            590,421
                                        -----------

  ELECTRONIC COMPONENTS & EQUIPMENT -- 5.0%
    Analog Devices,
      Inc.*(S.)                2,540        120,167
    Applera Corp.-Applied
      Biosystems Group        12,370        396,582
    Cabletron Systems,
      Inc.*                    6,110         95,805
    Flextronics
      International
      Ltd.*(S.)                1,730         46,520
    General Electric
      Co.(S.)                 28,270      1,371,943
    Linear Technology Corp.      520         24,981
    Solectron Corp.*(S.)       1,950         49,628
    Texas Instruments,
      Inc.(S.)                 4,640        179,568
                                        -----------
                                          2,285,194
                                        -----------

  ENERGY SERVICES -- 0.7%
    Dynegy, Inc.(S.)             690         39,917
    El Paso Corp.(S.)          3,889        267,563
                                        -----------
                                            307,480
                                        -----------

  ENTERTAINMENT & LEISURE -- 1.6%
    AOL Time Warner, Inc.*     1,410         71,205
    Harley-Davidson, Inc.      1,540         70,979
    Viacom, Inc. Cl-B*        11,263        586,351
                                        -----------
                                            728,535
                                        -----------

  FINANCIAL -- BANK & TRUST -- 2.6%
    Bank of America
      Corp.(S.)                4,820        269,920
    Bank of New York Co.,
      Inc.                     1,260         63,252
    Comerica, Inc.             1,900         97,717
    JP Morgan Chase & Co.      1,750         83,965
    State Street Corp.         5,370        557,298
    U.S. Bancorp               5,810        123,056
                                        -----------
                                          1,195,208
                                        -----------

  FINANCIAL SERVICES -- 8.1%
    American Express Co.       1,840    $    78,090
    Capital One Financial
      Corp.(S.)                1,070         67,260
    Citigroup, Inc.           10,850        533,277
    Fannie Mae                 6,110        490,389
    Fleet Financial Group,
      Inc.                     1,540         59,090
    Freddie Mac               18,580      1,222,563
    John Hancock Financial
      Services, Inc.           2,960        109,964
    Merrill Lynch & Co.,
      Inc.                     1,140         70,338
    Morgan Stanley Dean
      Witter & Co.(S.)           920         57,767
    PNC Financial Services
      Group, Inc.              4,030        262,232
    Reuters Group PLC [ADR]    2,600    $   234,234
    Wells Fargo & Co.(S.)     10,480        492,246
                                        -----------
                                          3,677,450
                                        -----------

ASAF MFS GROWTH WITH INCOME FUND

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
FOOD -- 3.7%
    Kroger Co.*               10,200    $   230,418
    Quaker Oats Co.            2,310        224,070
    Safeway, Inc.*(S.)        22,440      1,218,492
    Sysco Corp.                  810         22,777
                                        -----------
                                          1,695,757
                                        -----------

  HEALTHCARE SERVICES -- 0.9%
    HCA -- The Healthcare
     Corp.(S.)                 4,660        180,342
    IMS Health, Inc.           3,060         83,997
    United HealthGroup,
     Inc.(S.)                  2,090        136,853
                                        -----------
                                            401,192
                                        -----------
  INSURANCE -- 5.5%
    AFLAC, Inc.                5,040        160,272
    American International
      Group, Inc.(S.)          7,705        630,269
    CIGNA Corp.                5,840        623,128
    Lincoln National Corp.     1,490         68,778
    Marsh & McLennan Co., Inc.   770         74,259
    MetLife, Inc.(S.)          3,830        111,070
    St. Paul Companies,
      Inc.                     9,720        438,372
    The Hartford Financial
      Services Group, Inc.     4,800        298,080
    UNUM Corp.                 3,280         98,105
                                        -----------
                                          2,502,333
                                        -----------
  INTERNET SERVICES -- 0.1%
    Check Point Software
      Technologies
      Ltd.*(S.)                  410         25,719
                                        -----------

  MACHINERY & EQUIPMENT -- 2.5%
    Baker Hughes, Inc.         9,350        367,362
    Deere & Co.               15,820        649,727
    Grainger, (W.W.), Inc.     2,470         95,787
    Ingersoll-Rand
      Co.(S.)                    720         33,840
                                        -----------
                                          1,146,716
                                        -----------

  MEDICAL SUPPLIES & EQUIPMENT -- 1.2%
    Abbott Laboratories        3,020        140,068
    Guidant Corp.*             9,990        409,590
                                        -----------
                                            549,658
                                        -----------
  METALS & MINING -- 0.9%
    Alcoa, Inc.                9,770        404,478
                                        -----------

  OIL & GAS -- 9.4%
    Apache Corp.(S.)           1,230         78,671
    BP Amoco PLC
      [ADR](S.)                8,985        485,909
    Chevron Corp.(S.)          1,750        168,980
    Conoco, Inc. Cl-B(S.)     17,560        534,174
    Enron Corp.(S.)            3,480        218,266

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
    Exxon Mobil Corp.         14,758    $ 1,307,558
    Global Marine, Inc.*       2,530         72,738
    Kerr-McGee Corp.(S.)       3,920        280,868
    Occidental Petroleum
      Corp.(S.)                1,600         48,192
    Royal Dutch Petroleum
      Co. NY Reg.              1,890        112,512
    Santa Fe International
      Corp.                    1,060         40,280
    Schlumberger Ltd.          3,650        241,995
    Total Fina SA
      [ADR](S.)                3,490        261,401
    Transocean Sedco Forex,
     Inc.(S.)                  3,700        200,836
    Williams Companies,
      Inc.                     6,960        293,503
                                        -----------
                                          4,345,883
                                        -----------

  PHARMACEUTICALS -- 10.1%
    Allergan, Inc.(S.)         2,230        169,480
    American Home Products
      Corp.                   12,680        732,270
    Bristol-Meyers Squibb
      Co.                     14,610        818,160
    Cardinal Health,
      Inc.(S.)                 3,860        260,164
    Lilly, (Eli) &
      Co.(S.)                  6,230        529,550
    Merck & Co., Inc.(S.)        850         64,575
    Pfizer, Inc.              25,447      1,101,854
    Pharmacia Corp.           12,722        664,852
    Schering-Plough Corp.      7,680        295,987
                                        -----------
                                          4,636,892
                                        -----------

  PRINTING & PUBLISHING -- 1.7%
    Gannett Co., Inc.(S.)      5,440        351,152
    New York Times
      Co.(S.)                  9,990        409,890
                                        -----------
                                            761,042
                                        -----------

  RESTAURANTS -- 0.1%
    McDonald's Corp.           1,150         31,625
                                        -----------

  RETAIL & MERCHANDISING -- 3.2%
    CVS Corp.                 14,230        838,859
    Home Depot, Inc.             920         43,332
    RadioShack Corp.(S.)       1,140         34,918
    Wal-Mart Stores, Inc.     10,680        552,583
                                        -----------
                                          1,469,692
                                        -----------

  SEMICONDUCTORS -- 1.1%
    Intel Corp.(S.)           13,630        421,303
    JDS Uniphase
      Corp.*(S.)               1,240         26,511
    Micron Technology,
      Inc.*(S.)                  900         40,842
    Xilinx, Inc.*                380         18,039
                                        -----------
                                            506,695
                                        -----------

  TELECOMMUNICATIONS -- 6.0%
    Alltel Corp.               1,190    $    64,986
    American Tower Corp.
      Cl-A(S.)                 1,780         47,704
    BellSouth Corp.(S.)        1,630         68,395
    Ciena Corp.*(S.)           2,480        136,549
    Clear Channel
      Communications, Inc.*    2,870        160,146
    Comcast Corp. Cl-A*(S.)      960         42,154
    Motorola, Inc.             5,540         86,147
    Nokia Corp. Cl-A
      [ADR](S.)               10,960    $   374,722
    Nortel Networks Corp.
      NY Reg.                  3,100         47,430
    Qwest Communications
      International, Inc.*    13,520        552,967
    SBC Communications, Inc.   2,970        122,513
    Sprint Corp. (FON
      Group)(S.)              11,070        236,677

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
    Sprint Corp. (PCS
      Group)*                  8,720    $   223,494
    Verizon Communications,
      Inc.(S.)                 9,910        545,743
    Williams Communications
      Group, Inc.*             2,423         10,954
                                        -----------
                                          2,720,581
                                        -----------

  TRANSPORTATION -- 0.3%
    Canadian National
      Railway Co.              3,628        143,633
                                        -----------

  UTILITIES -- 3.0%
    AES Corp.*(S.)             1,080         51,484
    Dominion Resources,
      Inc.(S.)                 3,590        245,879
    Duke Energy Corp.          5,250        245,490
    Exelon Corp.               9,398        648,932
    NiSource, Inc.(S.)         5,320        158,376
                                        -----------
                                          1,350,161
                                        -----------

TOTAL COMMON STOCK
  (Cost $38,844,177)                     40,238,436
                                        -----------

FOREIGN STOCK -- 5.0%
  BEVERAGES -- 0.8%
    Diageo PLC -- (GBP)       32,556        342,376
                                        -----------

  CHEMICALS -- 0.7%
    AKZO Nobel NV -- (NLG)   7,560          314,673
                                        -----------
  FARMING & AGRICULTURE -- 0.3%
    Syngenta AG -- (CHF)*      3,047        154,398
                                        -----------

  FINANCIAL
    SERVICES -- 0.3%
    ING Groep NV -- (NLG)     1,787         121,941
                                        -----------
  FOOD -- 0.8%
    Nestle SA -- (CHF)           172        356,129
                                        -----------

  OIL & GAS -- 0.2%
    Royal Dutch Petroleum
      Co. -- (NLG)             1,890        112,934
                                        -----------
  PHARMACEUTICALS -- 1.6%
    Novartis AG -- (CHF)         330        512,835
    Sanofi-Synthelabo
      SA -- (FRF) 3,680                     220,545
                                        -----------
                                            733,380
                                        -----------

  RETAIL & MERCHANDISING -- 0.1%
    Fast Retailing Co.
      Ltd. -- (JPY)  300                     64,767
                                        -----------

  TELECOMMUNICATIONS -- 0.2%
    Vodafone AirTouch
      PLC -- (GBP)            24,851         75,470
                                        -----------
TOTAL FOREIGN STOCK
  (Cost $2,282,546)                       2,276,068
                                        -----------
---------------------------------------------------
                               PAR
                              (000)           VALUE
---------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 4.9%
    Federal Home Loan Bank
      4.50%, 05/01/01        $   607    $   607,000
    Federal National Mortgage Assoc.
      4.53%, 05/01/01          1,626      1,626,000
                                        -----------
  (Cost $2,233,000)                       2,233,000
                                        -----------

CORPORATE OBLIGATIONS -- 0.2%
  OIL & GAS -- 0.0%
    Transocean Sedco Forex,
      Inc. [CVT, ZCB]
      2.683%, 05/24/03            28         17,675
                                        -----------

  TELECOMMUNICATIONS -- 0.2%
    NTL, Inc.
      5.75%, 12/15/09 144A        69         40,106
      5.75%, 12/15/09             28         16,275
                                        -----------
                                             56,381
                                        -----------
TOTAL CORPORATE OBLIGATIONS
  (Cost $92,821)                             74,056
                                        -----------

                             SHARES
                             ------
PREFERRED STOCK -- 0.1%
  UTILITIES
    TXU Corp.
    3.315% [CVT]
  (Cost $42,773)               1,010         44,449
                                        -----------

SHORT-TERM INVESTMENTS -- 0.4%
    Temporary Investment
      Cash Fund               95,661         95,661
    Temporary Investment
      Fund                    95,661         95,661
                                        -----------
  (Cost $191,322)                           191,322
                                        -----------
TOTAL INVESTMENTS -- 98.8%
  (Cost $43,686,639)                     45,057,331
OTHER ASSETS LESS
  LIABILITIES -- 1.2%                       548,728
                                        -----------
NET ASSETS -- 100.0%                    $45,606,059
                                        ===========

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing security.
144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(S.) All or a portion of the security was on loan. (See Note 2)

See Notes to Financial Statements.

ASAF SCUDDER SMALL-CAP GROWTH FUND

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
COMMON STOCK -- 87.6%
  AIRLINES -- 0.2%
    Mesa Airlines, Inc.*      14,000    $   154,000
                                        -----------

  AUTOMOTIVE PARTS -- 3.6%
    Copart, Inc.*             97,400      2,231,434
                                        -----------
  BROADCASTING -- 2.5%
    Radio One, Inc. Cl-D*     91,800      1,588,140
                                        -----------

  BUILDING MATERIALS -- 2.3%
    Simpson Manufacturing
      Co., Inc.*               9,000        436,950
    Trex Co., Inc.*           36,100      1,019,825
                                        -----------
                                          1,456,775
                                        -----------

  BUSINESS SERVICES -- 1.2%
    Korn/Ferry
      International, Inc.*    43,100        775,800
                                        -----------

  CHEMICALS -- 2.1%
    Cabot Microelectronics
      Corp.*                  20,700      1,325,214
                                        -----------

  CLOTHING & APPAREL -- 2.6%
    Gildan Activewear, Inc.
      Cl-A*                   63,400      1,052,440
    Pacific Sunwear of
      California,
      Inc.*(S.)               18,800        523,768
    Too, Inc.*                 3,459         68,869
                                        -----------
                                          1,645,077
                                        -----------
  COMPUTER HARDWARE -- 2.7%
    Mercury Computer
      Systems, Inc.*          22,000      1,117,160
    Tripath Technology,
      Inc.*                   76,200        586,740
                                        -----------
                                          1,703,900
                                        -----------

  COMPUTER SERVICES & SOFTWARE -- 12.2%
    Actuate Corp.*            39,300        491,643
    Advent Software, Inc.*    35,500      1,987,289
    BSQUARE Corp.*            64,600        833,340
    Manugistics Group,
      Inc.*(S.)               33,100      1,122,752
    Netegrity, Inc.*(S.)      16,400        655,836
    OTG Software, Inc.*       18,200        104,468
    Pinnacle Systems, Inc.*   95,700      1,016,334
    Plato Learning, Inc.*     33,100        561,045
    Precise Software
      Solutions, Ltd.*        33,400        786,570
                                        -----------
                                          7,559,277
                                        -----------

  CONSUMER PRODUCTS & SERVICES -- 2.5%
    Rent-A-Center, Inc.*      44,000      1,592,800
                                        -----------

  ELECTRONIC COMPONENTS & EQUIPMENT -- 4.5%
    Gentex Corp.*             32,300    $   872,100
    Power-One, Inc.*(S.)      35,700        625,107
    Sunrise Telecom,
      Inc.*(S.)               29,500        252,225
    Zygo Corp.*               28,500      1,045,950
                                        -----------
                                          2,795,382
                                        -----------

  ENTERTAINMENT & LEISURE -- 0.7%
    Anchor Gaming*             8,300        452,350
                                        -----------

  FARMING & AGRICULTURE -- 0.5%
    Eden Bioscience
      Corp.*(S.)              24,800        339,512
                                        -----------

  FINANCIAL SERVICES -- 0.9%
    Multex.com, Inc.*         35,600        569,600
                                        -----------

  FOOD -- 0.9%
    Hain Celestial Group,
      Inc.*(S.)               22,526        563,601
                                        -----------

  FURNITURE -- 1.4%
    Cost Plus, Inc.*          38,000        904,400
                                        -----------

  HEALTHCARE SERVICES -- 1.2%
    Albany Molecular
      Research, Inc.*(S.)      2,600         81,978
    Regeneration
      Technologies, Inc.*     51,800        673,918
                                        -----------
                                            755,896
                                        -----------

  INSURANCE -- 0.9%
    Annuity and Life
      Reinsurance Ltd.        18,500        552,225
                                        -----------

  INTERNET SERVICES -- 4.3%
    Active Power, Inc.*       26,600        594,510
    I-many, Inc.*             63,000        851,760
    Internet Security
      Systems, Inc.*(S.)      17,000        848,130
    Saba Software, Inc.*      48,700        389,600
                                        -----------
                                          2,684,000
                                        -----------

  MACHINERY & EQUIPMENT -- 3.5%
    National-Oilwell, Inc.*   24,500        968,975
    SureBeam Corp.*(S.)       18,700        228,140
    Universal Compression
      Holdings, Inc.*         27,100        975,600
                                        -----------
                                          2,172,715
                                        -----------

  MEDICAL SUPPLIES & EQUIPMENT -- 5.2%
    Arthrocare Corp.*         47,500        892,050
    Charles River
      Laboratories
      International, Inc.*    25,100        622,480
    Inverness Medical
      Technology*             21,900        766,500
    Surmodics, Inc.*          17,700        978,633
                                        -----------
                                          3,259,663
                                        -----------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
OIL & GAS -- 7.7%
    Cal Dive International,
      Inc.*                   24,700    $   691,847
    Energy Partners Ltd.*     25,900        279,720
    Precision Drilling
      Corp.*                  18,000        761,220
    Swift Energy Co.*         45,700      1,456,002
    Tesco Corp.*              68,200        825,220
    W-H Energy Services,
      Inc.*                   24,200        711,722
                                        -----------
                                          4,725,731
                                        -----------

  PERSONAL SERVICES -- 0.3%
    Edison Schools, Inc.*     10,400        200,512
                                        -----------

  PHARMACEUTICALS -- 7.4%
    CryoLife, Inc.*           59,350      1,572,775
    NPS Pharmaceuticals,
      Inc.*                   32,300        975,460
    OSI Pharmaceuticals,
      Inc.*                   16,800        862,512
    Praecis Pharmaceuticals,
      Inc.*                   22,900        502,426
    Regeneron
      Pharmaceuticals Co.*    20,700        641,907
                                        -----------
                                          4,555,080
                                        -----------

  REAL ESTATE -- 1.2%
    CoStar Group, Inc.*       33,400        776,550
                                        -----------

  RESTAURANTS -- 2.0%
    AFC Enterprises, Inc.*     6,200        147,250
    BUCA, Inc. 144A*          35,400        731,010
    California Pizza
      Kitchen, Inc.*          18,300        393,450
                                        -----------
                                          1,271,710
                                        -----------
  RETAIL & MERCHANDISING -- 1.6%
    Hot Topic, Inc.*          29,300        979,206
                                        -----------

  SEMICONDUCTORS -- 3.2%
    AstroPower, Inc.*(S.)     11,000        460,680
    Pixelworks, Inc.*(S.)     23,200        526,640
    TranSwitch Corp.*         59,600      1,034,060
                                        -----------
                                          2,021,380
                                        -----------

  TELECOMMUNICATIONS -- 5.6%
    Polycom, Inc.*            29,400        682,962
    SBA Communications
      Corp.*                  24,200        824,978
    Spectrasite Holdings,
      Inc.*                   71,100        712,422
    UTStarcom, Inc.*          49,400      1,233,024
                                        -----------
                                          3,453,386
                                        -----------

  TRANSPORTATION -- 2.7%
    EGL, Inc.*(S.)            29,300    $   694,703
    Frontline Ltd. [ADR]*     48,800        980,392
                                        -----------
                                          1,675,095
                                        -----------

TOTAL COMMON STOCK
  (Cost $55,127,729)                     54,740,411
                                        -----------
                                 PAR
                               (000)
                               -----
COMMERCIAL PAPER -- 12.0%
    Country Home Loans Corp.  $2,000      2,000,000
      4.48%, 05/01/01
    Enron Corp.
      4.82%, 05/02/01          1,800      1,799,759
    Ford Motor Credit Co.
      4.50%, 05/01/01          1,700      1,700,000
    Salomon Smith Barney
      Holdings Corp.
      4.62%, 05/03/01          2,000      1,999,487
                                        -----------
  (Cost $7,499,246)                       7,499,246
                                        -----------
                              SHARES
                              ------
SHORT-TERM INVESTMENTS -- 0.2%
    Temporary Investment
      Cash Fund               54,369         54,369
    Temporary Investment
      Fund                    54,368         54,368
                                        -----------
  (Cost $108,737)                           108,737
                                        -----------

TOTAL INVESTMENTS -- 99.8%
  (Cost $62,735,712)                     62,348,394
OTHER ASSETS LESS
  LIABILITIES -- 0.2%                       148,749
                                        -----------
NET ASSETS -- 100.0%                    $62,497,143
                                        ===========

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing security.
144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(S.) All or a portion of the security was on loan. (See Note 2)

See Notes to Financial Statements.

ASAF ALGER ALL-CAP GROWTH FUND

----------------------------------------------------
                               SHARES          VALUE
----------------------------------------------------
COMMON STOCK -- 85.6%
  AEROSPACE -- 1.2%
    General Dynamics Corp.      4,865    $   374,994
                                         -----------

  COMPUTER HARDWARE -- 1.0%
    EMC Corp.*                  8,050        318,780
                                         -----------
  COMPUTER SERVICES & SOFTWARE -- 7.4%
    Cisco Systems, Inc.*       22,790        386,974
    Intuit, Inc.*              20,250        648,810
    Microsoft Corp.*(S.)       10,550        714,762
    Openwave Systems,
      Inc.*                     7,180        248,500
    Sun Microsystems,
      Inc.*                    22,590        386,741
                                         -----------
                                           2,385,787
                                         -----------
  CONGLOMERATES -- 5.1%
    Philip Morris Co.,
      Inc.                     13,400        671,474
    Tyco International
      Ltd.(S.)                 12,300        656,451
    United Technologies
      Corp.(S.)                 4,250        331,840
                                         -----------
                                           1,659,765
                                         -----------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 2.8%
    General Electric
      Co.(S.)                  18,350        890,526
                                         -----------

  ENTERTAINMENT & LEISURE -- 1.3%
    AOL Time Warner,
      Inc.*(S.)                 8,550        431,775
                                         -----------

  FINANCIAL -- BANK & TRUST -- 2.4%
    Bank of New York Co.,
      Inc.                      9,300        466,860
    State Street
      Corp.(S.)                 2,945        305,632
                                         -----------
                                             772,492
                                         -----------
  FINANCIAL SERVICES -- 9.8%
    Citigroup, Inc.            17,600        865,040
    Merrill Lynch & Co.,
      Inc.                      9,700        598,490
    Morgan Stanley Dean
      Witter & Co.(S.)         13,300        835,107
    Schwab, (Charles)
      Corp.(S.)                10,300        203,940
    Stilwell Financial,
      Inc.                     22,000        648,340
                                         -----------
                                           3,150,917
                                         -----------

  FOOD -- 2.6%
    Safeway, Inc.*(S.)         15,500        841,650
                                         -----------

  HEALTHCARE SERVICES -- 7.1%
    AmeriSource Health
      Corp.*(S.)               12,050        650,700
    Amgen, Inc.*               15,220        930,551
    Tenet Healthcare Corp.     16,000        714,240
                                         -----------
                                           2,295,491
                                         -----------

----------------------------------------------------
                               SHARES          VALUE
----------------------------------------------------

  INSURANCE -- 5.0%
    American International
      Group, Inc.(S.)           9,910    $   810,638
    Marsh & McLennan Co.,
      Inc.                      8,250        795,630
                                         -----------
                                           1,606,268
                                         -----------

  INTERNET SERVICES -- 3.4%
    eBay, Inc.*(S.)            22,000      1,110,560
                                         -----------

  MEDICAL SUPPLIES & EQUIPMENT -- 3.1%
    Baxter International,
      Inc.                      5,600        510,440
    Forest Laboratories,
      Inc.*                     4,000        244,600
    Genzyme Corp.*              2,100        228,837
                                         -----------
                                             983,877
                                         -----------

  OIL & GAS -- 1.9%
    Nabors Industries,
      Inc.*(S.)                 5,000        298,100
    Transocean Sedco
      Forex, Inc.(S.)           5,500        298,540
                                         -----------
                                             596,640
                                         -----------

  PHARMACEUTICALS -- 13.3%
    American Home Products
      Corp.                    17,140        989,835
    Cardinal Health,
      Inc.(S.)                  9,750        657,150
    Celgene Corp.*                805         14,224
    IDEC Pharmaceutical
      Corp.*                    2,300        113,160
    King Pharmaceuticals,
      Inc.*                    15,000        631,950
    Lilly, (Eli) & Co.          9,060        770,100
    Pfizer, Inc.               13,140        568,962
    Waters Corp.*(S.)          10,500        548,100
                                         -----------
                                           4,293,481
                                         -----------

  RETAIL & MERCHANDISING -- 9.8%
    Best Buy Co.,
      Inc.*(S.)                 6,050        333,053
    Home Depot, Inc.           20,800        979,679
    Target Corp.               21,500        826,675
    Toys 'R' Us, Inc.*          6,900        171,120
    Wal-Mart Stores, Inc.      16,485        852,934
                                         -----------
                                           3,163,461
                                         -----------

  TELECOMMUNICATIONS -- 6.6%
    Amdocs Ltd.*(S.)            8,500        500,650
    Comcast Corp.
      Cl-A*(S.)                 9,900        434,709
    Nokia Corp. Cl-A
      [ADR](S.)                34,600      1,182,974
                                         -----------
                                           2,118,333
                                         -----------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

----------------------------------------------------
                               SHARES          VALUE
----------------------------------------------------
UTILITIES -- 1.8%
    Duke Energy Corp.             800    $    37,408
    NRG Energy, Inc.*          15,000        536,250
                                         -----------
                                             573,658
                                         -----------
TOTAL COMMON STOCK
  (Cost $28,469,576)                      27,568,455
                                         -----------
                                  PAR
                                (000)
                                -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 7.7%
    Federal Farm Credit
      Bank
      4.26%, 05/30/01       $   1,000        996,568
      4.81%, 05/14/01             500        499,132
                                         -----------
                                           1,495,700
                                         -----------
    Federal Home Loan Bank
      4.73%, 05/04/01             500        499,803
                                         -----------
    Federal National
      Mortgage Assoc.
      4.85%, 05/10/01             500        499,394
                                         -----------
  (Cost $2,494,897)                        2,494,897
                                         -----------
----------------------------------------------------
                               SHARES          VALUE
----------------------------------------------------
SHORT-TERM INVESTMENTS -- 7.6%
    Temporary Investment
      Cash Fund             1,232,921    $ 1,232,921
    Temporary Investment
      Fund                  1,232,921      1,232,921
                                         -----------
  (Cost $2,465,842)                        2,465,842
                                         -----------

TOTAL INVESTMENTS -- 100.9%
  (Cost $33,430,315)                      32,529,194
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.9%)                          (277,513)
                                         -----------
NET ASSETS -- 100.0%                     $32,251,681
                                         ===========

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing security.

(S.) All or a portion of the security was on loan. (See Note 2)

See Notes to Financial Statements.

ASAF GABELLI ALL-CAP VALUE FUND

----------------------------------------------------
                              SHARES           VALUE
----------------------------------------------------
COMMON STOCK -- 77.4%
  AEROSPACE -- 1.0%
    Boeing Co.                 3,000    $    185,400
    Lockheed Martin Corp.      2,000          70,320
    Raytheon Co. Cl-A(S.)     10,000         294,500
                                        ------------
                                             550,220
                                        ------------
  AUTOMOBILE MANUFACTURERS -- 0.8%
    General Motors Corp.
      Cl-H*                   19,500         414,375
                                        ------------
  AUTOMOTIVE PARTS -- 0.5%
    AutoNation, Inc.*(S.)     14,000         151,900
    Dana Corp.                 5,000          98,150
                                        ------------
                                             250,050
                                        ------------
  BEVERAGES -- 0.5%
    PepsiAmericas, Inc.       20,000         297,000
                                        ------------
  BROADCASTING -- 5.1%
    Chris-Craft
      Industries, Inc.*       11,000         781,000
    Gray Communications,
      Inc. Cl-B                5,000          80,450
    Media General, Inc.        1,500          72,090
    Scripps, (E.W.) Co.
      Cl-A                    12,500         802,750
    United Television,
      Inc.(S.)                 4,000         495,160
    UnitedGlobalCom, Inc.
      Cl-A*                   20,000         320,550
    USA Networks, Inc.*        3,000          75,150
    Young Broadcasting
      Corp. Cl-A*              4,000         160,000
                                        ------------
                                           2,787,150
                                        ------------
  BUSINESS SERVICES -- 0.2%
    Galileo
      International, Inc.      5,000         122,100
                                        ------------
  CABLE TELEVISION -- 2.8%
    BHC Communications, Inc.   4,000         540,800
    Cablevision Systems
      Corp.*(S.)              18,000         380,700
    Cablevision Systems
      Corp. Cl-A*              3,000         206,250
    Rogers
      Communications,
      Inc. Cl-B               30,000         391,200
                                        ------------
                                           1,518,950
                                        ------------
  CHEMICALS -- 1.6%
    Great Lakes Chemical
      Corp.                   10,000         314,300
    Hercules, Inc.(S.)        28,000         334,600
    Rohm & Haas Co.            7,000         240,590
                                        ------------
                                             889,490
                                        ------------

----------------------------------------------------
                              SHARES           VALUE
----------------------------------------------------
  CLOTHING & APPAREL -- 0.1%
    Wolverine World Wide,
      Inc.                     2,000    $     35,600
                                        ------------
  COMPUTER HARDWARE -- 2.0%
    Apple Computer, Inc.*      8,500         216,665
    Compaq Computer
      Corp.(S.)               25,400         444,500
    EMC Corp.*(S.)             6,000         237,600
    Hewlett-Packard Co.        7,000         199,010
                                        ------------
                                           1,097,775
                                        ------------
  COMPUTER SERVICES & SOFTWARE -- 0.1%
    Microsoft Corp.*(S.)       1,000          67,750
                                        ------------
  CONGLOMERATES -- 2.6%
    Corning, Inc.             29,500         648,115
    ITT Industries, Inc.       7,000         308,490
    Philip Morris Co.,
      Inc.(S.)                 9,000         450,990
                                        ------------
                                           1,407,595
                                        ------------
  CONSUMER PRODUCTS & SERVICES -- 4.5%
    Energizer Holdings,
      Inc.*                   12,000         285,840
    Gallaher Group PLC
      [ADR]                   13,500         348,300
    Gillette Co.              23,500         666,460
    International Flavors
      & Fragrances, Inc.       5,000         123,600
    Procter & Gamble Co.      15,000         900,750
    Rayovac Corp.*             5,000         104,000
                                        ------------
                                           2,428,950
                                        ------------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 2.2%
    Ametek, Inc.               3,000          82,830
    Analog Devices,
      Inc.*(S.)                5,300         250,743
    CTS Corp.                 13,000         312,000
    Molex, Inc.                7,000         221,900
    Thomas & Betts
      Corp.(S.)               15,000         310,050
                                        ------------
                                           1,177,523
                                        ------------
  ENERGY SERVICES -- 0.7%
    Dynegy, Inc.(S.)           3,000         173,550
    Xcel Energy, Inc.          5,900         184,080
                                        ------------
                                             357,630
                                        ------------
  ENTERTAINMENT & LEISURE -- 2.0%
    Ackerley Group, Inc.      10,000         122,400
    Gaylord Entertainment
      Co. Cl-A                10,000         289,900
    Gemstar-TV Guide
      International,
      Inc.*                    7,500         311,400
    Mattel, Inc.              16,000         258,400
    World Wrestling
      Federation
      Entertainment,
      Inc.*                    9,000         122,670
                                        ------------
                                           1,104,770
                                        ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

----------------------------------------------------
                              SHARES           VALUE
----------------------------------------------------
ENVIRONMENTAL SERVICES -- 0.5%
    Republic Services,
      Inc.*                    6,000    $    108,000
    Waste Management,
      Inc.                     6,000         146,460
                                        ------------
                                             254,460
                                        ------------
  FINANCIAL -- BANK & TRUST -- 0.2%
    Bank One Corp.(S.)         2,500          94,425
                                        ------------
  FINANCIAL SERVICES -- 1.7%
    American Express Co.       8,000         339,520
    Fleet Financial Group,
      Inc.(S.)                 3,200         122,784
    Lehman Brothers
      Holdings, Inc.(S.)       3,000         218,250
    Providian Financial Corp.  4,900         261,170
                                        ------------
                                             941,724
                                        ------------
  FOOD -- 4.3%
    Diageo PLC [ADR]          12,000         502,800
    Flowers Foods, Inc.*      14,000         381,500
    Kellogg Co.               15,000         382,500
    McCormick & Co., Inc.        500          19,650
    Ralston Purina Group      23,000         698,970
    Sensient Technologies
      Corp.                   20,000         360,000
                                        ------------
                                           2,345,420
                                        ------------
  HOTELS & MOTELS -- 0.1%
    Hilton Hotels
      Corp.(S.)                5,000          55,250
                                        ------------
  INDUSTRIAL PRODUCTS -- 0.8%
    Crane Co.                 15,000         422,100
                                        ------------
  INSURANCE -- 1.2%
    Allmerica Financial Corp.  2,900         146,450
    Conseco, Inc.(S.)         12,000         228,360
    UNUM Corp.                 9,000         269,190
                                        ------------
                                             644,000
                                        ------------
  INTERNET SERVICES -- 0.3%
    Genuity, Inc.*            35,000         100,800
    Meredith Corp.             1,500          56,610
                                        ------------
                                             157,410
                                        ------------
  LUMBER & WOOD PRODUCTS -- 0.2%
    Rayonier, Inc.             2,000          87,700
                                        ------------
  MACHINERY & EQUIPMENT -- 2.5%
    Cooper Industries,
      Inc.                    14,000         523,180
    Deere & Co.                7,000         287,490
    Gencorp, Inc.             10,800         129,816
    Sequa Corp. Cl-A*          2,500         116,500
    SPS Technologies,
      Inc.*                    6,000         292,200
                                        ------------
                                           1,349,186
                                        ------------

----------------------------------------------------
                              SHARES           VALUE
----------------------------------------------------
  MEDICAL SUPPLIES & EQUIPMENT -- 1.8%
    Apogent Technologies,
      Inc.*   13,000                    $    299,000
    Carter-Wallace, Inc.       8,000         181,600
    Invitrogen Corp.*          2,000         141,020
    Sybron Dental
      Specialties, Inc.*      17,000         340,000
                                        ------------
                                             961,620
                                        ------------
  OIL & GAS -- 2.6%
    Conoco, Inc. Cl-B         15,000         456,300
    MCN Energy Group, Inc.     6,700         176,076
    National Fuel Gas Co.      3,200         179,840
    Watts Industries,
      Inc.                     3,000          49,350
    Williams Companies, Inc.  13,400         565,078
                                        ------------
                                           1,426,644
                                        ------------
  PAPER & FOREST PRODUCTS -- 3.0%
    Mead Corp.                13,000         366,600
    Westvaco Corp.            20,000         527,600
    Willamette Industries,
      Inc.                    15,000         729,750
                                        ------------
                                           1,623,950
                                        ------------
  PERSONAL SERVICES -- 1.3%
    Cendant Corp.*(S.)        39,600         702,504
                                        ------------
  PHARMACEUTICALS -- 0.9%
    American Home
      Products Corp.           8,000         462,000
                                        ------------
  PRINTING & PUBLISHING -- 2.8%
    Gannett Co., Inc.(S.)      5,000         322,750
    Journal Register Co.*      8,000         126,400
    Premedia, Inc.*            5,000          37,150
    Pulitzer, Inc.            10,000         524,500
    Tribune Co.(S.)           12,000         505,680
                                        ------------
                                           1,516,480
                                        ------------
  RETAIL & MERCHANDISING -- 0.9%
    Blockbuster, Inc.          5,000          93,250
    Gap, Inc.                  5,000         138,550
    Harcourt General,
      Inc.                     5,000         274,100
                                        ------------
                                             505,900
                                        ------------
  TELECOMMUNICATIONS -- 17.0%
    Alltel Corp.              12,000         655,320
    AT&T Corp.(S.)            50,000       1,114,000
    AT&T Corp. Liberty
      Media Group Cl-A*       25,000         400,000
    BroadWing, Inc.           15,000         372,000
    CenturyTel, Inc.(S.)      12,000         326,160
    Leap Wireless
      International,
      Inc.*                    5,000         174,300
    Loral Space &
      Communications Ltd.*(S.)75,000         177,750
    Lucent Technologies, Inc. 38,000         380,380
    Motorola, Inc.(S.)        34,500         536,475
    Nextel
      Communications,
      Inc. Cl-A*(S.)          45,000         731,250

ASAF GABELLI ALL-CAP VALUE FUND

----------------------------------------------------
                              SHARES           VALUE
----------------------------------------------------
    Nortel Networks Corp.
      NY Reg.                 16,500    $    252,450
    NTL, Inc.*(S.)            25,000         727,250
    Price Communications
      Corp.*                  10,300         185,606
    Rogers Wireless
      Communications,
      Inc. Cl-B               20,000         244,000
    Rural Cellular Corp.*     10,000         374,100
    Sprint Corp. (FON
      Group)                  15,000         320,700
    Sprint Corp. (PCS
      Group)*(S.)             10,000         256,300
    Telephone & Data
      Systems, Inc.            9,000         945,000
    Teligent, Inc.*(S.)        5,000           3,450
    United States
      Cellular Corp.           4,000         264,000
    Voicestream Wireless Corp.*5,000         525,000
    Williams Communications
      Group, Inc.*            11,020          49,811
    WorldCom, Inc.*(S.)       13,000         237,250
                                        ------------
                                           9,252,552
                                        ------------
  TRANSPORTATION -- 1.6%
    GATX Corp.                 5,000         199,250
    Navistar
      International
      Corp.*                  15,000         387,150
    PACCAR, Inc.               2,000          97,040
    Ryder Systems, Inc.        9,000         179,010
                                        ------------
                                             862,450
                                        ------------
  UTILITIES -- 7.0%
    AES Corp.*(S.)             3,400         162,078
    Calpine Corp.*(S.)         3,200         182,368
    Cinergy Corp.(S.)          5,100         176,868
    DQE, Inc.                 10,000         304,300
    El Paso Electric Co.*     20,000         282,000
    Exelon Corp.               2,400         165,720
    GPU, Inc.                  1,000          33,310
    Kansas City Power &
      Light Co.(S.)            6,800         177,480
    Mirant Corp.*              1,789          72,991
    Niagara Mohawk
      Holdings, Inc.*         10,100         169,781
    Pinnacle West Capital Co.  3,500         175,665
    PPL Corp.                  3,900         214,500
    Public Service
      Enterprise Group,
      Inc.                     3,000         139,320
    Reliant Energy,
      Inc.(S.)                 3,300         163,515
    Rochester Gas &
      Electric Corp.           4,700         174,840

----------------------------------------------------
                              SHARES           VALUE
----------------------------------------------------
    Sierra Pacific
      Resources(S.)            7,000    $    112,070
    Southern Co.               4,500         105,255
    Teco Energy, Inc.(S.)      4,500         143,955
    UIL Holdings Corp.         3,500         171,325
    Western Resources,
      Inc.(S.)                20,000         495,400
    Wisconsin Energy
      Corp.                    7,300         160,600
                                        ------------
                                           3,783,341
                                        ------------

TOTAL COMMON STOCK
  (Cost $40,118,074)                      41,956,044
                                        ------------
                                 PAR
                               (000)
                               -----
U.S. TREASURY OBLIGATIONS -- 13.1%
    U.S. Treasury Bills
      4.945%, 05/03/01     $     657         656,810
      5.49%, 05/03/01            459         458,853
      4.95%, 05/10/01          1,012       1,010,684
      4.70%, 05/17/01            505         503,891
      4.915%, 05/17/01           860         858,026
      4.64%, 05/24/01            506         504,424
      4.755%, 05/24/01           505         503,388
      3.70%, 07/05/01            604         599,903
      3.65%, 07/12/01            503         499,277
      3.74%, 07/12/01          1,511       1,499,541
                                        ------------
  (Cost $7,095,450)                        7,094,797
                                        ------------
                              SHARES
                              ------
SHORT-TERM INVESTMENTS -- 9.3%
    Temporary Investment
      Cash Fund            2,514,551       2,514,551
    Temporary Investment
      Fund                 2,514,551       2,514,551
                                        ------------
  (Cost $5,029,102)                        5,029,102
                                        ------------

TOTAL INVESTMENTS -- 99.8%
  (Cost $52,242,626)                      54,079,943
OTHER ASSETS LESS
  LIABILITIES -- 0.2%                        106,077
                                        ------------
NET ASSETS -- 100.0%                    $ 54,186,020
                                        ============

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing security.

(S.) All or a portion of the security was on loan. (See Note 2)

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF INVESCO TECHNOLOGY FUND

----------------------------------------------------
                               SHARES          VALUE
----------------------------------------------------
COMMON STOCK -- 95.6%
  AEROSPACE -- 0.3%
    Northrop Grumman Corp.(S.)                 1,000
                                         $    90,250
                                         -----------

  BUSINESS SERVICES -- 2.3%
    Automatic Data
      Processing, Inc.         5,500         298,375
    First Data Corp.(S.)       4,400         296,736
    Interwoven, Inc.*          6,600          96,624
    Liberate Technologies,
      Inc.*                   12,400         121,396
                                         -----------
                                             813,131
                                         -----------

  BUSINESS SERVICES -- COMPUTER SYSTEMS -- 2.9%
    Fiserv, Inc.*              8,100         448,254
    I2 Technologies, Inc.*     7,800         135,798
    Paychex, Inc.              9,700         335,232
    Tech Data Corp.*           3,000         104,580
                                         -----------
                                           1,023,864
                                         -----------

  COMMUNICATION EQUIPMENT -- 7.3%
    Ciena Corp.*              16,100         886,466
    Corvis Corp.*(S.)          6,100          41,785
    Nokia Corp. Cl-A
      [ADR](S.)              13,100          447,889
    Nortel Networks Corp.     10,800         165,240
    Polycom, Inc.*            16,900         392,587
    Powerwave
      Technologies, Inc.*      8,600         156,262
    Scientific-Atlanta,
      Inc.                     7,800         450,294
                                         -----------
                                           2,540,523
                                         -----------

  COMPUTER HARDWARE -- 6.0%
    Brocade Communications
      Systems, Inc.            8,600         326,714
    Dell Computer
      Corp.*(S.)              14,400         378,576
    International Business
      Machines Corp.           2,100         241,794
    McData Corp.*(S.)          4,700         131,177
    Mercury Computer
      Systems, Inc.*           7,300         370,694
    Sun Microsystems, Inc.     8,900         152,368
    VeriSign, Inc.(S.)         9,300         476,904
                                         -----------
                                           2,078,227
                                         -----------

  COMPUTER SERVICES & SOFTWARE -- 23.8%
    Affiliated Computer
      Services, Inc. Cl-A*     4,900         352,800
    Agile Software Corp.*      4,400          83,908
    BEA Systems, Inc.          7,000         285,950
    BISYS Group, Inc.          4,700         226,540
    BMC Software, Inc.*        7,000         169,330
    Cadence Design
      Systems, Inc.*           6,600         136,620
    Check Point Software
      Technologies
      Ltd.(S.)                12,675         795,103
    Citrix Systems, Inc.*     13,600     $   386,240
    Computer Associates
      International, Inc.     12,000         386,280
    Earthlink, Inc.*          10,300         112,682
    Intuit, Inc.*              7,100         227,484

----------------------------------------------------
                               SHARES          VALUE
----------------------------------------------------
    Manugistics Group,
      Inc.*(S.)                 8,700        295,104
    Mercury Interactive Corp.*  7,500        496,125
    Micromuse, Inc.*           4,700         232,650
    Microsoft Corp.*(S.)       6,300         426,825
    Openwave Systems,
      Inc.*                    7,992         276,603
    Oracle Corp.*             15,000         242,400
    Peregrine Systems,
      Inc.*(S.)               12,500         322,250
    Rational Software
      Corp.*                   7,600         183,996
    Siebel Systems,
      Inc.*(S.)                9,900         451,242
    SmartForce Public Ltd.
      Co. [ADR]*(S.)          20,000         719,800
    Symantec Corp.*(S.)        2,500         162,025
    Synopsys, Inc.*            8,000         459,440
    TIBCO Software, Inc.*     11,300         128,820
    Veritas Software
      Corp.*(S.)              11,600         691,476
    webMethods,
      Inc.*(S.)                3,500          81,725
                                         -----------
                                           8,333,418
                                         -----------

  COMPUTERS -- NETWORKING -- 3.0%
    Cisco Systems,
      Inc.*(S.)               16,200         275,076
    Extreme Networks,
      Inc.*(S.)                9,900         325,710
    Juniper Networks,
      Inc.*(S.)                7,500         442,725
                                         -----------
                                           1,043,511
                                         -----------

  COMPUTERS -- PERIPHERALS -- 2.3%
    EMC Corp.*                20,700         819,720
                                         -----------

  CONGLOMERATES -- 0.6%
    Corning, Inc.*             9,800         215,306
                                         -----------

  ELECTRONIC COMPONENTS & EQUIPMENT -- 14.0%
    Adobe Systems, Inc.        3,400         152,728
    Celestica, Inc.*          13,400         684,740
    Comverse Technology, Inc.* 12,600        863,100
    Flextronics International
      Ltd.*(S.)                25,200        677,628
    Jabil Circuit,
      Inc.*(S.)               11,300         328,152
    KLA-Tencor
      Corp.*(S.)               2,900         159,384
    L-3 Communications
      Holdings,
      Inc.*(S.)                  200          15,450
    Linear Technology
      Corp.                   11,000         528,440
    Sanmina Corp.*(S.)        14,800     $   431,420
    Solectron Corp.*(S.)      16,200         412,290
    Teradyne, Inc.*            3,000         118,500
    Texas Instruments,
      Inc.(S.)                 7,700         297,990
    United
      Microelectronics
      Corp.*                  20,700         227,493
                                         -----------
                                           4,897,315
                                         -----------

  ENTERTAINMENT & LEISURE -- 3.1%
    AOL Time Warner, Inc.*    13,100     $   661,550
    Gemstar-TV Guide
      International, Inc.*     9,800         406,896
                                         -----------
                                           1,068,446
                                         -----------

  FINANCIAL SERVICES -- 0.4%
    KPMG Consulting, Inc.*     8,100         126,441
                                         -----------

ASAF INVESCO TECHNOLOGY FUND

----------------------------------------------------
                               SHARES          VALUE
----------------------------------------------------
HEALTHCARE SERVICES -- 0.2%
    First Health Group
      Corp.*                   1,600     $    82,800
                                         -----------

  SEMICONDUCTORS -- 21.5%
    Advanced Micro
      Devices, Inc.*(S.)       6,500         201,500
    Analog Devices,
      Inc.*(S.)                8,000         378,480
    Applied Materials,
      Inc.*(S.)                6,600         360,360
    Applied Micro Circuits
      Corp.*                  10,800         281,016
    ASM Lithography
      Holding NV NY
      Reg.*(S.)               13,000         351,910
    Atmel Corp.*               5,400          75,006
    Chartered Semiconductor
      Manufacturing Ltd.*(S.)   2,100         67,179
    Integrated Device
      Technology, Inc.*        7,000         274,190
    Intel Corp.                8,200         253,462
    JDS Uniphase
      Corp.*(S.)              18,060         386,123
    Kulicke & Soffa
      Industries, Inc.*        6,800         113,900
    Lam Research Corp.*       11,600         343,360
    LTX Corp.*                 2,600          69,992
    Maxim Integrated
      Products, Inc.*         11,400         582,540
    Microchip Technology,
      Inc.*(S.)                23,000        665,390
    Micron Technology,
      Inc.*(S.)                10,400        471,952
    New Focus, Inc.*(S.)       3,800          48,830
    Novellus Systems,
      Inc.*(S.)   7,200                      397,080
    PMC-Sierra,
      Inc.*(S.)                1,900          79,135
    QLogic Corp.*(S.)          4,400         188,716
    RF Micro Devices,
      Inc.*(S.)                14,700        431,886
    Taiwan Semiconductor
      Manufacturing Co.
      Ltd. [ADR]*(S.)          3,700          89,688
    TranSwitch Corp.*         10,200         176,970
    Virata Corp.*(S.)         22,600         307,360
    Vitesse Semiconductor
      Corp.*(S.)              15,700         532,230
    Xilinx, Inc.*              8,100         384,507
                                         -----------
                                           7,512,762
                                         -----------

  TELECOMMUNICATIONS -- 7.9%
    ADC Telecommunications,
      Inc.*                    16,400        123,164
    Amdocs Ltd.*(S.)           4,900         288,610
    Avanex Corp.*(S.)          4,400     $    63,404
    Charter
      Communications,
      Inc.*(S.)                3,600          77,076
    Gemplus International
      [ADR]*                    3,000         26,700
    McLeodUSA, Inc. Cl-A*     15,200         134,520
    Nextel Communications,
      Inc. Cl-A*(S.)          11,700         190,125
    ONI Systems Corp.*         9,400         337,742
    QUALCOMM, Inc.*            3,600         206,496
    Qwest Communications
      International, Inc.      7,000         286,300
    Research in Motion
      Ltd.*(S.)                12,100        410,432
    Sonus Networks, Inc.*      4,600         117,116
    Time Warner Telecom,
      Inc. Cl-A*               2,800         141,820
    Voicestream Wireless
      Corp.*(S.)               2,720         285,600
    XO Communications, Inc.*   17,300         67,989
                                         -----------
                                           2,757,094
                                         -----------
TOTAL COMMON STOCK
  (Cost $43,245,261)                      33,402,808
                                         -----------
SHORT-TERM INVESTMENTS -- 4.9%
    Temporary Investment
      Cash Fund              847,143         847,143
    Temporary Investment
      Fund                   847,142         847,142
                                         -----------
  (Cost $1,694,285)                        1,694,285
                                         -----------

TOTAL INVESTMENTS -- 100.5%
  (Cost $44,939,546)                      35,097,093
                                         -----------
                            NUMBER OF
                            CONTRACTS
                            ---------
WRITTEN OPTIONS -- (0.1)%
  CALL OPTIONS
    Juniper Networks,
      Strike Price 45,
      Expires 5/19/01*
    (Cost $(16,687))              25         (41,000)
                                         -----------

  LIABILITIES IN EXCESS OF
    OTHER ASSETS -- (0.4%)                  (153,654)
                                         -----------

  NET ASSETS -- 100.0%                   $34,902,439
                                         ===========

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing security.

(S.) All or a portion of the security was on loan. (See Note 2)
See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.
ASAF JANUS MID-CAP GROWTH FUND

------------------------------------------------------
                              SHARES             VALUE
------------------------------------------------------
COMMON STOCK -- 92.4%
  BROADCASTING -- 1.7%
    Hispanic Broadcasting
      Corp.*                  19,925       $   477,602
                                           -----------
  BUSINESS
    SERVICES -- 2.3%
    Paychex, Inc.             18,505           639,533
                                           -----------

  CABLE
    TELEVISION -- 2.7%
    Cablevision Systems
      Corp. Cl-A*(S.)        10,715           736,656
                                           -----------

  COMPUTER HARDWARE -- 4.7%
    ASM Lithography
      Holding NV NY
      Reg.*(S.)               24,230           655,906
    Insight Enterprises,
      Inc.*                   24,040           641,868
                                           -----------
                                             1,297,774
                                           -----------

  COMPUTER SERVICES & SOFTWARE -- 8.8%
    Ceridan Corp.*(S.)        43,710           786,780
    DigitalThink, Inc.*       93,085           797,738
    Universal Access,
      Inc.*                  179,055           834,397
                                           -----------
                                             2,418,915
                                           -----------

  CONTAINERS & PACKAGING -- 2.1%
    Sealed Air Corp.*         14,615           567,062
                                           -----------

  ELECTRONIC COMPONENTS & EQUIPMENT -- 13.5%
    Celestica, Inc. NY
      Reg.*(S.)                6,600           337,260
    Linear Technology
      Corp.                    6,380           306,495
    Metromedia Fiber
      Network, Inc. Cl-A*    197,740         1,006,497
    Symbol Technologies,
      Inc.(S.)                47,160         1,485,539
    Teradyne, Inc.*           14,365           567,418
                                           -----------
                                             3,703,209
                                           -----------

  FINANCIAL SERVICES -- 3.7%
    E*TRADE Group, Inc.*      61,410           577,254
    Schwab, (Charles)
      Corp.(S.)               22,450           444,510
                                           -----------
                                             1,021,764
                                           -----------

  INSURANCE -- 1.4%
    Markel Corp.*              1,965           385,631
                                           -----------

  INTERNET
    SERVICES -- 8.3%
    Exodus
      Communications,
      Inc.*(S.)              124,530         1,195,488
    Skillsoft Corp.*          39,415         1,081,942
                                           -----------
                                             2,277,430
                                           -----------

   MEDICAL SUPPLIES & EQUIPMENT -- 3.3%
    Affymetrix, Inc.*          8,430       $   278,612
    Guidant Corp.*            13,315           545,915
    St. Jude Medical,
      Inc.*                    1,240            70,990
                                           -----------
                                               895,517
                                           -----------

  PERSONAL
    SERVICES -- 0.8%
    Cendant Corp.*            12,255           217,404
                                           -----------

  PHARMACEUTICALS -- 5.8%
    Abgenix, Inc.*             2,545            95,438
    Millennium
      Pharmaceuticals,
      Inc.*                   22,945           853,553
    OSI Pharmaceuticals,
      Inc.*                   12,375           635,333
                                           -----------
                                             1,584,324
                                           -----------

  PRINTING & PUBLISHING -- 1.5%
    Lexmark International
      Group, Inc. Cl-A*        6,680           410,352
                                           -----------

  RETAIL & MERCHANDISING -- 1.7%
    Costco Wholesale
      Corp.*                   3,700           129,241
    Walgreen Co.(S.)           8,185           350,154
                                           -----------
                                               479,395
                                           -----------

  SEMICONDUCTORS -- 4.4%
    Integrated Device
      Technology, Inc.*       16,415           642,976
    Vitesse Semiconductor
      Corp.*(S.)              16,870           571,893
                                           -----------
                                             1,214,869
                                           -----------
TELECOMMUNICATIONS -- 23.7%
    AT&T Canada, Inc. NY
      Reg. 144A*(S.)          59,975         1,816,643
    Crown Castle
      International
      Corp.*                  44,120         1,080,499
    EchoStar
      Communications
      Corp. Cl-A*(S.)         29,670           888,913
    Level 3
      Communications,
      Inc.*(S.)               43,490           618,863
    McLeodUSA, Inc.
      Cl-A*(S.)              142,325         1,259,576
    Research in Motion
      Ltd.*(S.)               16,775           569,008
    Univision
      Communications,
      Inc.*(S.)                6,855           299,632
                                           -----------
                                             6,533,134
                                           -----------

  UTILITIES -- 2.0%
    AES Corp.*(S.)            11,620           553,925
                                           -----------

ASAF JANUS MID-CAP GROWTH FUND

------------------------------------------------------
                                                 VALUE
------------------------------------------------------
TOTAL COMMON STOCK
  (Cost $30,499,301)                       $25,414,496
                                           -----------
                                    PAR
                                  (000)
                                  -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 9.4%
    Federal Home Loan
      Mortgage Corp.
      4.53%, 05/01/01
  (Cost $2,600,000)          $ 2,600         2,600,000
                                           -----------
                                 SHARES
                                 ------
SHORT-TERM INVESTMENTS -- 0.1%
    Temporary Investment
      Cash Fund               13,425            13,425
    Temporary Investment
      Fund                    13,424            13,424
                                           -----------
  (Cost $26,849)                                26,849
                                           -----------

TOTAL INVESTMENTS -- 101.9%
  (Cost $33,126,150)                        28,041,345

LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (1.9%)                      (517,799)
                                           -----------
NET ASSETS -- 100.0%                       $27,523,546
                                           ===========

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing security.

(S.) All or a portion of the security was on loan. (See Note 2)

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF PROFUND MANAGED OTC FUND

-------------------------------------------------------
                               SHARES             VALUE
-------------------------------------------------------
COMMON STOCK -- 75.4%
  ADVERTISING -- 0.3%
    TMP Worldwide, Inc.*        2,345       $   113,123
                                            -----------
  BROADCASTING -- 0.5%
    USA Networks, Inc.*         7,035           176,227
                                            -----------
  BUSINESS SERVICES -- 1.0%
    Parametric Technology
      Corp.*                    7,303            83,254
    Paychex, Inc.               7,102           245,445
                                            -----------
                                                328,699
                                            -----------
  BUSINESS SERVICES -- COMPUTER SYSTEMS -- 1.0%
    Fiserv, Inc.*               3,149           174,266
    I2 Technologies, Inc.*      8,576           149,308
                                            -----------
                                                323,574
                                            -----------
  CABLE TELEVISION -- 1.2%
    Comcast Corp. Cl-A*sec.     8,978           394,224
                                            -----------
  CLOTHING & APPAREL -- 0.5%
    Cintas Corp.                4,087           179,051
                                            -----------
  COMPUTER HARDWARE -- 3.9%
    Apple Computer, Inc.*       9,715           247,635
    Dell Computer
      Corp.*sec.               19,162           503,769
    Palm, Inc.*                10,787            86,404
    Sun Microsystems, Inc.*    28,609           489,786
                                            -----------
                                              1,327,594
                                            -----------
  COMPUTER SERVICES & SOFTWARE -- 21.0%
    3Com Corp.*                 3,484            22,716
    Ariba, Inc.*                4,757            36,772
    BEA Systems, Inc.*sec.      7,169           292,854
    Brocade Communications
      Systems, Inc.*sec.        4,623           175,628
    Cisco Systems,
      Inc.*sec.                51,858           880,548
    Citrix Systems, Inc.*       4,422           125,585
    Compuware Corp.*            4,556            46,836
    Electronic Arts,
      Inc.*sec.                 2,680           151,742
    Exodus Communications,
      Inc.*sec.                11,591           111,274
    Inktomi Corp.*              2,345            17,189
    Intuit, Inc.*               5,226           167,441
    Mercury Interactive
      Corp.*                    1,742           115,233
    Microsoft Corp.*sec.       36,984         2,505,665
    Network Appliance,
      Inc.*                     6,767           153,951
    Novell, Inc.*               7,705            36,830
    Novellus Systems, Inc.*     2,881           158,887
    Oracle Corp.*              46,967           758,987
    PeopleSoft, Inc.*           8,107           300,283
    Rational Software
      Corp.*                    4,020            97,324
    Siebel Systems,
      Inc.*sec.                10,117           461,133
    Veritas Software
      Corp.*sec.                8,040           479,264
                                            -----------
                                              7,096,142
                                            -----------
  CONTAINERS & PACKAGING -- 0.2%
    Smurfit-Stone Container
      Corp.*                    4,824       $    70,672
                                            -----------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 5.1%
    Adobe Systems, Inc.         4,757           213,684
    Comverse Technology,
      Inc.*                     3,484           238,654
    Flextronics
      International
      Ltd.*sec.                10,184           273,848
    KLA-Tencor Corp.*sec.       4,489           246,715
    Linear Technology Corp.     8,509           408,773
    Metromedia Fiber
      Network, Inc. Cl-A*      11,926            60,703
    Molex, Inc.                 1,943            78,478
    Sanmina Corp.*sec.          6,566           191,399
                                            -----------
                                              1,712,254
                                            -----------
  ENTERTAINMENT & LEISURE -- 1.1%
    Gemstar-TV Guide
      International Group,
      Inc.*                     8,643           358,857
                                            -----------
  FINANCIAL SERVICES -- 0.8%
    Concord EFS, Inc.*sec.      5,494           255,746
                                            -----------
  FOOD -- 0.6%
    Starbucks Corp.*sec.       10,586           204,839
                                            -----------
  HEALTHCARE SERVICES -- 1.8%
    Amgen, Inc.*                9,782           598,071
                                            -----------
  INTERNET SERVICES -- 3.8%
    Amazon.com, Inc.*           4,757            75,065
    At Home Corp.*sec.          5,092            19,299
    BroadVision, Inc.*          5,896            37,675
    Check Point Software
      Technologies Ltd.*        4,623           290,001
    CMGI, Inc.*sec.             7,571            22,637
    CNET Networks, Inc.*        3,149            38,638
    eBay, Inc.*sec.             4,020           202,930
    Juniper Networks,
      Inc.*sec.                 4,221           249,166
    RealNetworks, Inc.*         3,015            27,738
    VeriSign, Inc.*sec.         3,752           192,403
    Yahoo!, Inc.*               5,427           109,517
                                            -----------
                                              1,265,069
                                            -----------
  MEDICAL SUPPLIES & EQUIPMENT -- 1.4%
    Biomet, Inc.                4,824           206,130
    Genzyme Corp.*sec.          2,412           262,835
                                            -----------
                                                468,965
                                            -----------
  OFFICE EQUIPMENT -- 0.3%
    Staples, Inc.*sec.          6,164           100,288
                                            -----------

ASAF PROFUND MANAGED OTC FUND

-------------------------------------------------------
                               SHARES             VALUE
-------------------------------------------------------
PHARMACEUTICALS -- 4.3%
    Abgenix, Inc.*              1,541       $    57,788
    Biogen, Inc.*               3,685           238,272
    Chiron Corp.*               5,360           257,334
    Human Genome Sciences,
      Inc.*sec.                 2,479           159,226
    IDEC Pharmaceutical
      Corp.*sec.                3,216           158,227
    Immunex Corp.*             14,941           228,000
    MedImmune, Inc.*            4,556           178,367
    Millennium
      Pharmaceuticals,
      Inc.*sec.                 4,690           174,468
                                            -----------
                                              1,451,682
                                            -----------
  RETAIL & MERCHANDISING -- 1.1%
    Bed Bath & Beyond,
      Inc.*sec.                 7,772           220,103
    Costco Companies,
      Inc.*sec.                 4,757           166,162
                                            -----------
                                                386,265
                                            -----------
  SEMICONDUCTORS -- 13.6%
    Altera Corp.*              10,988           277,887
    Applied Materials,
      Inc.*                     8,442           460,933
    Applied Micro Circuits
      Corp.*                    6,968           181,307
    Atmel Corp.*                7,035            97,716
    Broadcom Corp.
      Cl-A*sec.                 3,283           136,441
    Conexant Systems,
      Inc.*sec.                 5,427            58,340
    Intel Corp.                47,503         1,468,317
    JDS Uniphase Corp.*sec.    27,068           578,714
    Maxim Integrated
      Products, Inc.*           9,246           472,471
    Microchip Technology,
      Inc.*                     2,211            63,964
    PMC-Sierra, Inc.*sec.       3,551           147,899
    QLogic Corp.*               1,876            80,462
    Vitesse Semiconductor
      Corp.*sec.                4,154           140,821
    Xilinx, Inc.*               8,844           419,825
                                            -----------
                                              4,585,097
                                            -----------
  TELECOMMUNICATIONS -- 11.6%
    ADC Telecommunications,
      Inc.*                    19,631           147,429
    Adelphia Communications
      Corp. Cl-A*sec.           3,216           116,934
    Ciena Corp.*sec.            7,839           431,615
    EchoStar Communications
      Corp. Cl-A*sec.           4,891           146,534
    Ericsson, (L.M.)
      Telephone Co.
      [ADR]                    19,296           124,073
    Level 3
      Communications,
      Inc.*sec.                 5,159       $    73,413
    McLeodUSA, Inc.
      Cl-A*sec.                 9,514            84,199
    Nextel
      Communications,
      Inc. Cl-A*sec.           18,827           305,939
    PanAmSat Corp.*             4,087           149,870
    QUALCOMM, Inc.*            18,291         1,049,171
    RF Micro Devices,
      Inc.*sec.                 3,752           110,234
    Tellabs, Inc.*              4,690           164,666
    Voicestream Wireless
      Corp.*sec.                5,527           580,335
    WorldCom, Inc.*sec.        20,904           381,498
    XO Communications, Inc*     5,963            23,435
                                            -----------
                                              3,889,345
                                            -----------
  TRANSPORTATION -- 0.3%
    PACCAR, Inc.                1,742            84,522
                                            -----------
TOTAL COMMON STOCK
  (Cost $33,930,876)                         25,370,306
                                            -----------
                               NUMBER OF
                               CONTRACTS
                            ------------
OPTIONS -- 3.2%
  CALL OPTIONS
    NASDAQ 100 Index
      Futures, Strike Price
      800, Expires 6/15/01
  (Cost $1,100,060)                10         1,066,500
                                            -----------

TOTAL INVESTMENTS -- 78.6%
  (Cost $35,030,936)                         26,436,806
OTHER ASSETS LESS LIABILITIES -- 21.4%        7,198,113
                                            -----------
NET ASSETS -- 100.0%                        $33,634,919
                                            ===========

Cash of $1,795,500 has been segregated with the custodian to cover requirements for the following open futures contracts at April 30, 2001:

               EXPIRATION   NUMBER OF    UNREALIZED
 DESCRIPTION     MONTH      CONTRACTS   APPRECIATION
----------------------------------------------------
NASDAQ 100
 Index           06/01         60        $1,714,618
                                         ==========

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing security.

sec. All or a portion of the security was on loan. (See Note 2)

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF ALLIANCE/BERNSTEIN GROWTH + VALUE FUND

------------------------------------------------------
                               SHARES            VALUE
------------------------------------------------------
COMMON STOCK -- 86.2%
  CHEMICALS -- 5.0%
    Dow Chemical Co.            1,325       $   44,321
    DuPont, (E.I.) de
      Nemours & Co.             1,025           46,320
    Praxair, Inc.                 300           14,199
                                            ----------
                                               104,840
                                            ----------
  COMPUTER HARDWARE -- 2.8%
    EMC Corp.*                  1,125           44,550
    Hewlett-Packard Co.           525           14,926
                                            ----------
                                                59,476
                                            ----------
  COMPUTER SERVICES & SOFTWARE -- 3.8%
    Cisco Systems, Inc.*        1,925           32,687
    Microsoft Corp.*              700           47,425
                                            ----------
                                                80,112
                                            ----------
  CONGLOMERATES -- 2.5%
    Philip Morris Co.,
      Inc.                        250           12,528
    Tyco International
      Ltd.                        750           40,027
                                            ----------
                                                52,555
                                            ----------
  CONSUMER PRODUCTS & SERVICES -- 1.9%
    Colgate-Palmolive Co.         350           19,548
    Newell Rubbermaid,
      Inc.                        800           21,568
                                            ----------
                                                41,116
                                            ----------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 2.1%
    General Electric Co.          900           43,677
                                            ----------
  ENTERTAINMENT & LEISURE -- 4.8%
    AOL Time Warner, Inc.*      1,075           54,287
    Viacom, Inc. Cl-B*            925           48,156
                                            ----------
                                               102,443
                                            ----------
  FINANCIAL -- BANK & TRUST -- 4.8%
    Bank of America Corp.         475           26,599
    Bank One Corp.                600           22,662
    KeyCorp                       625           14,488
    National City Corp.           650           17,687
    Regions Financial
      Corp.                       650           19,793
                                            ----------
                                               101,229
                                            ----------
  FINANCIAL SERVICES -- 8.8%
    Citigroup, Inc.             1,075           52,835
    Fannie Mae                    275           22,072
    Fleet Financial Group,
      Inc.                        175            6,715
    Freddie Mac                 1,250           82,249
    Golden West Financial
      Corp.                        25            1,468
    Washington Mutual,
      Inc.                        425           21,220
                                            ----------
                                               186,559
                                            ----------
  FOOD -- 1.7%
    Conagra, Inc.               1,750       $   36,418
                                            ----------
  HEALTHCARE SERVICES -- 1.1%
    Aetna, Inc.*                  200            5,638
    United HealthGroup,
      Inc.                        275           18,007
                                            ----------
                                                23,645
                                            ----------
  INSURANCE -- 5.8%
    American International
      Group, Inc.                 325           26,585
    Chubb Corp.                   575           38,381
    St. Paul Companies,
      Inc.                        675           30,443
    XL Capital Ltd.               400           28,320
                                            ----------
                                               123,729
                                            ----------
  MEDICAL SUPPLIES & EQUIPMENT -- 1.3%
    Medtronic, Inc.               600           26,760
                                            ----------
  OIL & GAS -- 9.3%
    Amerada Hess Corp.            325           28,438
    BP Amoco PLC [ADR]            525           28,392
    Conoco, Inc.                  600           18,174
    Enron Corp.                   450           28,224
    Occidental Petroleum
      Corp.                     1,575           47,439
    Phillips Petroleum Co.        800           47,679
                                            ----------
                                               198,346
                                            ----------
  PHARMACEUTICALS -- 8.1%
    Pfizer, Inc.                1,275           55,207
    Pharmacia Corp.               875           45,728
    Schering-Plough Corp.       1,825           70,335
                                            ----------
                                               171,270
                                            ----------
  RAILROADS -- 3.9%
    Burlington Northern
      Santa Fe Corp.            1,300           38,220
    Union Pacific Corp.           775           44,090
                                            ----------
                                                82,310
                                            ----------
  RETAIL & MERCHANDISING -- 8.7%
    Federated Department
      Stores, Inc.*               600           25,788
    Kohl's Corp.*                 850           51,900
    May Department Stores
      Co.                         850           31,663
    Sears, Roebuck & Co.        1,025           37,771
    Walgreen Co.                  850           36,363
                                            ----------
                                               183,485
                                            ----------

ASAF ALLIANCE/BERNSTEIN GROWTH + VALUE FUND

------------------------------------------------------
                               SHARES            VALUE
------------------------------------------------------
TELECOMMUNICATIONS -- 6.6%
    AT&T Wireless Group*        1,800       $   36,180
    Comcast Corp. Cl-A*           425           18,662
    Nokia Corp. Cl-A [ADR]      1,150           39,319
    Vodafone Airtouch PLC
      [ADR]                     1,500           45,419
                                            ----------
                                               139,580
                                            ----------
  UTILITIES -- 3.2%
    American Electric
      Power Co., Inc.             425           20,970
    Consolidated Edison,
      Inc.                        600           22,446
    FirstEnergy Corp.             800           24,240
                                            ----------
                                                67,656
                                            ----------
TOTAL COMMON STOCK
  (Cost $1,710,199)                          1,825,206
                                            ----------
SHORT-TERM INVESTMENTS -- 10.1%
    Temporary Investment
      Cash Fund               106,540       $  106,540
    Temporary Investment
      Fund                    106,540          106,540
                                            ----------
  (Cost $213,080)                              213,080
                                            ----------

TOTAL INVESTMENTS -- 96.3%
  (Cost $1,923,279)                          2,038,286
OTHER ASSETS LESS LIABILITIES -- 3.7%           78,109
                                            ----------
NET ASSETS -- 100.0%                        $2,116,395
                                            ==========

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF INVESCO HEALTH SCIENCES FUND

------------------------------------------------------
                               SHARES            VALUE
------------------------------------------------------
COMMON STOCK -- 85.1%
  BIOTECHNOLOGY HEALTHCARE -- 25.9%
    Abgenix, Inc.*              1,720       $   64,500
    Amgen, Inc.*                1,280           78,259
    Cephalon, Inc.*               240           15,288
    Genentech, Inc.*            1,280           67,200
    Genzyme Corp.*                780           84,997
    Gilead Sciences, Inc.*        200            9,711
    Human Genome Sciences,
      Inc.*                       940           60,376
    IDEC Pharmaceutical
      Corp.*                    1,200           59,040
    Inhale Therapeutic
      Systems, Inc.*              420           13,986
    Invitrogen Corp.*             860           60,639
    Medarex, Inc.*              2,280           54,515
    Medimmune, Inc.*            2,060           80,649
    Millennium
      Pharmaceuticals,
      Inc.*                     1,500           55,800
    Protein Design Labs,
      Inc.*                       980           62,965
                                            ----------
                                               767,925
                                            ----------

  HEALTHCARE SERVICES -- 3.0%
    First Health Group
      Corp.*                      800           41,400
    Tenet Healthcare Corp.      1,060           47,318
                                            ----------
                                                88,718
                                            ----------

  MEDICAL EQUIPMENT & DEVICES -- 9.0%
    Baxter International,
      Inc.                        600           54,690
    Becton Dickinson & Co.        880           28,468
    Laboratory Corp. of
      America*                    200           28,200
    St. Jude Medical,
      Inc.*                     1,020           58,395
    Varian Medical
      Systems, Inc.*              540           37,206
    Waters Corp.*               1,120           58,464
                                            ----------
                                               265,423
                                            ----------

  PHARMACEUTICALS -- 45.7%
    Abbott Laboratories         1,420           65,860
    Allergan, Inc.                940           71,440
    ALZA Corp.*                 1,380           63,094
    American Home Products
      Corp.                       880           50,820
    AmeriSource Health
      Corp. Cl-A*               1,040           56,160
    Andrx Group*                  380           22,420
    AstraZeneca Group PLC       1,580           75,082
    Aventis SA [ADR]            1,100           84,590
    Bergen Brunswig Corp.
      Cl-A                      3,380           61,854
    Bristol-Meyers Squibb
      Co.                       1,240           69,440
    Cardinal Health, Inc.         820       $   55,268
    Forest Laboratories,
      Inc.*                       980           59,927
    Johnson & Johnson Co.         720           69,466
    King Pharmaceuticals,
      Inc.*                     1,900           80,047
    Lilly, (Eli) & Co.            640           54,400
    Merck & Co., Inc.             940           71,412
    Novartis AG [ADR]           2,300           90,045
    Pfizer, Inc.                2,180           94,393
    Pharmacia Corp.             1,760           91,977
    Teva Pharmaceutical
      Industries Ltd.
      [ADR]                     1,240           67,518
                                            ----------
                                             1,355,213
                                            ----------

  PRIMARY CARE -- 1.5%
    HCA -- The Healthcare
      Co.                       1,180           45,666
                                            ----------

TOTAL COMMON STOCK
  (Cost $2,324,518)                          2,522,945
                                            ----------
                                     PAR
                                   (000)
                                   -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 27.6%
    Federal Home Loan Bank
      4.50%, 05/01/01
  (Cost $818,000)              $  818          818,000
                                            ----------
                                  SHARES
                                  ------
FOREIGN STOCK -- 0.5%
  PHARMACEUTICALS
    Sanofi-Synthelabo
      SA -- (FRF)
  (Cost $12,579)                  240           14,383
                                            ----------

SHORT-TERM INVESTMENTS -- 0.0%
    Temporary Investment
      Cash Fund                   357              357
    Temporary Investment
      Fund                        357              357
                                            ----------
  (Cost $714)                                      714
                                            ----------

TOTAL INVESTMENTS -- 113.2%
  (Cost $3,155,811)                          3,356,042
LIABILITIES IN EXCESS OF OTHER ASSETS --
  (13.2%)                                     (392,573)
                                            ----------
NET ASSETS -- 100.0%                        $2,963,469
                                            ==========

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

See Notes to Financial Statements.

ASAF SANFORD BERNSTEIN CORE VALUE FUND

------------------------------------------------------
                               SHARES            VALUE
------------------------------------------------------
COMMON STOCK -- 90.3%
  AEROSPACE -- 1.9%
    Boeing Co.                    100       $    6,180
    Goodrich, (B.F.) Co.          325           12,805
    Lockheed Martin Corp.         475           16,701
    Raytheon Co. Cl-B             575           16,980
                                            ----------
                                                52,666
                                            ----------
  AUTOMOBILE MANUFACTURERS -- 0.5%
    Ford Motor Co.                500           14,740
                                            ----------

  AUTOMOTIVE PARTS -- 2.8%
    AutoZone, Inc.*               100            3,134
    Dana Corp.*                   575           11,287
    Delphi Automotive
      Systems Corp.               375            5,588
    Eaton Corp.*                  125            9,201
    Genuine Parts Co.             475           12,825
    Goodyear Tire & Rubber
      Co.                         550           13,601
    TRW, Inc.                     325           12,500
    Visteon Corp.                 525            8,678
                                            ----------
                                                76,814
                                            ----------

  BEVERAGES -- 0.4%
    Anheuser-Busch
      Companies, Inc.              50            2,000
    PepsiCo, Inc.                 175            7,666
                                            ----------
                                                 9,666
                                            ----------
  BUILDING MATERIALS -- 0.6%
    Masco Corp.                   125            2,875
    The Sherwin-Williams
      Co.                         525           11,014
    Vulcan Materials Co.           50            2,312
                                            ----------
                                                16,201
                                            ----------

  BUSINESS SERVICES -- 0.4%
    Ingram Micro, Inc.
      Cl-A*                       800           11,584
                                            ----------

  CAPITAL GOODS -- 0.4%
    Briggs & Stratton
      Corp.                       100            4,050
    Cummins Engine Co.,
      Inc.                        150            6,210
                                            ----------
                                                10,260
                                            ----------

  CHEMICALS -- 4.4%
    Air Products &
      Chemicals, Inc.              50            2,150
    Cabot Corp.                   250            8,128
    Dow Chemical Co.              725           24,250
    DuPont, (E.I.) de
      Nemours & Co.               625           28,243
    Eastman Chemical Co.          250           13,310
    Great Lakes Chemical
      Corp.                       225            7,072
    Hercules, Inc.                525            6,274
    Lubrizol Corp.                250       $    7,323
    PPG Industries, Inc.          200           10,630
    Praxair, Inc.                 275           13,016
                                            ----------
                                               120,396
                                            ----------

  CLOTHING & APPAREL -- 1.1%
    Limited, Inc.                 850           14,382
    V.F. Corp.                    350           14,207
                                            ----------
                                                28,589
                                            ----------

  COMPUTER HARDWARE -- 0.6%
    International Business
      Machines Corp.               60            6,908
    Quantum Corp. -- DLT &
      Storage Systems*            800            9,120
                                            ----------
                                                16,028
                                            ----------

  COMPUTER SERVICES & SOFTWARE -- 0.7%
    NCR Corp.*                    275           12,927
    Tech Data Corp.*              175            6,101
                                            ----------
                                                19,028
                                            ----------

  CONGLOMERATES -- 3.0%
    Johnson Controls, Inc.        150           10,860
    Minnesota Mining &
      Manufacturing Co.            50            5,951
    Philip Morris Co.,
      Inc.                      1,100           55,121
    Tyco International
      Ltd.                        200           10,674
                                            ----------
                                                82,606
                                            ----------

  CONSTRUCTION -- 0.5%
    Centex Corp.                  300           12,945
                                            ----------

  CONSUMER PRODUCTS & SERVICES -- 3.8%
    Fortune Brands, Inc.          400           12,460
    Johnson & Johnson Co.         425           41,004
    Newell Rubbermaid,
      Inc.                        425           11,458
    Procter & Gamble Co.          275           16,514
    Snap-On, Inc.                 325            9,425
    Whirlpool Corp.               225           12,548
                                            ----------
                                               103,409
                                            ----------

  CONTAINERS & PACKAGING -- 0.8%
    Bemis Co., Inc.               175            6,582
    Owens Illinois, Inc.*         450            3,546
    Smurfit-Stone
      Container Corp.*            800           11,720
                                            ----------
                                                21,848
                                            ----------

  ELECTRONIC COMPONENTS & EQUIPMENT -- 2.1%
    Avnet, Inc.                   525           13,392
    Emerson Electric Co.          200           13,329
    General Electric Co.           90            4,368
    Hubbell, Inc. Cl-B            300            8,286
    Parker-Hannifin Corp.          50            2,331

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

------------------------------------------------------
                               SHARES            VALUE
------------------------------------------------------
    Rockwell International
      Corp.                       250       $   11,258
    Thomas & Betts Corp.          250            5,168
                                            ----------
                                                58,132
                                            ----------

  ENERGY SERVICES -- 0.2%
    Xcel Energy, Inc.             150            4,680
                                            ----------

  ENTERTAINMENT & LEISURE -- 0.8%
    Brunswick Corp.               450            9,027
    Disney, (Walt) Co.            400           12,100
                                            ----------
                                                21,127
                                            ----------

  FINANCIAL -- BANK & TRUST -- 9.4%
    AmSouth Bancorporation        825           14,149
    Bank of America Corp.         825           46,199
    Bank of New York Co.,
      Inc.                         50            2,510
    Bank One Corp.                775           29,271
    Charter One Financial,
      Inc.                        500           14,650
    Comerica, Inc.                275           14,143
    JP Morgan Chase & Co.         500           23,990
    KeyCorp                       575           13,329
    National City Corp.           625           17,006
    Regions Financial
      Corp.                       450           13,703
    Southtrust Corp.              275           13,076
    SunTrust Banks, Inc.          200           12,700
    U.S. Bancorp                  200            4,236
    Union Planters Corp.          365           13,874
    UnionBanCal Corp.             425           12,980
    Wachovia Corp.                200           12,160
                                            ----------
                                               257,976
                                            ----------

  FINANCIAL SERVICES -- 13.0%
    American Express Co.          175            7,427
    Citigroup, Inc.             1,650           81,097
    Countrywide Credit
      Industries, Inc.            325           13,868
    Fannie Mae                    525           42,136
    Fleet Financial Group,
      Inc.                        675           25,900
    Freddie Mac                   450           29,609
    Golden West Financial
      Corp.                       250           14,675
    Goldman Sachs Group,
      Inc.                        100            9,110
    John Hancock Financial
      Services, Inc.              325           12,074
    Lehman Brothers
      Holdings, Inc.              200           14,550
    Merrill Lynch & Co.,
      Inc.                        450           27,765
    Morgan Stanley Dean
      Witter & Co.                225           14,128
    Washington Mutual,
      Inc.                        475       $   23,717
    Wells Fargo & Co.             850           39,924
                                            ----------
                                               355,980
                                            ----------

  FOOD -- 4.1%
    Archer Daniels Midland
      Co.                       1,325           15,780
    Conagra, Inc.                 750           15,608
    Heinz, (H.J.) Co.             400           15,660
    Hormel Foods Corp.            500           10,310
    Kellogg Co.                   375            9,563
    Kroger Co.*                   600           13,554
    Sara Lee Corp.                825           16,425
    SUPERVALU, Inc.               800           10,936
    Tyson Foods, Inc.             250            3,443
                                            ----------
                                               111,279
                                            ----------

  FURNITURE -- 0.5%
    Leggett & Platt, Inc.         675           13,102
                                            ----------

  HEALTHCARE SERVICES -- 0.7%
    Aetna, Inc.*                  225            6,343
    McKesson HBOC, Inc.           400           12,336
                                            ----------
                                                18,679
                                            ----------

  HOTELS & MOTELS -- 0.5%
    Hilton Hotels Corp.         1,200           13,260
                                            ----------

  INSURANCE -- 6.7%
    Allstate Corp.                275           11,481
    American General Corp.        300           13,083
    American International
      Group, Inc.                 600           49,079
    AON Corp.                     450           14,958
    Chubb Corp.                   225           15,019
    CIGNA Corp.                   155           16,539
    Lincoln National Corp.        175            8,078
    MetLife, Inc.                 475           13,775
    St. Paul Companies,
      Inc.                        350           15,785
    Torchmark Corp.               350           13,262
    XL Capital Ltd.               175           12,390
                                            ----------
                                               183,449
                                            ----------

  MACHINERY & EQUIPMENT -- 1.0%
    Black & Decker Corp.          300           11,958
    Cooper Industries,
      Inc.                        400           14,948
                                            ----------
                                                26,906
                                            ----------

  MEDICAL SUPPLIES & EQUIPMENT -- 1.3%
    Abbott Laboratories           500           23,190
    Bard, (C.R.), Inc.            275           12,103
                                            ----------
                                                35,293
                                            ----------

  METALS & MINING -- 0.5%
    Nucor Corp.                    50            2,537
    Phelps Dodge Corp.            250           11,185
                                            ----------
                                                13,722
                                            ----------

ASAF SANFORD BERNSTEIN CORE VALUE FUND

------------------------------------------------------
                               SHARES            VALUE
------------------------------------------------------
OIL & GAS -- 9.3%
    Amerada Hess Corp.            125       $   10,938
    Ashland, Inc.                 300           12,918
    Chevron Corp.                 225           21,726
    Conoco, Inc.                  350           10,602
    Exxon Mobil Corp.           1,175          104,104
    Kerr-McGee Corp.              200           14,330
    Occidental Petroleum
      Corp.                       550           16,566
    Phillips Petroleum Co.        300           17,880
    Sunoco, Inc.                  375           14,258
    Texaco, Inc.                  200           14,456
    Unocal Corp.                  375           14,310
                                            ----------
                                               252,088
                                            ----------

  PAPER & FOREST PRODUCTS -- 1.2%
    Boise Cascade Corp.           300           10,494
    Mead Corp.                    100            2,820
    Temple-Inland, Inc.           150            7,650
    Westvaco Corp.                400           10,552
                                            ----------
                                                31,516
                                            ----------

  PHARMACEUTICALS -- 3.2%
    Bristol-Meyers Squibb
      Co.                         550           30,800
    Lilly, (Eli) & Co.            100            8,500
    Merck & Co., Inc.             450           34,186
    Pharmacia Corp.                25            1,307
    Schering-Plough Corp.         300           11,562
                                            ----------
                                                86,355
                                            ----------

  RAILROADS -- 1.2%
    Burlington Northern
      Santa Fe Corp.              550           16,170
    Union Pacific Corp.           300           17,067
                                            ----------
                                                33,237
                                            ----------
  RESTAURANTS -- 0.4%
    McDonald's Corp.              400           11,000
                                            ----------

  RETAIL & MERCHANDISING -- 2.3%
    Consolidated Stores
      Corp.*                      800            8,800
    Federated Department
      Stores, Inc.*               275           11,820
    May Department Stores
      Co.                         400           14,899
    Sears, Roebuck & Co.          350           12,898
    TJX Companies, Inc.           425           13,315
                                            ----------
                                                61,732
                                            ----------

   TELECOMMUNICATIONS -- 6.0%
    AT&T Corp.                    900       $   20,052
    AT&T Corp. Liberty
      Media Group Cl-A*            50              800
    BellSouth Corp.               425           17,833
    Comcast Corp. Cl-A*            25            1,098
    SBC Communications,
      Inc.                      1,525           62,906
    Verizon
      Communications, Inc.      1,100           60,577
                                            ----------
                                               163,266
                                            ----------

  UTILITIES - 4.0%
    Ameren Corp.                  300           12,591
    American Electric
      Power Co., Inc.             250           12,335
    Cinergy Corp.                 250            8,670
    CMS Energy Corp.*             425           13,303
    Consolidated Edison,
      Inc.                        375           14,029
    DQE, Inc.*                    225            6,847
    FirstEnergy Corp.             500           15,149
    Potomac Electric Power
      Co.                         600           13,116
    TXU Corp.                      75            3,297
    Wisconsin Energy Corp.        400            8,800
                                            ----------
                                               108,137
                                            ----------
TOTAL COMMON STOCK
  (Cost $2,361,203)                          2,457,696
                                            ----------
SHORT-TERM INVESTMENTS -- 7.7%
    Temporary Investment
      Cash Fund               104,943          104,943
    Temporary Investment
      Fund                    104,942          104,942
                                            ----------
    (Cost $209,885)                            209,885
                                            ----------

TOTAL INVESTMENTS -- 98.0%
  (Cost $2,571,088)                          2,667,581

OTHER ASSETS LESS LIABILITIES -- 2.0%           54,990
                                            ----------
NET ASSETS -- 100.0%                        $2,722,571
                                            ==========

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF T. ROWE PRICE TAX MANAGED FUND

---------------------------------------------------
                                 SHARES       VALUE
---------------------------------------------------
COMMON STOCK -- 93.6%
  ADVERTISING -- 3.1%
    Interpublic Group of
      Companies, Inc.               200    $  6,790
    Omnicom Group, Inc.             100       8,785
    TMP Worldwide, Inc.*            200       9,648
                                           --------
                                             25,223
                                           --------

  AEROSPACE -- 0.7%
    Boeing Co.                      100       6,180
                                           --------

  BEVERAGES -- 2.7%
    Anheuser-Busch Companies,
      Inc.                          100       3,999
    Coca-Cola Co.                   200       9,238
    PepsiCo, Inc.                   200       8,762
                                           --------
                                             21,999
                                           --------
  BUSINESS SERVICES -- 2.8%
    Ecolab, Inc.                    100       3,783
    Equifax, Inc.                   100       3,307
    First Data Corp.                100       6,744
    Paychex, Inc.                   100       3,456
    Robert Half International,
      Inc.*                         200       5,560
                                           --------
                                             22,850
                                           --------
  CLOTHING & APPAREL -- 1.0%
    Cintas Corp.                    100       4,381
    Nike, Inc. Cl-B                 100       4,181
                                           --------
                                              8,562
                                           --------

  COMPUTER HARDWARE -- 1.9%
    Dell Computer Corp.*            200       5,258
    EMC Corp.*                      200       7,920
    Hewlett-Packard Co.             100       2,843
                                           --------
                                             16,021
                                           --------
  COMPUTER SERVICES & SOFTWARE -- 7.9%
    Automatic Data Processing,
      Inc.                          100       5,425
    BMC Software, Inc.*             100       2,419
    Cisco Systems, Inc.*            700      11,886
    Computer Associates
      International, Inc.           100       3,219
    Intuit, Inc.*                   100       3,204
    Microsoft Corp.*                400      27,100
    Oracle Corp.*                   400       6,464
    Sun Microsystems, Inc.*         300       5,136
                                           --------
                                             64,853
                                           --------

  CONGLOMERATES -- 0.3%
    Corning, Inc.                   100       2,197
                                           --------

  CONSUMER PRODUCTS & SERVICES -- 4.2%
    Avon Products, Inc.             100       4,232
    Colgate-Palmolive Co.           100       5,585
    Gillette Co.                    200       5,672
    Johnson & Johnson Co.           100    $  9,648
    Procter & Gamble Co.            100       6,005
    Valspar Corp.                   100       3,090
                                           --------
                                             34,232
                                           --------

  ELECTRONIC COMPONENTS & EQUIPMENT -- 8.2%
    Analog Devices, Inc.*           200       9,462
    General Electric Co.            600      29,118
    Linear Technology Corp.         200       9,608
    Molex, Inc.                     100       3,170
    Symbol Technologies, Inc.       150       4,725
    Texas Instruments, Inc.         300      11,610
                                           --------
                                             67,693
                                           --------

  ENTERTAINMENT & LEISURE -- 6.4%
    AOL Time Warner, Inc.*          500      25,250
    Disney, (Walt) Co.              400      12,100
    Viacom, Inc. Cl-B*              300      15,618
                                           --------
                                             52,968
                                           --------

  FINANCIAL -- BANK & TRUST -- 3.2%
    Bank of New York Co., Inc.      100       5,020
    Mellon Financial Corp.          100       4,093
    Northern Trust Corp.            100       6,503
    State Street Corp.              100      10,378
                                           --------
                                             25,994
                                           --------

  FINANCIAL SERVICES -- 9.8%
    AMBAC Financial Group, Inc.     100       5,381
    American Express Co.            300      12,732
    Citigroup, Inc.                 400      19,660
    Concord EFS, Inc.*              100       4,655
    Fannie Mae                      100       8,026
    Franklin Resources, Inc.        200       8,730
    Freddie Mac                     200      13,160
    Schwab, (Charles) Corp.         200       3,960
    Wells Fargo & Co.               100       4,697
                                           --------
                                             81,001
                                           --------

  FOOD -- 2.2%
    General Mills, Inc.             100       3,941
    Starbucks Corp.*                200       3,870
    Sysco Corp.                     200       5,624
    Wrigley, (Wm., Jr.) Co.         100       4,831
                                           --------
                                             18,266
                                           --------

  HEALTHCARE SERVICES -- 0.7%
    Amgen, Inc.*                    100       6,114
                                           --------

  INSURANCE -- 2.7%
    American General Corp.          100       4,361
    American International
      Group, Inc.                   100       8,180
    Marsh & McLennan Co., Inc.      100       9,644
                                           --------
                                             22,185
                                           --------

ASAF T. ROWE PRICE TAX MANAGED FUND

---------------------------------------------------
                                 SHARES       VALUE
---------------------------------------------------
MACHINERY & EQUIPMENT -- 0.8%
    Illinois Tool Works, Inc.       100    $  6,338
                                           --------

  MEDICAL SUPPLIES & EQUIPMENT -- 2.1%
    Abbott Laboratories             100       4,638
    Guidant Corp.*                  100       4,100
    Medtronic, Inc.                 200       8,920
                                           --------
                                             17,658
                                           --------

  PAPER & FOREST PRODUCTS -- 0.7%
    Kimberly-Clark Corp.            100       5,940
                                           --------
  PERSONAL SERVICES -- 0.4%
    DeVry, Inc.*                    100       3,161
                                           --------

  PHARMACEUTICALS -- 12.1%
    American Home Products
      Corp.                         200      11,550
    AstraZeneca Group PLC           100       4,752
    Bristol-Meyers Squibb Co.       100       5,600
    Glaxo Wellcome PLC [ADR]        100       5,357
    Lilly, (Eli) & Co.              100       8,500
    Merck & Co., Inc.               200      15,194
    Pfizer, Inc.                    600      25,980
    Pharmacia Corp.                 200      10,452
    Schering-Plough Corp.           300      11,562
                                           --------
                                             98,947
                                           --------

  PRINTING & PUBLISHING -- 0.8%
    McGraw-Hill Co., Inc.           100       6,478
                                           --------

  RESTAURANTS -- 0.3%
    McDonald's Corp.                100       2,750
                                           --------
  RETAIL & MERCHANDISING -- 6.8%
    Bed, Bath & Beyond, Inc.*       100       2,832
    CVS Corp.                       100       5,895
    Dollar General Corp.*           200       3,300
    Family Dollar Stores, Inc.      200       5,102
    Home Depot, Inc.                200       9,420
    Tiffany & Co.                   200       6,484
    Wal-Mart Stores, Inc.           300      15,522
    Walgreen Co.                    100       4,278
    Williams-Sonoma, Inc.*          100       3,007
                                           --------
                                             55,840
                                           --------

  SEMICONDUCTORS -- 8.0%
    Altera Corp.*                   400      10,116
    Applied Materials, Inc.*        100       5,460
    Applied Micro Circuits
      Corp.*                        100       2,602
    Broadcom Corp. Cl-A*            100       4,156
    Intel Corp.                     500      15,455
    JDS Uniphase Corp.*             400       8,552
    Maxim Integrated Products,
      Inc.*                         200      10,220
    Xilinx, Inc.*                   200       9,494
                                           --------
                                             66,055
                                           --------

  TELECOMMUNICATIONS -- 3.2%
    Clear Channel
      Communications, Inc.*         200    $ 11,160
    Ericsson, (L.M.) Telephone
      Co. [ADR]                     400       2,572
    Nokia Corp. Cl-A [ADR]          100       3,419
    Nortel Networks Corp. NY
      Reg.*                         200       3,060
    Tellabs, Inc.*                  100       3,511
    Vodafone Airtouch PLC [ADR]     100       3,028
                                           --------
                                             26,750
                                           --------

  TRANSPORTATION -- 0.6%
    Expeditors International of
      Washington, Inc.*             100       5,003
                                           --------

TOTAL COMMON STOCK
  (Cost $740,112)                           771,258
                                           --------
                                  PAR
                                 (000)
                                 -----
U.S. TREASURY OBLIGATIONS -- 13.2%
    U.S. Treasury Bills
      3.736%, 07/26/01
  (Cost $109,018)                $  110     109,007
                                           --------
                                 SHARES
                                 ------
SHORT-TERM INVESTMENTS -- 4.5%
    Temporary Investment Cash
      Fund                       18,499      18,499
    Temporary Investment Fund    18,499      18,499
                                           --------
  (Cost $36,998)                             36,998
                                           --------

TOTAL INVESTMENTS -- 111.3%
  (Cost $886,128)                           917,263
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (11.3%)                         (93,194)
                                           --------
NET ASSETS -- 100.0%                       $824,069
                                           ========

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.
See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

DEFINITION OF ABBREVIATIONS
-------------------------------------------------------
THE FOLLOWING ABBREVIATIONS ARE USED THROUGHOUT THE SCHEDULES OF INVESTMENTS:

SECURITY DESCRIPTIONS:

ADR   --   American Depositary Receipt
GDR   --   Global Depositary Receipt
CVT   --   Convertible Security
PIK   --   Payment in Kind Security
REIT  --   Real Estate Investment Trust
STEP  --   Stepped Coupon Bond (Rates shown are the
           effective yields at purchase date.)
TBA   --   To be Announced Security
ZCB   --   Zero Coupon Bond
COUNTRIES/CURRENCIES:
CAD   --   Canada/Canadian Dollar
CHF   --   Switzerland/Swiss Franc
EUR   --   Europe/Euro Dollar
FRF   --   France/French Franc
GBP   --   United Kingdom/British Pound
HKD   --   Hong Kong/Hong Kong Dollar
JPY   --   Japan/Japanese Yen
KOR   --   Korea/Korean Dollar
MXP   --   Mexico/Mexican Peso
NLG   --   Netherlands/Netherland Guilder
SGD   --   Singapore/Singapore Dollar

APRIL 30, 2001

(UNAUDITED)
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                               ASAF                                          ASAF
                                             FOUNDERS          ASAF           ASAF         AMERICAN         ASAF
                                          INTERNATIONAL       JANUS         GABELLI        CENTURY       FEDERATED
                                              SMALL         SMALL-CAP      SMALL-CAP      STRATEGIC      HIGH YIELD
                                          CAPITALIZATION      GROWTH         VALUE         BALANCED         BOND
                                               FUND            FUND           FUND           FUND           FUND
                                          --------------   ------------   ------------   ------------   ------------
ASSETS:
  Investments in Securities at Value (A)   $127,613,877    $217,076,653   $146,631,821   $194,686,242   $140,623,960
  Collateral Received for Securities
    Lent                                             --      21,856,565      8,401,795     54,757,820             --
  Cash                                               --           1,369      1,529,499        229,385            577
  Foreign Currency (B)                               --              --             --             --             --
  Receivable for:
    Securities Sold                           5,494,787         441,435        271,608      2,109,885             --
    Dividends and Interest                      358,459          37,022        107,430        971,067      3,224,943
    Futures Variation Margin                         --              --             --             --             --
    Fund Shares Sold                          1,326,583         121,255        875,576        383,886      1,232,235
  Unrealized Appreciation on Foreign
    Currency Exchange Contracts                      --              --             --             --             --
  Receivable from Investment Manager              1,990              --             --             --             --
  Deferred Organization Costs                    18,417          18,417         18,417         18,417         18,417
  Prepaid Expenses                               70,873          48,810         32,154         41,808         29,861
                                           ------------    ------------   ------------   ------------   ------------
      Total Assets                          134,884,986     239,601,526    157,868,300    253,198,510    145,129,993
                                           ------------    ------------   ------------   ------------   ------------
LIABILITIES:
  Cash Overdraft                                     56              --             --             --             --
  Written Options Outstanding, at Value              --              --             --             --             --
  Payable to Investment Manager                      --          69,964         85,625         77,055         46,779
  Unrealized Depreciation on Foreign
    Currency Exchange Contracts                      --              --             --             --             --
  Payable upon Return of Securities Lent             --      21,856,565      8,401,795     54,757,820             --
  Payable for:
    Securities Purchased                     12,355,632         233,633      2,885,033      5,774,511      1,367,104
    Fund Shares Redeemed                     10,519,186         440,844        824,651        474,355      2,360,913
    Futures Variation Margin                         --              --             --         12,600             --
    Distribution Fees                            77,600         141,229         97,295        135,981        103,582
    Dividends Declared                               --              --             --             --        354,100
  Accrued Expenses and Other Liabilities        233,448         499,908        141,900        202,097        121,817
                                           ------------    ------------   ------------   ------------   ------------
      Total Liabilities                      23,185,922      23,242,143     12,436,299     61,434,419      4,354,295
                                           ------------    ------------   ------------   ------------   ------------
NET ASSETS                                 $111,699,064    $216,359,383   $145,432,001   $191,764,091   $140,775,698
                                           ============    ============   ============   ============   ============
COMPONENTS OF NET ASSETS
  Capital Stock                            $      9,494    $     18,099   $     13,046   $     15,421   $     18,552
  Additional Paid-In Capital                183,391,207     312,523,922    130,628,654    191,490,828    173,391,135
  Undistributed Net Investment Income
    (Loss)                                     (596,721)     (2,045,462)      (312,605)       776,739             --
  Accumulated Net Realized Gain (Loss)
    on Investments                          (74,616,319)    (92,218,632)     3,165,130     (5,181,578)    (5,843,979)
  Net Unrealized Appreciation (Depreciation)
    on Investments                            3,511,403      (1,918,544)    11,937,776      4,662,681    (26,790,010)
                                           ------------    ------------   ------------   ------------   ------------
NET ASSETS                                 $111,699,064    $216,359,383   $145,432,001   $191,764,091   $140,775,698
                                           ============    ============   ============   ============   ============
(A) Investments at Cost                    $124,099,281    $218,995,197   $134,694,694   $189,988,484   $167,413,970
                                           ============    ============   ============   ============   ============
(B) Foreign Currency at Cost               $         --    $         --   $         --   $         --   $         --
                                           ============    ============   ============   ============   ============

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                             ASAF                                        ASAF
                                           FOUNDERS          ASAF          ASAF        AMERICAN        ASAF
                                        INTERNATIONAL       JANUS         GABELLI       CENTURY      FEDERATED
                                            SMALL         SMALL-CAP      SMALL-CAP     STRATEGIC    HIGH YIELD
                                        CAPITALIZATION      GROWTH         VALUE       BALANCED        BOND
                                             FUND            FUND          FUND          FUND          FUND
                                        --------------   ------------   -----------   -----------   -----------
NET ASSET VALUE:
  Class A: Net Assets                    $32,109,618     $ 53,525,904   $33,407,996   $40,097,015   $25,070,364
                                         -----------     ------------   -----------   -----------   -----------
           Shares Outstanding              2,696,677        4,417,552     2,963,984     3,216,153     3,301,422
                                         -----------     ------------   -----------   -----------   -----------
           Net Asset Value and
             Redemption Price Per
             Share                       $     11.91     $      12.12   $     11.27   $     12.47   $      7.59
                                         ===========     ============   ===========   ===========   ===========
             Divided by (1 - Maximum
               Sales Charge)                  94 1/4%          94 1/4%       94 1/4%       94 1/4%       95 3/4%
                                         -----------     ------------   -----------   -----------   -----------
           Offering Price Per Share*     $     12.64     $      12.86   $     11.96   $     13.23   $      7.93
                                         ===========     ============   ===========   ===========   ===========
  Class B: Net Assets                    $48,307,003     $101,737,533   $59,035,667   $93,656,053   $82,382,299
                                         -----------     ------------   -----------   -----------   -----------
           Shares Outstanding              4,121,364        8,550,229     5,312,033     7,534,436    10,859,953
                                         -----------     ------------   -----------   -----------   -----------
           Net Asset Value, Offering
             and Redemption Price Per
             Share                       $     11.72     $      11.90   $     11.11   $     12.43   $      7.59
                                         ===========     ============   ===========   ===========   ===========
  Class C: Net Assets                    $21,080,451     $ 39,864,670   $30,066,858   $35,527,537   $16,923,609
                                         -----------     ------------   -----------   -----------   -----------
           Shares Outstanding              1,805,479        3,347,656     2,707,827     2,859,100     2,229,037
                                         -----------     ------------   -----------   -----------   -----------
           Net Asset Value and
             Redemption Price Per
             Share                       $     11.68     $      11.91   $     11.10   $     12.43   $      7.59
                                         ===========     ============   ===========   ===========   ===========
             Divided by (1 - Maximum
               Sales Charge)                      99%              99%           99%           99%           99%
                                         -----------     ------------   -----------   -----------   -----------
           Offering Price Per Share      $     11.80     $      12.03   $     11.21   $     12.56   $      7.67
                                         ===========     ============   ===========   ===========   ===========
  Class X: Net Assets                    $10,201,992     $ 21,231,276   $22,921,480   $22,483,486   $16,399,426
                                         -----------     ------------   -----------   -----------   -----------
           Shares Outstanding                871,005        1,783,927     2,062,136     1,809,603     2,162,577
                                         -----------     ------------   -----------   -----------   -----------
           Net Asset Value, Offering
             and Redemption Price Per
             Share                       $     11.71     $      11.90   $     11.12   $     12.42   $      7.58
                                         ===========     ============   ===========   ===========   ===========

* On sales of $50,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

APRIL 30, 2001

(UNAUDITED)
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                                                           ASAF
                                                            ASAF           ASAF            ASAF         NEUBERGER
                                             ASAF         ALLIANCE        JANUS          MARSICO          BERMAN
                                           ALLIANCE      GROWTH AND      OVERSEAS        CAPITAL         MID-CAP
                                            GROWTH         INCOME         GROWTH          GROWTH          GROWTH
                                             FUND           FUND           FUND            FUND            FUND
                                         ------------   ------------   ------------   --------------   ------------
ASSETS:
  Investments in Securities at Value
    (A)                                  $149,924,453   $310,429,053   $394,728,488   $  935,136,615   $295,476,448
  Collateral Received for Securities
    Lent                                   47,813,290     88,015,782             --      168,870,672     94,296,403
  Cash                                             --          4,931        105,747           68,518             --
  Foreign Currency (B)                             --             --             --               --             --
  Receivable for:
    Securities Sold                         1,843,448             --        351,801        2,717,751      2,749,534
    Dividends and Interest                     50,302        149,809        857,105          293,472         56,011
    Futures Variation Margin                       --             --             --               --             --
    Fund Shares Sold                          556,010      1,553,252        144,805        2,347,560      4,080,511
  Unrealized Appreciation on Foreign
    Currency Exchange Contracts                    --             --      5,875,283               --             --
  Receivable from Investment Manager               --             --             --               --             --
  Deferred Organization Costs                      --             --             --               --             --
  Prepaid Expenses                             54,473         47,931         58,460            1,753         60,516
                                         ------------   ------------   ------------   --------------   ------------
      Total Assets                        200,241,976    400,200,758    402,121,689    1,109,436,341    396,719,423
                                         ------------   ------------   ------------   --------------   ------------
LIABILITIES:
  Cash Overdraft                              156,663             --             --               --        516,538
  Written Options Outstanding, at Value            --             --             --               --             --
  Payable to Investment Manager                63,160        157,005        276,388          567,694        128,725
  Unrealized Depreciation on Foreign
    Currency Exchange Contracts                    --             --      2,011,829               --             --
  Payable upon Return of Securities
    Lent                                   47,813,290     88,015,782             --      168,870,672     94,296,403
  Payable for:
    Securities Purchased                    4,658,170      2,622,499      2,853,682       27,319,627      6,439,962
    Fund Shares Redeemed                       54,710        420,530      8,616,172        6,809,251      1,789,503
    Futures Variation Margin                       --             --             --               --             --
    Distribution Fees                          96,659        209,635        266,192          629,894        186,486
    Dividends Declared                             --             --             --               --             --
  Accrued Expenses and Other
    Liabilities                               151,570        193,056        653,392          763,056        200,639
                                         ------------   ------------   ------------   --------------   ------------
      Total Liabilities                    52,994,222     91,618,507     14,677,655      204,960,194    103,558,256
                                         ------------   ------------   ------------   --------------   ------------
NET ASSETS                               $147,247,754   $308,582,251   $387,444,034   $  904,476,147   $293,161,167
                                         ============   ============   ============   ==============   ============
COMPONENTS OF NET ASSETS
  Capital Stock                          $     13,025   $     22,307   $     29,776   $       67,659   $     17,002
  Additional Paid-In Capital              189,234,846    275,431,343    458,252,293      960,237,665    383,162,070
  Undistributed Net Investment Income
    (Loss)                                   (973,883)      (546,010)   (10,067,626)      (4,584,450)    (2,716,458)
  Accumulated Net Realized Gain (Loss)
    on Investments                        (37,146,256)    (1,322,086)   (76,800,026)     (98,175,627)   (76,641,431)
  Net Unrealized Appreciation (Depreciation)
    on Investments                         (3,879,978)    34,996,697     16,029,617       46,930,900    (10,660,016)
                                         ------------   ------------   ------------   --------------   ------------
NET ASSETS                               $147,247,754   $308,582,251   $387,444,034   $  904,476,147   $293,161,167
                                         ============   ============   ============   ==============   ============
(A) Investments at Cost                  $153,804,431   $275,432,356   $382,558,706   $  888,205,715   $306,136,464
                                         ============   ============   ============   ==============   ============
(B) Foreign Currency at Cost             $         --   $         --   $         --   $           --   $         --
                                         ============   ============   ============   ==============   ============

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                                                                     ASAF
                                                        ASAF           ASAF           ASAF        NEUBERGER
                                         ASAF         ALLIANCE        JANUS         MARSICO         BERMAN
                                       ALLIANCE      GROWTH AND      OVERSEAS       CAPITAL        MID-CAP
                                        GROWTH         INCOME         GROWTH         GROWTH         GROWTH
                                         FUND           FUND           FUND           FUND           FUND
                                      -----------   ------------   ------------   ------------   ------------
NET ASSET VALUE:
  Class A: Net Assets                 $37,272,877   $ 65,045,854   $ 96,261,944   $200,491,881   $ 70,663,356
                                      -----------   ------------   ------------   ------------   ------------
           Shares Outstanding           3,255,979      4,669,710      7,345,137     14,841,434      4,057,558
                                      -----------   ------------   ------------   ------------   ------------
           Net Asset Value and
             Redemption Price Per
             Share                    $     11.45   $      13.93   $      13.11   $      13.51   $      17.42
                                      ===========   ============   ============   ============   ============
             Divided by (1 -
               Maximum Sales
               Charge)                     94 1/4%        94 1/4%        94 1/4%        94 1/4%        94 1/4%
                                      -----------   ------------   ------------   ------------   ------------
           Offering Price Per
             Share*                   $     12.15   $      14.78   $      13.91   $      14.33   $      18.48
                                      ===========   ============   ============   ============   ============
  Class B: Net Assets                 $67,916,136   $142,731,832   $163,158,524   $435,638,291   $145,427,860
                                      -----------   ------------   ------------   ------------   ------------
           Shares Outstanding           6,027,312     10,331,630     12,574,683     32,666,550      8,460,689
                                      -----------   ------------   ------------   ------------   ------------
           Net Asset Value,
             Offering and
             Redemption Price Per
             Share                    $     11.27   $      13.82   $      12.98   $      13.34   $      17.19
                                      ===========   ============   ============   ============   ============
  Class C: Net Assets                 $23,259,801   $ 61,988,809   $ 87,829,457   $202,830,295   $ 53,411,762
                                      -----------   ------------   ------------   ------------   ------------
           Shares Outstanding           2,070,122      4,491,219      6,758,164     15,228,499      3,106,821
                                      -----------   ------------   ------------   ------------   ------------
           Net Asset Value and
             Redemption Price Per
             Share                    $     11.24   $      13.80   $      13.00   $      13.32   $      17.19
                                      ===========   ============   ============   ============   ============
             Divided by (1 -
               Maximum Sales
               Charge)                         99%            99%            99%            99%            99%
                                      -----------   ------------   ------------   ------------   ------------
           Offering Price Per
             Share                    $     11.35   $      13.94   $      13.13   $      13.45   $      17.36
                                      ===========   ============   ============   ============   ============
  Class X: Net Assets                 $18,798,940   $ 38,815,756   $ 40,194,109   $ 65,515,680   $ 23,658,189
                                      -----------   ------------   ------------   ------------   ------------
           Shares Outstanding           1,671,316      2,814,605      3,097,657      4,922,026      1,377,101
                                      -----------   ------------   ------------   ------------   ------------
           Net Asset Value,
             Offering and
             Redemption Price Per
             Share                    $     11.25   $      13.79   $      12.98   $      13.31   $      17.18
                                      ===========   ============   ============   ============   ============

* On sales of $50,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

APRIL 30, 2001

(UNAUDITED)
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                               ASAF                           ASAF          ASAF
                                            NEUBERGER         ASAF          SANFORD          MFS           ASAF
                                              BERMAN           AIM         BERNSTEIN       GROWTH        SCUDDER
                                             MID-CAP      INTERNATIONAL     MANAGED         WITH        SMALL-CAP
                                              VALUE          EQUITY        INDEX 500       INCOME         GROWTH
                                               FUND           FUND            FUND          FUND           FUND
                                           ------------   -------------   ------------   -----------   ------------
ASSETS:
  Investments in Securities at Value (A)   $187,015,886   $ 77,817,594    $104,465,962   $45,057,331   $ 62,348,394
  Collateral Received for Securities Lent    48,759,930             --      32,007,627    13,495,771      6,139,200
  Cash                                              456         14,266           6,792        11,519         13,888
  Foreign Currency (B)                               --         98,919              --            --             --
  Receivable for:
    Securities Sold                           5,514,551        718,822         237,040     1,102,249      1,357,728
    Dividends and Interest                      128,993        110,423          81,831        38,949          3,671
    Futures Variation Margin                         --             --              --            --             --
    Fund Shares Sold                          1,407,445        711,861       1,183,354       206,863        378,575
  Unrealized Appreciation on Foreign
    Currency Exchange Contracts                      --             --              --            --             --
  Receivable from Investment Manager                 --             --              --            --             --
  Deferred Organization Costs                        --             --              --            --             --
  Prepaid Expenses                               24,811         43,208          34,767        32,650         24,479
                                           ------------   ------------    ------------   -----------   ------------
      Total Assets                          242,852,072     79,515,093     138,017,373    59,945,332     70,265,935
                                           ------------   ------------    ------------   -----------   ------------
LIABILITIES:
  Cash Overdraft                                     --             --              --            --             --
  Written Options Outstanding, at Value              --             --              --            --             --
  Payable to Investment Manager                 125,670         31,369          31,340        14,498          2,457
  Unrealized Depreciation on Foreign
    Currency Exchange Contracts                      --            474              --            --             --
  Payable upon Return of Securities Lent     48,759,930             --      32,007,627    13,495,771      6,139,200
  Payable for:
    Securities Purchased                      2,790,271        318,390         170,927       775,283        869,318
    Fund Shares Redeemed                        912,493     10,013,210          31,216        22,461        677,958
    Futures Variation Margin                         --             --              --            --             --
    Distribution Fees                           128,720         41,565          69,537        30,719         42,329
    Dividends Declared                               --             --              --            --             --
  Accrued Expenses and Other Liabilities         75,630         11,844           9,502           541         37,530
                                           ------------   ------------    ------------   -----------   ------------
      Total Liabilities                      52,792,714     10,416,852      32,320,149    14,339,273      7,768,792
                                           ------------   ------------    ------------   -----------   ------------
NET ASSETS                                 $190,059,358   $ 69,098,241    $105,697,224   $45,606,059   $ 62,497,143
                                           ============   ============    ============   ===========   ============
COMPONENTS OF NET ASSETS
  Capital Stock                            $     12,686   $      9,695    $     11,426   $     4,727   $     10,886
  Additional Paid-In Capital                167,511,276     84,785,278     114,336,158    48,225,146     87,219,803
  Undistributed Net Investment Income
    (Loss)                                     (543,989)      (238,700)        (78,207)     (126,189)      (482,755)
  Accumulated Net Realized Gain (Loss) on
    Investments                               4,226,555    (12,434,524)     (7,833,716)   (3,868,238)   (23,863,473)
  Net Unrealized Appreciation (Depreciation)
    on Investments                           18,852,830     (3,023,508)       (738,437)    1,370,613       (387,318)
                                           ------------   ------------    ------------   -----------   ------------
NET ASSETS                                 $190,059,358   $ 69,098,241    $105,697,224   $45,606,059   $ 62,497,143
                                           ============   ============    ============   ===========   ============
(A) Investments at Cost                    $168,163,056   $ 80,838,056    $105,204,399   $43,686,639   $ 62,735,712
                                           ============   ============    ============   ===========   ============
(B) Foreign Currency at Cost               $         --   $     99,327    $         --   $        --   $         --
                                           ============   ============    ============   ===========   ============

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                            ASAF                          ASAF          ASAF
                                          NEUBERGER        ASAF          SANFORD         MFS          ASAF
                                           BERMAN           AIM         BERNSTEIN      GROWTH        SCUDDER
                                           MID-CAP     INTERNATIONAL     MANAGED        WITH        SMALL-CAP
                                            VALUE         EQUITY        INDEX 500      INCOME        GROWTH
                                            FUND           FUND           FUND          FUND          FUND
                                         -----------   -------------   -----------   -----------   -----------
NET ASSET VALUE:
  Class A: Net Assets                    $45,125,449    $26,978,503    $23,805,924   $10,988,895   $20,250,540
                                         -----------    -----------    -----------   -----------   -----------
           Shares Outstanding              2,985,948      3,766,788      2,560,113     1,132,679     3,511,211
                                         -----------    -----------    -----------   -----------   -----------
           Net Asset Value and
             Redemption Price Per
             Share                       $     15.11    $      7.16    $      9.30   $      9.70   $      5.77
                                         ===========    ===========    ===========   ===========   ===========
             Divided by (1 - Maximum
               Sales Charge)                  94 1/4%        94 1/4%        94 1/4%       94 1/4%       94 1/4%
                                         -----------    -----------    -----------   -----------   -----------
           Offering Price Per Share*     $     16.03    $      7.60    $      9.87   $     10.29   $      6.12
                                         ===========    ===========    ===========   ===========   ===========
  Class B: Net Assets                    $94,365,909    $20,164,762    $46,877,962   $21,566,657   $26,170,251
                                         -----------    -----------    -----------   -----------   -----------
           Shares Outstanding              6,314,568      2,834,949      5,074,775     2,239,031     4,569,139
                                         -----------    -----------    -----------   -----------   -----------
           Net Asset Value, Offering
             and Redemption Price Per
             Share                       $     14.94    $      7.11    $      9.24   $      9.63   $      5.73
                                         ===========    ===========    ===========   ===========   ===========
  Class C: Net Assets                    $35,677,465    $17,244,441    $28,625,201   $ 8,755,853   $12,148,303
                                         -----------    -----------    -----------   -----------   -----------
           Shares Outstanding              2,386,555      2,431,541      3,099,123       909,146     2,120,103
                                         -----------    -----------    -----------   -----------   -----------
           Net Asset Value and
             Redemption Price Per
             Share                       $     14.95    $      7.09    $      9.24   $      9.63   $      5.73
                                         ===========    ===========    ===========   ===========   ===========
             Divided by (1 - Maximum
               Sales Charge)                      99%            99%            99%           99%           99%
                                         -----------    -----------    -----------   -----------   -----------
           Offering Price Per Share      $     15.10    $      7.16    $      9.33   $      9.73   $      5.79
                                         ===========    ===========    ===========   ===========   ===========
  Class X: Net Assets                    $14,890,535    $ 4,710,535    $ 6,388,137   $ 4,294,654   $ 3,928,049
                                         -----------    -----------    -----------   -----------   -----------
           Shares Outstanding                998,278        662,024        692,538       445,687       685,015
                                         -----------    -----------    -----------   -----------   -----------
           Net Asset Value, Offering
             and Redemption Price Per
             Share                       $     14.92    $      7.12    $      9.22   $      9.64   $      5.73
                                         ===========    ===========    ===========   ===========   ===========

* On sales of $50,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

APRIL 30, 2001

(UNAUDITED)
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                ASAF           ASAF                        ASAF           ASAF
                                                ALGER         GABELLI        ASAF          JANUS        PROFUND
                                               ALL-CAP        ALL-CAP       INVESCO       MID-CAP       MANAGED
                                               GROWTH          VALUE      TECHNOLOGY      GROWTH          OTC
                                                FUND           FUND          FUND          FUND           FUND
                                            -------------   -----------   -----------   -----------   ------------
ASSETS:
  Investments in Securities at Value (A)     $32,529,194    $54,079,943   $35,097,093   $28,041,345   $ 26,436,806
  Collateral Received for Securities Lent     10,393,076      9,758,864    10,640,861     9,195,961      8,889,485
  Cash                                         2,465,807        153,177            --        83,525      1,537,020
  Foreign Currency (B)                                --             --            --            --             --
  Receivable for:
    Securities Sold                              411,558         26,999            --       767,962      1,847,164
    Dividends and Interest                        13,014         36,374         9,905         5,513          7,549
    Futures Variation Margin                          --             --            --            --        528,000
    Fund Shares Sold                             594,474        994,063       264,954       338,178      3,279,013
  Unrealized Appreciation on Foreign
    Currency Exchange Contracts                       --             --            --            --             --
  Receivable from Investment Manager               4,241             --         9,941         8,020             --
  Deferred Organization Costs                         --             --            --            --             --
  Prepaid Expenses                                46,000         44,744        44,744        43,374         55,173
                                             -----------    -----------   -----------   -----------   ------------
      Total Assets                            46,457,364     65,094,164    46,067,498    38,483,878     42,580,210
                                             -----------    -----------   -----------   -----------   ------------
LIABILITIES:
  Cash Overdraft                                      --             --         4,057            --             --
  Written Options Outstanding, at Value               --             --        41,000            --             --
  Payable to Investment Manager                       --         16,253            --            --          1,932
  Unrealized Depreciation on Foreign
    Currency Exchange Contracts                       --             --            --            --             --
  Payable upon Return of Securities Lent      10,393,076      9,758,864    10,640,861     9,195,961      8,889,485
  Payable for:
    Securities Purchased                       3,766,355      1,003,962        63,107     1,365,633             --
    Fund Shares Redeemed                           4,333         74,349       377,823       358,887         28,267
    Futures Variation Margin                          --             --            --            --             --
    Distribution Fees                             20,603         33,206        20,955        20,335         18,778
    Dividends Declared                                --             --            --            --             --
  Accrued Expenses and Other Liabilities          21,316         21,510        17,256        19,516          6,829
                                             -----------    -----------   -----------   -----------   ------------
      Total Liabilities                       14,205,683     10,908,144    11,165,059    10,960,332      8,945,291
                                             -----------    -----------   -----------   -----------   ------------
NET ASSETS                                   $32,251,681    $54,186,020   $34,902,439   $27,523,546   $ 33,634,919
                                             ===========    ===========   ===========   ===========   ============
COMPONENTS OF NET ASSETS
  Capital Stock                              $     4,263    $     5,056   $     6,978   $     4,504   $      8,797
  Additional Paid-In Capital                  36,945,419     52,141,518    54,861,533    38,540,902     59,021,725
  Undistributed Net Investment Income
    (Loss)                                       (66,711)       (22,011)     (217,696)     (145,943)      (256,487)
  Accumulated Net Realized Gain (Loss) on
    Investments                               (3,730,169)       224,140    (9,881,609)   (5,791,113)   (18,259,604)
  Net Unrealized Appreciation
    (Depreciation) on Investments               (901,121)     1,837,317    (9,866,767)   (5,084,804)    (6,879,512)
                                             -----------    -----------   -----------   -----------   ------------
NET ASSETS                                   $32,251,681    $54,186,020   $34,902,439   $27,523,546   $ 33,634,919
                                             ===========    ===========   ===========   ===========   ============
(A) Investments at Cost                      $33,430,315    $52,242,626   $44,939,546   $33,126,150   $ 35,030,936
                                             ===========    ===========   ===========   ===========   ============
(B) Foreign Currency at Cost                 $        --    $        --   $        --   $        --   $         --
                                             ===========    ===========   ===========   ===========   ============

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                             ASAF           ASAF                        ASAF          ASAF
                                             ALGER         GABELLI        ASAF          JANUS        PROFUND
                                            ALL-CAP        ALL-CAP       INVESCO       MID-CAP       MANAGED
                                            GROWTH          VALUE      TECHNOLOGY      GROWTH          OTC
                                             FUND           FUND          FUND          FUND          FUND
                                         -------------   -----------   -----------   -----------   -----------
NET ASSET VALUE:
  Class A: Net Assets                     $ 7,632,380    $14,509,311   $ 9,220,388   $ 8,113,099   $ 7,591,597
                                          -----------    -----------   -----------   -----------   -----------
           Shares Outstanding               1,008,843      1,352,294     1,835,843     1,324,658     1,981,873
                                          -----------    -----------   -----------   -----------   -----------
           Net Asset Value and
             Redemption Price Per Share   $      7.57    $     10.73   $      5.02   $      6.12   $      3.83
                                          ===========    ===========   ===========   ===========   ===========
             Divided by (1 -- Maximum
               Sales Charge)                   94 1/4%        94 1/4%       94 1/4%       94 1/4%       94 1/4%
                                          -----------    -----------   -----------   -----------   -----------
           Offering Price Per Share*      $      8.03    $     11.38   $      5.33   $      6.49   $      4.06
                                          ===========    ===========   ===========   ===========   ===========
  Class B: Net Assets                     $12,304,097    $21,131,617   $14,461,462   $11,645,121   $14,583,101
                                          -----------    -----------   -----------   -----------   -----------
           Shares Outstanding               1,626,818      1,972,432     2,898,710     1,907,556     3,815,791
                                          -----------    -----------   -----------   -----------   -----------
           Net Asset Value, Offering
             and Redemption Price Per
             Share                        $      7.56    $     10.71   $      4.99   $      6.10   $      3.82
                                          ===========    ===========   ===========   ===========   ===========
  Class C: Net Assets                     $10,491,546    $14,722,695   $ 9,048,300   $ 6,196,242   $ 9,654,779
                                          -----------    -----------   -----------   -----------   -----------
           Shares Outstanding               1,385,679      1,374,490     1,808,835     1,014,884     2,528,266
                                          -----------    -----------   -----------   -----------   -----------
           Net Asset Value and
             Redemption Price Per Share   $      7.57    $     10.71   $      5.00   $      6.11   $      3.82
                                          ===========    ===========   ===========   ===========   ===========
             Divided by (1 -- Maximum
               Sales Charge)                       99%            99%           99%           99%           99%
                                          -----------    -----------   -----------   -----------   -----------
           Offering Price Per Share       $      7.65    $     10.82   $      5.05   $      6.17   $      3.86
                                          ===========    ===========   ===========   ===========   ===========
  Class X: Net Assets                     $ 1,823,658    $ 3,822,397   $ 2,172,289   $ 1,569,084   $ 1,805,442
                                          -----------    -----------   -----------   -----------   -----------
           Shares Outstanding                 241,260        357,056       434,763       257,437       471,430
                                          -----------    -----------   -----------   -----------   -----------
           Net Asset Value, Offering
             and Redemption Price Per
             Share                        $      7.56    $     10.71   $      5.00   $      6.10   $      3.83
                                          ===========    ===========   ===========   ===========   ===========

* On sales of $50,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

APRIL 30, 2001

(UNAUDITED)
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                               ASAF           ASAF         ASAF         ASAF
                                                            ALLIANCE/       INVESCO      SANFORD       T. ROWE
                                                            BERNSTEIN        HEALTH     BERNSTEIN       PRICE
                                                          GROWTH + VALUE    SCIENCES    CORE VALUE   TAX MANAGED
                                                               FUND           FUND         FUND         FUND
                                                          --------------   ----------   ----------   -----------
ASSETS:
  Investments in Securities at Value (A)                    $2,038,286     $3,356,042   $2,667,581    $917,263
  Collateral Received for Securities Lent                           --             --           --          --
  Cash                                                          36,364            302        2,549           1
  Foreign Currency (B)                                              --             --           --          --
  Receivable for:
    Securities Sold                                                 --         30,297           --          --
    Dividends and Interest                                       1,206            738        2,829         387
    Futures Variation Margin                                        --             --           --          --
    Fund Shares Sold                                           193,004        229,960      101,798      55,597
  Unrealized Appreciation on Foreign Currency Exchange
    Contracts                                                       --             --           --          --
  Receivable from Investment Manager                            11,362         10,930       11,041      12,253
  Deferred Organization Costs                                       --             --           --          --
  Prepaid Expenses                                                  --             --           --          --
                                                            ----------     ----------   ----------    --------
      Total Assets                                           2,280,222      3,628,269    2,785,798     985,501
                                                            ----------     ----------   ----------    --------
LIABILITIES:
  Cash Overdraft                                                    --             --           --          --
  Written Options Outstanding, at Value                             --             --           --          --
  Payable to Investment Manager                                     --             --           --          --
  Unrealized Depreciation on Foreign Currency Exchange
    Contracts                                                       --             --           --          --
  Payable upon Return of Securities Lent                            --             --           --          --
  Payable for:
    Securities Purchased                                       142,115        640,712       40,892     140,915
    Fund Shares Redeemed                                            --          2,022           --          --
    Futures Variation Margin                                        --             --           --          --
    Distribution Fees                                            1,063          1,351        1,604         347
    Dividends Declared                                              --             --           --          --
  Accrued Expenses and Other Liabilities                        20,649         20,715       20,731      20,170
                                                            ----------     ----------   ----------    --------
      Total Liabilities                                        163,827        664,800       63,227     161,432
                                                            ----------     ----------   ----------    --------
NET ASSETS                                                  $2,116,395     $2,963,469   $2,722,571    $824,069
                                                            ==========     ==========   ==========    ========
COMPONENTS OF NET ASSETS
  Capital Stock                                             $      197     $      267   $      264    $     79
  Additional Paid-In Capital                                 2,002,562      2,763,000    2,626,911     793,144
  Undistributed Net Investment Income (Loss)                    (1,873)           372       (1,097)       (361)
  Accumulated Net Realized Gain (Loss) on Investments              502           (402)          --          72
  Net Unrealized Appreciation (Depreciation)
    on Investments                                             115,007        200,232       96,493      31,135
                                                            ----------     ----------   ----------    --------
NET ASSETS                                                  $2,116,395     $2,963,469   $2,722,571    $824,069
                                                            ==========     ==========   ==========    ========
(A) Investments at Cost                                     $1,923,279     $3,155,811   $2,571,088    $886,128
                                                            ==========     ==========   ==========    ========
(B) Foreign Currency at Cost                                $       --     $       --   $       --    $     --
                                                            ==========     ==========   ==========    ========

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                        ASAF           ASAF         ASAF         ASAF
                                                     ALLIANCE/       INVESCO      SANFORD       T. ROWE
                                                     BERNSTEIN        HEALTH     BERNSTEIN       PRICE
                                                   GROWTH + VALUE    SCIENCES    CORE VALUE   TAX MANAGED
                                                        FUND           FUND         FUND         FUND
                                                   --------------   ----------   ----------   -----------
NET ASSET VALUE:
  Class A: Net Assets                                 $420,419      $  534,086   $  200,809    $240,436
                                                      --------      ----------   ----------    --------
           Shares Outstanding                           39,107          48,082       19,479      22,915
                                                      --------      ----------   ----------    --------
           Net Asset Value and Redemption Price
             Per Share                                $  10.75      $    11.11   $    10.31    $  10.49
                                                      ========      ==========   ==========    ========
             Divided by (1 - Maximum Sales
               Charge)                                  94 1/4%         94 1/4%      94 1/4%     94 1/4%
                                                      --------      ----------   ----------    --------
           Offering Price Per Share*                  $  11.41      $    11.79   $    10.94    $  11.13
                                                      ========      ==========   ==========    ========
  Class B: Net Assets                                 $933,934      $1,506,711   $1,564,604    $336,240
                                                      --------      ----------   ----------    --------
           Shares Outstanding                           86,855         135,842      151,955      32,082
                                                      --------      ----------   ----------    --------
           Net Asset Value, Offering and
             Redemption Price Per Share               $  10.75      $    11.09   $    10.30    $  10.48
                                                      ========      ==========   ==========    ========
  Class C: Net Assets                                 $505,786      $  556,638   $  845,176    $235,537
                                                      --------      ----------   ----------    --------
           Shares Outstanding                           47,029          50,126       82,129      22,473
                                                      --------      ----------   ----------    --------
           Net Asset Value and Redemption Price
             Per Share                                $  10.75      $    11.10   $    10.29    $  10.48
                                                      ========      ==========   ==========    ========
             Divided by (1 - Maximum Sales
               Charge)                                      99%             99%          99%         99%
                                                      --------      ----------   ----------    --------
           Offering Price Per Share                   $  10.86      $    11.21   $    10.39    $  10.59
                                                      ========      ==========   ==========    ========
  Class X: Net Assets                                 $256,256      $  366,034   $  111,982    $ 11,856
                                                      --------      ----------   ----------    --------
           Shares Outstanding                           23,824          32,954       10,883       1,132
                                                      --------      ----------   ----------    --------
           Net Asset Value, Offering and
             Redemption Price Per Share               $  10.76      $    11.11   $    10.29    $  10.47
                                                      ========      ==========   ==========    ========

* On sales of $50,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

APRIL 30, 2001

(UNAUDITED)
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                             ASAF                                            ASAF
                                           AMERICAN           ASAF            ASAF          PIMCO           ASAF
                                            CENTURY          JANUS          INVESCO         TOTAL           JPM
                                         INTERNATIONAL      CAPITAL          EQUITY         RETURN         MONEY
                                            GROWTH           GROWTH          INCOME          BOND          MARKET
                                             FUND             FUND            FUND           FUND           FUND
                                         -------------   --------------   ------------   ------------   ------------
ASSETS:
  Investments in Corresponding
    Portfolios of American Skandia
    Master Trust (A)                     $ 92,548,165    $1,546,048,296   $327,132,780   $298,455,496   $431,109,358
  Receivable for Investments Sold in
    Corresponding Portfolios of
    American Skandia Master Trust          10,091,587         4,197,485        258,578        232,899     17,772,756
  Receivable for Fund Shares Sold           1,241,332         1,099,785      1,620,614      8,967,987     51,370,860
  Receivable from Investment Manager          105,652           305,163          8,629          3,003          1,455
  Deferred Organization Costs                  17,510            17,510         17,510         17,511         17,521
  Prepaid Expenses                             25,587            72,750         52,041         42,320        171,303
                                         ------------    --------------   ------------   ------------   ------------
      Total Assets                        104,029,833     1,551,740,989    329,090,152    307,719,216    500,443,253
                                         ------------    --------------   ------------   ------------   ------------
LIABILITIES:
  Payable for Investments Purchased in
    Corresponding Portfolios of
    American Skandia Master Trust           1,241,332         1,099,785      1,620,614      8,967,987     51,370,860
  Payable for:
    Fund Shares Redeemed                   10,091,587         4,197,485        258,578        232,899     17,772,756
    Distribution Fees                          55,873         1,059,157        232,154        214,831        314,619
    Dividends Declared                             --                --             --        981,967          3,390
  Accrued Expenses and Other
    Liabilities                                62,638         1,161,323        204,859         77,642        208,247
                                         ------------    --------------   ------------   ------------   ------------
      Total Liabilities                    11,451,430         7,517,750      2,316,205     10,475,326     69,669,872
                                         ------------    --------------   ------------   ------------   ------------
NET ASSETS                               $ 92,578,403    $1,544,223,239   $326,773,947   $297,243,890   $430,773,381
                                         ============    ==============   ============   ============   ============
COMPONENTS OF NET ASSETS
    Capital Stock                        $     10,134    $      102,386   $     23,742   $     28,622   $    430,766
    Additional Paid-In Capital            105,694,927     2,036,536,307    312,706,258    296,731,859    430,335,115
    Undistributed Net Investment Income
      (Loss)                                 (560,729)           70,117        964,290        500,202             --
    Accumulated Net Realized Gain
      (Loss) on Investments               (14,267,196)     (442,470,285)    (5,279,596)       345,755          7,500
    Net Unrealized Appreciation
      (Depreciation) on Investments         1,701,267       (50,015,286)    18,359,253       (362,548)            --
                                         ------------    --------------   ------------   ------------   ------------
NET ASSETS                               $ 92,578,403    $1,544,223,239   $326,773,947   $297,243,890   $430,773,381
                                         ============    ==============   ============   ============   ============
(A) Investments at Cost                  $ 90,846,898    $1,596,063,582   $308,773,527   $298,818,044   $431,109,358
                                         ============    ==============   ============   ============   ============

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                             ASAF                                            ASAF
                                           AMERICAN           ASAF            ASAF          PIMCO           ASAF
                                            CENTURY          JANUS          INVESCO         TOTAL           JPM
                                         INTERNATIONAL      CAPITAL          EQUITY         RETURN         MONEY
                                            GROWTH           GROWTH          INCOME          BOND          MARKET
                                             FUND             FUND            FUND           FUND           FUND
                                         -------------   --------------   ------------   ------------   ------------
NET ASSET VALUE:
  Class A: Net Assets                    $ 36,497,911    $  318,956,167   $ 63,452,954   $ 69,784,644   $182,716,030
                                         ------------    --------------   ------------   ------------   ------------
           Shares Outstanding               4,028,712        19,097,554      4,617,626      6,671,123    182,713,350
                                         ------------    --------------   ------------   ------------   ------------
           Net Asset Value and
             Redemption Price Per Share  $       9.06    $        16.70   $      13.74   $      10.46   $       1.00
                                         ============    ==============   ============   ============   ============
             Divided by (1 -- Maximum
               Sales Charge)                   94 1/4%           94 1/4%        94 1/4%        95 3/4%           100%
                                         ------------    --------------   ------------   ------------   ------------
           Offering Price Per Share*     $       9.61    $        17.72   $      14.58   $      10.92   $       1.00
                                         ============    ==============   ============   ============   ============
  Class B: Net Assets                    $ 28,734,457    $  831,659,887   $156,621,126   $155,236,748   $139,109,422
                                         ------------    --------------   ------------   ------------   ------------
           Shares Outstanding               3,127,563        56,511,378     11,372,352     14,985,903    139,107,585
                                         ------------    --------------   ------------   ------------   ------------
           Net Asset Value, Offering
             and Redemption Price Per
             Share                       $       9.19    $        14.72   $      13.77   $      10.36   $       1.00
                                         ============    ==============   ============   ============   ============
  Class C: Net Assets                    $ 19,150,531    $  277,108,640   $ 63,349,326   $ 46,698,078   $ 76,871,825
                                         ------------    --------------   ------------   ------------   ------------
           Shares Outstanding               2,088,903        18,872,645      4,602,027      4,508,970     76,870,352
                                         ------------    --------------   ------------   ------------   ------------
           Net Asset Value and
             Redemption Price Per Share  $       9.17    $        14.68   $      13.77   $      10.36   $       1.00
                                         ============    ==============   ============   ============   ============
             Divided by (1 -- Maximum
               Sales Charge)                       99%               99%            99%            99%            99%
                                         ------------    --------------   ------------   ------------   ------------
           Offering Price Per Share      $       9.26    $        14.83   $      13.91   $      10.46   $       1.01
                                         ============    ==============   ============   ============   ============
  Class X: Net Assets                    $  8,195,504    $  116,498,545   $ 43,350,541   $ 25,524,420   $ 32,076,104
                                         ------------    --------------   ------------   ------------   ------------
           Shares Outstanding                 890,411         7,904,683      3,150,284      2,461,399     32,074,686
                                         ------------    --------------   ------------   ------------   ------------
           Net Asset Value, Offering
             and Redemption Price Per
             Share                       $       9.20    $        14.74   $      13.76   $      10.37   $       1.00
                                         ============    ==============   ============   ============   ============

* The offering price of Class A shares is reduced on sales of $50,000 or more, with the exception of the Money Market Fund.

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED APRIL 30, 2001

(UNAUDITED)
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                  ASAF                                             ASAF
                                                FOUNDERS           ASAF            ASAF          AMERICAN         ASAF
                                             INTERNATIONAL         JANUS          GABELLI        CENTURY        FEDERATED
                                                 SMALL           SMALL-CAP       SMALL-CAP      STRATEGIC      HIGH YIELD
                                             CAPITALIZATION       GROWTH           VALUE         BALANCED         BOND
                                                  FUND             FUND            FUND            FUND           FUND
                                             --------------    -------------    -----------    ------------    -----------
INVESTMENT INCOME:
  Interest                                    $    224,397     $     618,426    $   420,354    $  2,674,119    $ 7,542,251
  Dividends                                        912,012            98,769        639,933         569,817         81,043
  Foreign Taxes Withheld                           (80,702)             (421)           (83)           (204)            --
                                              ------------     -------------    -----------    ------------    -----------
      Total Investment Income                    1,055,707           716,774      1,060,204       3,243,732      7,623,294
                                              ------------     -------------    -----------    ------------    -----------
EXPENSES:
  Advisory Fees                                    673,663         1,137,856        600,426         839,200        439,514
  Shareholder Servicing Fees                       424,279           651,722        242,354         258,032        210,943
  Administration and Accounting Fees                27,005           172,031         45,250          82,556         74,617
  Custodian Fees                                   285,533            33,623         25,454          42,598         11,542
  Distribution Fees -- Class A                      80,421           147,580         67,249          95,658         48,758
  Distribution Fees -- Class B                     282,799           601,513        243,340         455,229        382,693
  Distribution Fees -- Class C                     121,313           246,444        121,199         174,970         69,882
  Distribution Fees -- Class X                      59,180           121,168        101,397         110,758         81,564
  Audit and Legal Fees                               4,470             8,697          4,606           6,999          4,906
  Organization Costs                                 7,374             7,374          7,374           7,374          7,374
  Directors' Fees                                    1,020             2,028          1,014           1,559          1,070
  Registration Fees                                 30,878            48,545         30,880          37,592         33,281
  Miscellaneous Expenses                            31,415            55,291         30,940          47,059         56,756
                                              ------------     -------------    -----------    ------------    -----------
      Total Expenses                             2,029,350         3,233,872      1,521,483       2,159,584      1,422,900
      Less: Reimbursement of Expenses by
             Investment Manager                   (424,609)         (473,597)      (149,090)       (250,855)      (207,986)
           Waiver of Fees by Investment
             Manager                                    --                --             --              --             --
                                              ------------     -------------    -----------    ------------    -----------
      Net Expenses                               1,604,741         2,760,275      1,372,393       1,908,729      1,214,914
                                              ------------     -------------    -----------    ------------    -----------
Net Investment Income (Loss)                      (549,034)       (2,043,501)      (312,189)      1,335,003      6,408,380
                                              ------------     -------------    -----------    ------------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net Realized Gain (Loss) on:
    Securities                                 (36,666,860)      (59,076,719)     3,793,733      (2,034,369)    (3,949,912)
    Futures Contracts                                   --                --       (104,525)       (885,774)            --
    Written Options Contracts                           --                --             --              --             --
    Swap Agreements                                     --                --             --              --             --
    Foreign Currency Transactions               (1,101,600)           (2,112)            --              --             --
                                              ------------     -------------    -----------    ------------    -----------
  Net Realized Gain (Loss)                     (37,768,460)      (59,078,831)     3,689,208      (2,920,143)    (3,949,912)
                                              ------------     -------------    -----------    ------------    -----------
  Net Change in Unrealized Appreciation
    (Depreciation) on:
    Securities                                   3,900,598       (43,992,944)     8,155,986      (7,947,278)    (3,340,799)
    Futures Contracts                                   --                --             --         197,625             --
    Written Options Contracts                           --                --             --              --             --
    Swap Agreements                                     --                --             --              --             --
    Translation of Assets and Liabilities
      Denominated in Foreign Currencies                831                --             --          (5,259)            --
                                              ------------     -------------    -----------    ------------    -----------
  Net Change in Unrealized Appreciation
    (Depreciation)                               3,901,429       (43,992,944)     8,155,986      (7,754,912)    (3,340,799)
                                              ------------     -------------    -----------    ------------    -----------
  Net Gain (Loss) on Investments               (33,867,031)     (103,071,775)    11,845,194     (10,675,055)    (7,290,711)
                                              ------------     -------------    -----------    ------------    -----------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                 $(34,416,065)    $(105,115,276)   $11,533,005    $ (9,340,052)   $  (882,331)
                                              ============     =============    ===========    ============    ===========

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

FOR THE SIX MONTHS ENDED APRIL 30, 2001

(UNAUDITED)
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                                                ASAF
                                                              ASAF            ASAF             ASAF           NEUBERGER
                                               ASAF         ALLIANCE          JANUS           MARSICO          BERMAN
                                             ALLIANCE      GROWTH AND       OVERSEAS          CAPITAL          MID-CAP
                                              GROWTH         INCOME          GROWTH           GROWTH           GROWTH
                                               FUND           FUND            FUND             FUND             FUND
                                           ------------    -----------    -------------    -------------    -------------
INVESTMENT INCOME:
  Interest                                 $    172,427    $  367,505     $   1,510,231    $   2,853,043    $     688,251
  Dividends                                     461,555     1,740,944         1,594,058        3,063,414          147,046
  Foreign Taxes Withheld                             --            --          (112,677)         (21,803)              --
                                           ------------    -----------    -------------    -------------    -------------
      Total Investment Income                   633,982     2,108,449         2,991,612        5,894,654          835,297
                                           ------------    -----------    -------------    -------------    -------------
EXPENSES:
  Advisory Fees                                 659,261     1,295,894         2,462,980        4,769,123        1,434,972
  Shareholder Servicing Fees                    292,813       336,668           874,461        1,410,738          627,451
  Administration and Accounting Fees             45,632        88,111           172,509          215,962           46,159
  Custodian Fees                                 18,105        23,638           122,533           56,003           30,503
  Distribution Fees -- Class A                   77,519       132,814           275,230          492,581          195,916
  Distribution Fees -- Class B                  360,494       599,734           942,866        2,346,239          781,654
  Distribution Fees -- Class C                  114,699       259,090           520,226        1,087,682          291,877
  Distribution Fees -- Class X                  102,281       171,493           225,520          350,040          129,051
  Audit and Legal Fees                            5,289         9,917            15,706           34,431           11,098
  Organization Costs                                 --            --                --               --               --
  Directors' Fees                                 1,202         2,183             3,626            7,827            2,572
  Registration Fees                              34,364        44,747            67,489          134,184           54,420
  Miscellaneous Expenses                         34,175        61,898           103,258          209,408           69,760
                                           ------------    -----------    -------------    -------------    -------------
      Total Expenses                          1,745,834     3,026,187         5,786,404       11,114,218        3,675,433
      Less: Reimbursement of Expenses
             by Investment Manager             (138,575)     (113,531)               --         (637,816)        (124,477)
           Waiver of Fees by Investment
             Manager                                 --      (259,189)         (269,141)              --               --
                                           ------------    -----------    -------------    -------------    -------------
      Net Expenses                            1,607,259     2,653,467         5,517,263       10,476,402        3,550,956
                                           ------------    -----------    -------------    -------------    -------------
Net Investment Income (Loss)                   (973,277)     (545,018)       (2,525,651)      (4,581,748)      (2,715,659)
                                           ------------    -----------    -------------    -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net Realized Gain (Loss) on:
    Securities                              (35,470,446)     (189,871)      (71,830,952)     (45,523,258)     (66,427,138)
    Futures Contracts                                --            --                --               --               --
    Written Options Contracts                        --            --                --               --               --
    Swap Agreements                                  --            --                --               --               --
    Foreign Currency Transactions                    --            --         5,733,318               --               --
                                           ------------    -----------    -------------    -------------    -------------
  Net Realized Gain (Loss)                  (35,470,446)     (189,871)      (66,097,634)     (45,523,258)     (66,427,138)
                                           ------------    -----------    -------------    -------------    -------------
  Net Change in Unrealized Appreciation
    (Depreciation) on:
    Securities                                1,606,243    16,539,405       (44,692,940)    (117,889,619)     (46,224,840)
    Futures Contracts                                --            --                --               --               --
    Written Options Contracts                        --            --                --               --               --
    Swap Agreements                                  --            --                --               --               --
    Translation of Assets and
      Liabilities Denominated in
      Foreign Currencies                             --            --          (138,975)              --               --
                                           ------------    -----------    -------------    -------------    -------------
  Net Change in Unrealized Appreciation
    (Depreciation)                            1,606,243    16,539,405       (44,831,915)    (117,889,619)     (46,224,840)
                                           ------------    -----------    -------------    -------------    -------------
  Net Gain (Loss) on Investments            (33,864,203)   16,349,534      (110,929,549)    (163,412,877)    (112,651,978)
                                           ------------    -----------    -------------    -------------    -------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations              $(34,837,480)   $15,804,516    $(113,455,200)   $(167,994,625)   $(115,367,637)
                                           ============    ===========    =============    =============    =============

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED APRIL 30, 2001

(UNAUDITED)
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                   ASAF                           ASAF           ASAF
                                                NEUBERGER         ASAF           SANFORD          MFS            ASAF
                                                  BERMAN           AIM          BERNSTEIN       GROWTH         SCUDDER
                                                 MID-CAP      INTERNATIONAL      MANAGED         WITH         SMALL-CAP
                                                  VALUE          EQUITY         INDEX 500       INCOME          GROWTH
                                                   FUND           FUND            FUND           FUND            FUND
                                                ----------    -------------    -----------    -----------    ------------
INVESTMENT INCOME:
  Interest                                      $ 378,002      $   195,686     $   114,447    $    89,235    $    139,110
  Dividends                                       751,840          234,398         632,478        210,885           1,762
  Foreign Taxes Withheld                               --          (27,466)            (26)        (2,688)             --
                                                ----------     -----------     -----------    -----------    ------------
      Total Investment Income                   1,129,842          402,618         746,899        297,432         140,872
                                                ----------     -----------     -----------    -----------    ------------
EXPENSES:
  Advisory Fees                                   678,565          288,770         348,017        193,751         275,220
  Shareholder Servicing Fees                      206,055          115,684         104,681         63,506         187,165
  Administration and Accounting Fees               31,592              456           4,045          1,321          46,216
  Custodian Fees                                   16,730           47,883          12,765         21,503          16,751
  Distribution Fees -- Class A                     88,513           41,308          47,233         22,102          42,767
  Distribution Fees -- Class B                    369,481           94,502         192,959         94,467         124,193
  Distribution Fees -- Class C                    147,415           64,390         121,646         36,202          60,489
  Distribution Fees -- Class X                     60,038           21,009          25,859         18,905          19,489
  Audit and Legal Fees                              5,889            2,050           3,372          1,502           2,107
  Organization Costs                                   --               --              --             --              --
  Directors' Fees                                   1,284              446             738            329             476
  Registration Fees                                34,435           31,486          35,801         29,161          27,333
  Miscellaneous Expenses                           38,235           18,289          28,345         11,244          17,685
                                                ----------     -----------     -----------    -----------    ------------
      Total Expenses                            1,678,232          726,273         925,461        493,993         819,891
      Less: Reimbursement of Expenses by
             Investment Manager                    (4,621)         (85,035)       (102,834)       (70,406)       (196,336)
           Waiver of Fees by Investment
             Manager                                   --               --              --             --              --
                                                ----------     -----------     -----------    -----------    ------------
      Net Expenses                              1,673,611          641,238         822,627        423,587         623,555
                                                ----------     -----------     -----------    -----------    ------------
Net Investment Income (Loss)                     (543,769)        (238,620)        (75,728)      (126,155)       (482,683)
                                                ----------     -----------     -----------    -----------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net Realized Gain (Loss) on:
    Securities                                  5,130,975       (8,155,116)     (6,770,753)    (2,623,997)    (17,242,151)
    Futures Contracts                                  --               --              --             --              --
    Written Options Contracts                          --               --              --             --              --
    Swap Agreements                                    --               --              --             --              --
    Foreign Currency Transactions                      --            6,501              --         (2,465)             --
                                                ----------     -----------     -----------    -----------    ------------
  Net Realized Gain (Loss)                      5,130,975       (8,148,615)     (6,770,753)    (2,626,462)    (17,242,151)
                                                ----------     -----------     -----------    -----------    ------------
  Net Change in Unrealized Appreciation
    (Depreciation) on:
    Securities                                  1,421,764         (237,182)     (1,319,986)    (1,087,697)     (1,664,777)
    Futures Contracts                                  --               --              --             --              --
    Written Options Contracts                          --               --              --             --              --
    Swap Agreements                                    --               --              --             --              --
    Translation of Assets and Liabilities
      Denominated in Foreign Currencies                --           (9,617)             --           (563)             --
                                                ----------     -----------     -----------    -----------    ------------
  Net Change in Unrealized Appreciation
    (Depreciation)                              1,421,764         (246,799)     (1,319,986)    (1,088,260)     (1,664,777)
                                                ----------     -----------     -----------    -----------    ------------
  Net Gain (Loss) on Investments                6,552,739       (8,395,414)     (8,090,739)    (3,714,722)    (18,906,928)
                                                ----------     -----------     -----------    -----------    ------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                   $6,008,970     $(8,634,034)    $(8,166,467)   $(3,840,877)   $(19,389,611)
                                                ==========     ===========     ===========    ===========    ============

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

FOR THE SIX MONTHS ENDED APRIL 30, 2001

(UNAUDITED)
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                    ASAF           ASAF                           ASAF            ASAF
                                                    ALGER        GABELLI          ASAF           JANUS          PROFUND
                                                   ALL-CAP       ALL-CAP        INVESCO         MID-CAP         MANAGED
                                                   GROWTH         VALUE        TECHNOLOGY        GROWTH           OTC
                                                    FUND           FUND           FUND            FUND            FUND
                                                 -----------    ----------    ------------    ------------    ------------
INVESTMENT INCOME:
  Interest                                       $   140,651    $  168,519    $    121,568    $    115,898    $     51,025
  Dividends                                           58,515       115,013           9,363           4,675           7,950
  Foreign Taxes Withheld                              (1,062)          (68)             --              --            (129)
                                                 -----------    ----------    ------------    ------------    ------------
      Total Investment Income                        198,104       283,464         130,931         120,573          58,846
                                                 -----------    ----------    ------------    ------------    ------------
EXPENSES:
  Advisory Fees                                      108,596       121,521         152,459         117,186         126,242
  Shareholder Servicing Fees                          58,788        44,277          82,818          59,034          57,890
  Administration and Accounting Fees                  19,009        19,654          21,779          19,432          21,920
  Custodian Fees                                       9,358         9,200          12,434           9,360          11,602
  Distribution Fees -- Class A                        15,057        15,612          17,276          15,180          18,837
  Distribution Fees -- Class B                        41,411        52,222          68,827          54,741          65,163
  Distribution Fees -- Class C                        37,718        35,923          41,731          26,172          41,368
  Distribution Fees -- Class X                         5,070         8,548           7,348           5,914           4,313
  Audit and Legal Fees                                   907         1,180           1,123             885           1,061
  Organization Costs                                      --            --              --              --              --
  Directors' Fees                                        196           236             252             196             242
  Registration Fees                                    9,953        10,380          10,792          10,261          10,925
  Miscellaneous Expenses                               6,550         8,008           7,911           6,541           7,627
                                                 -----------    ----------    ------------    ------------    ------------
      Total Expenses                                 312,613       326,761         424,750         324,902         367,190
      Less: Reimbursement of Expenses by
             Investment Manager                      (59,034)      (41,766)        (76,125)        (58,836)        (51,857)
           Waiver of Fees by Investment
             Manager                                      --            --              --              --              --
                                                 -----------    ----------    ------------    ------------    ------------
      Net Expenses                                   253,579       284,995         348,625         266,066         315,333
                                                 -----------    ----------    ------------    ------------    ------------
Net Investment Income (Loss)                         (55,475)       (1,531)       (217,694)       (145,493)       (256,487)
                                                 -----------    ----------    ------------    ------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net Realized Gain (Loss) on:
    Securities                                    (3,471,079)      235,692      (9,596,026)     (5,752,107)     (7,200,347)
    Futures Contracts                                     --            --              --              --     (10,265,540)
    Written Options Contracts                             --            --         (12,355)             --              --
    Swap Agreements                                       --            --              --              --              --
    Foreign Currency Transactions                         --            --              --              --              --
                                                 -----------    ----------    ------------    ------------    ------------
  Net Realized Gain (Loss)                        (3,471,079)      235,692      (9,608,381)     (5,752,107)    (17,465,887)
                                                 -----------    ----------    ------------    ------------    ------------
  Net Change in Unrealized Appreciation
    (Depreciation) on:
    Securities                                      (711,591)    1,594,510      (9,017,112)     (5,464,033)     (7,686,212)
    Futures Contracts                                     --            --              --              --       2,018,598
    Written Options Contracts                             --            --         (24,313)             --              --
    Swap Agreements                                       --            --              --              --              --
    Translation of Assets and Liabilities
      Denominated in Foreign Currencies                   --            --              --              --              --
                                                 -----------    ----------    ------------    ------------    ------------
  Net Change in Unrealized Appreciation
    (Depreciation)                                  (711,591)    1,594,510      (9,041,425)     (5,464,033)     (5,667,614)
                                                 -----------    ----------    ------------    ------------    ------------
  Net Gain (Loss) on Investments                  (4,182,670)    1,830,202     (18,649,806)    (11,216,140)    (23,133,501)
                                                 -----------    ----------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                    $(4,238,145)   $1,828,671    $(18,867,500)   $(11,361,633)   $(23,389,988)
                                                 ===========    ==========    ============    ============    ============

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED APRIL 30, 2001

(UNAUDITED)
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                            ASAF          ASAF        ASAF        ASAF
                                                         ALLIANCE/      INVESCO     SANFORD      T. ROWE
                                                         BERNSTEIN       HEALTH    BERNSTEIN    PRICE TAX
                                                       GROWTH + VALUE   SCIENCES   CORE VALUE    MANAGED
                                                          FUND(1)       FUND(1)     FUND(1)      FUND(1)
                                                       --------------   --------   ----------   ---------
INVESTMENT INCOME:
  Interest                                                $    701      $  4,457    $    977    $    332
  Dividends                                                    906           351       2,398         316
  Foreign Taxes Withheld                                       (19)           --          --          (6)
                                                          --------      --------    --------    --------
      Total Investment Income                                1,588         4,808       3,375         642
                                                          --------      --------    --------    --------
EXPENSES:
  Advisory Fees                                              1,521         1,913       1,755         435
  Shareholder Servicing Fees                                 9,839         9,839       9,839       9,839
  Administration and Accounting Fees                           152           191         206          46
  Custodian Fees                                             4,675         4,675       4,675       4,675
  Distribution Fees -- Class A                                 114           157          71          50
  Distribution Fees -- Class B                                 737           889       1,291         161
  Distribution Fees -- Class C                                 421           394         569         188
  Distribution Fees -- Class X                                 136           317          64           8
  Audit and Legal Fees                                          23            29          31           7
  Organization Costs                                            --            --          --          --
  Directors' Fees                                                4             5           5           1
  Registration Fees                                         10,354        10,359      10,361      10,341
  Miscellaneous Expenses                                     1,332         1,359       1,369       1,260
                                                          --------      --------    --------    --------
      Total Expenses                                        29,308        30,127      30,236      27,011
      Less: Reimbursement of Expenses by Investment
             Manager                                       (25,847)      (25,691)    (25,764)    (26,008)

           Waiver of Fees by Investment   Manager               --            --          --          --
                                                          --------      --------    --------    --------
      Net Expenses                                           3,461         4,436       4,472       1,003
                                                          --------      --------    --------    --------
Net Investment Income (Loss)                                (1,873)          372      (1,097)       (361)
                                                          --------      --------    --------    --------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Net Realized Gain (Loss) on:
    Securities                                                 502          (402)         --          72
    Futures Contracts                                           --            --          --          --
    Written Options Contracts                                   --            --          --          --
    Swap Agreements                                             --            --          --          --
    Foreign Currency Transactions                               --            --          --          --
                                                          --------      --------    --------    --------
  Net Realized Gain (Loss)                                     502          (402)         --          72
                                                          --------      --------    --------    --------
  Net Change in Unrealized Appreciation
    (Depreciation) on:
    Securities                                             115,007       200,232      96,493      31,135
    Futures Contracts                                           --            --          --          --
    Written Options Contracts                                   --            --          --          --
    Swap Agreements                                             --            --          --          --
    Translation of Assets and Liabilities
      Denominated in Foreign Currencies                         --            --          --          --
                                                          --------      --------    --------    --------
  Net Change in Unrealized Appreciation
    (Depreciation)                                         115,007       200,232      96,493      31,135
                                                          --------      --------    --------    --------
  Net Gain (Loss) on Investments                           115,509       199,830      96,493      31,207
                                                          --------      --------    --------    --------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                             $113,636      $200,202    $ 95,396    $ 30,846
                                                          ========      ========    ========    ========

(1) Commenced operations on March 1, 2001.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

FOR THE SIX MONTHS ENDED APRIL 30, 2001

(UNAUDITED)
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                    ASAF                                          ASAF
                                                  AMERICAN          ASAF            ASAF          PIMCO         ASAF
                                                   CENTURY          JANUS         INVESCO         TOTAL          JPM
                                                INTERNATIONAL      CAPITAL         EQUITY        RETURN         MONEY
                                                   GROWTH          GROWTH          INCOME         BOND         MARKET
                                                    FUND            FUND            FUND          FUND          FUND
                                                -------------   -------------   ------------   -----------   -----------
INVESTMENT INCOME:
  Investment Income from Corresponding
    Portfolios of American Skandia Master
    Trust:
    Interest                                    $    181,647    $  17,100,077   $  3,214,971   $ 7,451,377   $11,801,874
    Dividends                                        356,026        2,172,095      1,732,326            --            --
    Foreign Taxes Withheld                           (64,387)              --             --            --            --
                                                ------------    -------------   ------------   -----------   -----------
      Total Investment Income                        473,286       19,272,172      4,947,297     7,451,377    11,801,874
      Expenses from Corresponding Portfolios
        of American Skandia Master Trust            (489,955)      (9,346,227)    (1,264,727)     (872,790)   (1,129,027)
                                                ------------    -------------   ------------   -----------   -----------
      Net Investment Income (Loss) from
        Corresponding Portfolios of American
        Skandia Master Trust                         (16,669)       9,925,945      3,682,570     6,578,587    10,672,847
                                                ------------    -------------   ------------   -----------   -----------
EXPENSES:
  Shareholder Servicing Fees                         161,652        2,883,418        397,642       208,462       376,491
  Administration and Accounting Fees                  14,598           29,193         23,354        23,354        26,815
  Distribution Fees -- Class A                        54,700          897,010        141,254       124,813       523,720
  Distribution Fees -- Class B                       143,072        4,824,125        726,822       623,194       493,572
  Distribution Fees -- Class C                        81,591        1,630,020        294,700       170,136       328,883
  Distribution Fees -- Class X                        42,263          681,291        209,114       112,456       134,360
  Audit and Legal Fees                                 1,177           25,232          4,614         3,791         6,634
  Organization Costs                                   7,010            7,010          7,010         7,010         7,010
  Directors' Fees                                        635           14,482          2,536         1,994         3,518
  Registration Fees                                   25,149          135,020         47,849        42,699        79,660
  Miscellaneous Expenses                              17,847          377,579         69,466        55,535        99,497
                                                ------------    -------------   ------------   -----------   -----------
      Total Expenses                                 549,694       11,504,380      1,924,361     1,373,444     2,080,160
      Less: Reimbursement of Expenses by
             Investment Manager                     (115,955)      (1,656,344)       (46,821)      (60,214)           --
                                                ------------    -------------   ------------   -----------   -----------
      Net Expenses                                   433,739        9,848,036      1,877,540     1,313,230     2,080,160
                                                ------------    -------------   ------------   -----------   -----------
Net Investment Income (Loss)                        (450,408)          77,909      1,805,030     5,265,357     8,592,687
                                                ------------    -------------   ------------   -----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS FROM CORRESPONDING PORTFOLIOS OF
  AMERICAN SKANDIA MASTER TRUST:
  Net Realized Gain (Loss) on:
    Securities                                   (11,574,899)     (80,469,337)    (4,392,171)    5,173,454         7,501
    Futures Contracts                                     --               --             --       631,664            --
    Written Options Contracts                             --               --             --        65,831            --
    Swap Agreements                                       --               --             --    (2,689,880)           --
    Foreign Currency Transactions                     (5,890)              --             --      (177,692)           --
                                                ------------    -------------   ------------   -----------   -----------
  Net Realized Gain (Loss)                       (11,580,789)     (80,469,337)    (4,392,171)    3,003,377         7,501
                                                ------------    -------------   ------------   -----------   -----------
  Net Change in Unrealized Appreciation
    (Depreciation) on:
    Securities                                      (371,672)    (522,593,939)   (12,140,510)    1,788,513            --
    Futures Contracts                                     --               --             --    (1,563,353)           --
    Written Options Contracts                             --               --             --        (8,810)           --
    Swap Agreements                                       --               --             --       898,032            --
    Translation of Assets and Liabilities
      Denominated in Foreign Currencies               14,126               --             --       265,946            --
                                                ------------    -------------   ------------   -----------   -----------
  Net Change in Unrealized Appreciation
    (Depreciation)                                  (357,546)    (522,593,939)   (12,140,510)    1,380,328            --
                                                ------------    -------------   ------------   -----------   -----------
  Net Gain (Loss) on Investments                 (11,938,335)    (603,063,276)   (16,532,681)    4,383,705         7,501
                                                ------------    -------------   ------------   -----------   -----------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                   $(12,388,743)   $(602,985,367)  $(14,727,651)  $ 9,649,062   $ 8,600,188
                                                ============    =============   ============   ===========   ===========

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            ASAF
                                                          FOUNDERS                          ASAF
                                                        INTERNATIONAL                       JANUS
                                                            SMALL                         SMALL-CAP
                                                       CAPITALIZATION                      GROWTH
                                                            FUND                            FUND
                                                -----------------------------   -----------------------------
                                                  SIX MONTHS                      SIX MONTHS
                                                    ENDED         YEAR ENDED        ENDED         YEAR ENDED
                                                APRIL 30, 2001   OCTOBER 31,    APRIL 30, 2001   OCTOBER 31,
                                                 (UNAUDITED)         2000        (UNAUDITED)         2000
                                                --------------   ------------   --------------   ------------
FROM OPERATIONS:
  Net Investment Income (Loss)                   $   (549,034)   $ (1,391,700)  $  (2,043,501)   $ (5,537,722)
  Net Realized Gain (Loss) on Investments         (37,768,460)    (37,743,732)    (59,078,831)    (32,961,293)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments                   3,901,429      (1,408,320)    (43,992,944)     (4,239,442)
                                                 ------------    ------------   -------------    ------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                     (34,416,065)    (40,543,752)   (105,115,276)    (42,738,457)
                                                 ------------    ------------   -------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From Net Investment Income:
    Class A                                                --              --              --              --
    Class B                                                --              --              --              --
    Class C                                                --              --              --              --
    Class X                                                --              --              --              --
  In Excess of Net Investment Income:
    Class A                                                --              --              --              --
    Class B                                                --              --              --              --
    Class C                                                --              --              --              --
    Class X                                                --              --              --              --
  From Net Realized Gains:
    Class A                                                --        (184,886)             --        (558,439)
    Class B                                                --        (622,027)             --      (1,037,754)
    Class C                                                --        (185,304)             --        (438,953)
    Class X                                                --        (254,173)             --        (197,458)
                                                 ------------    ------------   -------------    ------------
Total Distributions                                        --      (1,246,390)             --      (2,232,604)
                                                 ------------    ------------   -------------    ------------
CAPITAL SHARE TRANSACTIONS
  Net Increase (Decrease) in Net Assets from
    Capital Share Transactions                    (11,793,978)    182,757,660     (39,797,936)    191,031,572
                                                 ------------    ------------   -------------    ------------
  Net Increase (Decrease) in Net Assets           (46,210,043)    140,967,518    (144,913,212)    146,060,511
NET ASSETS:
  Beginning of Period                             157,909,107      16,941,589     361,272,595     215,212,084
                                                 ------------    ------------   -------------    ------------
  End of Period                                  $111,699,064    $157,909,107   $ 216,359,383    $361,272,595
                                                 ============    ============   =============    ============

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                ASAF
              ASAF                            AMERICAN                          ASAF
             GABELLI                           CENTURY                        FEDERATED                         ASAF
            SMALL-CAP                         STRATEGIC                      HIGH YIELD                       ALLIANCE
              VALUE                           BALANCED                          BOND                           GROWTH
              FUND                              FUND                            FUND                            FUND
---------------------------------   -----------------------------   -----------------------------   -----------------------------
      SIX MONTHS                      SIX MONTHS                      SIX MONTHS                      SIX MONTHS
        ENDED         YEAR ENDED        ENDED         YEAR ENDED        ENDED         YEAR ENDED        ENDED         YEAR ENDED
    APRIL 30, 2001   OCTOBER 31,    APRIL 30, 2001   OCTOBER 31,    APRIL 30, 2001   OCTOBER 31,    APRIL 30, 2001   OCTOBER 31,
     (UNAUDITED)         2000        (UNAUDITED)         2000        (UNAUDITED)         2000        (UNAUDITED)         2000
    --------------   ------------   --------------   ------------   --------------   ------------   --------------   ------------
     $   (312,189)   $    (93,265)   $  1,335,003    $  2,129,814    $  6,408,380    $ 11,539,412    $   (973,277)   $ (1,890,749)
        3,689,208       4,368,347      (2,920,143)     (2,339,215)     (3,949,912)     (1,544,844)    (35,470,446)     15,813,899
        8,155,986      10,742,873      (7,754,912)      6,048,573      (3,340,799)    (14,805,481)      1,606,243     (11,157,646)
     ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
       11,533,005      15,017,955      (9,340,052)      5,839,172        (882,331)     (4,810,913)    (34,837,480)      2,765,504
     ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
               --              --        (210,163)       (461,738)     (1,023,079)     (1,798,176)             --              --
               --              --        (265,225)       (825,812)     (3,856,309)     (6,760,668)             --              --
               --              --        (103,105)       (270,596)       (702,390)     (1,220,542)             --              --
               --              --         (65,357)       (220,966)       (826,602)     (1,760,026)             --              --
               --              --              --              --              --              --              --              --
               --              --              --              --              --              --              --              --
               --              --              --              --              --              --              --              --
               --              --              --              --              --              --              --              --
         (943,278)       (281,996)             --        (252,195)             --              --      (3,030,562)       (283,446)
       (1,622,416)       (649,991)             --        (717,314)             --              --      (7,825,219)       (876,318)
         (767,197)       (331,525)             --        (223,762)             --              --      (2,439,979)       (229,303)
         (695,265)       (351,067)             --        (197,887)             --              --      (2,251,428)       (383,935)
     ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
       (4,028,156)     (1,614,579)       (643,850)     (3,170,270)     (6,408,380)    (11,539,412)    (15,547,188)     (1,773,002)
     ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
       34,253,565      28,388,578      10,296,251      58,380,229      28,482,591      18,596,875      32,344,645     105,223,234
     ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
       41,758,414      41,791,954         312,349      61,049,131      21,191,880       2,246,550     (18,040,023)    106,215,736
      103,673,587      61,881,633     191,451,742     130,402,611     119,583,818     117,337,268     165,287,777      59,072,041
     ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
     $145,432,001    $103,673,587    $191,764,091    $191,451,742    $140,775,698    $119,583,818    $147,247,754    $165,287,777
     ============    ============    ============    ============    ============    ============    ============    ============

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            ASAF                            ASAF
                                                          ALLIANCE                          JANUS
                                                           GROWTH                         OVERSEAS
                                                         AND INCOME                        GROWTH
                                                            FUND                            FUND
                                                -----------------------------   -----------------------------
                                                  SIX MONTHS                      SIX MONTHS
                                                    ENDED         YEAR ENDED        ENDED         YEAR ENDED
                                                APRIL 30, 2001   OCTOBER 31,    APRIL 30, 2001   OCTOBER 31,
                                                 (UNAUDITED)         2000        (UNAUDITED)         2000
                                                --------------   ------------   --------------   ------------
FROM OPERATIONS:
  Net Investment Income (Loss)                   $   (545,018)   $   (164,509)  $  (2,525,651)   $ (4,560,044)
  Net Realized Gain (Loss) on Investments            (189,871)     12,906,775     (66,097,634)      7,345,417
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments                  16,539,405       8,118,511     (44,831,915)     14,289,744
                                                 ------------    ------------   -------------    ------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                      15,804,516      20,860,777    (113,455,200)     17,075,117
                                                 ------------    ------------   -------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From Net Investment Income:
    Class A                                                --              --      (4,484,594)             --
    Class B                                                --              --      (6,248,039)             --
    Class C                                                --              --      (3,476,082)             --
    Class X                                                --              --      (1,483,930)             --
  In Excess of Net Investment Income:
    Class A                                                --              --              --              --
    Class B                                                --              --              --              --
    Class C                                                --              --              --              --
    Class X                                                --              --              --              --
  From Net Realized Gains:
    Class A                                        (2,205,569)             --              --              --
    Class B                                        (4,988,514)             --              --              --
    Class C                                        (2,165,936)             --              --              --
    Class X                                        (1,460,865)             --              --              --
                                                 ------------    ------------   -------------    ------------
Total Distributions                               (10,820,884)             --     (15,692,645)             --
                                                 ------------    ------------   -------------    ------------
CAPITAL SHARE TRANSACTIONS
  Net Increase (Decrease) in Net Assets from
    Capital Share Transactions                     62,854,851      78,172,328     (51,507,470)    295,874,538
                                                 ------------    ------------   -------------    ------------
Net Increase (Decrease) in Net Assets              67,838,483      99,033,105    (180,655,315)    312,949,655
NET ASSETS:
    Beginning of Period                           240,743,768     141,710,663     568,099,349     255,149,694
                                                 ------------    ------------   -------------    ------------
    End of Period                                $308,582,251    $240,743,768   $ 387,444,034    $568,099,349
                                                 ============    ============   =============    ============

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                  ASAF                            ASAF
                 ASAF                           NEUBERGER                       NEUBERGER                  ASAF
                MARSICO                          BERMAN                          BERMAN                    AIM
                CAPITAL                          MID-CAP                         MID-CAP              INTERNATIONAL
                GROWTH                           GROWTH                           VALUE                   EQUITY
                 FUND                             FUND                            FUND                     FUND
    -------------------------------   -----------------------------   -----------------------------   --------------
      SIX MONTHS                        SIX MONTHS                      SIX MONTHS                      SIX MONTHS
        ENDED          YEAR ENDED         ENDED         YEAR ENDED        ENDED         YEAR ENDED        ENDED
    APRIL 30, 2001    OCTOBER 31,     APRIL 30, 2001   OCTOBER 31,    APRIL 30, 2001   OCTOBER 31,    APRIL 30, 2001
     (UNAUDITED)          2000         (UNAUDITED)         2000        (UNAUDITED)         2000        (UNAUDITED)
    --------------   --------------   --------------   ------------   --------------   ------------   --------------
        (4,581,748)
    $                $   (9,861,942)  $  (2,715,659)   $ (3,568,759)   $   (543,769)   $   (526,635)   $  (238,620)
       (45,523,258)     (43,554,885)    (66,427,138)     (8,191,192)      5,130,975         453,778     (8,148,615)
      (117,889,619)      76,905,467     (46,224,840)     26,766,504       1,421,764      19,077,969       (246,799)
    --------------   --------------   -------------    ------------    ------------    ------------    -----------
      (167,994,625)      23,488,640    (115,367,637)     15,006,553       6,008,970      19,005,112     (8,634,034)
    --------------   --------------   -------------    ------------    ------------    ------------    -----------
                --               --              --              --              --              --             --
                --               --              --              --              --              --             --
                --               --              --              --              --              --             --
                --               --              --              --              --              --             --
                --               --              --              --              --              --             --
                --               --              --              --              --              --             --
                --               --              --              --              --              --             --
                --               --              --              --              --              --             --
                --               --              --              --        (203,068)       (171,761)            --
                --               --              --              --        (388,821)       (443,021)            --
                --               --              --              --        (164,240)       (163,142)            --
                --               --              --              --         (65,500)        (96,156)            --
    --------------   --------------   -------------    ------------    ------------    ------------    -----------
                --               --              --              --        (821,629)       (874,080)            --
    --------------   --------------   -------------    ------------    ------------    ------------    -----------
       (23,420,246)     508,088,563      (1,194,892)    345,308,564      67,061,130      57,220,139     31,151,403
    --------------   --------------   -------------    ------------    ------------    ------------    -----------
      (191,414,871)     531,577,203    (116,562,529)    360,315,117      72,248,471      75,351,171     22,517,369
     1,095,891,018      564,313,815     409,723,696      49,408,579     117,810,887      42,459,716     46,580,872
    --------------   --------------   -------------    ------------    ------------    ------------    -----------
    $  904,476,147   $1,095,891,018   $ 293,161,167    $409,723,696    $190,059,358    $117,810,887    $69,098,241
    ==============   ==============   =============    ============    ============    ============    ===========


           ASAF
           AIM
      INTERNATIONAL
          EQUITY
           FUND
     ----------------

        YEAR ENDED
     OCTOBER 31, 2000
     ----------------

       $   (12,568)

        (4,401,698)

        (2,776,709)
       -----------

        (7,190,975)
       -----------



                --

                --

                --

                --


                --

                --

                --

                --


                --

                --

                --

                --
       -----------

                --
       -----------



        53,771,847
       -----------

        46,580,872


                --
       -----------

       $46,580,872
       ===========

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                ASAF                           ASAF
                                                              SANFORD                          MFS
                                                             BERNSTEIN                        GROWTH
                                                              MANAGED                          WITH
                                                             INDEX 500                        INCOME
                                                                FUND                           FUND
                                                    ----------------------------   ----------------------------
                                                      SIX MONTHS                     SIX MONTHS
                                                        ENDED        YEAR ENDED        ENDED        YEAR ENDED
                                                    APRIL 30, 2001   OCTOBER 31,   APRIL 30, 2001   OCTOBER 31,
                                                     (UNAUDITED)        2000        (UNAUDITED)        2000
                                                    --------------   -----------   --------------   -----------
FROM OPERATIONS:
  Net Investment Income (Loss)                       $    (75,728)   $   (46,477)   $  (126,155)    $   (99,580)
  Net Realized Gain (Loss) on Investments              (6,770,753)    (1,015,447)    (2,626,462)     (1,242,307)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments                      (1,319,986)       581,549     (1,088,260)      2,458,873
                                                     ------------    -----------    -----------     -----------
  Net Increase (Decrease) in Net Assets Resulting
    from Operations                                    (8,166,467)      (480,375)    (3,840,877)      1,116,986
                                                     ------------    -----------    -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From Net Investment Income:
    Class A                                                (2,327)            --             --              --
    Class B                                                    --             --             --              --
    Class C                                                    --             --             --              --
    Class X                                                    --             --             --              --
  In Excess of Net Investment Income:
    Class A                                                    --             --             --              --
    Class B                                                    --             --             --              --
    Class C                                                    --             --             --              --
    Class X                                                    --             --             --              --
  From Net Realized Gains:
    Class A                                                (9,612)            --             --              --
    Class B                                               (21,436)            --             --              --
    Class C                                               (13,506)            --             --              --
    Class X                                                (2,962)            --             --              --
                                                     ------------    -----------    -----------     -----------
Total Distributions                                       (49,843)            --             --              --
                                                     ------------    -----------    -----------     -----------
CAPITAL SHARE TRANSACTIONS
  Net Increase (Decrease) in Net Assets from
    Capital Share Transactions                         30,254,121     84,139,788     15,821,312      32,508,638
                                                     ------------    -----------    -----------     -----------
  Net Increase (Decrease) in Net Assets                22,037,811     83,659,413     11,980,435      33,625,624
NET ASSETS:
  Beginning of Period                                  83,659,413             --     33,625,624              --
                                                     ------------    -----------    -----------     -----------
  End of Period                                      $105,697,224    $83,659,413    $45,606,059     $33,625,624
                                                     ============    ===========    ===========     ===========

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                ASAF                           ASAF                           ASAF
              SCUDDER                         ALGER                         GABELLI                          ASAF
             SMALL-CAP                       ALL-CAP                        ALL-CAP                        INVESCO
               GROWTH                         GROWTH                         VALUE                        TECHNOLOGY
                FUND                           FUND                           FUND                           FUND
    ----------------------------   ----------------------------   ----------------------------   ----------------------------
      SIX MONTHS                     SIX MONTHS                     SIX MONTHS                     SIX MONTHS
        ENDED        YEAR ENDED        ENDED        YEAR ENDED        ENDED        YEAR ENDED        ENDED        YEAR ENDED
    APRIL 30, 2001   OCTOBER 31,   APRIL 30, 2001   OCTOBER 31,   APRIL 30, 2001   OCTOBER 31,   APRIL 30, 2001   OCTOBER 31,
     (UNAUDITED)       2000(1)      (UNAUDITED)       2000(2)      (UNAUDITED)       2000(2)      (UNAUDITED)       2000(2)
    --------------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
     $   (482,683)   $  (303,175)   $   (55,475)    $    (3,216)   $    (1,531)    $    3,034     $   (217,694)   $    (3,286)
      (17,242,151)    (6,621,322)    (3,471,079)       (259,090)       235,692         (8,107)      (9,608,381)      (273,228)
       (1,664,777)     1,277,459       (711,591)       (189,530)     1,594,510        242,807       (9,041,425)      (825,342)
     ------------    -----------    -----------     -----------    -----------     ----------     ------------    -----------
      (19,389,611)    (5,647,038)    (4,238,145)       (451,836)     1,828,671        237,734      (18,867,500)    (1,101,856)
     ------------    -----------    -----------     -----------    -----------     ----------     ------------    -----------
               --             --        (10,591)             --        (10,835)            --          (10,070)            --
               --             --         (2,354)             --         (9,113)            --               --             --
               --             --         (2,115)             --         (6,052)            --               --             --
               --             --           (283)             --         (1,562)            --               --             --
               --             --             --              --             --             --               --             --
               --             --             --              --             --             --               --             --
               --             --             --              --             --             --               --             --
               --             --             --              --             --             --               --             --
               --             --             --              --           (795)            --               --             --
               --             --             --              --         (1,456)            --               --             --
               --             --             --              --           (951)            --               --             --
               --             --             --              --           (243)            --               --             --
     ------------    -----------    -----------     -----------    -----------     ----------     ------------    -----------
               --             --        (15,343)             --        (31,007)            --          (10,070)            --
     ------------    -----------    -----------     -----------    -----------     ----------     ------------    -----------
       17,667,039     69,866,753     23,360,872      13,596,133     44,629,610      7,521,012       28,671,814     26,210,051
     ------------    -----------    -----------     -----------    -----------     ----------     ------------    -----------
       (1,722,572)    64,219,715     19,107,384      13,144,297     46,427,274      7,758,746        9,794,244     25,108,195
       64,219,715             --     13,144,297              --      7,758,746             --       25,108,195             --
     ------------    -----------    -----------     -----------    -----------     ----------     ------------    -----------
      $62,497,143    $64,219,715    $32,251,681     $13,144,297    $54,186,020     $7,758,746     $ 34,902,439    $25,108,195
     ============    ===========    ===========     ===========    ===========     ==========     ============    ===========

(1) Commenced operations on March 1, 2000.
(2) Commenced operations on September 11, 2000.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               ASAF                           ASAF
                                                              JANUS                         PROFUND
                                                             MID-CAP                        MANAGED
                                                              GROWTH                          OTC
                                                               FUND                           FUND
                                                   ----------------------------   ----------------------------
                                                     SIX MONTHS                     SIX MONTHS
                                                       ENDED        YEAR ENDED        ENDED        YEAR ENDED
                                                   APRIL 30, 2001   OCTOBER 31,   APRIL 30, 2001   OCTOBER 31,
                                                    (UNAUDITED)       2000(2)      (UNAUDITED)       2000(2)
                                                   --------------   -----------   --------------   -----------
FROM OPERATIONS:
  Net Investment Income (Loss)                      $   (145,493)   $     7,549    $   (256,487)   $   (24,145)
  Net Realized Gain (Loss) on Investments             (5,752,107)       (39,006)    (17,465,887)      (793,717)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments                     (5,464,033)       379,229      (5,667,614)    (1,211,898)
                                                    ------------    -----------    ------------    -----------
  Net Increase (Decrease) in Net Assets Resulting
    from Operations                                  (11,361,633)       347,772     (23,389,988)    (2,029,760)
                                                    ------------    -----------    ------------    -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From Net Investment Income:
    Class A                                              (10,337)            --              --             --
    Class B                                               (4,977)            --              --             --
    Class C                                               (2,160)            --              --             --
    Class X                                                 (386)            --              --             --
  In Excess of Net Investment Income:
    Class A                                                   --             --              --             --
    Class B                                                   --             --              --             --
    Class C                                                   --             --              --             --
    Class X                                                   --             --              --             --
  From Net Realized Gains:
    Class A                                                   --             --              --             --
    Class B                                                   --             --              --             --
    Class C                                                   --             --              --             --
    Class X                                                   --             --              --             --
                                                    ------------    -----------    ------------    -----------
Total Distributions                                      (17,860)            --              --             --
                                                    ------------    -----------    ------------    -----------
CAPITAL SHARE TRANSACTIONS
  Net Increase (Decrease) in Net Assets from
    Capital Share Transactions                        21,809,507     16,745,760      30,163,777     28,890,890
                                                    ------------    -----------    ------------    -----------
  Net Increase (Decrease) in Net Assets               10,430,014     17,093,532       6,773,789     26,861,130
NET ASSETS:
  Beginning of Period                                 17,093,532             --      26,861,130             --
                                                    ------------    -----------    ------------    -----------
  End of Period                                     $ 27,523,546    $17,093,532    $ 33,634,919    $26,861,130
                                                    ============    ===========    ============    ===========

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                            ASAF
         ASAF             ASAF             ASAF           T. ROWE
      ALLIANCE/         INVESCO          SANFORD           PRICE
      BERNSTEIN          HEALTH         BERNSTEIN           TAX
    GROWTH + VALUE      SCIENCES        CORE VALUE        MANAGED
         FUND             FUND             FUND             FUND
    --------------   --------------   --------------   --------------
     PERIOD ENDED     PERIOD ENDED     PERIOD ENDED     PERIOD ENDED
    APRIL 30, 2001   APRIL 30, 2001   APRIL 30, 2001   APRIL 30, 2001
    (UNAUDITED)(3)   (UNAUDITED)(3)   (UNAUDITED)(3)   (UNAUDITED)(3)
    --------------   --------------   --------------   --------------
      $   (1,873)      $      372       $   (1,097)       $   (361)
             502             (402)              --              72
         115,007          200,232           96,493          31,135
      ----------       ----------       ----------        --------
         113,636          200,202           95,396          30,846
      ----------       ----------       ----------        --------
              --               --               --              --
              --               --               --              --
              --               --               --              --
              --               --               --              --
              --               --               --              --
              --               --               --              --
              --               --               --              --
              --               --               --              --
              --               --               --              --
              --               --               --              --
              --               --               --              --
              --               --               --              --
      ----------       ----------       ----------        --------
              --               --               --              --
      ----------       ----------       ----------        --------
       2,002,759        2,763,267        2,627,175         793,223
      ----------       ----------       ----------        --------
       2,116,395        2,963,469        2,722,571         824,069
              --               --               --              --
      ----------       ----------       ----------        --------
      $2,116,395       $2,963,469       $2,722,571        $824,069
      ==========       ==========       ==========        ========

(2) Commenced operations on September 11, 2000.
(3) Commenced operations on March 1, 2001.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            ASAF
                                                          AMERICAN                            ASAF
                                                          CENTURY                             JANUS
                                                       INTERNATIONAL                         CAPITAL
                                                           GROWTH                            GROWTH
                                                            FUND                              FUND
                                               ------------------------------   ---------------------------------
                                                  SIX MONTHS                       SIX MONTHS
                                                    ENDED         YEAR ENDED         ENDED           YEAR ENDED
                                                APRIL 30, 2001    OCTOBER 31,    APRIL 30, 2001     OCTOBER 31,
                                                 (UNAUDITED)         2000         (UNAUDITED)           2000
                                               ----------------   -----------   ----------------   --------------
FROM OPERATIONS:
  Net Investment Income (Loss)                   $   (450,408)    $  (741,656)   $       77,909    $  (18,489,126)
  Net Realized Gain (Loss) on Investments         (11,580,789)     (2,282,612)      (80,469,337)     (305,146,496)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments                    (357,546)     (1,230,324)     (522,593,939)      230,298,046
                                                 ------------     -----------    --------------    --------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                     (12,388,743)     (4,254,592)     (602,985,367)      (93,337,576)
                                                 ------------     -----------    --------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From Net Investment Income:
    Class A                                                --              --                --                --
    Class B                                                --              --                --                --
    Class C                                                --              --                --                --
    Class X                                                --              --                --                --
  In Excess of Net Investment Income:
    Class A                                                --              --                --                --
    Class B                                                --              --                --                --
    Class C                                                --              --                --                --
    Class X                                                --              --                --                --
  From Net Realized Gains:
    Class A                                                --              --                --                --
    Class B                                                --              --                --                --
    Class C                                                --              --                --                --
    Class X                                                --              --                --                --
                                                 ------------     -----------    --------------    --------------
  Total Distributions                                      --              --                --                --
                                                 ------------     -----------    --------------    --------------
CAPITAL SHARE TRANSACTIONS:
  Net Increase (Decrease) in Net Assets from
    Capital Share Transactions                     31,111,221      53,124,174      (129,931,234)    1,095,239,756
                                                 ------------     -----------    --------------    --------------
  Net Increase (Decrease) in Net Assets            18,722,478      48,869,582      (732,916,601)    1,001,902,180
NET ASSETS:
    Beginning of Period                            73,855,925      24,986,343     2,277,139,840     1,275,237,660
                                                 ------------     -----------    --------------    --------------
    End of Period                                $ 92,578,403     $73,855,925    $1,544,223,239    $2,277,139,840
                                                 ============     ===========    ==============    ==============

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                   ASAF
                 ASAF                              PIMCO                             ASAF
                INVESCO                            TOTAL                              JPM
                EQUITY                            RETURN                             MONEY
                INCOME                             BOND                             MARKET
                 FUND                              FUND                              FUND
    -------------------------------   -------------------------------   -------------------------------
       SIX MONTHS                        SIX MONTHS                        SIX MONTHS
         ENDED          YEAR ENDED         ENDED          YEAR ENDED         ENDED          YEAR ENDED
     APRIL 30, 2001    OCTOBER 31,     APRIL 30, 2001    OCTOBER 31,     APRIL 30, 2001    OCTOBER 31,
      (UNAUDITED)          2000         (UNAUDITED)          2000         (UNAUDITED)          2000
    ----------------   ------------   ----------------   ------------   ----------------   ------------
      $  1,805,030     $  2,594,618     $  5,265,357     $  8,667,935     $  8,592,687     $ 10,622,747
        (4,392,171)        (887,716)       3,003,377          616,094            7,501            3,205
       (12,140,510)      18,836,972        1,380,328          707,992               --               --
      ------------     ------------     ------------     ------------     ------------     ------------
       (14,727,651)      20,543,874        9,649,062        9,992,021        8,600,188       10,625,952
      ------------     ------------     ------------     ------------     ------------     ------------
          (436,925)        (603,806)      (1,183,637)      (1,534,394)      (4,772,188)      (4,704,846)
          (723,582)      (1,047,289)      (2,809,777)      (4,758,164)      (1,968,041)      (3,518,585)
          (293,359)        (430,032)        (763,052)      (1,318,452)      (1,313,046)      (1,447,339)
          (211,742)        (375,944)        (512,187)      (1,057,038)        (539,412)        (951,977)
                --               --               --               --               --               --
                --               --               --               --               --               --
                --               --               --               --               --               --
                --               --               --               --               --               --
                --         (483,054)              --               --           (1,437)            (574)
                --       (1,212,895)              --               --             (985)            (855)
                --         (509,576)              --               --             (546)            (255)
                --         (495,635)              --               --             (238)            (248)
      ------------     ------------     ------------     ------------     ------------     ------------
        (1,665,608)      (5,158,231)      (5,268,653)      (8,668,048)      (8,595,893)     (10,624,679)
      ------------     ------------     ------------     ------------     ------------     ------------
        51,620,762       96,197,638      106,914,385       31,862,710      195,816,385       55,437,594
      ------------     ------------     ------------     ------------     ------------     ------------
        35,227,503      111,583,281      111,294,794       33,186,683      195,820,680       55,438,867
       291,546,444      179,963,163      185,949,096      152,762,413      234,952,701      179,513,834
      ------------     ------------     ------------     ------------     ------------     ------------
      $326,773,947     $291,546,444     $297,243,890     $185,949,096     $430,773,381     $234,952,701
      ============     ============     ============     ============     ============     ============

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per Share Data (For a Share Outstanding
Throughout Each Period)

                                                                   Increase (Decrease) from
                                                                     Investment Operations
                                                Net Asset  -----------------------------------------
                                                  Value         Net        Net Realized   Total from
                                     Period     Beginning   Investment     & Unrealized   Investment
                                     Ended      of Period  Income (Loss)   Gain (Loss)    Operations
                                    --------    ---------  -------------   ------------   ----------
ASAF FOUNDERS
INTERNATIONAL SMALL
CAPITALIZATION FUND:
---------------------------
---------------------------
 Class A                            04/30/01*    $ 15.96      $(0.03)         $(4.02)       $(4.05)
                                    10/31/00       13.56       (0.16)           3.28          3.12
                                    10/31/99       10.27       (0.14)           3.43          3.29
                                    10/31/98        9.87       (0.02)           0.45          0.43
                                    10/31/97(1)    10.00        0.05           (0.18)        (0.13)
 Class B                            04/30/01*      15.74       (0.07)          (3.95)        (4.02)
                                    10/31/00       13.44       (0.26)           3.28          3.02
                                    10/31/99       10.23       (0.22)           3.43          3.21
                                    10/31/98        9.85       (0.08)           0.46          0.38
                                    10/31/97(1)    10.00        0.04           (0.19)        (0.15)
 Class C                            04/30/01*      15.68       (0.07)          (3.93)        (4.00)
                                    10/31/00       13.43       (0.26)           3.23          2.97
                                    10/31/99       10.22       (0.21)           3.42          3.21
                                    10/31/98        9.86       (0.08)           0.44          0.36
                                    10/31/97(1)    10.00        0.04           (0.18)        (0.14)
 Class X                            04/30/01       15.71       (0.07)          (3.93)        (4.00)
                                    10/31/00       13.43       (0.27)           3.27          3.00
                                    10/31/99       10.21       (0.19)           3.41          3.22
                                    10/31/98        9.84       (0.08)           0.45          0.37
                                    10/31/97(1)    10.00        0.04           (0.20)        (0.16)
ASAF JANUS
SMALL-CAP GROWTH FUND:
---------------------------
---------------------------
 Class A                            04/30/01*    $ 17.30      $(0.08)         $(5.10)       $(5.18)
                                    10/31/00       17.08       (0.18)           0.51          0.33
                                    10/31/99        9.11       (0.10)           8.07          7.97
                                    10/31/98        9.94       (0.07)          (0.76)        (0.83)
                                    10/31/97(1)    10.00       (0.03)          (0.03)        (0.06)
 Class B                            04/30/01*      17.02       (0.11)          (5.01)        (5.12)
                                    10/31/00       16.87       (0.29)           0.55          0.26
                                    10/31/99        9.04       (0.17)           8.00          7.83
                                    10/31/98        9.93       (0.12)          (0.77)        (0.89)
                                    10/31/97(1)    10.00       (0.04)          (0.03)        (0.07)
 Class C                            04/30/01*      17.03       (0.11)          (5.01)        (5.12)
                                    10/31/00       16.90       (0.29)           0.53          0.24
                                    10/31/99        9.06       (0.16)           8.00          7.84
                                    10/31/98        9.94       (0.10)          (0.78)        (0.88)
                                    10/31/97(1)    10.00       (0.04)          (0.02)        (0.06)
 Class X                            04/30/01*      17.03       (0.12)          (5.01)        (5.13)
                                    10/31/00       16.90       (0.29)           0.53          0.24
                                    10/31/99        9.06       (0.15)           7.99          7.84
                                    10/31/98        9.93       (0.11)          (0.76)        (0.87)
                                    10/31/97(1)    10.00       (0.04)          (0.03)        (0.07)
ASAF GABELLI
SMALL-CAP VALUE FUND:
---------------------------
---------------------------
 Class A                            04/30/01*    $ 10.58      $(0.01)         $ 1.08        $ 1.07
                                    10/31/00        8.90        0.03            1.89          1.92
                                    10/31/99        8.85        0.02            0.06          0.08
                                    10/31/98       10.46        0.04           (1.62)        (1.58)
                                    10/31/97(1)    10.00        0.02            0.44          0.46
 Class B                            04/30/01*      10.46       (0.03)           1.06          1.03
                                    10/31/00        8.84       (0.02)           1.88          1.86
                                    10/31/99        8.80       (0.03)           0.07          0.04
                                    10/31/98       10.44       (0.02)          (1.61)        (1.63)
                                    10/31/97(1)    10.00          --            0.44          0.44
 Class C                            04/30/01*      10.45       (0.03)           1.06          1.03
                                    10/31/00        8.84       (0.02)           1.87          1.85
                                    10/31/99        8.80       (0.03)           0.07          0.04
                                    10/31/98       10.45       (0.02)          (1.62)        (1.64)
                                    10/31/97(1)    10.00          --            0.45          0.45
 Class X                            04/30/01       10.47       (0.03)           1.06          1.03
                                    10/31/00        8.84       (0.02)           1.89          1.87
                                    10/31/99        8.80       (0.03)           0.07          0.04
                                    10/31/98       10.44       (0.02)          (1.61)        (1.63)
                                    10/31/97(1)    10.00          --            0.44          0.44


                                               Less Distributions
                                   ------------------------------------------
                                    From Net     In Excess of
                                   Investment   Net Investment   From Capital
                                     Income         Income          Gains
                                   ----------   --------------   ------------
ASAF FOUNDERS
INTERNATIONAL SMALL
CAPITALIZATION FUND:
---------------------------
---------------------------
 Class A                             $   --         $   --          $   --
                                         --             --           (0.72)
                                         --             --              --
                                      (0.03)            --              --
                                         --             --              --
 Class B                                 --             --              --
                                         --             --           (0.72)
                                         --             --              --
                                         --             --              --
                                         --             --              --
 Class C                                 --             --              --
                                         --             --           (0.72)
                                         --             --              --
                                         --             --              --
                                         --             --              --
 Class X                                 --             --              --
                                         --             --           (0.72)
                                         --             --              --
                                         --             --              --
                                         --             --              --
ASAF JANUS
SMALL-CAP GROWTH FUND:
---------------------------
---------------------------
 Class A                             $   --         $   --          $   --
                                         --             --           (0.11)
                                         --             --              --
                                         --             --              --
                                         --             --              --
 Class B                                 --             --              --
                                         --             --           (0.11)
                                         --             --              --
                                         --             --              --
                                         --             --              --
 Class C                                 --             --              --
                                         --             --           (0.11)
                                         --             --              --
                                         --             --              --
                                         --             --              --
 Class X                                 --             --              --
                                         --             --           (0.11)
                                         --             --              --
                                         --             --              --
                                         --             --              --
ASAF GABELLI
SMALL-CAP VALUE FUND:
---------------------------
---------------------------
 Class A                             $   --         $   --          $(0.38)
                                         --             --           (0.24)
                                         --          (0.03)             --
                                         --          (0.03)             --
                                         --             --              --
 Class B                                 --             --           (0.38)
                                         --             --           (0.24)
                                         --             --              --
                                         --          (0.01)             --
                                         --             --              --
 Class C                                 --             --           (0.38)
                                         --             --           (0.24)
                                         --             --              --
                                         --          (0.01)             --
                                         --             --              --
 Class X                                 --             --           (0.38)
                                         --             --           (0.24)
                                         --             --              --
                                         --          (0.01)             --
                                         --             --              --

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                                                              Ratios of Expenses
                                       Supplemental Data                   to Average Net Assets(3)
                              -----------------------------------  ----------------------------------------
                 Net Asset               Net Assets at  Portfolio     Net     After Expense  Before Expense  Ratio of Net Investment
    Total          Value        Total    End of Period  Turnover   Operating  Reimbursement  Reimbursement      Income (Loss) to
Distributions  End of Period  Return(2)   (in 000's)      Rate     Expenses   and Waiver(4)  and Waiver(4)    Average Net Assets(3)
-------------  -------------  ---------  -------------  ---------  ---------  -------------  --------------  -----------------------



   $   --         $11.91       (25.38%)    $ 32,110        282%      2.20%        2.20%            2.89%              (0.49%)

    (0.72)         15.96        22.04%       44,940        516%      2.17%        2.17%            2.79%              (0.87%)

       --          13.56        32.04%        2,374        268%      2.10%        2.10%            4.53%              (1.19%)

    (0.03)         10.27         4.32%          886         49%      2.10%        2.10%            9.20%              (0.28%)

       --           9.87        (1.30%)         106         --       2.10%        2.10%          136.49%               2.03%

       --          11.72       (25.54%)      48,307        282%      2.70%        2.70%            3.38%              (1.02%)

    (0.72)         15.74        21.47%       67,929        516%      2.64%        2.64%            3.20%              (1.38%)

       --          13.44        31.38%        7,722        268%      2.60%        2.60%            5.04%              (1.84%)

       --          10.23         3.90%        1,387         49%      2.60%        2.60%            9.80%              (0.74%)

       --           9.85        (1.50%)         230         --       2.60%        2.60%           90.64%               1.62%

       --          11.68       (25.51%)      21,080        282%      2.70%        2.70%            3.38%              (1.00%)

    (0.72)         15.68        21.10%       31,232        516%      2.65%        2.65%            3.24%              (1.37%)

       --          13.43        31.41%        2,540        268%      2.60%        2.60%            5.05%              (1.74%)

       --          10.22         3.69%          872         49%      2.60%        2.60%            9.72%              (0.79%)

       --           9.86        (1.40%)          79         --       2.60%        2.60%           55.02%               1.72%

       --          11.71       (25.51%)      10,202        282%      2.70%        2.70%            3.38%              (1.02%)

    (0.72)         15.71        21.34%       13,809        516%      2.63%        2.63%            3.15%              (1.42%)

       --          13.43        31.54%        4,305        268%      2.60%        2.60%            5.07%              (1.63%)

       --          10.21         3.80%        2,404         49%      2.60%        2.60%            9.58%              (0.76%)

       --           9.84        (1.60%)         206         --       2.60%        2.60%           54.45%               1.58%




   $   --         $12.12       (29.94%)    $ 53,526         35%      1.80%        1.80%            2.18%              (1.23%)

    (0.11)         17.30         1.69%       85,342         90%      1.73%        1.73%            1.84%              (0.81%)

       --          17.08        87.80%       54,039         74%      1.70%        1.71%            2.20%              (0.73%)

       --           9.11        (8.45%)       1,801         94%      1.70%        1.70%            6.38%              (0.75%)

       --           9.94        (0.60%)         193         --       1.70%        1.70%          105.48%              (1.16%)

       --          11.90       (30.12%)     101,738         35%      2.30%        2.30%            2.67%              (1.73%)

    (0.11)         17.02         1.29%      169,925         90%      2.23%        2.23%            2.34%              (1.31%)

       --          16.87        86.73%       98,524         74%      2.20%        2.21%            2.69%              (1.24%)

       --           9.04        (8.96%)       2,685         94%      2.20%        2.20%            6.86%              (1.26%)

       --           9.93        (0.70%)         353         --       2.20%        2.20%           57.99%              (1.73%)

       --          11.91       (30.11%)      39,865         35%      2.30%        2.30%            2.67%              (1.73%)

    (0.11)         17.03         1.23%       72,934         90%      2.23%        2.23%            2.34%              (1.31%)

       --          16.90        86.64%       38,337         74%      2.20%        2.21%            2.73%              (1.25%)

       --           9.06        (8.85%)       2,090         94%      2.20%        2.20%            6.60%              (1.13%)

       --           9.94        (0.60%)          74         --       2.20%        2.20%           42.48%              (1.73%)

       --          11.90       (30.12%)      21,231         35%      2.30%        2.30%            2.68%              (1.73%)

    (0.11)         17.03         1.17%       33,072         90%      2.23%        2.23%            2.34%              (1.31%)

       --          16.90        86.53%       24,312         74%      2.20%        2.21%            2.82%              (1.21%)

       --           9.06        (8.76%)       4,085         94%      2.20%        2.20%            6.69%              (1.19%)

       --           9.93        (0.70%)         270         --       2.20%        2.20%           47.29%              (1.70%)




   $(0.38)        $11.27        10.30%     $ 33,408         48%      1.90%        1.90%            2.15%              (0.13%)

    (0.24)         10.58        21.99%       23,156         71%      1.81%        1.81%            2.21%               0.26%

    (0.03)          8.90         0.86%       10,881         35%      1.75%        1.75%            2.61%               0.17%

    (0.03)          8.85       (15.13%)       7,155          4%      1.75%        1.75%            3.51%               0.20%

       --          10.46         4.60%          383         --       1.75%        1.75%           54.47%               0.69%

    (0.38)         11.11        10.03%       59,036         48%      2.40%        2.40%            2.65%              (0.63%)

    (0.24)         10.46        21.45%       41,477         71%      2.31%        2.31%            2.71%              (0.22%)

       --           8.84         0.45%       23,890         35%      2.25%        2.25%            3.13%              (0.35%)

    (0.01)          8.80       (15.63%)      13,184          4%      2.25%        2.25%            4.03%              (0.30%)

       --          10.44         4.40%        1,155         --       2.25%        2.25%           30.14%               0.17%

    (0.38)         11.10        10.04%       30,067         48%      2.40%        2.40%            2.65%              (0.63%)

    (0.24)         10.45        21.34%       20,484         71%      2.31%        2.31%            2.71%              (0.22%)

       --           8.84         0.45%       13,164         35%      2.25%        2.25%            3.13%              (0.34%)

    (0.01)          8.80       (15.71%)       8,298          4%      2.25%        2.25%            3.97%              (0.32%)

       --          10.45         4.50%          335         --       2.25%        2.25%           33.60%               0.02%

    (0.38)         11.12        10.02%       22,921         48%      2.40%        2.40%            2.65%              (0.63%)

    (0.24)         10.47        21.57%       18,557         71%      2.31%        2.31%            2.70%              (0.22%)

       --           8.84         0.45%       13,947         35%      2.25%        2.25%            3.12%              (0.31%)

    (0.01)          8.80       (15.63%)      12,368          4%      2.25%        2.25%            4.00%              (0.32%)

       --          10.44         4.40%          640         --       2.25%        2.25%           22.43%               0.19%

(1) Commenced operations on July 28, 1997.
(2) Total return for Class X shares does not reflect the payment of bonus shares.
(3) Annualized for periods less than one year.
(4) Includes commissions received by American Skandia Marketing, Incorporated, under the Funds' Supplemental Distribution Plan as described in Note 3 to the Financial Statements.
 * Unaudited.
Per share data has been calculated based on the average daily number of shares outstanding throughout the period.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per Share Data (For a Share Outstanding
Throughout Each Period)

                                                                   Increase (Decrease) from
                                                                     Investment Operations
                                                Net Asset  -----------------------------------------
                                                  Value         Net        Net Realized   Total from
                                     Period     Beginning   Investment     & Unrealized   Investment
                                     Ended      of Period  Income (Loss)   Gain (Loss)    Operations
                                    --------    ---------  -------------   ------------   ----------
ASAF AMERICAN CENTURY
STRATEGIC BALANCED FUND:
---------------------------
---------------------------
 Class A                            04/30/01*    $ 13.14      $ 0.11          $(0.71)       $(0.60)
                                    10/31/00       12.85        0.23            0.39          0.62
                                    10/31/99       10.89        0.19            1.89          2.08
                                    10/31/98        9.99        0.15            0.84          0.99
                                    10/31/97(1)    10.00        0.04           (0.05)        (0.01)
 Class B                            04/30/01*      13.10        0.08           (0.71)        (0.63)
                                    10/31/00       12.81        0.16            0.39          0.55
                                    10/31/99       10.86        0.12            1.88          2.00
                                    10/31/98        9.96        0.09            0.85          0.94
                                    10/31/97(1)    10.00        0.02           (0.06)        (0.04)
 Class C                            04/30/01*      13.10        0.08           (0.71)        (0.63)
                                    10/31/00       12.80        0.16            0.40          0.56
                                    10/31/99       10.87        0.11            1.87          1.98
                                    10/31/98        9.98        0.09            0.84          0.93
                                    10/31/97(1)    10.00        0.02           (0.04)        (0.02)
 Class X                            04/30/01*      13.09        0.08           (0.71)        (0.63)
                                    10/31/00       12.80        0.16            0.39          0.55
                                    10/31/99       10.85        0.11            1.89          2.00
                                    10/31/98        9.96        0.09            0.84          0.93
                                    10/31/97(1)    10.00        0.02           (0.06)        (0.04)
ASAF FEDERATED
HIGH YIELD BOND FUND:
---------------------------
---------------------------
 Class A                            04/30/01*    $  8.02      $ 0.41          $(0.43)       $(0.02)
                                    10/31/00        9.13        0.85           (1.11)        (0.26)
                                    10/31/99        9.38        0.80           (0.25)         0.55
                                    10/31/98        9.93        0.74           (0.55)         0.19
                                    10/31/97(1)    10.00        0.05           (0.07)        (0.02)
 Class B                            04/30/01*       8.02        0.39           (0.43)        (0.04)
                                    10/31/00        9.13        0.80           (1.11)        (0.31)
                                    10/31/99        9.39        0.75           (0.26)         0.49
                                    10/31/98        9.93        0.69           (0.54)         0.15
                                    10/31/97(1)    10.00        0.04           (0.07)        (0.03)
 Class C                            04/30/01*       8.02        0.39           (0.43)        (0.04)
                                    10/31/00        9.13        0.80           (1.11)        (0.31)
                                    10/31/99        9.38        0.75           (0.25)         0.50
                                    10/31/98        9.93        0.69           (0.55)         0.14
                                    10/31/97(1)    10.00        0.03           (0.07)        (0.04)
 Class X                            04/30/01        8.01        0.39           (0.43)        (0.04)
                                    10/31/00        9.13        0.80           (1.12)        (0.32)
                                    10/31/99        9.39        0.75           (0.26)         0.49
                                    10/31/98        9.93        0.69           (0.54)         0.15
                                    10/31/97(1)    10.00        0.04           (0.07)        (0.03)
ASAF ALLIANCE
GROWTH FUND:
---------------------------
---------------------------
 Class A                            04/30/01*    $ 15.92      $(0.06)         $(2.98)       $(3.04)
                                    10/31/00       13.64       (0.20)           2.85          2.65
                                    10/31/99       10.44       (0.15)           3.35          3.20
                                    10/31/98(5)    10.00       (0.10)           0.54          0.44
 Class B                            04/30/01*      15.74       (0.09)          (2.95)        (3.04)
                                    10/31/00       13.55       (0.28)           2.84          2.56
                                    10/31/99       10.43       (0.21)           3.33          3.12
                                    10/31/98(5)    10.00       (0.14)           0.57          0.43
 Class C                            04/30/01*      15.69       (0.09)          (2.93)        (3.02)
                                    10/31/00       13.51       (0.28)           2.83          2.55
                                    10/31/99       10.40       (0.21)           3.32          3.11
                                    10/31/98(5)    10.00       (0.14)           0.54          0.40
 Class X                            04/30/01*      15.70       (0.09)          (2.93)        (3.02)
                                    10/31/00       13.51       (0.28)           2.84          2.56
                                    10/31/99       10.41       (0.21)           3.31          3.10
                                    10/31/98(5)    10.00       (0.14)           0.55          0.41


                                               Less Distributions
                                   ------------------------------------------
                                    From Net     In Excess of
                                   Investment   Net Investment   From Capital
                                     Income         Income          Gains
                                   ----------   --------------   ------------
ASAF AMERICAN CENTURY
STRATEGIC BALANCED FUND:
---------------------------
---------------------------
 Class A                             $(0.07)        $   --          $   --
                                      (0.20)            --           (0.13)
                                      (0.12)            --              --
                                      (0.09)            --              --
                                         --             --              --
 Class B                              (0.04)            --              --
                                      (0.13)            --           (0.13)
                                      (0.05)            --              --
                                      (0.04)            --              --
                                         --             --              --
 Class C                              (0.04)            --              --
                                      (0.13)            --           (0.13)
                                      (0.05)            --              --
                                      (0.04)            --              --
                                         --             --              --
 Class X                              (0.04)            --              --
                                      (0.13)            --           (0.13)
                                      (0.05)            --              --
                                      (0.04)            --              --
                                         --             --              --
ASAF FEDERATED
HIGH YIELD BOND FUND:
---------------------------
---------------------------
 Class A                             $(0.41)        $   --          $   --
                                      (0.85)            --              --
                                      (0.80)            --              --
                                      (0.74)            --              --
                                      (0.05)            --              --
 Class B                              (0.39)            --              --
                                      (0.80)            --              --
                                      (0.75)            --              --
                                      (0.69)            --              --
                                      (0.04)            --              --
 Class C                              (0.39)            --              --
                                      (0.80)            --              --
                                      (0.75)            --              --
                                      (0.69)            --              --
                                      (0.03)            --              --
 Class X                              (0.39)            --              --
                                      (0.80)            --              --
                                      (0.75)            --              --
                                      (0.69)            --              --
                                      (0.04)            --              --
ASAF ALLIANCE
GROWTH FUND:
---------------------------
---------------------------
 Class A                             $   --         $   --          $(1.43)
                                         --             --           (0.37)
                                         --             --              --
                                         --             --              --
 Class B                                 --             --           (1.43)
                                         --             --           (0.37)
                                         --             --              --
                                         --             --              --
 Class C                                 --             --           (1.43)
                                         --             --           (0.37)
                                         --             --              --
                                         --             --              --
 Class X                                 --             --           (1.43)
                                         --             --           (0.37)
                                         --             --              --
                                         --             --              --

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                                                              Ratios of Expenses
                                       Supplemental Data                   to Average Net Assets(3)
                              -----------------------------------  ----------------------------------------
                 Net Asset               Net Assets at  Portfolio     Net     After Expense  Before Expense  Ratio of Net Investment
    Total          Value        Total    End of Period  Turnover   Operating  Reimbursement  Reimbursement      Income (Loss) to
Distributions  End of Period  Return(2)   (in 000's)      Rate     Expenses   and Waiver(4)  and Waiver(4)    Average Net Assets(3)
-------------  -------------  ---------  -------------  ---------  ---------  -------------  --------------  -----------------------



   $(0.07)        $12.47        (4.58%)     $40,097         60%      1.65%        1.65%           1.92%                      1.83%

    (0.33)         13.14         4.87%       38,001        119%      1.64%        1.64%           1.91%                      1.71%

    (0.12)         12.85        19.10%       24,443        104%      1.60%        1.60%           2.15%                      1.44%

    (0.09)         10.89         9.93%        3,359         93%      1.60%        1.60%           4.32%                      1.30%

       --           9.99        (0.10%)         257          2%      1.60%        1.60%          37.87%                      1.56%

    (0.04)         12.43        (4.84%)      93,656         60%      2.15%        2.15%           2.42%                      1.33%

    (0.26)         13.10         4.27%       93,323        119%      2.14%        2.14%           2.42%                      1.21%

    (0.05)         12.81        18.46%       65,933        104%      2.10%        2.10%           2.67%                      0.94%

    (0.04)         10.86         9.45%        8,272         93%      2.10%        2.10%           4.65%                      0.80%

       --           9.96        (0.40%)         381          2%      2.10%        2.10%          29.90%                      0.79%

    (0.04)         12.43        (4.84%)      35,528         60%      2.15%        2.15%           2.42%                      1.33%

    (0.26)         13.10         4.35%       36,859        119%      2.14%        2.14%           2.42%                      1.21%

    (0.05)         12.80        18.26%       20,769        104%      2.10%        2.10%           2.67%                      0.92%

    (0.04)         10.87         9.33%        3,202         93%      2.10%        2.10%           4.77%                      0.79%

       --           9.98        (0.20%)         215          2%      2.10%        2.10%          38.96%                      0.78%

    (0.04)         12.42        (4.84%)      22,483         60%      2.15%        2.15%           2.42%                      1.33%

    (0.26)         13.09         4.27%       23,269        119%      2.14%        2.14%           2.42%                      1.20%

    (0.05)         12.80        18.48%       19,258        104%      2.10%        2.10%           2.67%                      0.88%

    (0.04)         10.85         9.34%        7,164         93%      2.10%        2.10%           4.66%                      0.79%

       --           9.96        (0.40%)         398          2%      2.10%        2.10%          26.66%                      1.07%



   $(0.41)        $ 7.59        (0.22%)     $25,070         13%      1.50%        1.50%           1.83%                     10.46%

    (0.85)          8.02        (3.20%)      16,581         20%      1.50%        1.50%           1.78%                      9.68%

    (0.80)          9.13         5.70%       16,079         18%      1.50%        1.50%           1.81%                      8.26%

    (0.74)          9.38         1.67%        6,979         22%      1.50%        1.50%           2.90%                      7.42%

    (0.05)          9.93        (0.23%)       2,154         11%      1.50%        1.50%          30.49%                      4.76%

    (0.39)          7.59        (0.47%)      82,382         13%      2.00%        2.00%           2.33%                     10.08%

    (0.80)          8.02        (3.68%)      73,413         20%      2.00%        2.00%           2.27%                      9.14%

    (0.75)          9.13         5.05%       68,160         18%      2.00%        2.00%           2.31%                      7.73%

    (0.69)          9.39         1.25%       20,495         22%      2.00%        2.00%           3.32%                      6.90%

    (0.04)          9.93        (0.30%)         920         11%      2.00%        2.00%          30.22%                      3.15%

    (0.39)          7.59        (0.46%)      16,924         13%      2.00%        2.00%           2.32%                     10.03%

    (0.80)          8.02        (3.68%)      12,637         20%      2.00%        2.00%           2.27%                      9.14%

    (0.75)          9.13         5.05%       13,205         18%      2.00%        2.00%           2.32%                      7.74%

    (0.69)          9.38         1.26%        5,732         22%      2.00%        2.00%           3.41%                      6.96%

    (0.03)          9.93        (0.36%)         206         11%      2.00%        2.00%          29.26%                      3.55%

    (0.39)          7.58        (0.47%)      16,399         13%      2.00%        2.00%           2.33%                     10.13%

    (0.80)          8.01        (3.80%)      16,953         20%      2.00%        2.00%           2.28%                      9.16%

    (0.75)          9.13         5.06%       19,893         18%      2.00%        2.00%           2.32%                      7.76%

    (0.69)          9.39         1.26%       12,402         22%      2.00%        2.00%           3.33%                      6.96%

    (0.04)          9.93        (0.25%)         556         11%      2.00%        2.00%          30.95%                      3.65%



   $(1.43)        $11.45       (19.85%)     $37,273         57%      1.80%        1.80%           2.00%                     (0.95%)

    (0.37)         15.92        19.38%       33,339        122%      1.78%        1.85%           1.98%                     (1.18%)

       --          13.64        30.65%        9,271        320%      1.80%        1.80%           2.41%                     (1.15%)

       --          10.44         4.40%        2,690        207%      1.80%        1.80%           4.29%                     (1.12%)

    (1.43)         11.27       (20.05%)      67,916         57%      2.30%        2.30%           2.49%                     (1.43%)

    (0.37)         15.74        18.84%       82,198        122%      2.28%        2.34%           2.47%                     (1.67%)

       --          13.55        29.91%       29,219        320%      2.30%        2.30%           2.91%                     (1.66%)

       --          10.43         4.30%        7,468        207%      2.30%        2.30%           4.77%                     (1.62%)

    (1.43)         11.24       (19.98%)      23,260         57%      2.30%        2.30%           2.49%                     (1.43%)

    (0.37)         15.69        18.82%       25,565        122%      2.28%        2.34%           2.47%                     (1.67%)

       --          13.51        29.90%        7,371        320%      2.30%        2.30%           2.92%                     (1.68%)

       --          10.40         4.00%        2,634        207%      2.30%        2.30%           4.67%                     (1.62%)

    (1.43)         11.25       (19.97%)      18,799         57%      2.30%        2.30%           2.48%                     (1.43%)

    (0.37)         15.70        18.89%       24,186        122%      2.28%        2.34%           2.45%                     (1.65%)

       --          13.51        29.78%       13,212        320%      2.30%        2.30%           2.93%                     (1.68%)

       --          10.41         4.10%        6,879        207%      2.30%        2.30%           4.77%                     (1.62%)

(1) Commenced operations on July 28, 1997.
(2) Total return for Class X shares does not reflect the payment of bonus shares.
(3) Annualized for periods less than one year.
(4) Includes commissions received by American Skandia Marketing, Incorporated, under the Funds' Supplemental Distribution Plan as described in Note 3 to the Financial Statements.
(5) Commenced operations on December 31, 1997.
 * Unaudited.
Per share data has been calculated based on the average daily number of shares outstanding throughout the period.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per Share Data (For a Share Outstanding
Throughout Each Period)

                                                                   Increase (Decrease) from
                                                                     Investment Operations
                                                Net Asset  -----------------------------------------
                                                  Value         Net        Net Realized   Total from
                                     Period     Beginning   Investment     & Unrealized   Investment
                                     Ended      of Period  Income (Loss)   Gain (Loss)    Operations
                                    --------    ---------  -------------   ------------   ----------
ASAF ALLIANCE

GROWTH AND INCOME FUND:
---------------------------
---------------------------

 Class A                            04/30/01*    $ 13.76      $   --          $ 0.76        $ 0.76
                                    10/31/00       12.33        0.04            1.39          1.43
                                    10/31/99       10.52        0.06            1.80          1.86
                                    10/31/98(5)    10.00        0.05            0.50          0.55
 Class B                            04/30/01*      13.69       (0.03)           0.75          0.72
                                    10/31/00       12.32       (0.02)           1.39          1.37
                                    10/31/99       10.53       (0.01)           1.81          1.80
                                    10/31/98(5)    10.00        0.01            0.52          0.53
 Class C                            04/30/01*      13.67       (0.03)           0.75          0.72
                                    10/31/00       12.31       (0.03)           1.39          1.36
                                    10/31/99       10.51       (0.01)           1.82          1.81
                                    10/31/98(5)    10.00        0.01            0.50          0.51
 Class X                            04/30/01*      13.66       (0.03)           0.75          0.72
                                    10/31/00       12.30       (0.02)           1.38          1.36
                                    10/31/99       10.52       (0.01)           1.80          1.79
                                    10/31/98(5)    10.00        0.01            0.51          0.52
ASAF JANUS
OVERSEAS GROWTH FUND:
---------------------------
---------------------------
 Class A                            04/30/01*    $ 17.27      $ 0.51          $(4.10)       $(3.59)
                                    10/31/00       14.06       (0.08)           3.29          3.21
                                    10/31/99       10.55       (0.09)           3.60          3.51
                                    10/31/98(5)    10.00        0.01            0.54          0.55
 Class B                            04/30/01*      17.03        0.38           (3.96)        (3.58)
                                    10/31/00       13.94       (0.17)           3.26          3.09
                                    10/31/99       10.51       (0.15)           3.58          3.43
                                    10/31/98(5)    10.00       (0.04)           0.55          0.51
 Class C                            04/30/01*      17.06        0.38           (3.97)        (3.59)
                                    10/31/00       13.96       (0.17)           3.27          3.10
                                    10/31/99       10.52       (0.15)           3.59          3.44
                                    10/31/98(5)    10.00       (0.04)           0.56          0.52
 Class X                            04/30/01*      17.03        0.38           (3.96)        (3.58)
                                    10/31/00       13.93       (0.18)           3.28          3.10
                                    10/31/99       10.50       (0.14)           3.57          3.43
                                    10/31/98(5)    10.00       (0.04)           0.54          0.50

ASAF MARSICO
CAPITAL GROWTH FUND:
---------------------------
---------------------------
 Class A                            04/30/01*    $ 15.96      $(0.04)         $(2.41)       $(2.45)
                                    10/31/00       14.58       (0.10)           1.48          1.38
                                    10/31/99       10.13       (0.09)           4.55          4.46
                                    10/31/98(6)    10.00        0.01            0.12          0.13
 Class B                            04/30/01*      15.80       (0.07)          (2.39)        (2.46)
                                    10/31/00       14.51       (0.19)           1.48          1.29
                                    10/31/99       10.12       (0.16)           4.55          4.39
                                    10/31/98(6)    10.00          --            0.12          0.12
 Class C                            04/30/01*      15.78       (0.07)          (2.39)        (2.46)
                                    10/31/00       14.49       (0.18)           1.47          1.29
                                    10/31/99       10.11       (0.16)           4.54          4.38
                                    10/31/98(6)    10.00          --            0.11          0.11
 Class X                            04/30/01*      15.77       (0.07)          (2.39)        (2.46)
                                    10/31/00       14.48       (0.19)           1.48          1.29
                                    10/31/99       10.11       (0.15)           4.52          4.37
                                    10/31/98(6)    10.00          --            0.11          0.11


                                               Less Distributions
                                   ------------------------------------------
                                    From Net     In Excess of
                                   Investment   Net Investment   From Capital
                                     Income         Income          Gains
                                   ----------   --------------   ------------
ASAF ALLIANCE
GROWTH AND INCOME FUND:
---------------------------
---------------------------
 Class A                             $   --         $   --          $(0.59)
                                         --             --              --
                                      (0.01)         (0.04)             --
                                      (0.03)            --              --
 Class B                                 --             --           (0.59)
                                         --             --              --
                                         --          (0.01)             --
                                         --             --              --
 Class C                                 --             --           (0.59)
                                         --             --              --
                                         --          (0.01)             --
                                         --             --              --
 Class X                                 --             --           (0.59)
                                         --             --              --
                                         --          (0.01)             --
                                         --             --              --
ASAF JANUS
OVERSEAS GROWTH FUND:
---------------------------
---------------------------
 Class A                             $(0.57)        $   --          $   --
                                         --             --              --
                                         --             --              --
                                         --             --              --
 Class B                              (0.47)            --              --
                                         --             --              --
                                         --             --              --
                                         --             --              --
 Class C                              (0.47)            --              --
                                         --             --              --
                                         --             --              --
                                         --             --              --
 Class X                              (0.47)            --              --
                                         --             --              --
                                         --             --              --
                                         --             --              --
ASAF MARSICO
CAPITAL GROWTH FUND:
---------------------------
---------------------------
 Class A                             $   --         $   --          $   --
                                         --             --              --
                                         --          (0.01)             --
                                         --             --              --
 Class B                                 --             --              --
                                         --             --              --
                                         --             --              --
                                         --             --              --
 Class C                                 --             --              --
                                         --             --              --
                                         --             --              --
                                         --             --              --
 Class X                                 --             --              --
                                         --             --              --
                                         --             --              --
                                         --             --              --

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                                                              Ratios of Expenses
                                       Supplemental Data                   to Average Net Assets(3)
                              -----------------------------------  ----------------------------------------
                 Net Asset               Net Assets at  Portfolio     Net     After Expense  Before Expense  Ratio of Net Investment
    Total          Value        Total    End of Period  Turnover   Operating  Reimbursement  Reimbursement      Income (Loss) to
Distributions  End of Period  Return(2)   (in 000's)      Rate     Expenses   and Waiver(4)  and Waiver(4)    Average Net Assets(3)
-------------  -------------  ---------  -------------  ---------  ---------  -------------  --------------  -----------------------





   $(0.59)        $13.93         5.74%     $ 65,046         50%      1.65%        1.65%           1.94%               (0.03%)

       --          13.76        11.60%       49,218        135%      1.62%        1.73%           2.09%                0.31%

    (0.05)         12.33        17.72%       28,123         47%      1.60%        1.63%           2.21%                0.39%

    (0.03)         10.52         5.48%        5,572         42%      1.60%        1.60%           3.57%                0.62%

    (0.59)         13.82         5.47%      142,732         50%      2.15%        2.15%           2.44%               (0.52%)

       --          13.69        11.12%      110,793        135%      2.12%        2.23%           2.59%               (0.19%)

    (0.01)         12.32        17.05%       66,009         47%      2.10%        2.13%           2.71%               (0.13%)

       --          10.53         5.32%       10,710         42%      2.10%        2.10%           4.06%                0.14%

    (0.59)         13.80         5.48%       61,989         50%      2.15%        2.15%           2.44%               (0.52%)

       --          13.67        11.05%       47,592        135%      2.12%        2.23%           2.59%               (0.20%)

    (0.01)         12.31        17.18%       23,210         47%      2.10%        2.13%           2.72%               (0.12%)

       --          10.51         5.12%        5,019         42%      2.10%        2.10%           4.01%                0.15%

    (0.59)         13.79         5.48%       38,816         50%      2.15%        2.15%           2.44%               (0.52%)

       --          13.66        11.06%       33,141        135%      2.12%        2.23%           2.60%               (0.18%)

    (0.01)         12.30        16.97%       24,369         47%      2.10%        2.13%           2.72%               (0.08%)

       --          10.52         5.22%       11,350         42%      2.10%        2.10%           3.98%                0.17%




   $(0.57)        $13.11       (21.15%)    $ 96,262         39%      2.09%        2.09%           2.21%               (0.75%)

       --          17.27        22.92%      146,865         72%      1.91%        1.93%           2.03%               (0.39%)

       --          14.06        33.18%       61,082         71%      2.10%        2.12%           2.47%               (0.70%)

       --          10.55         5.50%        8,812        101%      2.10%        2.10%           4.12%                0.06%

    (0.47)         12.98       (21.33%)     163,159         39%      2.59%        2.59%           2.71%               (1.25%)

       --          17.03        22.25%      234,154         72%      2.41%        2.43%           2.53%               (0.87%)

       --          13.94        32.54%      105,965         71%      2.60%        2.62%           2.97%               (1.22%)

       --          10.51         5.10%       15,339        101%      2.60%        2.60%           4.58%               (0.44%)

    (0.47)         13.00       (21.34%)      87,829         39%      2.59%        2.59%           2.71%               (1.26%)

       --          17.06        22.29%      132,594         72%      2.41%        2.43%           2.53%               (0.86%)

       --          13.96        32.60%       54,101         71%      2.60%        2.62%           2.97%               (1.21%)

       --          10.52         5.20%        9,580        101%      2.60%        2.60%           4.58%               (0.45%)

    (0.47)         12.98       (21.33%)      40,194         39%      2.59%        2.59%           2.71%               (1.25%)

       --          17.03        22.34%       54,487         72%      2.41%        2.42%           2.53%               (0.90%)

       --          13.93        32.57%       34,002         71%      2.60%        2.62%           2.98%               (1.19%)

       --          10.50         5.00%       11,226        101%      2.60%        2.60%           4.60%               (0.41%)





   $   --         $13.51       (15.30%)    $200,492         56%      1.80%        1.80%           1.94%               (0.56%)

       --          15.96         9.47%      232,611        108%      1.78%        1.78%           1.87%               (0.61%)

    (0.01)         14.58        44.18%      103,196        105%      1.75%        1.76%           2.03%               (0.69%)

       --          10.13         1.20%        7,037         67%      1.75%        1.75%           2.84%                0.72%

       --          13.34       (15.57%)     435,638         56%      2.30%        2.30%           2.43%               (1.06%)

       --          15.80         8.89%      534,179        108%      2.27%        2.28%           2.36%               (1.11%)

       --          14.51        43.52%      285,342        105%      2.25%        2.26%           2.53%               (1.20%)

       --          10.12         1.10%       17,994         67%      2.25%        2.25%           3.29%                0.25%

       --          13.32       (15.54%)     202,830         56%      2.30%        2.30%           2.43%               (1.06%)

       --          15.78         8.90%      249,913        108%      2.26%        2.28%           2.36%               (1.11%)

       --          14.49        43.32%      125,796        105%      2.25%        2.26%           2.53%               (1.19%)

       --          10.11         1.10%       11,012         67%      2.25%        2.25%           3.44%                0.24%

       --          13.31       (15.55%)      65,516         56%      2.30%        2.30%           2.43%               (1.07%)

       --          15.77         8.83%       79,187        108%      2.27%        2.28%           2.36%               (1.11%)

       --          14.48        43.47%       49,980        105%      2.25%        2.26%           2.53%               (1.18%)

       --          10.11         1.10%        5,746         67%      2.25%        2.25%           3.22%                0.20%


(2) Total return for Class X shares does not reflect the payment of bonus shares.
(3) Annualized for periods less than one year.
(4) Includes commissions received by American Skandia Marketing, Incorporated, under the Funds' Supplemental Distribution Plan as described in Note 3 to the Financial Statements.
(5) Commenced operations on December 31, 1997.
(6) Commenced operations on August 19, 1998.
 * Unaudited.
Per share data has been calculated based on the average daily number of shares outstanding throughout the period.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per Share Data (For a Share Outstanding
Throughout Each Period)

                                                                   Increase (Decrease) from
                                                                     Investment Operations
                                                Net Asset  -----------------------------------------
                                                  Value         Net        Net Realized   Total from
                                     Period     Beginning   Investment     & Unrealized   Investment
                                     Ended      of Period  Income (Loss)   Gain (Loss)    Operations
                                    --------    ---------  -------------   ------------   ----------
ASAF NEUBERGER BERMAN
MID-CAP GROWTH FUND:
---------------------------
---------------------------
 Class A                            04/30/01*    $ 24.04      $(0.12)         $(6.50)       $(6.62)
                                    10/31/00       16.22       (0.28)           8.10          7.82
                                    10/31/99       11.81       (0.17)           4.73          4.56
                                    10/31/98(6)    10.00       (0.01)           1.82          1.81
 Class B                            04/30/01*      23.78       (0.17)          (6.42)        (6.59)
                                    10/31/00       16.12       (0.40)           8.06          7.66
                                    10/31/99       11.79       (0.25)           4.73          4.48
                                    10/31/98(6)    10.00       (0.01)           1.80          1.79
 Class C                            04/30/01*      23.79       (0.17)          (6.43)        (6.60)
                                    10/31/00       16.12       (0.40)           8.07          7.67
                                    10/31/99       11.79       (0.24)           4.72          4.48
                                    10/31/98(6)    10.00       (0.01)           1.80          1.79
 Class X                            04/30/01*      23.77       (0.17)          (6.42)        (6.59)
                                    10/31/00       16.12       (0.40)           8.05          7.65
                                    10/31/99       11.79       (0.25)           4.73          4.48
                                    10/31/98(6)    10.00       (0.01)           1.80          1.79
ASAF NEUBERGER BERMAN
MID-CAP VALUE FUND:
---------------------------
---------------------------
 Class A                            04/30/01*    $ 14.65      $(0.02)         $ 0.56        $ 0.54
                                    10/31/00       11.42       (0.05)           3.50          3.45
                                    10/31/99       10.23        0.03            1.19          1.22
                                    10/31/98(6)    10.00        0.02            0.21          0.23
 Class B                            04/30/01*      14.53       (0.06)           0.55          0.49
                                    10/31/00       11.38       (0.11)           3.48          3.37
                                    10/31/99       10.22       (0.05)           1.22          1.17
                                    10/31/98(6)    10.00        0.01            0.21          0.22
 Class C                            04/30/01*      14.53       (0.06)           0.56          0.50
                                    10/31/00       11.38       (0.11)           3.48          3.37
                                    10/31/99       10.22       (0.05)           1.22          1.17
                                    10/31/98(6)    10.00          --            0.22          0.22
 Class X                            04/30/01*      14.50       (0.06)           0.56          0.50
                                    10/31/00       11.36       (0.11)           3.47          3.36
                                    10/31/99       10.22       (0.05)           1.20          1.15
                                    10/31/98(6)    10.00        0.01            0.21          0.22
ASAF AIM INTERNATIONAL
EQUITY FUND:
---------------------------
---------------------------
 Class A                            04/30/01*    $  8.81      $(0.01)         $(1.64)       $(1.65)
                                    10/31/00(7)    10.00        0.03           (1.22)        (1.19)
 Class B                            04/30/01*       8.78       (0.05)          (1.62)        (1.67)
                                    10/31/00(7)    10.00       (0.02)          (1.20)        (1.22)
 Class C                            04/30/01*       8.77       (0.04)          (1.64)        (1.68)
                                    10/31/00(7)    10.00       (0.01)          (1.22)        (1.23)
 Class X                            04/30/01*       8.79       (0.05)          (1.62)        (1.67)
                                    10/31/00(7)    10.00       (0.02)          (1.19)        (1.21)
ASAF SANFORD BERNSTEIN
MANAGED INDEX 500 FUND:
---------------------------
---------------------------
 Class A                            04/30/01*    $ 10.24      $ 0.01          $(0.94)       $(0.93)
                                    10/31/00(7)    10.00        0.03            0.21          0.24
 Class B                            04/30/01*      10.20       (0.01)          (0.94)        (0.95)
                                    10/31/00(7)    10.00       (0.03)           0.23          0.20
 Class C                            04/30/01*      10.20       (0.01)          (0.94)        (0.95)
                                    10/31/00(7)    10.00       (0.03)           0.23          0.20
 Class X                            04/30/01*      10.20       (0.01)          (0.96)        (0.97)
                                    10/31/00(7)    10.00       (0.03)           0.23          0.20


                                               Less Distributions
                                   ------------------------------------------
                                    From Net     In Excess of
                                   Investment   Net Investment   From Capital
                                     Income         Income          Gains
                                   ----------   --------------   ------------
ASAF NEUBERGER BERMAN
MID-CAP GROWTH FUND:
---------------------------
---------------------------
 Class A                              $ --          $   --          $   --
                                        --              --              --
                                        --              --           (0.15)
                                        --              --              --
 Class B                                --              --              --
                                        --              --              --
                                        --              --           (0.15)
                                        --              --              --
 Class C                                --              --              --
                                        --              --              --
                                        --              --           (0.15)
                                        --              --              --
 Class X                                --              --              --
                                        --              --              --
                                        --              --           (0.15)
                                        --              --              --
ASAF NEUBERGER BERMAN
MID-CAP VALUE FUND:
---------------------------
---------------------------
 Class A                              $ --          $   --          $(0.08)
                                        --              --           (0.22)
                                        --           (0.03)             --
                                        --              --              --
 Class B                                --              --           (0.08)
                                        --              --           (0.22)
                                        --           (0.01)             --
                                        --              --              --
 Class C                                --              --           (0.08)
                                        --              --           (0.22)
                                        --           (0.01)             --
                                        --              --              --
 Class X                                --              --           (0.08)
                                        --              --           (0.22)
                                        --           (0.01)             --
                                        --              --              --
ASAF AIM INTERNATIONAL
EQUITY FUND:
---------------------------
---------------------------
 Class A                              $ --          $   --          $   --
                                        --              --              --
 Class B                                --              --              --
                                        --              --              --
 Class C                                --              --              --
                                        --              --              --
 Class X                                --              --              --
                                        --              --              --
ASAF SANFORD BERNSTEIN
MANAGED INDEX 500 FUND:
---------------------------
---------------------------
 Class A                              $ --          $   --          $(0.01)
                                        --              --              --
 Class B                                --              --           (0.01)
                                        --              --              --
 Class C                                --              --           (0.01)
                                        --              --              --
 Class X                                --              --           (0.01)
                                        --              --              --

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                                                              Ratios of Expenses
                                       Supplemental Data                   to Average Net Assets(3)
                              -----------------------------------  ----------------------------------------
                 Net Asset               Net Assets at  Portfolio     Net     After Expense  Before Expense  Ratio of Net Investment
    Total          Value        Total    End of Period  Turnover   Operating  Reimbursement  Reimbursement      Income (Loss) to
Distributions  End of Period  Return(2)   (in 000's)      Rate     Expenses   and Waiver(4)  and Waiver(4)    Average Net Assets(3)
-------------  -------------  ---------  -------------  ---------  ---------  -------------  --------------  -----------------------



   $   --         $17.42       (27.58%)    $ 70,663         60%      1.85%        1.85%           1.93%               (1.32%)

       --          24.04        48.21%      105,924        109%      1.80%        1.82%           1.91%               (1.18%)

    (0.15)         16.22        38.83%       10,908        106%      1.75%        1.77%           2.65%               (1.17%)

       --          11.81        18.00%          587        122%      1.75%        1.75%           5.66%               (0.52%)

       --          17.19       (27.71%)     145,428         60%      2.35%        2.35%           2.43%               (1.83%)

       --          23.78        47.52%      195,520        109%      2.30%        2.31%           2.40%               (1.67%)

    (0.15)         16.12        38.21%       22,399        106%      2.25%        2.27%           3.14%               (1.68%)

       --          11.79        17.80%          991        122%      2.25%        2.25%          15.98%               (0.78%)

       --          17.19       (27.74%)      53,412         60%      2.35%        2.35%           2.43%               (1.82%)

       --          23.79        47.58%       75,916        109%      2.30%        2.31%           2.40%               (1.67%)

    (0.15)         16.12        38.09%        9,674        106%      2.25%        2.27%           3.17%               (1.68%)

       --          11.79        17.90%          903        122%      2.25%        2.25%          20.25%               (0.72%)

       --          17.18       (27.72%)      23,658         60%      2.35%        2.35%           2.43%               (1.83%)

       --          23.77        47.46%       32,363        109%      2.30%        2.31%           2.40%               (1.67%)

    (0.15)         16.12        38.09%        6,428        106%      2.25%        2.27%           3.19%               (1.69%)

       --          11.79        17.90%          509        122%      2.25%        2.25%          10.43%               (0.67%)



   $(0.08)        $15.11         3.69%     $ 45,125        130%      1.84%        1.84%           1.84%               (0.35%)

    (0.22)         14.65        30.46%       27,571        196%      1.79%        1.87%           2.11%               (0.37%)

    (0.03)         11.42        12.06%        8,561        126%      1.75%        1.85%           2.76%                0.06%

       --          10.23         2.30%          717          3%      1.75%        1.75%           9.44%                0.87%

    (0.08)         14.94         3.38%       94,366        130%      2.34%        2.34%           2.34%               (0.84%)

    (0.22)         14.53        29.86%       57,561        196%      2.29%        2.37%           2.62%               (0.85%)

    (0.01)         11.38        11.57%       21,560        126%      2.25%        2.35%           3.29%               (0.44%)

       --          10.22         2.20%        1,886          3%      2.25%        2.25%           9.10%                0.47%

    (0.08)         14.95         3.45%       35,677        130%      2.34%        2.34%           2.34%               (0.84%)

    (0.22)         14.53        29.86%       22,114        196%      2.29%        2.36%           2.62%               (0.85%)

    (0.01)         11.38        11.57%        7,731        126%      2.25%        2.35%           3.32%               (0.45%)

       --          10.22         2.20%          997          3%      2.25%        2.25%          13.91%                0.26%

    (0.08)         14.92         3.38%       14,891        130%      2.34%        2.34%           2.34%               (0.84%)

    (0.22)         14.50        29.83%       10,565        196%      2.29%        2.36%           2.62%               (0.84%)

    (0.01)         11.36        11.38%        4,608        126%      2.25%        2.35%           3.35%               (0.46%)

       --          10.22         2.20%          295          3%      2.25%        2.25%          12.90%                0.34%



   $   --         $ 7.16       (18.73%)    $ 26,979         51%      2.10%        2.10%           2.43%               (0.37%)

       --           8.81       (11.90%)      12,696         74%      2.10%        2.20%           3.01%                0.32%

       --           7.11       (19.11%)      20,165         51%      2.60%        2.60%           2.92%               (1.22%)

       --           8.78       (12.20%)      17,900         74%      2.60%        2.70%           3.55%               (0.22%)

       --           7.09       (19.16%)      17,244         51%      2.60%        2.60%           2.92%               (1.04%)

       --           8.77       (12.30%)      12,120         74%      2.60%        2.70%           3.53%               (0.13%)

       --           7.12       (19.00%)       4,711         51%      2.60%        2.60%           2.92%               (1.21%)

       --           8.79       (12.10%)       3,866         74%      2.60%        2.70%           3.75%               (0.23%)



   $(0.01)        $ 9.30        (9.12%)    $ 23,806         14%      1.50%        1.50%           1.74%                0.22%

       --          10.24         2.40%       19,437        107%      1.50%        1.54%           2.00%                0.30%

    (0.01)          9.24        (9.36%)      46,878         14%      2.00%        2.00%           2.24%               (0.29%)

       --          10.20         2.00%       34,025        107%      2.00%        2.04%           2.53%               (0.25%)

    (0.01)          9.24        (9.36%)      28,625         14%      2.00%        2.00%           2.23%               (0.27%)

       --          10.20         2.00%       25,239        107%      2.00%        2.04%           2.56%               (0.25%)

    (0.01)          9.22        (9.56%)       6,388         14%      2.00%        2.00%           2.24%               (0.28%)

       --          10.20         2.00%        4,959        107%      2.00%        2.04%           2.50%               (0.25%)


(2) Total return for Class X shares does not reflect the payment of bonus shares.
(3) Annualized for periods less than one year.
(4) Includes commissions received by American Skandia Marketing, Incorporated, under the Funds' Supplemental Distribution Plan as described in Note 3 to the Financial Statements.
(6) Commenced operations on August 19, 1998.
(7) Commenced operations on November 1, 1999.
 * Unaudited.
Per share data has been calculated based on the average daily number of shares outstanding throughout the period.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per Share Data (For a Share Outstanding
Throughout Each Period)

                                                                   Increase (Decrease) from
                                                                     Investment Operations
                                                           -----------------------------------------
                                                Net Asset       Net
                                                  Value     Investment     Net Realized   Total from
                                     Period     Beginning     Income       & Unrealized   Investment
                                     Ended      of Period     (Loss)       Gain (Loss)    Operations
                                    --------    ---------  -------------   ------------   ----------
ASAF MFS

GROWTH WITH INCOME FUND:
----------------------------
----------------------------
 Class A                            04/30/01*    $ 10.73      $(0.01)         $(1.02)       $(1.03)
                                    10/31/00(7)    10.00       (0.03)           0.76          0.73
 Class B                            04/30/01*      10.68       (0.04)          (1.01)        (1.05)
                                    10/31/00(7)    10.00       (0.07)           0.75          0.68
 Class C                            04/30/01*      10.67       (0.04)          (1.00)        (1.04)
                                    10/31/00(7)    10.00       (0.08)           0.75          0.67
 Class X                            04/30/01*      10.69       (0.04)          (1.01)        (1.05)
                                    10/31/00(7)    10.00       (0.08)           0.77          0.69
ASAF SCUDDER
SMALL-CAP GROWTH FUND:
----------------------------
----------------------------
 Class A                            04/30/01*    $  8.08      $(0.04)         $(2.27)       $(2.31)
                                    10/31/00(8)    10.00       (0.06)          (1.86)        (1.92)
 Class B                            04/30/01*       8.04       (0.06)          (2.25)        (2.31)
                                    10/31/00(8)    10.00       (0.10)          (1.86)        (1.96)
 Class C                            04/30/01*       8.04       (0.06)          (2.25)        (2.31)
                                    10/31/00(8)    10.00       (0.10)          (1.86)        (1.96)
 Class X                            04/30/01*       8.05       (0.06)          (2.26)        (2.32)
                                    10/31/00(8)    10.00       (0.10)          (1.85)        (1.95)

ASAF ALGER
ALL-CAP GROWTH FUND:
----------------------------
----------------------------
 Class A                            04/30/01*    $  9.45      $ 0.01          $(1.87)       $(1.86)
                                    10/31/00(9)    10.00          --           (0.55)        (0.55)
 Class B                            04/30/01*       9.44       (0.02)          (1.86)        (1.88)
                                    10/31/00(9)    10.00       (0.01)          (0.55)        (0.56)
 Class C                            04/30/01*       9.45       (0.02)          (1.86)        (1.88)
                                    10/31/00(9)    10.00       (0.01)          (0.54)        (0.55)
 Class X                            04/30/01*       9.44       (0.01)          (1.87)        (1.88)
                                    10/31/00(9)    10.00       (0.01)          (0.55)        (0.56)

ASAF GABELLI
ALL-CAP VALUE FUND:
----------------------------
----------------------------
 Class A                            04/30/01*    $ 10.26      $ 0.03          $ 0.47        $ 0.50
                                    10/31/00(9)    10.00        0.01            0.25          0.26
 Class B                            04/30/01*      10.26          --            0.46          0.46
                                    10/31/00(9)    10.00        0.01            0.25          0.26
 Class C                            04/30/01*      10.25          --            0.47          0.47
                                    10/31/00(9)    10.00        0.01            0.24          0.25
 Class X                            04/30/01*      10.25          --            0.47          0.47
                                    10/31/00(9)    10.00        0.01            0.24          0.25

ASAF INVESCO
TECHNOLOGY FUND:
----------------------------
----------------------------
 Class A                            04/30/01*    $  9.27      $(0.03)         $(4.21)       $(4.24)
                                    10/31/00(9)    10.00          --           (0.73)        (0.73)
 Class B                            04/30/01*       9.25       (0.05)          (4.21)        (4.26)
                                    10/31/00(9)    10.00          --           (0.75)        (0.75)
 Class C                            04/30/01*       9.26       (0.05)          (4.21)        (4.26)
                                    10/31/00(9)    10.00          --           (0.74)        (0.74)
 Class X                            04/30/01*       9.25       (0.04)          (4.21)        (4.25)
                                    10/31/00(9)    10.00          --           (0.75)        (0.75)


                                               Less Distributions
                                   ------------------------------------------
                                    From Net     In Excess of
                                   Investment   Net Investment   From Capital
                                     Income         Income          Gains
                                   ----------   --------------   ------------
ASAF MFS
GROWTH WITH INCOME FUND:
----------------------------
----------------------------
 Class A                             $   --           $--             $--
                                         --           --              --
 Class B                                 --           --              --
                                         --           --              --
 Class C                                 --           --              --
                                         --           --              --
 Class X                                 --           --              --
                                         --           --              --
ASAF SCUDDER
SMALL-CAP GROWTH FUND:
----------------------------
----------------------------
 Class A                             $   --           $--             $--
                                         --           --              --
 Class B                                 --           --              --
                                         --           --              --
 Class C                                 --           --              --
                                         --           --              --
 Class X                                 --           --              --
                                         --           --              --
ASAF ALGER
ALL-CAP GROWTH FUND:
----------------------------
----------------------------
 Class A                             $(0.02)          $--             $--
                                         --           --              --
 Class B                                 --           --              --
                                         --           --              --
 Class C                                 --           --              --
                                         --           --              --
 Class X                                 --           --              --
                                         --           --              --
ASAF GABELLI
ALL-CAP VALUE FUND:
----------------------------
----------------------------
 Class A                             $(0.03)          $--             $--
                                         --           --              --
 Class B                              (0.01)          --              --
                                         --           --              --
 Class C                              (0.01)          --              --
                                         --           --              --
 Class X                              (0.01)          --              --
                                         --           --              --
ASAF INVESCO
TECHNOLOGY FUND:
----------------------------
----------------------------
 Class A                             $(0.01)          $--             $--
                                         --           --              --
 Class B                                 --           --              --
                                         --           --              --
 Class C                                 --           --              --
                                         --           --              --
 Class X                                 --           --              --
                                         --           --              --

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                                                                 Ratios of Expenses
                                        Supplemental Data                     to Average Net Assets(3)
                              -----------------------------------  ----------------------------------------
                 Net Asset               Net Assets at  Portfolio     Net     After Expense  Before Expense  Ratio of Net Investment
    Total          Value        Total    End of Period  Turnover   Operating  Reimbursement  Reimbursement      Income (Loss) to
Distributions  End of Period  Return(2)   (in 000's)      Rate     Expenses   and Waiver(4)  and Waiver(4)    Average Net Assets(3)
-------------  -------------  ---------  -------------  ---------  ---------  -------------  --------------  -----------------------





   $   --         $ 9.70        (9.60%)     $10,989         32%      1.80%        1.80%           2.17%               (0.27%)

       --          10.73         7.30%        7,301         65%      1.80%        1.80%           2.54%               (0.29%)

       --           9.63        (9.83%)      21,567         32%      2.30%        2.30%           2.66%               (0.76%)

       --          10.68         6.80%       16,156         65%      2.30%        2.30%           3.17%               (0.72%)

       --           9.63        (9.75%)       8,756         32%      2.30%        2.30%           2.66%               (0.77%)

       --          10.67         6.70%        6,681         65%      2.30%        2.30%           3.06%               (0.76%)

       --           9.64        (9.82%)       4,295         32%      2.30%        2.30%           2.65%               (0.76%)

       --          10.69         6.90%        3,487         65%      2.30%        2.30%           3.06%               (0.76%)




   $   --         $ 5.77       (28.59%)     $20,251         48%      1.80%        1.80%           2.48%               (1.30%)

       --           8.08       (19.20%)      17,172         61%      1.80%        1.80%           2.43%               (0.72%)

       --           5.73       (28.73%)      26,170         48%      2.30%        2.30%           2.98%               (1.82%)

       --           8.04       (19.60%)      27,872         61%      2.30%        2.30%           2.94%               (1.25%)

       --           5.73       (28.73%)      12,148         48%      2.30%        2.30%           2.97%               (1.82%)

       --           8.04       (19.60%)      14,676         61%      2.30%        2.30%           2.94%               (1.24%)

       --           5.73       (28.82%)       3,928         48%      2.30%        2.30%           2.97%               (1.82%)

       --           8.05       (19.50%)       4,499         61%      2.30%        2.30%           2.93%               (1.23%)




   $(0.02)        $ 7.57       (19.41%)     $ 7,632         38%      1.85%        1.85%           2.34%               (0.11%)

       --           9.45        (5.50%)       3,790         15%      1.85%        1.85%           3.08%               (0.09%)

       --           7.56       (19.44%)      12,304         38%      2.35%        2.35%           2.87%               (0.62%)

       --           9.44        (5.60%)       4,232         15%      2.35%        2.35%           3.49%               (0.52%)

       --           7.57       (19.42%)      10,492         38%      2.35%        2.35%           2.87%               (0.62%)

       --           9.45        (5.50%)       4,734         15%      2.35%        2.35%           3.49%               (0.50%)

       --           7.56       (19.55%)       1,824         38%      2.35%        2.35%           2.92%               (0.63%)

       --           9.44        (5.60%)         389         15%      2.35%        2.35%           3.42%               (0.50%)




   $(0.03)        $10.73         4.90%      $14,509         35%      1.85%        1.85%           2.19%                0.38%

       --          10.26         2.60%        1,522          7%      1.85%        1.85%           4.99%                1.05%

    (0.01)         10.71         4.54%       21,132         35%      2.35%        2.35%           2.67%               (0.15%)

       --          10.26         2.60%        2,893          7%      2.35%        2.35%           4.98%                0.57%

    (0.01)         10.71         4.65%       14,723         35%      2.35%        2.35%           2.67%               (0.12%)

       --          10.25         2.50%        3,127          7%      2.35%        2.35%           5.21%                0.58%

    (0.01)         10.71         4.65%        3,822         35%      2.35%        2.35%           2.68%               (0.15%)

       --          10.25         2.50%          217          7%      2.35%        2.35%           4.80%                0.46%




   $(0.01)        $ 5.02       (45.76%)     $ 9,220         42%      1.90%        1.90%           2.46%               (1.06%)

       --           9.27        (7.30%)       4,910          4%      1.90%        1.90%           2.65%                0.19%

       --           4.99       (46.05%)      14,461         42%      2.40%        2.40%           2.87%               (1.53%)

       --           9.25        (7.50%)      11,811          4%      2.40%        2.40%           3.02%               (0.36%)

       --           5.00       (46.00%)       9,048         42%      2.40%        2.40%           2.88%               (1.53%)

       --           9.26        (7.40%)       7,384          4%      2.40%        2.40%           3.05%               (0.30%)

       --           5.00       (45.95%)       2,172         42%      2.40%        2.40%           2.97%               (1.56%)

       --           9.25        (7.50%)       1,003          4%      2.40%        2.40%           3.16%               (0.33%)

(2) Total return for Class X shares does not reflect the payment of bonus shares.
(3) Annualized for periods less than one year.
(4) Includes commissions received by American Skandia Marketing, Incorporated, under the Funds' Supplemental Distribution Plan as described in Note 3 to the Financial Statements.
(7) Commenced operations on November 1, 1999.
(8) Commenced operations on March 1, 2000.
(9) Commenced operations on September 11, 2000.
 * Unaudited.
Per share data has been calculated based on the average daily number of shares outstanding throughout the period.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per Share Data (For a Share Outstanding
Throughout Each Period)

                                                                    Increase (Decrease) from
                                                                      Investment Operations
                                                 Net Asset  -----------------------------------------
                                                   Value         Net        Net Realized   Total from
                                     Period      Beginning   Investment     & Unrealized   Investment
                                     Ended       of Period  Income (Loss)   Gain (Loss)    Operations
                                    --------     ---------  -------------   ------------   ----------
ASAF JANUS
MID-CAP GROWTH FUND:
---------------------------
---------------------------
 Class A                            04/30/01*     $ 10.01      $(0.02)         $(3.86)       $(3.88)
                                    10/31/00(9)     10.00        0.02           (0.01)         0.01
 Class B                            04/30/01*       10.00       (0.04)          (3.86)        (3.90)
                                    10/31/00(9)     10.00        0.01           (0.01)           --
 Class C                            04/30/01*       10.01       (0.04)          (3.86)        (3.90)
                                    10/31/00(9)     10.00        0.01              --          0.01
 Class X                            04/30/01*       10.00       (0.05)          (3.85)        (3.90)
                                    10/31/00(9)     10.00        0.01           (0.01)           --
ASAF PROFUND
MANAGED OTC FUND:
---------------------------
---------------------------
 Class A                            04/30/01*     $  8.22      $(0.03)         $(4.36)       $(4.39)
                                    10/31/00(9)     10.00       (0.01)          (1.77)        (1.78)
 Class B                            04/30/01*        8.22       (0.05)          (4.35)        (4.40)
                                    10/31/00(9)     10.00       (0.02)          (1.76)        (1.78)
 Class C                            04/30/01*        8.21       (0.04)          (4.35)        (4.39)
                                    10/31/00(9)     10.00       (0.02)          (1.77)        (1.79)
 Class X                            04/30/01*        8.21       (0.04)          (4.34)        (4.38)
                                    10/31/00(9)     10.00       (0.02)          (1.77)        (1.79)
ASAF ALLIANCE/BERNSTEIN
GROWTH + VALUE FUND:
---------------------------
---------------------------
 Class A                            04/30/01*(10)  $ 10.00     $(0.01)         $ 0.76        $ 0.75
 Class B                            04/30/01*(10)    10.00      (0.02)           0.77          0.75
 Class C                            04/30/01*(10)    10.00      (0.02)           0.77          0.75
 Class X                            04/30/01*(10)    10.00      (0.02)           0.78          0.76
ASAF INVESCO
HEALTH SCIENCES FUND:
---------------------------
---------------------------
 Class A                            04/30/01*(10)  $ 10.00     $ 0.01          $ 1.10        $ 1.11
 Class B                            04/30/01*(10)    10.00       0.00            1.09          1.09
 Class C                            04/30/01*(10)    10.00       0.00            1.10          1.10
 Class X                            04/30/01*(10)    10.00       0.01            1.10          1.11
ASAF SANFORD BERNSTEIN
CORE VALUE FUND:
---------------------------
---------------------------
 Class A                            04/30/01*(10)  $ 10.00     $   --          $ 0.31        $ 0.31
 Class B                            04/30/01*(10)    10.00      (0.01)           0.31          0.30
 Class C                            04/30/01*(10)    10.00      (0.01)           0.30          0.29
 Class X                            04/30/01*(10)    10.00      (0.01)           0.30          0.29
ASAF T. ROWE PRICE
TAX MANAGED FUND:
---------------------------
---------------------------
 Class A                            04/30/01*(10)  $ 10.00     $   --          $ 0.49        $ 0.49
 Class B                            04/30/01*(10)    10.00      (0.01)           0.49          0.48
 Class C                            04/30/01*(10)    10.00      (0.02)           0.50          0.48
 Class X                            04/30/01*(10)    10.00      (0.01)           0.48          0.47


                                               Less Distributions
                                   ------------------------------------------
                                    From Net     In Excess of
                                   Investment   Net Investment   From Capital
                                     Income         Income          Gains
                                   ----------   --------------   ------------
ASAF JANUS
MID-CAP GROWTH FUND:
---------------------------
---------------------------
 Class A                             $(0.01)         $ --            $ --
                                         --            --              --
 Class B                                 --            --              --
                                         --            --              --
 Class C                                 --            --              --
                                         --            --              --
 Class X                                 --            --              --
                                         --            --              --
ASAF PROFUND
MANAGED OTC FUND:
---------------------------
---------------------------
 Class A                             $   --          $ --            $ --
                                         --            --              --
 Class B                                 --            --              --
                                         --            --              --
 Class C                                 --            --              --
                                         --            --              --
 Class X                                 --            --              --
                                         --            --              --
ASAF ALLIANCE/BERNSTEIN
GROWTH + VALUE FUND:
---------------------------
---------------------------
 Class A                             $   --          $ --            $ --
 Class B                                 --            --              --
 Class C                                 --            --              --
 Class X                                 --            --              --
ASAF INVESCO
HEALTH SCIENCES FUND:
---------------------------
---------------------------
 Class A                             $   --          $ --            $ --
 Class B                                 --            --              --
 Class C                                 --            --              --
 Class X                                 --            --              --
ASAF SANFORD BERNSTEIN
CORE VALUE FUND:
---------------------------
---------------------------
 Class A                             $   --          $ --            $ --
 Class B                                 --            --              --
 Class C                                 --            --              --
 Class X                                 --            --              --
ASAF T. ROWE PRICE
TAX MANAGED FUND:
---------------------------
---------------------------
 Class A                             $   --          $ --            $ --
 Class B                                 --            --              --
 Class C                                 --            --              --
 Class X                                 --            --              --

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                                                              Ratios of Expenses
                                       Supplemental Data                   to Average Net Assets(3)
                              -----------------------------------  ----------------------------------------
                 Net Asset               Net Assets at  Portfolio     Net     After Expense  Before Expense  Ratio of Net Investment
    Total          Value        Total    End of Period  Turnover   Operating  Reimbursement  Reimbursement      Income (Loss) to
Distributions  End of Period  Return(2)   (in 000's)      Rate     Expenses   and Waiver(4)  and Waiver(4)    Average Net Assets(3)
-------------  -------------  ---------  -------------  ---------  ---------  -------------  --------------  -----------------------



   $(0.01)        $ 6.12       (38.74%)     $ 8,113         73%      1.90%        1.90%            2.45%              (0.90%)

       --          10.01         0.10%        3,069          3%      1.90%        1.90%            2.96%               1.19%

       --           6.10       (38.97%)      11,645         73%      2.40%        2.40%            2.87%              (1.35%)

       --          10.00         0.00%        8,853          3%      2.40%        2.40%            3.32%               0.45%

       --           6.11       (39.03%)       6,196         73%      2.40%        2.40%            2.90%              (1.37%)

       --          10.01         0.10%        4,495          3%      2.40%        2.40%            3.49%               0.71%

       --           6.10       (39.07%)       1,569         73%      2.40%        2.40%            2.98%              (1.43%)

       --          10.00         0.00%          676          3%      2.40%        2.40%            3.39%               0.72%



   $   --         $ 3.83       (53.41%)     $ 7,592         45%      1.75%        1.75%            2.10%              (1.35%)

       --           8.22       (17.80%)       7,052          1%      1.75%        1.75%            2.40%              (1.11%)

       --           3.82       (53.53%)      14,583         45%      2.25%        2.25%            2.58%              (1.85%)

       --           8.22       (17.80%)      12,048          1%      2.25%        2.25%            2.73%              (1.57%)

       --           3.82       (53.47%)       9,655         45%      2.25%        2.25%            2.62%              (1.86%)

       --           8.21       (17.90%)       6,927          1%      2.25%        2.25%            2.82%              (1.58%)

       --           3.83       (53.35%)       1,805         45%      2.25%        2.25%            2.63%              (1.85%)

       --           8.21       (17.90%)         835          1%      2.25%        2.25%            2.81%              (1.55%)



   $   --         $10.75         7.60%      $   420          2%      1.85%        1.85%           15.46%              (0.78%)

       --          10.75         7.60%          934          2%      2.35%        2.35%           21.48%              (1.29%)

       --          10.75         7.60%          506          2%      2.35%        2.35%           19.39%              (1.31%)

       --          10.76         7.60%          256          2%      2.35%        2.35%           13.22%              (1.40%)



   $   --         $11.11        11.10%      $   534          2%      1.90%        1.90%           14.55%               0.60%

       --          11.09        11.10%        1,507          2%      2.40%        2.40%           14.13%               0.04%

       --          11.10        11.10%          557          2%      2.40%        2.40%           15.24%               0.12%

       --          11.11        11.10%          366          2%      2.40%        2.40%           22.09%               0.33%



   $   --         $10.31         3.10%      $   201         --       1.70%        1.70%           11.17%               0.03%

       --          10.30         3.00%        1,565         --       2.20%        2.20%           16.79%              (0.65%)

       --          10.29         2.90%          845         --       2.20%        2.20%           10.63%              (0.40%)

       --          10.29         2.90%          112         --       2.20%        2.20%           14.61%              (0.65%)



   $   --         $10.49         5.00%      $   240         --       1.80%        1.80%           50.74%              (0.30%)

       --          10.48         4.90%          336         --       2.30%        2.30%           51.83%              (0.89%)

       --          10.48         4.90%          236         --       2.30%        2.30%           66.78%              (0.96%)

       --          10.47         4.80%           12         --       2.30%        2.30%          120.28%              (0.88%)

 (2) Total return for Class X shares does not reflect the payment of bonus shares.
 (3) Annualized for periods less than one year.
 (4) Includes commissions received by American Skandia Marketing, Incorporated, under the Funds' Supplemental Distribution Plan as described in Note 3 to the Financial Statements.
 (9) Commenced operations on September 11, 2000.
(10) Commenced operations on March 1, 2001.
  * Unaudited.
Per share data has been calculated based on the average daily number of shares outstanding throughout the period.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per Share Data (For a Share Outstanding
Throughout Each Period)

                                                                   Increase (Decrease) from
                                                                     Investment Operations
                                                           -----------------------------------------
                                                Net Asset       Net
                                                  Value     Investment     Net Realized   Total from
                                     Period     Beginning     Income       & Unrealized   Investment
                                     Ended      of Period     (Loss)       Gain (Loss)    Operations
                                    --------    ---------  -------------   ------------   ----------
ASAF AMERICAN CENTURY

INTERNATIONAL GROWTH FUND:
------------------------------
------------------------------
Class A                             04/30/01*    $ 10.98      $(0.03)         $(1.89)       $(1.92)
                                    10/31/00       10.99       (0.15)           0.14         (0.01)
                                    10/31/99        9.39       (0.01)           1.68          1.67
                                    10/31/98        8.93       (0.02)           0.48          0.46
                                    10/31/97(1)     9.74        0.01           (0.82)        (0.81)
Class B                             04/30/01*      11.15       (0.07)          (1.89)        (1.96)
                                    10/31/00       11.22       (0.21)           0.14         (0.07)
                                    10/31/99        9.59       (0.08)           1.73          1.65
                                    10/31/98        9.16       (0.07)           0.50          0.43
                                    10/31/97(1)    10.00       (0.01)          (0.83)        (0.84)
Class C                             04/30/01*      11.13       (0.07)          (1.89)        (1.96)
                                    10/31/00       11.21       (0.21)           0.13         (0.08)
                                    10/31/99        9.57       (0.08)           1.74          1.66
                                    10/31/98        9.16       (0.06)           0.47          0.41
                                    10/31/97(1)    10.00       (0.01)          (0.83)        (0.84)
Class X                             04/30/01*      11.17       (0.07)          (1.90)        (1.97)
                                    10/31/00       11.25       (0.20)           0.12         (0.08)
                                    10/31/99        9.61       (0.09)           1.75          1.66
                                    10/31/98        9.18       (0.07)           0.50          0.43
                                    10/31/97(1)    10.00       (0.01)          (0.81)        (0.82)
ASAF JANUS
CAPITAL GROWTH FUND:
------------------------------
------------------------------
 Class A                            04/30/01*    $ 22.80      $ 0.04          $(6.14)       $(6.10)
                                    10/31/00       21.97       (0.11)           0.94          0.83
                                    10/31/99       14.41       (0.10)           7.66          7.56
                                    10/31/98       11.40       (0.01)           3.05          3.04
                                    10/31/97(1)    11.18        0.09            0.13          0.22
 Class B                            04/30/01*      20.14       (0.01)          (5.41)        (5.42)
                                    10/31/00       19.50       (0.21)           0.85          0.64
                                    10/31/99       12.87       (0.17)           6.80          6.63
                                    10/31/98       10.19       (0.08)           2.77          2.69
                                    10/31/97(1)    10.00        0.06            0.13          0.19
 Class C                            04/30/01*      20.10       (0.01)          (5.41)        (5.42)
                                    10/31/00       19.47       (0.21)           0.84          0.63
                                    10/31/99       12.85       (0.18)           6.80          6.62
                                    10/31/98       10.19       (0.08)           2.75          2.67
                                    10/31/97(1)    10.00        0.05            0.14          0.19
 Class X                            04/30/01*      20.17       (0.01)          (5.42)        (5.43)
                                    10/31/00       19.52       (0.22)           0.87          0.65
                                    10/31/99       12.88       (0.18)           6.82          6.64
                                    10/31/98       10.20       (0.09)           2.78          2.69
                                    10/31/97(1)    10.00        0.05            0.15          0.20

ASAF INVESCO
EQUITY INCOME FUND:
------------------------------
------------------------------
 Class A                            04/30/01*    $ 14.51      $ 0.11          $(0.77)       $(0.66)
                                    10/31/00       13.66        0.22            1.03          1.25
                                    10/31/99       11.75        0.22            1.84          2.06
                                    10/31/98       10.45        0.22            1.20          1.42
                                    10/31/97(1)     9.98        0.14            0.33          0.47
 Class B                            04/30/01*      14.55        0.08           (0.79)        (0.71)
                                    10/31/00       13.69        0.15            1.04          1.19
                                    10/31/99       11.77        0.14            1.87          2.01
                                    10/31/98       10.45        0.15            1.24          1.39
                                    10/31/97(1)    10.00        0.10            0.35          0.45
 Class C                            04/30/01*      14.54        0.08           (0.78)        (0.70)
                                    10/31/00       13.68        0.15            1.04          1.19
                                    10/31/99       11.77        0.14            1.86          2.00
                                    10/31/98       10.46        0.15            1.23          1.38
                                    10/31/97(1)    10.00        0.10            0.36          0.46
 Class X                            04/30/01*      14.53        0.08           (0.78)        (0.70)
                                    10/31/00       13.68        0.14            1.04          1.18
                                    10/31/99       11.76        0.13            1.88          2.01
                                    10/31/98       10.45        0.15            1.23          1.38
                                    10/31/97(1)    10.00        0.11            0.34          0.45


                                               Less Distributions
                                   ------------------------------------------
                                    From Net     In Excess of
                                   Investment   Net Investment   From Capital
                                     Income         Income          Gains
                                   ----------   --------------   ------------
ASAF AMERICAN CENTURY
INTERNATIONAL GROWTH FUND:
------------------------------
------------------------------
Class A                              $   --         $   --          $   --
                                         --             --              --
                                         --          (0.07)             --
                                         --             --              --
                                         --             --              --
Class B                                  --             --              --
                                         --             --              --
                                         --          (0.02)             --
                                         --             --              --
                                         --             --              --
Class C                                  --             --              --
                                         --             --              --
                                         --          (0.02)             --
                                         --             --              --
                                         --             --              --
Class X                                  --             --              --
                                         --             --              --
                                         --          (0.02)             --
                                         --             --              --
                                         --             --              --
ASAF JANUS
CAPITAL GROWTH FUND:
------------------------------
------------------------------
 Class A                             $   --         $   --          $   --
                                         --             --              --
                                         --             --              --
                                      (0.02)         (0.01)             --
                                         --             --              --
 Class B                                 --             --              --
                                         --             --              --
                                         --             --              --
                                      (0.01)            --              --
                                         --             --              --
 Class C                                 --             --              --
                                         --             --              --
                                         --             --              --
                                      (0.01)            --              --
                                         --             --              --
 Class X                                 --             --              --
                                         --             --              --
                                         --             --              --
                                      (0.01)            --              --
                                         --             --              --
ASAF INVESCO
EQUITY INCOME FUND:
------------------------------
------------------------------
 Class A                             $(0.11)        $   --          $   --
                                      (0.21)            --           (0.19)
                                      (0.15)            --              --
                                      (0.12)            --              --
                                         --             --              --
 Class B                              (0.07)            --              --
                                      (0.14)            --           (0.19)
                                      (0.09)            --              --
                                      (0.07)            --              --
                                         --             --              --
 Class C                              (0.07)            --              --
                                      (0.14)            --           (0.19)
                                      (0.09)            --              --
                                      (0.07)            --              --
                                         --             --              --
 Class X                              (0.07)            --              --
                                      (0.14)            --           (0.19)
                                      (0.09)            --              --
                                      (0.07)            --              --
                                         --             --              --

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                                                              Ratios of Expenses
                                       Supplemental Data                   to Average Net Assets(4)
                              -----------------------------------  ----------------------------------------
                 Net Asset               Net Assets at  Portfolio     Net     After Expense  Before Expense  Ratio of Net Investment
    Total          Value        Total    End of Period  Turnover   Operating  Reimbursement  Reimbursement      Income (Loss) to
Distributions  End of Period  Return(2)   (in 000's)     Rate(3)   Expenses   and Waiver(5)  and Waiver(5)    Average Net Assets(4)
-------------  -------------  ---------  -------------  ---------  ---------  -------------  --------------  -----------------------





   $   --         $ 9.06       (17.58%)   $   36,498        94%      2.10%        2.10%           2.42%               (0.64%)

       --          10.98        (0.09%)       20,109       165%      2.10%        2.10%           2.53%               (1.28%)

    (0.07)         10.99        17.82%         4,623        31%      2.10%        2.12%           3.36%               (0.28%)

       --           9.39         5.15%         1,685        20%      2.10%        2.10%           6.06%               (0.16%)

       --           8.93        (8.32%)          218         1%      2.10%        2.10%          51.87%                0.07%

       --           9.19       (17.67%)       28,734        94%      2.60%        2.60%           2.90%               (1.45%)

       --          11.15        (0.71%)       28,739       165%      2.60%        2.60%           3.01%               (1.76%)

    (0.02)         11.22        17.30%         9,257        31%      2.60%        2.62%           3.86%               (0.80%)

       --           9.59         4.69%         3,318        20%      2.60%        2.60%           6.50%               (0.70%)

       --           9.16        (8.40%)          390         1%      2.60%        2.60%          38.12%               (0.51%)

       --           9.17       (17.70%)       19,151        94%      2.60%        2.60%           2.91%               (1.36%)

       --          11.13        (0.71%)       16,225       165%      2.60%        2.60%           3.03%               (1.76%)

    (0.02)         11.21        17.33%         4,379        31%      2.60%        2.62%           3.90%               (0.83%)

       --           9.57         4.48%         2,282        20%      2.60%        2.60%           6.55%               (0.58%)

       --           9.16        (8.40%)          198         1%      2.60%        2.60%          33.95%               (0.53%)

       --           9.20       (17.64%)        8,196        94%      2.60%        2.60%           2.90%               (1.46%)

       --          11.17        (0.71%)        8,783       165%      2.60%        2.60%           2.97%               (1.64%)

    (0.02)         11.25        17.26%         6,727        31%      2.60%        2.62%           3.94%               (0.86%)

       --           9.61         4.68%         5,144        20%      2.60%        2.60%           6.54%               (0.68%)

       --           9.18        (8.20%)          756         1%      2.60%        2.60%          46.77%               (0.28%)




   $   --         $16.70       (26.75%)   $  318,956        29%      1.75%        1.75%           1.94%                0.41%

       --          22.80         3.78%       463,777        32%      1.72%        1.72%           1.81%               (0.45%)

       --          21.97        52.46%       234,575        47%      1.70%        1.71%           2.00%               (0.49%)

    (0.03)         14.41        26.77%        24,558        77%      1.70%        1.70%           2.65%               (0.24%)

       --          11.40         1.97%           706        83%      1.70%        1.70%          26.77%                2.72%

       --          14.72       (26.91%)      831,660        29%      2.25%        2.25%           2.43%               (0.09%)

       --          20.14         3.28%     1,219,774        32%      2.22%        2.22%           2.31%               (0.95%)

       --          19.50        51.52%       684,778        47%      2.20%        2.21%           2.51%               (0.98%)

    (0.01)         12.87        26.40%        56,582        77%      2.20%        2.20%           3.14%               (0.74%)

       --          10.19         1.90%         1,718        83%      2.20%        2.20%          16.45%                2.27%

       --          14.68       (26.97%)      277,109        29%      2.25%        2.25%           2.43%               (0.09%)

       --          20.10         3.24%       421,207        32%      2.22%        2.22%           2.31%               (0.95%)

       --          19.47        51.52%       222,230        47%      2.20%        2.21%           2.50%               (0.99%)

    (0.01)         12.85        26.20%        21,710        77%      2.20%        2.20%           3.13%               (0.75%)

       --          10.19         1.90%           452        83%      2.20%        2.20%          15.78%                1.95%

       --          14.74       (26.92%)      116,499        29%      2.25%        2.25%           2.43%               (0.09%)

       --          20.17         3.33%       172,382        32%      2.22%        2.22%           2.31%               (0.96%)

       --          19.52        51.55%       133,655        47%      2.20%        2.21%           2.48%               (1.02%)

    (0.01)         12.88        26.37%        36,575        77%      2.20%        2.20%           3.16%               (0.76%)

       --          10.20         2.00%         1,474        83%      2.20%        2.20%          24.39%                2.05%





   $(0.11)        $13.74        (4.61%)   $   63,453        13%      1.67%        1.67%           1.70%                1.60%

    (0.40)         14.51         9.35%        54,424        63%      1.60%        1.64%           1.76%                1.51%

    (0.15)         13.66        17.60%        31,960        66%      1.55%        1.59%           1.91%                1.52%

    (0.12)         11.75        13.64%         8,911        70%      1.55%        1.55%           2.86%                1.72%

       --          10.45         4.71%           471        46%      1.55%        1.55%          29.14%                4.81%

    (0.07)         13.77        (4.89%)      156,621        13%      2.17%        2.17%           2.20%                1.10%

    (0.33)         14.55         8.86%       138,391        63%      2.10%        2.14%           2.26%                1.02%

    (0.09)         13.69        17.08%        79,962        66%      2.05%        2.09%           2.42%                1.02%

    (0.07)         11.77        13.30%        18,045        70%      2.05%        2.05%           3.38%                1.27%

       --          10.45         4.50%         1,408        46%      2.05%        2.05%          19.54%                3.68%

    (0.07)         13.77        (4.82%)       63,349        13%      2.17%        2.17%           2.20%                1.10%

    (0.33)         14.54         8.78%        56,401        63%      2.10%        2.14%           2.26%                1.02%

    (0.09)         13.68        17.08%        34,157        66%      2.05%        2.09%           2.41%                1.02%

    (0.07)         11.77        13.19%         8,362        70%      2.05%        2.05%           3.33%                1.27%

       --          10.46         4.60%           255        46%      2.05%        2.05%          20.89%                3.82%

    (0.07)         13.76        (4.83%)       43,351        13%      2.17%        2.17%           2.20%                1.11%

    (0.33)         14.53         8.79%        42,330        63%      2.10%        2.14%           2.26%                1.02%

    (0.09)         13.68        17.09%        33,884        66%      2.05%        2.09%           2.42%                0.99%

    (0.07)         11.76        13.21%        18,296        70%      2.05%        2.05%           3.35%                1.27%

       --          10.45         4.50%         1,174        46%      2.05%        2.05%          36.25%                4.05%


(1) Calculated from July 28, 1997 (Date of initial shares sold subsequent to the effective date of the Funds' registration statement under The Securities Act of 1933.)
(2) Total return for Class X shares does not reflect the payment of bonus shares.
(3) Represents Portfolio Turnover Rate in corresponding Master Portfolios.
(4) Annualized for periods less than one year.
(5) Includes commissions received by American Skandia Martketing, Incorporated under the Funds' Supplemental Distribution Plan, as described in Note 3 to the Financial Statements.
 * Unaudited
Per share data has been calculated based on the average daily number of shares outstanding throughout the period.
See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per Share Data (For a Share Outstanding
Throughout Each Period)

                                                                   Increase (Decrease) from
                                                                     Investment Operations
                                                Net Asset  -----------------------------------------
                                                  Value         Net        Net Realized   Total from
                                     Period     Beginning   Investment     & Unrealized   Investment
                                     Ended      of Period  Income (Loss)   Gain (Loss)    Operations
                                    --------    ---------  -------------   ------------   ----------
ASAF TOTAL

RETURN BOND FUND:
---------------------------
---------------------------
 Class A                            04/30/01*    $ 10.18      $ 0.27          $ 0.28        $ 0.55
                                    10/31/00       10.11        0.58            0.07          0.65
                                    10/31/99       10.79        0.60           (0.61)        (0.01)
                                    10/31/98       10.28        0.35            0.54          0.89
                                    10/31/97(1)    10.07        0.15            0.09          0.24
 Class B                            04/30/01*      10.08        0.24            0.28          0.52
                                    10/31/00       10.01        0.53            0.07          0.60
                                    10/31/99       10.68        0.54           (0.60)        (0.06)
                                    10/31/98       10.16        0.31            0.53          0.84
                                    10/31/97(1)    10.00        0.10            0.09          0.19
 Class C                            04/30/01*      10.08        0.24            0.28          0.52
                                    10/31/00       10.01        0.53            0.07          0.60
                                    10/31/99       10.67        0.54           (0.59)        (0.05)
                                    10/31/98       10.16        0.31            0.52          0.83
                                    10/31/97(1)    10.00        0.10            0.09          0.19
 Class X                            04/30/01*      10.09        0.24            0.28          0.52
                                    10/31/00       10.02        0.53            0.07          0.60
                                    10/31/99       10.69        0.54           (0.60)        (0.06)
                                    10/31/98       10.17        0.34            0.50          0.84
                                    10/31/97(1)    10.00        0.09            0.10          0.19
ASAF JPM
MONEY MARKET FUND:
---------------------------
---------------------------
 Class A                            04/30/01*    $  1.00      $0.023          $   --        $0.023
                                    10/31/00        1.00       0.048              --         0.048
                                    10/31/99        1.00       0.035              --         0.035
                                    10/31/98        1.00       0.039              --         0.039
                                    10/31/97(1)     1.00       0.009              --         0.009
 Class B                            04/30/01*       1.00       0.021              --         0.021
                                    10/31/00        1.00       0.042              --         0.042
                                    10/31/99        1.00       0.030              --         0.030
                                    10/31/98        1.00       0.033              --         0.033
                                    10/31/97(1)     1.00       0.007              --         0.007
 Class C                            04/30/01*       1.00       0.021              --         0.021
                                    10/31/00        1.00       0.043              --         0.043
                                    10/31/99        1.00       0.030              --         0.030
                                    10/31/98        1.00       0.034              --         0.034
                                    10/31/97(1)     1.00       0.007              --         0.007
 Class X                            04/30/01*       1.00       0.021              --         0.021
                                    10/31/00        1.00       0.042              --         0.042
                                    10/31/99        1.00       0.030              --         0.030
                                    10/31/98        1.00       0.034              --         0.034
                                    10/31/97(1)     1.00       0.008              --         0.008


                                               Less Distributions
                                   ------------------------------------------
                                    From Net     In Excess of
                                   Investment   Net Investment   From Capital
                                     Income         Income          Gains
                                   ----------   --------------   ------------
ASAF TOTAL
RETURN BOND FUND:
---------------------------
---------------------------
 Class A                            $ (0.27)        $   --          $   --
                                      (0.58)            --              --
                                      (0.60)            --           (0.07)
                                      (0.38)            --              --
                                      (0.03)            --              --
 Class B                              (0.24)            --              --
                                      (0.53)            --              --
                                      (0.54)            --           (0.07)
                                      (0.32)            --              --
                                      (0.03)            --              --
 Class C                              (0.24)            --              --
                                      (0.53)            --              --
                                      (0.54)            --           (0.07)
                                      (0.32)            --              --
                                      (0.03)            --              --
 Class X                              (0.24)            --              --
                                      (0.53)            --              --
                                      (0.54)            --           (0.07)
                                      (0.32)            --              --
                                      (0.02)            --              --
ASAF JPM
MONEY MARKET FUND:
---------------------------
---------------------------
 Class A                            $(0.023)        $   --          $   --
                                     (0.048)            --              --
                                     (0.035)            --              --
                                     (0.039)            --              --
                                     (0.009)            --              --
 Class B                             (0.021)            --              --
                                     (0.043)            --              --
                                     (0.030)            --              --
                                     (0.033)            --              --
                                     (0.007)            --              --
 Class C                             (0.021)            --              --
                                     (0.043)            --              --
                                     (0.030)            --              --
                                     (0.034)            --              --
                                     (0.007)            --              --
 Class X                             (0.021)            --              --
                                     (0.043)            --              --
                                     (0.030)            --              --
                                     (0.034)            --              --
                                     (0.008)            --              --

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                                                                 Ratios of Expenses
                                        Supplemental Data                     to Average Net Assets(4)
                              -----------------------------------  ----------------------------------------
                 Net Asset               Net Assets at  Portfolio     Net     After Expense  Before Expense  Ratio of Net Investment
    Total          Value        Total    End of Period  Turnover   Operating  Reimbursement  Reimbursement      Income (Loss) to
Distributions  End of Period  Return(2)   (in 000's)     Rate(3)   Expenses   and Waiver(5)  and Waiver(5)    Average Net Assets(4)
-------------  -------------  ---------  -------------  ---------  ---------  -------------  --------------  -----------------------




   $ (0.27)       $10.46         5.31%     $ 69,785        260%      1.50%        1.50%           1.55%                4.71%

     (0.58)        10.18         6.67%       34,799        464%      1.43%        1.43%           1.59%                5.61%

     (0.67)        10.11        (0.55%)      23,140        145%      1.40%        1.40%           1.73%                5.33%

     (0.38)        10.79         8.79%        6,034        418%      1.40%        1.40%           2.93%                4.76%

     (0.03)        10.28         2.39%           61         93%      1.40%        1.40%          66.92%                4.42%

     (0.24)        10.36         5.09%      155,237        260%      2.00%        2.00%           2.05%                4.52%

     (0.53)        10.08         6.16%      102,417        464%      1.94%        1.94%           2.11%                5.26%

     (0.61)        10.01        (1.02%)      83,936        145%      1.90%        1.90%           2.23%                4.82%

     (0.32)        10.68         8.36%       17,821        418%      1.90%        1.90%           3.58%                4.23%

     (0.03)        10.16         1.90%          547         93%      1.90%        1.90%          39.35%                4.13%

     (0.24)        10.36         5.11%       46,698        260%      2.00%        2.00%           2.05%                4.49%

     (0.53)        10.08         6.16%       27,548        464%      1.94%        1.94%           2.11%                5.26%

     (0.61)        10.01        (0.92%)      26,112        145%      1.90%        1.90%           2.24%                4.84%

     (0.32)        10.67         8.26%        8,743        418%      1.90%        1.90%           3.52%                4.27%

     (0.03)        10.16         1.93%          165         93%      1.90%        1.90%          33.68%                4.32%

     (0.24)        10.37         5.09%       25,524        260%      2.00%        2.00%           2.06%                4.57%

     (0.53)        10.09         6.16%       21,185        464%      1.94%        1.94%           2.11%                5.28%

     (0.61)        10.02        (1.00%)      19,574        145%      1.90%        1.90%           2.25%                4.86%

     (0.32)        10.69         8.35%       11,698        418%      1.90%        1.90%           3.68%                4.25%

     (0.02)        10.17         1.94%          410         93%      1.90%        1.90%          67.46%                3.94%




   $(0.023)       $ 1.00         2.33%     $182,716        N/A       1.37%        1.37%           1.37%                4.55%

    (0.048)         1.00         4.85%      108,598        N/A       1.48%        1.48%           1.48%                5.03%

    (0.035)         1.00         3.57%       43,004        N/A       1.50%        1.50%           1.63%                3.56%

    (0.039)         1.00         3.94%        7,372        N/A       1.50%        1.50%           2.42%                3.90%

    (0.009)         1.00         0.92%          307        N/A       1.50%        1.50%          31.53%                3.34%

    (0.021)         1.00         2.08%      139,109        N/A       1.87%        1.87%           1.87%                3.99%

    (0.043)         1.00         4.33%       75,980        N/A       1.98%        1.98%           1.98%                4.27%

    (0.030)         1.00         3.05%       79,202        N/A       2.00%        2.00%           2.12%                3.04%

    (0.033)         1.00         3.39%       16,554        N/A       2.00%        2.00%           2.89%                3.30%

    (0.007)         1.00         0.75%          354        N/A       2.00%        2.00%          37.83%                2.98%

    (0.021)         1.00         2.08%       76,872        N/A       1.87%        1.87%           1.87%                3.99%

    (0.043)         1.00         4.33%       31,743        N/A       1.98%        1.98%           1.98%                4.43%

    (0.030)         1.00         3.06%       28,923        N/A       2.00%        2.00%           2.13%                3.07%

    (0.034)         1.00         3.42%        6,895        N/A       2.00%        2.00%           3.07%                3.40%

    (0.007)         1.00         0.71%          332        N/A       2.00%        2.00%          24.34%                2.85%

    (0.021)         1.00         2.08%       32,076        N/A       1.87%        1.87%           1.87%                4.04%

    (0.043)         1.00         4.33%       18,632        N/A       1.98%        1.98%           1.98%                4.16%

    (0.030)         1.00         3.06%       28,385        N/A       2.00%        2.00%           2.13%                3.06%

    (0.034)         1.00         3.42%       12,533        N/A       2.00%        2.00%           3.18%                3.42%

    (0.008)         1.00         0.77%          566        N/A       2.00%        2.00%          39.71%                2.97%

(1) Calculated from July 28, 1997 (Date of initial shares sold subsequent to the effective date of the Funds' registration statement under The Securities Act of 1933.)
(2) Total return for Class X shares does not reflect the payment of bonus shares.
(3) Represents Portfolio Turnover Rate in corresponding Master Portfolios.
(4) Annualized for periods less than one year.
(5) Includes commissions received by American Skandia Martketing, Incorporated under the Funds' Supplemental Distribution Plan, as described in Note 3 to the Financial Statements.
 * Unaudited
Per share data has been calculated based on the average daily number of shares outstanding throughout the period.

See Notes to Financial Statements.

APRIL 30, 2001

(UNAUDITED)

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     American Skandia Advisor Funds, Inc. (the "Company") is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The Company was organized on March 5, 1997, as a Maryland Corporation. The Company operates as a series company and, at April 30, 2001, consisted of 29 diversified investment portfolios (each a "Fund" and collectively the "Funds"). Five of the Funds -- ASAF American Century International Growth Fund ("International Growth"), ASAF Janus Capital Growth Fund ("Janus Capital Growth"), ASAF INVESCO Equity Income Fund ("Equity Income"), ASAF PIMCO Total Return Bond Fund ("Total Return Bond"), and ASAF JPM Money Market Fund ("Money Market") (each a "Feeder Fund" and collectively the "Feeder Funds") -- invest all of their investable assets in a corresponding portfolio of American Skandia Master Trust (each a "Portfolio" and collectively the "Portfolios"), an open-end management investment company comprised of five diversified investment portfolios. The value of each Feeder Fund's investment in each Portfolio, included in the accompanying Statements of Assets and Liabilities, reflects each Feeder Fund's beneficial interest in the net assets of that Portfolio. At April 30, 2001, the Feeder Funds held the following percentage interests in their corresponding Portfolios.

ASMT American Century International Growth Portfolio       85.5%
ASMT Janus Capital Growth Portfolio                        97.6%
ASMT INVESCO Equity Income Portfolio                       90.2%
ASMT PIMCO Total Return Bond Portfolio                     88.6%
ASMT JPM Money Market Portfolio                            95.4%

     The financial statements of each Portfolio, including the Schedules of Investments, are included elsewhere within this report and should be read in conjunction with each Feeder Fund's financial statements.

     The remaining 24 Funds of the Company -- ASAF Founders International Small Capitalization Fund ("International Small Cap"), ASAF Janus Small-Cap Growth Fund ("Janus Small-Cap Growth"), ASAF Gabelli Small-Cap Value Fund ("Small-Cap Value"), ASAF American Century Strategic Balanced Fund ("Strategic Balanced"), ASAF Federated High Yield Bond Fund ("High Yield Bond"), ASAF Alliance Growth Fund ("Growth"), ASAF Alliance Growth and Income Fund ("Growth and Income"), ASAF Janus Overseas Growth Fund ("Overseas Growth"), ASAF Marsico Capital Growth Fund ("Marsico Capital Growth"), ASAF Neuberger Berman Mid-Cap Growth Fund ("Neuberger Mid-Cap Growth"), ASAF Neuberger Berman Mid-Cap Value Fund ("Mid-Cap Value"), ASAF AIM International Equity Fund ("International Equity"), ASAF Sanford Bernstein Managed Index 500 Fund ("Managed Index 500"), ASAF MFS Growth with Income Fund ("Growth with Income"), ASAF Scudder Small-Cap Growth Fund ("Scudder Small-Cap Growth"), (formerly, ASAF Kemper Small-Cap Growth Fund), ASAF Alger All-Cap Growth Fund ("All-Cap Growth"), ASAF Gabelli All-Cap Value Fund ("All-Cap Value"), ASAF INVESCO Technology Fund ("Technology"), ASAF Janus Mid-Cap Growth Fund ("Janus Mid-Cap Growth"), and ASAF ProFund Managed OTC Fund ("Managed OTC"), (formerly, ASAF Rydex Managed OTC Fund), ASAF Alliance/Bernstein Growth + Value Fund ("Growth + Value"), ASAF INVESCO Health Sciences Fund ("Health Sciences"), ASAF Sanford Bernstein Core Value Fund ("Core Value"), ASAF T. Rowe Price Tax Managed Fund ("Tax Managed"), (each a "Non-Feeder Fund" and collectively the "Non-Feeder Funds") -- directly invest and manage their own portfolio of securities.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The following is a summary of significant accounting policies followed by the Funds, in conformity with accounting principles generally accepted in the United States of America, in the preparation of their financial statements. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION

FEEDER FUNDS -- The value of each Feeder Fund's beneficial interest in the Portfolio in which it invests is determined by the Fund's percentage interest in the Portfolio, multiplied by the Portfolio's net assets. Valuation of securities held by the Portfolios is discussed in Note 2 to the financial statements of American Skandia Master Trust.

NON-FEEDER FUNDS -- Securities are valued at the close of trading on the New York Stock Exchange. Equity securities are valued generally at the last reported sales price on the securities exchange on which they are primarily traded, or at the last reported sales price on the NASDAQ National Securities Market. Securities not listed on an exchange or securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices.

     Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Debt securities which mature in 60 days or less are valued at cost (or market value 60 days prior to maturity), adjusted for amortization to maturity of any premium or discount.

     Securities for which market quotations are not readily available are valued at fair value as determined in accordance with procedures adopted by the Board of Directors. As of April 30, 2001, there were no securities valued in accordance with such procedures.

FOREIGN CURRENCY TRANSLATION

NON-FEEDER FUNDS -- Securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange. Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.

     Gains and losses resulting from changes in exchange rates applicable to foreign securities are not reported separately from gains and losses arising from movements in securities prices.

     Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than portfolio securities, resulting from changes in exchange rates.

FOREIGN CURRENCY EXCHANGE CONTRACTS

NON-FEEDER FUNDS -- A foreign currency exchange contract ("FCEC") is a commitment to purchase or sell a specified amount of a foreign currency at a specified future date, in exchange for either a specified amount of another foreign currency or U.S. dollars.

     FCECs are valued at the forward exchange rates applicable to the underlying currencies, and changes in market value are recorded as unrealized gains and losses until the contract settlement date.

     Risks could arise from entering into FCECs if the counterparties to the contracts were unable to meet the terms of their contracts. In addition, the use of FCECs may not only hedge against losses on securities denominated in foreign currency, but may also reduce potential gains on securities from favorable movements in exchange rates.

FUTURES CONTRACTS AND OPTIONS

NON-FEEDER FUNDS -- A financial futures contract calls for delivery of a particular security at a specified price and future date. The seller of the contract agrees to make delivery of the type of security called for in the contract and the buyer agrees to take delivery at a specified future date. Such contracts require an initial margin deposit, in cash or cash equivalents, equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily change in the value of the contract. Futures contracts are valued based on their quoted daily settlement prices. Fluctuations in value are recorded as unrealized gains and losses until such time that the contracts are terminated.

     An option is a right to buy or sell a particular security at a specified price within a limited period of time. The buyer of the option, in return for a premium paid to the seller, has the right to buy (in the case of a call option) or sell (in the case of a put option) the underlying security of the contract. The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the options' value. The premium received from writing options which expire is recorded as realized gains. The premium received from writing options which are exercised or closed is offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased. Options are valued based on their quoted daily settlement prices.

     Risks could arise from entering into futures and written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values.

REPURCHASE AGREEMENTS

NON-FEEDER FUNDS -- A repurchase agreement is a commitment to purchase government securities from a seller who agrees to repurchase the securities at an agreed-upon price and date. The excess of the resale price over the purchase price determines the yield on the transaction. Under the terms of the agreement, the market value, including accrued interest, of the government securities will be at least equal to their repurchase price. Repurchase agreements are recorded at cost, which, combined with accrued interest, approximates market value.

     Repurchase agreements bear a risk of loss in the event that the seller defaults on its obligation to repurchase the securities. In such case, the Fund may be delayed or prevented from exercising its right to dispose of the securities.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

SECURITIES LOANS

NON-FEEDER FUNDS -- Each Fund may lend securities for the purpose of realizing additional income. All securities loans are collateralized by cash or securities issued or guaranteed by the U.S. Government or its agencies. The value of the collateral is at least equal to the market value of the securities lent. However, due to market fluctuations, the value of the securities lent may exceed the value of the collateral. On the next business day the collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity.

     Interest income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent.

     Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

     At April 30, 2001, securities lending activities are summarized as follows:

                                           MARKET VALUE                       INCOME
                                           OF SECURITIES    MARKET VALUE       FROM
                                              ON LOAN       OF COLLATERAL    LENDING*
                                           -------------    -------------    --------
Janus Small-Cap Growth                     $ 20,325,803     $ 21,856,565     $18,922
Small-Cap Value                               7,671,092        8,401,795       4,795
Strategic Balanced                           53,172,779       54,757,820       6,602
Growth                                       47,455,206       47,813,290       6,230
Growth and Income                            86,070,818       88,015,782       8,164
Marsico Capital Growth                      164,954,092      168,870,672      11,011
Neuberger Mid-Cap Growth                     94,080,152       94,296,403      10,306
Mid-Cap Value                                47,082,396       48,759,930       5,485
Managed Index 500                            31,081,939       32,007,627       3,328
Growth with Income                           13,236,038       13,495,771       1,488
Scudder Small-Cap Growth                      5,923,980        6,139,200       2,713
All-Cap Growth                               10,304,830       10,393,076       1,022
All-Cap Value                                 9,213,831        9,758,864       1,176
Technology                                   10,619,981       10,640,861       1,517
Janus Mid-Cap Growth                          9,008,321        9,195,961       1,884
Managed OTC                                   8,832,131        8,889,485         953

* Income earned is included in interest income on the Statements of Operations.

DEFERRED ORGANIZATION COSTS

ALL FUNDS -- The Company bears all costs in connection with its organization. All such costs are amortized on a straight-line basis over a five-year period beginning on the date of the commencement of operations.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

FEEDER FUNDS -- The Feeder Funds record their proportionate share of investment operations, including net investment income and realized and unrealized gains and losses, from the corresponding Portfolios in which they invest.

NON-FEEDER FUNDS -- Securities transactions are accounted for on the trade date. Realized gains and losses from securities sold are recognized on the specific identification basis. Dividend income is recorded on the ex-dividend date. Corporate actions, including dividends, on foreign securities are recorded on the ex-dividend date or, if such information is not available, as soon as reliable information is available from the Funds' sources. Interest income is recorded on the accrual basis and includes the accretion of discount and amortization of premium.

MULTIPLE CLASSES OF SHARES

ALL FUNDS -- Each Fund is divided into Class A, B, C, and X shares. Each class of shares is separately charged its respective distribution and service fees. Income, expenses that are not specific to a particular class, and realized and unrealized gains and losses are allocated to each class based on the daily value of the shares of each class in relation to the total value of the Fund. Dividends are declared separately for each class and the per-share amounts reflect differences in class-specific expenses.

DISTRIBUTIONS TO SHAREHOLDERS

ALL FUNDS -- Dividends, if any, from net investment income are declared and paid at least annually by the International Small Cap, Janus Small-Cap Growth, Small-Cap Value, Growth, Growth and Income, Overseas Growth, Marsico Capital Growth, Neuberger Mid-Cap Growth, Mid-Cap Value, International Equity, Managed Index 500, Growth with Income, Scudder Small-Cap Growth, All-Cap Growth, All-Cap Value, Technology, Janus Mid-Cap Growth, Managed OTC, Growth + Value, Health Sciences, Core Value, Tax Managed, International Growth and Janus Capital Growth funds; semiannually by the Strategic Balanced and Equity Income funds; declared daily and paid quarterly by the Total Return Bond Fund, and declared daily and paid monthly by the High Yield Bond and Money Market Funds. Net realized gains from investment transactions, if any are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The Non-Feeder Funds have entered into investment management agreements with American Skandia Investment Services, Inc. ("Investment Manager") which provide that the Investment Manager will furnish each Fund with investment advice and investment management and administrative services. The Investment Manager has engaged the following firms as Sub-advisors for their respective
Funds: Founders Asset Management LLC for International Small Cap; Janus Capital Corporation for Janus Small-Cap Growth, Overseas Growth, and Janus Mid-Cap Growth; GAMCO Investors, Inc. for Small-Cap Value and All-Cap Value; American Century Investment Management, Inc. for Strategic Balanced; Federated Investment Counseling for High Yield Bond; Alliance Capital Management, L.P. for Growth and Growth and Income; Marsico Capital Management, LLC for Marsico Capital Growth; Neuberger Berman Management, Inc. for Neuberger Mid-Cap Growth and Mid-Cap Value; A I M Capital Management, Inc. for International Equity; Sanford C. Bernstein & Co., Inc. for Managed Index 500 and Core Value; Massachusetts Financial Services Company for Growth with Income; Zurich Scudder Investments, Inc. for Scudder Small-Cap Growth; Fred Alger Management, Inc. for All-Cap Growth; INVESCO Funds Group, Inc. for Technology and Health Sciences; ProFund Advisors LLC for Managed OTC; Alliance Capital Management, L.P and Sanford C. Bernstein & Co., co-managers for Growth + Value; and T. Rowe Price Associates, Inc. for Tax Managed.

ADVISORY FEES

NON-FEEDER FUNDS -- The Investment Manager receives a fee, computed daily and paid monthly, based on an annual rate of 1.10%, 0.90%, 1.00%, 0.90%, 0.70%, 0.90%, 1.00%, 1.10%, 1.00%, 0.90%, 0.90%, 1.10%, 0.80%, 1.00%, 0.95%, 0.95%,
0.95%, 1.00%, 1.00%, 0.85%, 1.00%, 1.00%, 0.85%, and 0.95% of the average daily net assets of the International Small Cap, Janus Small-Cap Growth, Small-Cap Value, Strategic Balanced, High Yield Bond, Growth, Growth and Income, Overseas Growth, Marsico Capital Growth, Neuberger Mid-Cap Growth, Mid-Cap Value, International Equity, Managed Index 500, Growth with Income, Scudder Small-Cap Growth, All-Cap Growth, All-Cap Value, Technology, Janus Mid-Cap Growth, Managed OTC, Growth + Value, Health Sciences, Core Value and Tax Managed,

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

respectively. The fee for International Small Cap is reduced to 1.00% of the average daily net assets in excess of $100 million. The fee for Growth is reduced to 0.85% of the average daily net assets in excess of $1 billion. The Investment Manager is currently waiving a portion of its fee equal to 0.20% and 0.10% of the average daily net assets of the Growth and Income and Overseas Growth Funds, respectively. The Investment Manager pays each Sub-advisor a fee as compensation for advisory services provided to the Funds.

     On March 1, 2001, ProFund Advisors LLC became the sub-advisor to Managed OTC (formerly sub-advised by Rydex Global Advisors). Also on March 1, 2001, Scudder Small-Cap Growth Fund changed its name (formerly Kemper Small-Cap Growth).

EXPENSE LIMITATION

ALL FUNDS -- The Investment Manager voluntarily agreed to limit the operating expenses of each Fund (exclusive of class-specific distribution fees) to an annual rate of 1.70%, 1.30%, 1.40%, 1.15%, 1.00%, 1.30%, 1.15%, 1.60%, 1.30%,
1.35%, 1.35%, 1.60%, 1.00%, 1.30%, 1.30%, 1.35%, 1.35%, 1.40%, 1.40%, 1.25%,
1.35%, 1.40%, 1.20%, 1.30%, 1.60%, 1.25%, 1.17%, 1.00%, and 1.00% of the average daily net assets of the International Small Cap, Janus Small-Cap Growth, Small-Cap Value, Strategic Balanced, High Yield Bond, Growth, Growth and Income, Overseas Growth, Marsico Capital Growth, Neuberger Mid-Cap Growth, Mid-Cap Value, International Equity, Managed Index 500, Growth with Income, Scudder Small-Cap Growth, All-Cap Growth, All-Cap Value, Technology, Janus Mid-Cap Growth, Managed OTC, Growth + Value, Health Sciences, Core Value, Tax Managed, International Growth, Janus Capital Growth, Equity Income, Total Return Bond, and Money Market Funds, respectively. All amounts paid or payable to the Funds by the Investment Manager, under the agreement, are reflected in the Statements of Operations.

MANAGEMENT OF THE COMPANY

NON-FEEDER FUNDS -- Certain officers and directors of the Funds are officers or directors of the Investment Manager. The Funds pay no compensation directly to their officers or interested directors.

DISTRIBUTOR

ALL FUNDS -- American Skandia Marketing, Incorporated ("ASMI") serves as the principal underwriter and distributor for each Fund. The Company has adopted a separate Distribution and Service plan (each a "Plan" and collectively the "Plans") for Class A, B, C, and X shares of each Fund in accordance with the requirements of Rule 12b-1 of the Investment Company Act of 1940.

     Under the Class A Plan, the Funds pay ASMI a distribution and service fee of 0.50% of the average daily net assets attributable to Class A shares, half of which is intended as a fee for services provided to existing shareholders. ASMI uses distribution and service fees received under the Plan to compensate qualified dealers, brokers, banks, and other financial institutions ("Dealers") for services provided in connection with the sale of Class A shares and the maintenance of shareholder accounts. Such compensation is paid by ASMI quarterly at an annual rate not to exceed 0.50% of the Funds' average daily net assets attributable to Class A shares.

     A portion of the sales charge on sales of Class A shares may be retained by ASMI or allocated to Dealers attributable to the sale of those shares.

     Under the Class B Plan, the Funds pay ASMI a distribution and service fee of 1.00% of the average daily net assets attributable to Class B shares that are outstanding for eight years or less, a quarter of which is intended as a fee for services provided to existing shareholders. ASMI uses distribution and service fees received under the Plan to compensate Dealers for services provided in connection with the sale of Class B shares and the maintenance of shareholder accounts. Such compensation is paid by ASMI quarterly at an annual rate not to exceed 0.50% of the Funds' average daily net assets attributable to Class B shares held for over seven years.

     Under the Class C Plan, the Funds pay ASMI a distribution and service fee of 1.00% of the average daily net assets attributable to Class C shares, a quarter of which is intended as a fee for services provided to existing shareholders. ASMI uses distribution and service fees received under the Plan to compensate Dealers for services provided in connection with the sale of Class C shares and the maintenance of shareholder accounts. ASMI currently pays a 1.00% fee to Dealers, in advance, upon sale of Class C shares and retains the fee paid by the Funds in the first year. After the shares have been held for a year, ASMI pays such compensation on a quarterly basis.

     Under the Class X Plan, the Funds pay ASMI a distribution and service fee of 1.00% of the average daily net assets attributable to Class X shares that are outstanding for ten years or less, a quarter of which is intended as a fee for services provided to existing shareholders. ASMI uses distribution and service fees received under the Plan to compensate Dealers for services provided in connection with the sale of Class X shares and the maintenance of shareholder accounts. Compensation to Dealers is paid by ASMI quarterly at an annual rate not to exceed 0.50% of the Funds' average daily net assets attributable to Class X shares held for over seven years. ASMI also uses distribution and service fees as reimbursement for its purchase of Bonus Shares. Bonus shares are paid to shareholders at the time of the initial purchase and each subsequent purchase of Class X shares in an amount equal to 2.50% of the purchase.

     Purchases of $1 million or more or purchases by certain retirement plans, with respect to Class A shares, are subject to a contingent deferred sales charge ("CDSC") if shares are redeemed within 12 months of their purchase. A CDSC is imposed on Class B and Class X shares redeemed within seven and eight years, respectively, after their purchase. A CDSC is imposed on Class C shares redeemed within 12 months of their purchase. The maximum CDSC imposed is equal to 1.00%, 6.00%, 1.00%, and 6.00% of the amount subject to the charge for Class A, B, C, and X, respectively.

     In addition, the Company has adopted a Supplemental Distribution Plan ("Supplemental Plan") under Rule 12b-1. The Supplemental Plan permits ASMI to receive brokerage commissions in connection with purchases and sales of securities by the Funds, and to use these commissions to promote the sale of shares of the Company. Under the Supplemental Plan, securities transactions for a Fund may be directed to certain brokers for execution ("clearing brokers") who have agreed to pay part of the brokerage commissions received on these transactions to ASMI for "introducing" transactions to the clearing broker. In turn, ASMI uses the brokerage commissions received as an introducing broker to pay various distribution-related expenses, such as advertising, printing of sales materials, and payments to dealers.

     Commissions received by ASMI under the Supplemental Plan are reflected in the cost of securities purchased and the proceeds from the sale of securities. These commissions are shown in the Statements of Operations as "Supplemental Distribution Fees" and a corresponding reduction "Fees Paid Indirectly". Net expenses of the Funds are unaffected by these commissions. From November 1, 2000 to April 30, 2001, ASMI directed no securities transactions to any broker and, consequently, received no commissions from the Non-Feeder Funds and the Portfolios of American Skandia Master Trust.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

4. SHARES OF CAPITAL STOCK
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ALL FUNDS -- The authorized capital stock of the Funds is 5.5 billion shares, with a par value of $.001 per share. Transactions in shares of capital stock, during the period ended April 30, 2001, were as follows:

                                   CLASS A                          CLASS B                        CLASS C                CLASS X
                       --------------------------------   ----------------------------   ----------------------------   -----------
                           SHARES           AMOUNT           SHARES         AMOUNT          SHARES         AMOUNT         SHARES
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
INTERNATIONAL SMALL
 CAP:
 Sold                      26,054,897   $   340,146,136        697,274   $   9,391,499      8,247,125   $ 105,931,680       118,466
 Redeemed                 (26,174,674)     (346,173,396)      (891,982)    (11,670,757)    (8,433,741)   (109,419,617)     (126,234)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase/
     (Decrease)              (119,777)  $    (6,027,260)      (194,708)  $  (2,279,258)      (186,616)  $  (3,487,937)       (7,768)
                       ==============   ===============   ============   =============   ============   =============   ===========
JANUS SMALL-CAP
 GROWTH:
 Sold                       7,813,560   $    99,775,275        341,480   $   4,413,217        208,372   $   2,701,607        93,663
 Redeemed                  (8,330,195)     (107,935,037)    (1,772,755)    (22,235,772)    (1,142,312)    (14,591,777)     (251,408)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Decrease              (516,635)  $    (8,159,762)    (1,431,275)  $ (17,822,555)      (933,940)  $ (11,890,170)     (157,745)
                       ==============   ===============   ============   =============   ============   =============   ===========
SMALL-CAP VALUE:
 Sold                       2,955,475   $    32,175,509      1,878,973   $  20,108,281      1,260,722   $  13,592,346       372,403
 Reinvested                    83,305           894,692        143,775       1,524,016         70,011         741,426        64,922
 Redeemed                  (2,263,198)      (24,517,795)      (674,692)     (7,200,485)      (582,350)     (6,180,690)     (148,408)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase               775,582   $     8,552,406      1,348,056   $  14,431,812        748,383   $   8,153,082       288,917
                       ==============   ===============   ============   =============   ============   =============   ===========
STRATEGIC BALANCED:
 Sold                         799,354   $     9,965,316      1,183,110   $  14,718,722        492,579   $   6,102,618       189,035
 Reinvested                    16,188           204,783         19,501         246,297          7,992         100,941         5,146
 Redeemed                    (490,414)       (6,064,437)      (791,039)     (9,756,123)      (455,781)     (5,620,853)     (161,657)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase               325,128   $     4,105,662        411,572   $   5,208,896         44,790   $     582,706        32,524
                       ==============   ===============   ============   =============   ============   =============   ===========
HIGH YIELD BOND:
 Sold                       3,674,353   $    28,524,894      3,918,623   $  30,688,559      1,742,068   $  13,622,008       484,551
 Reinvested                   107,797           834,337        300,815       2,323,889         77,380         597,975        94,102
 Redeemed                  (2,548,867)      (19,873,993)    (2,515,931)    (19,517,940)    (1,166,260)     (9,107,116)     (531,616)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase             1,233,283   $     9,485,238      1,703,507   $  13,494,508        653,188   $   5,112,867        47,037
                       ==============   ===============   ============   =============   ============   =============   ===========
GROWTH:
 Sold                       4,664,597   $    55,173,121      1,648,179   $  20,905,056        776,926   $   9,495,647       297,570
 Reinvested                   256,173         3,182,984        595,844       7,281,215        194,479       2,368,764       184,330
 Redeemed                  (3,758,470)      (44,922,455)    (1,439,008)    (16,794,215)      (530,298)     (6,230,680)     (351,307)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase             1,162,300   $    13,433,650        805,015   $  11,392,056        441,107   $   5,633,731       130,593
                       ==============   ===============   ============   =============   ============   =============   ===========
GROWTH AND INCOME:
 Sold                       2,129,033   $    28,464,857      3,101,331   $  40,917,489      1,678,674   $  22,061,846       511,596
 Reinvested                   163,678         2,153,970        360,998       4,718,243        162,806       2,126,234       110,734
 Redeemed                  (1,200,105)      (15,860,490)    (1,226,608)    (16,048,897)      (831,472)    (10,832,230)     (233,657)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase             1,092,606   $    14,758,337      2,235,721   $  29,586,835      1,010,008   $  13,355,850       388,673
                       ==============   ===============   ============   =============   ============   =============   ===========

                         CLASS X
                       ------------
                          AMOUNT
                       ------------
INTERNATIONAL SMALL
 CAP:
 Sold                  $  1,609,853
 Redeemed                (1,609,376)
                       ------------
   Net Increase/
     (Decrease)        $        477
                       ============
JANUS SMALL-CAP
 GROWTH:
 Sold                  $  1,207,061
 Redeemed                (3,132,510)
                       ------------
   Net Decrease        $ (1,925,449)
                       ============
SMALL-CAP VALUE:
 Sold                  $  4,017,936
 Reinvested                 688,892
 Redeemed                (1,590,563)
                       ------------
   Net Increase        $  3,116,265
                       ============
STRATEGIC BALANCED:
 Sold                  $  2,328,797
 Reinvested                  64,996
 Redeemed                (1,994,806)
                       ------------
   Net Increase        $    398,987
                       ============
HIGH YIELD BOND:
 Sold                  $  3,808,286
 Reinvested                 726,071
 Redeemed                (4,144,379)
                       ------------
   Net Increase        $    389,978
                       ============
GROWTH:
 Sold                  $  3,698,535
 Reinvested               2,246,994
 Redeemed                (4,060,321)
                       ------------
   Net Increase        $  1,885,208
                       ============
GROWTH AND INCOME:
 Sold                  $  6,735,281
 Reinvested               1,445,083
 Redeemed                (3,026,535)
                       ------------
   Net Increase        $  5,153,829
                       ============

                                   CLASS A                          CLASS B                        CLASS C                CLASS X
                       --------------------------------   ----------------------------   ----------------------------   -----------
                           SHARES           AMOUNT           SHARES         AMOUNT          SHARES         AMOUNT         SHARES
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
OVERSEAS GROWTH:
 Sold                      23,349,478   $   327,868,109        300,338   $   4,270,757      2,852,424   $  40,223,113       129,835
 Reinvested                   271,594         3,986,995        400,263       5,831,826        231,838       3,382,580        96,894
 Redeemed                 (24,780,713)     (352,262,135)    (1,872,834)    (25,789,647)    (4,097,782)    (57,847,236)     (328,077)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Decrease            (1,159,641)  $   (20,407,031)    (1,172,233)  $ (15,687,064)    (1,013,520)  $ (14,241,543)     (101,348)
                       ==============   ===============   ============   =============   ============   =============   ===========
MARSICO CAPITAL
 GROWTH:
 Sold                      69,554,029   $   973,527,339      4,180,298   $  58,826,877      2,340,790   $  32,721,574       488,462
 Redeemed                 (69,291,317)     (973,875,210)    (5,325,232)    (72,704,888)    (2,951,911)    (40,757,717)     (588,457)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase/
     (Decrease)               262,712   $      (347,871)    (1,144,934)  $ (13,878,011)      (611,121)  $  (8,036,143)      (99,995)
                       ==============   ===============   ============   =============   ============   =============   ===========
NEUBERGER MID-CAP
 GROWTH:
 Sold                      13,805,760   $   263,350,375      2,493,635   $  47,095,900      1,121,296   $  21,205,851       343,981
 Redeemed                 (14,154,266)     (271,807,604)    (2,254,342)    (39,645,289)    (1,205,676)    (22,111,103)     (328,435)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase/
     (Decrease)              (348,506)  $    (8,457,229)       239,293   $   7,450,611        (84,380)  $    (905,252)       15,546
                       ==============   ===============   ============   =============   ============   =============   ===========
MID-CAP VALUE:
 Sold                       3,517,664   $    51,574,762      3,335,363   $  48,366,861      1,579,593   $  22,928,903       366,122
 Reinvested                    11,941           182,972         24,416         370,873         10,492         159,377         4,313
 Redeemed                  (2,425,529)      (35,561,467)    (1,007,503)    (14,472,651)      (725,312)    (10,398,225)     (100,637)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase             1,104,076   $    16,196,267      2,352,276   $  34,265,083        864,773   $  12,690,055       269,798
                       ==============   ===============   ============   =============   ============   =============   ===========
INTERNATIONAL EQUITY:
 Sold                      28,744,782   $   212,449,511      1,094,935   $   8,623,807     14,086,461   $ 103,504,174       296,277
 Redeemed                 (26,419,097)     (196,455,770)      (297,668)     (2,260,422)   (13,036,728)    (96,443,663)      (73,858)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase             2,325,685   $    15,993,741        797,267   $   6,363,385      1,049,733   $   7,060,511       222,419
                       ==============   ===============   ============   =============   ============   =============   ===========
MANAGED INDEX 500:
 Sold                       1,980,722   $    18,493,287      2,733,294   $  25,581,491      1,479,166   $  13,882,901       387,630
 Reinvested                     1,191            11,628          2,010          19,578          1,339          13,000           296
 Redeemed                  (1,319,606)      (12,421,681)      (995,283)     (9,187,847)      (854,906)     (8,058,079)     (181,642)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase               662,307   $     6,083,234      1,740,021   $  16,413,222        625,599   $   5,837,822       206,284
                       ==============   ===============   ============   =============   ============   =============   ===========
GROWTH WITH INCOME:
 Sold                         578,623   $     5,735,822      1,130,242   $  11,246,629        426,015   $   4,164,601       201,838
 Redeemed                    (126,256)       (1,224,818)      (403,600)     (3,897,969)      (143,219)     (1,387,809)      (82,471)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase               452,367   $     4,511,004        726,642   $   7,348,660        282,796   $   2,776,792       119,367
                       ==============   ===============   ============   =============   ============   =============   ===========
SCUDDER SMALL-CAP
 GROWTH:
 Sold                      11,311,817   $    68,962,180      2,062,574   $  12,963,591      1,088,612   $   6,727,159       224,534
 Redeemed                  (9,927,075)      (61,108,427)      (960,865)     (5,862,099)      (793,761)     (4,820,952)      (98,559)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase             1,384,742   $     7,853,753      1,101,709   $   7,101,492        294,851   $   1,906,207       125,975
                       ==============   ===============   ============   =============   ============   =============   ===========

                         CLASS X
                       ------------
                          AMOUNT
                       ------------
OVERSEAS GROWTH:
 Sold                  $  1,805,615
 Reinvested               1,410,771
 Redeemed                (4,388,218)
                       ------------
   Net Decrease        $ (1,171,832)
                       ============
MARSICO CAPITAL
 GROWTH:
 Sold                  $  6,789,189
 Redeemed                (7,947,410)
                       ------------
   Net Increase/
     (Decrease)        $ (1,158,221)
                       ============
NEUBERGER MID-CAP
 GROWTH:
 Sold                  $  6,563,360
 Redeemed                (5,846,382)
                       ------------
   Net Increase/
     (Decrease)        $    716,978
                       ============
MID-CAP VALUE:
 Sold                  $  5,294,298
 Reinvested                  65,385
 Redeemed                (1,449,958)
                       ------------
   Net Increase        $  3,909,725
                       ============
INTERNATIONAL EQUITY:
 Sold                  $  2,288,428
 Redeemed                  (554,662)
                       ------------
   Net Increase        $  1,733,766
                       ============
MANAGED INDEX 500:
 Sold                  $  3,647,389
 Reinvested                   2,873
 Redeemed                (1,730,419)
                       ------------
   Net Increase        $  1,919,843
                       ============
GROWTH WITH INCOME:
 Sold                  $  2,011,586
 Redeemed                  (826,730)
                       ------------
   Net Increase        $  1,184,856
                       ============
SCUDDER SMALL-CAP
 GROWTH:
 Sold                  $  1,432,913
 Redeemed                  (627,326)
                       ------------
   Net Increase        $    805,587
                       ============

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                   CLASS A                          CLASS B                        CLASS C                CLASS X
                       --------------------------------   ----------------------------   ----------------------------   -----------
                           SHARES           AMOUNT           SHARES         AMOUNT          SHARES         AMOUNT         SHARES
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
ALL-CAP GROWTH:
 Sold                       1,147,180   $     9,171,704      1,379,933   $  11,022,287      1,235,541   $   9,742,588       249,208
 Reinvested                     1,262            10,423            267           2,210            251           2,074            34
 Redeemed                    (540,749)       (4,139,177)      (201,551)     (1,467,389)      (351,224)     (2,536,559)      (49,142)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase               607,693   $     5,042,950      1,178,649   $   9,557,108        884,568   $   7,208,103       200,100
                       ==============   ===============   ============   =============   ============   =============   ===========
ALL-CAP VALUE:
 Sold                       1,326,013   $    13,819,678      1,854,356   $  19,176,798      1,208,264   $  12,557,863       359,458
 Reinvested                     1,150            11,641            919           9,310            673           6,814           179
 Redeemed                    (123,208)       (1,282,568)      (164,936)     (1,699,824)      (139,402)     (1,418,870)      (23,716)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase             1,203,955   $    12,548,751      1,690,339   $  17,486,284      1,069,535   $  11,145,807       335,921
                       ==============   ===============   ============   =============   ============   =============   ===========
TECHNOLOGY:
 Sold                       1,764,419   $    11,085,100      2,749,097   $  17,959,444      1,441,542   $   9,310,223       393,501
 Reinvested                     1,558            10,359             --              --             --              --            --
 Redeemed                    (459,841)       (2,659,209)    (1,127,506)     (6,644,702)      (430,300)     (2,407,919)      (67,125)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase             1,306,136   $     8,436,250      1,621,591   $  11,314,742      1,011,242   $   6,902,304       326,376
                       ==============   ===============   ============   =============   ============   =============   ===========
JANUS MID-CAP GROWTH:
 Sold                       1,404,436   $    10,533,961      2,059,106   $  15,160,486        813,751   $   6,069,053       243,538
 Reinvested                     1,380            10,171            590           4,337            281           2,064            51
 Redeemed                    (387,804)       (2,637,763)    (1,037,322)     (7,034,386)      (248,323)     (1,760,070)      (53,711)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase             1,018,012   $     7,906,369      1,022,374   $   8,130,437        565,709   $   4,311,047       189,878
                       ==============   ===============   ============   =============   ============   =============   ===========
MANAGED OTC:
 Sold                       2,806,736   $    14,398,471      3,791,159   $  19,689,244      3,381,510   $  17,469,415       488,916
 Redeemed                  (1,682,369)       (7,544,839)    (1,440,543)     (7,155,577)    (1,697,125)     (8,356,292)     (119,149)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase             1,124,367   $     6,853,632      2,350,616   $  12,533,667      1,684,385   $   9,113,123       369,767
                       ==============   ===============   ============   =============   ============   =============   ===========
GROWTH + VALUE:
 Sold                          39,190   $       403,332         87,021   $     886,029         47,052   $     474,036        23,927
 Redeemed                         (83)             (850)          (166)         (1,730)           (23)           (233)         (103)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase                39,107   $       402,482         86,855   $     884,299         47,029   $     473,803        23,824
                       ==============   ===============   ============   =============   ============   =============   ===========
HEALTH SCIENCES:
 Sold                          48,546   $       504,051        138,724   $   1,440,330         53,210   $     546,151        33,088
 Redeemed                        (464)           (4,798)        (2,882)        (29,199)        (3,084)        (30,930)         (134)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase                48,082   $       499,253        135,842   $   1,411,131         50,126   $     515,221        32,954
                       ==============   ===============   ============   =============   ============   =============   ===========
CORE VALUE:
 Sold                          19,479   $       192,466        152,901   $   1,524,232         83,111   $     821,439        10,986
 Redeemed                          --                --           (946)         (9,455)          (982)         (9,876)         (103)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase                19,479   $       192,466        151,955   $   1,514,777         82,129   $     811,563        10,883
                       ==============   ===============   ============   =============   ============   =============   ===========
TAX MANAGED:
 Sold                          22,915   $       231,373         32,082   $     325,778         22,497   $     225,566         1,132
 Redeemed                          --                --             --              --            (24)           (233)           --
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase                22,915   $       231,373         32,082   $     325,778         22,473   $     225,333         1,132
                       ==============   ===============   ============   =============   ============   =============   ===========
INTERNATIONAL GROWTH:
 Sold                      32,136,904   $   304,439,053      1,019,697   $  10,164,439     10,281,493   $ 100,782,993       233,666
 Redeemed                 (29,939,294)     (285,696,098)      (469,074)     (4,517,168)    (9,650,249)    (95,115,763)     (129,287)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase             2,197,610   $    18,742,955        550,623   $   5,647,271        631,244   $   5,667,230       104,379
                       ==============   ===============   ============   =============   ============   =============   ===========

                         CLASS X
                       ------------
                          AMOUNT
                       ------------
ALL-CAP GROWTH:
 Sold                  $  1,919,502
 Reinvested                     283
 Redeemed                  (367,074)
                       ------------
   Net Increase        $  1,552,711
                       ============
ALL-CAP VALUE:
 Sold                  $  3,696,121
 Reinvested                   1,808
 Redeemed                  (249,161)
                       ------------
   Net Increase        $  3,448,768
                       ============
TECHNOLOGY:
 Sold                  $  2,406,875
 Reinvested                      --
 Redeemed                  (388,357)
                       ------------
   Net Increase        $  2,018,518
                       ============
JANUS MID-CAP GROWTH:
 Sold                  $  1,834,805
 Reinvested                     375
 Redeemed                  (373,526)
                       ------------
   Net Increase        $  1,461,654
                       ============
MANAGED OTC:
 Sold                  $  2,239,359
 Redeemed                  (576,004)
                       ------------
   Net Increase        $  1,663,355
                       ============
GROWTH + VALUE:
 Sold                  $    243,162
 Redeemed                      (987)
                       ------------
   Net Increase        $    242,175
                       ============
HEALTH SCIENCES:
 Sold                  $    339,051
 Redeemed                    (1,389)
                       ------------
   Net Increase        $    337,662
                       ============
CORE VALUE:
 Sold                  $    109,342
 Redeemed                      (973)
                       ------------
   Net Increase        $    108,369
                       ============
TAX MANAGED:
 Sold                  $     10,739
 Redeemed                        --
                       ------------
   Net Increase        $     10,739
                       ============
INTERNATIONAL GROWTH:
 Sold                  $  2,381,838
 Redeemed                (1,328,073)
                       ------------
   Net Increase        $  1,053,765
                       ============

                                   CLASS A                          CLASS B                        CLASS C                CLASS X
                       --------------------------------   ----------------------------   ----------------------------   -----------
                           SHARES           AMOUNT           SHARES         AMOUNT          SHARES         AMOUNT         SHARES
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
JANUS CAPITAL GROWTH:
 Sold                      73,184,866   $ 1,297,088,701      5,118,580   $  85,192,977      2,441,163   $  39,763,096       609,425
 Redeemed                 (74,428,637)   (1,326,446,433)    (9,175,940)   (144,027,751)    (4,523,036)    (72,141,528)   (1,253,099)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Decrease            (1,243,771)  $   (29,357,732)    (4,057,360)  $ (58,834,774)    (2,081,873)  $ (32,378,432)     (643,674)
                       ==============   ===============   ============   =============   ============   =============   ===========
EQUITY INCOME:
 Sold                       2,064,507   $    28,612,066      3,041,226   $  42,410,123      1,293,266   $  18,019,442       462,576
 Reinvested                    28,633           407,126         46,397         662,552         19,951         284,697        14,775
 Redeemed                  (1,225,604)      (17,079,035)    (1,228,372)    (16,925,462)      (590,185)     (8,115,208)     (239,749)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase               867,536   $    11,940,157      1,859,251   $  26,147,213        723,032   $  10,188,931       237,602
                       ==============   ===============   ============   =============   ============   =============   ===========
TOTAL RETURN BOND:
 Sold                      19,294,409   $   202,871,414      6,832,589   $  71,145,718      4,547,177   $  47,436,802       639,097
 Reinvested                   113,857         1,198,549        210,448       2,192,173         62,987         655,833        47,088
 Redeemed                 (16,153,983)     (169,885,361)    (2,214,839)    (22,989,738)    (2,833,999)    (29,515,348)     (324,336)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase             3,254,283   $    34,184,602      4,828,198   $  50,348,153      1,776,165   $  18,577,287       361,849
                       ==============   ===============   ============   =============   ============   =============   ===========
MONEY MARKET:
 Sold                   4,019,653,002   $ 4,019,653,002    178,547,583   $ 178,547,583    454,379,213   $ 454,379,213    39,272,885
 Reinvested                 3,709,959         3,709,959      2,116,650       2,116,650      1,321,118       1,321,118       599,025
 Redeemed              (3,949,242,063)   (3,949,242,063)  (117,542,387)   (117,542,387)  (410,570,621)   (410,570,621)  (26,427,979)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase            74,120,898   $    74,120,898     63,121,846   $  63,121,846     45,129,710   $  45,129,710    13,443,931
                       ==============   ===============   ============   =============   ============   =============   ===========

                         CLASS X
                       ------------
                          AMOUNT
                       ------------
JANUS CAPITAL GROWTH:
 Sold                  $ 10,021,431
 Redeemed               (19,381,727)
                       ------------
   Net Decrease        $ (9,360,296)
                       ============
EQUITY INCOME:
 Sold                  $  6,435,568
 Reinvested                 210,686
 Redeemed                (3,301,793)
                       ------------
   Net Increase        $  3,344,461
                       ============
TOTAL RETURN BOND:
 Sold                  $  6,679,242
 Reinvested                 490,841
 Redeemed                (3,365,740)
                       ------------
   Net Increase        $  3,804,343
                       ============
MONEY MARKET:
 Sold                  $ 39,272,885
 Reinvested                 599,025
 Redeemed               (26,427,979)
                       ------------
   Net Increase        $ 13,443,931
                       ============

     Transactions in shares of capital stock, during the year ended October 31, 2000, were as follows:

                                   CLASS A                          CLASS B                        CLASS C                CLASS X
                       --------------------------------   ----------------------------   ----------------------------   -----------
                           SHARES           AMOUNT           SHARES         AMOUNT          SHARES         AMOUNT         SHARES
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
INTERNATIONAL SMALL
 CAP:
 Sold                      12,807,097   $   239,580,216      4,724,012   $ 101,368,857      5,015,645   $  96,391,466       700,416
 Reinvested                     9,275           180,857         30,156         582,879          9,118         175,966        13,170
 Redeemed                 (10,174,977)     (188,436,603)    (1,012,698)    (20,243,505)    (3,221,813)    (58,898,861)     (155,331)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase             2,641,395   $    51,324,470      3,741,470   $  81,708,231      1,802,950   $  37,668,571       558,255
                       ==============   ===============   ============   =============   ============   =============   ===========
JANUS SMALL-CAP
 GROWTH:
 Sold                      11,617,225   $   254,104,834      7,020,524   $ 157,217,856      3,323,649   $  74,282,388       964,361
 Reinvested                    18,111           449,514         40,624         993,271         17,540         430,284         8,036
 Redeemed                  (9,864,845)     (216,407,172)    (2,918,279)    (63,034,173)    (1,327,761)    (28,665,695)     (469,270)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase             1,770,491   $    38,147,176      4,142,869   $  95,176,954      2,013,428   $  46,046,977       503,127
                       ==============   ===============   ============   =============   ============   =============   ===========
SMALL-CAP VALUE:
 Sold                       3,327,063   $    33,389,523      2,273,212   $  21,889,637      1,427,013   $  13,728,748       689,456
 Reinvested                    30,981           279,136         70,465         630,681         33,263         297,372        38,975
 Redeemed                  (2,392,723)      (24,321,764)    (1,081,326)    (10,119,417)      (990,763)     (9,329,648)     (532,889)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase               965,321   $     9,346,895      1,262,351   $  12,400,901        469,513   $   4,696,472       195,542
                       ==============   ===============   ============   =============   ============   =============   ===========
STRATEGIC BALANCED:
 Sold                       1,825,680   $    24,149,265      3,773,058   $  49,500,592      1,766,292   $  23,117,064       631,319
 Reinvested                    52,423           695,468        109,737       1,454,488         36,724         486,481        31,322
 Redeemed                    (889,883)      (11,731,087)    (1,908,332)    (24,850,069)      (611,325)     (7,985,752)     (389,942)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase               988,220   $    13,113,646      1,974,463   $  26,105,011      1,191,691   $  15,617,793       272,699
                       ==============   ===============   ============   =============   ============   =============   ===========

                         CLASS X
                       ------------
                          AMOUNT
                       ------------
INTERNATIONAL SMALL
 CAP:
 Sold                  $ 14,944,520
 Reinvested                 254,368
 Redeemed                (3,142,500)
                       ------------
   Net Increase        $ 12,056,388
                       ============
JANUS SMALL-CAP
 GROWTH:
 Sold                  $ 21,783,827
 Reinvested                 197,118
 Redeemed               (10,320,480)
                       ------------
   Net Increase        $ 11,660,465
                       ============
SMALL-CAP VALUE:
 Sold                  $  6,519,233
 Reinvested                 348,787
 Redeemed                (4,923,710)
                       ------------
   Net Increase        $  1,944,310
                       ============
STRATEGIC BALANCED:
 Sold                  $  8,262,971
 Reinvested                 414,847
 Redeemed                (5,134,039)
                       ------------
   Net Increase        $  3,543,779
                       ============

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                   CLASS A                          CLASS B                        CLASS C                CLASS X
                       --------------------------------   ----------------------------   ----------------------------   -----------
                           SHARES           AMOUNT           SHARES         AMOUNT          SHARES         AMOUNT         SHARES
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
HIGH YIELD BOND:
 Sold                       7,661,760   $    67,382,452      5,712,837   $  50,346,741      1,757,721   $  15,441,430     1,076,049
 Reinvested                   164,807         1,429,416        462,138       4,004,236        121,055       1,051,325       175,345
 Redeemed                  (7,519,231)      (65,835,702)    (4,480,918)    (39,333,401)    (1,749,002)    (15,355,866)   (1,314,572)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase/
     (Decrease)               307,336   $     2,976,166      1,694,057   $  15,017,576        129,774   $   1,136,889       (63,178)
                       ==============   ===============   ============   =============   ============   =============   ===========
GROWTH:
 Sold                       2,828,715   $    49,247,797      3,869,645   $  65,749,281      1,334,290   $  22,760,212       834,779
 Reinvested                    17,197           278,910         49,819         801,574         14,226         228,172        24,017
 Redeemed                  (1,432,135)      (24,933,933)      (854,197)    (13,945,655)      (265,141)     (4,466,250)     (296,039)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase             1,413,777   $    24,592,774      3,065,267   $  52,605,200      1,083,375   $  18,522,134       562,757
                       ==============   ===============   ============   =============   ============   =============   ===========
GROWTH AND INCOME:
 Sold                       2,533,834   $    32,593,280      4,595,956   $  58,751,764      2,739,397   $  35,115,514     1,082,232
 Redeemed                  (1,238,293)      (15,869,830)    (1,857,355)    (23,530,734)    (1,143,730)    (14,614,788)     (636,921)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase             1,295,541   $    16,723,450      2,738,601   $  35,221,030      1,595,667   $  20,500,726       445,311
                       ==============   ===============   ============   =============   ============   =============   ===========
OVERSEAS GROWTH:
 Sold                      32,820,935   $   660,116,538      8,106,186   $ 163,137,157      9,268,898   $ 185,687,802     1,319,541
 Redeemed                 (28,660,272)     (583,783,352)    (1,962,377)    (38,147,725)    (5,373,793)   (106,617,161)     (561,960)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase             4,160,663   $    76,333,186      6,143,809   $ 124,989,432      3,895,105   $  79,070,641       757,581
                       ==============   ===============   ============   =============   ============   =============   ===========
MARSICO CAPITAL
 GROWTH:
 Sold                      46,794,537   $   792,513,384     19,228,446   $ 322,725,423      9,970,650   $ 167,840,709     2,360,098
 Redeemed                 (39,294,381)     (669,185,051)    (5,080,360)    (85,089,230)    (2,811,926)    (47,073,580)     (788,671)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase             7,500,156   $   123,328,333     14,148,086   $ 237,636,193      7,158,724   $ 120,767,129     1,571,427
                       ==============   ===============   ============   =============   ============   =============   ===========
NEUBERGER MID-CAP
 GROWTH:
 Sold                      14,522,063   $   354,085,906      7,986,503   $ 195,899,340      3,392,246   $  82,769,478     1,382,135
 Redeemed                 (10,788,623)     (263,862,126)    (1,154,648)    (27,734,114)      (801,159)    (19,277,744)     (419,342)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase             3,733,440   $    90,223,780      6,831,855   $ 168,165,226      2,591,087   $  63,491,734       962,793
                       ==============   ===============   ============   =============   ============   =============   ===========
MID-CAP VALUE:
 Sold                       2,560,058   $    33,788,542      3,234,416   $  42,062,550      1,383,363   $  17,936,881       460,926
 Reinvested                    12,567           153,814         35,064         427,088         13,172         160,568         7,891
 Redeemed                  (1,440,093)      (18,954,652)    (1,200,964)    (15,252,191)      (553,844)     (7,168,516)     (145,897)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase             1,132,532   $    14,987,704      2,068,516   $  27,237,447        842,691   $  10,928,933       322,920
                       ==============   ===============   ============   =============   ============   =============   ===========
INTERNATIONAL EQUITY:
 Sold                       2,176,542   $    21,538,390      2,149,874   $  21,909,700      2,329,026   $  23,351,343       488,854
 Redeemed                    (735,439)       (6,896,029)      (112,192)     (1,122,274)      (947,218)     (9,488,948)      (49,249)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase             1,441,103   $    14,642,361      2,037,682   $  20,787,426      1,381,808   $  13,862,395       439,605
                       ==============   ===============   ============   =============   ============   =============   ===========
MANAGED INDEX 500:
 Sold                       5,036,431   $    51,930,519      3,830,029   $  39,781,278      2,946,974   $  30,485,649       680,997
 Redeemed                  (3,138,625)      (33,079,610)      (495,275)     (5,091,324)      (473,450)     (4,945,937)     (194,743)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase             1,897,806   $    18,850,909      3,334,754   $  34,689,954      2,473,524   $  25,539,712       486,254
                       ==============   ===============   ============   =============   ============   =============   ===========

                         CLASS X
                       ------------
                          AMOUNT
                       ------------
HIGH YIELD BOND:
 Sold                  $  9,502,750
 Reinvested               1,522,108
 Redeemed               (11,558,614)
                       ------------
   Net Increase/
     (Decrease)        $   (533,756)
                       ============
GROWTH:
 Sold                  $ 14,184,690
 Reinvested                 385,475
 Redeemed                (5,067,039)
                       ------------
   Net Increase        $  9,503,126
                       ============
GROWTH AND INCOME:
 Sold                  $ 13,754,575
 Redeemed                (8,027,453)
                       ------------
   Net Increase        $  5,727,122
                       ============
OVERSEAS GROWTH:
 Sold                  $ 26,436,877
 Redeemed               (10,955,598)
                       ------------
   Net Increase        $ 15,481,279
                       ============
MARSICO CAPITAL
 GROWTH:
 Sold                  $ 39,577,425
 Redeemed               (13,220,517)
                       ------------
   Net Increase        $ 26,356,908
                       ============
NEUBERGER MID-CAP
 GROWTH:
 Sold                  $ 33,695,105
 Redeemed               (10,267,281)
                       ------------
   Net Increase        $ 23,427,824
                       ============
MID-CAP VALUE:
 Sold                  $  5,804,052
 Reinvested                  95,935
 Redeemed                (1,833,932)
                       ------------
   Net Increase        $  4,066,055
                       ============
INTERNATIONAL EQUITY:
 Sold                  $  4,988,474
 Redeemed                  (508,809)
                       ------------
   Net Increase        $  4,479,665
                       ============
MANAGED INDEX 500:
 Sold                  $  7,106,862
 Redeemed                (2,047,649)
                       ------------
   Net Increase        $  5,059,213
                       ============

                                   CLASS A                          CLASS B                        CLASS C                CLASS X
                       --------------------------------   ----------------------------   ----------------------------   -----------
                           SHARES           AMOUNT           SHARES         AMOUNT          SHARES         AMOUNT         SHARES
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
GROWTH WITH INCOME:
 Sold                         765,778   $     7,956,011      1,797,481   $  18,564,884        847,712   $   8,746,429       385,184
 Redeemed                     (85,466)         (891,309)      (285,092)     (2,928,633)      (221,362)     (2,302,120)      (58,864)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase               680,312   $     7,064,702      1,512,389   $  15,636,251        626,350   $   6,444,309       326,320
                       ==============   ===============   ============   =============   ============   =============   ===========
SCUDDER SMALL-CAP
 GROWTH:
 Sold                       3,057,168   $    26,690,475      4,118,138   $  35,698,518      2,313,356   $  20,168,766       701,684
 Redeemed                    (930,699)       (7,961,339)      (650,708)     (5,503,618)      (488,104)     (4,103,984)     (142,644)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase             2,126,469   $    18,729,136      3,467,430   $  30,194,900      1,825,252   $  16,064,782       559,040
                       ==============   ===============   ============   =============   ============   =============   ===========
ALL-CAP GROWTH:
 Sold                         403,359   $     3,987,855        448,423   $   4,376,540        501,352   $   4,855,214        41,214
 Redeemed                      (2,209)          (21,430)          (254)         (2,422)          (241)         (2,417)          (54)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase               401,150   $     3,966,425        448,169   $   4,374,118        501,111   $   4,852,797        41,160
                       ==============   ===============   ============   =============   ============   =============   ===========
ALL-CAP VALUE:
 Sold                         148,347   $     1,476,422        334,002   $   3,320,257        307,364   $   3,050,188        21,146
 Redeemed                          (8)              (84)       (51,909)       (513,867)        (2,409)        (23,803)          (11)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase               148,339   $     1,476,338        282,093   $   2,806,390        304,955   $   3,026,385        21,135
                       ==============   ===============   ============   =============   ============   =============   ===========
TECHNOLOGY:
 Sold                         539,801   $     5,325,680      1,317,183   $  12,644,995        802,003   $   7,703,770       118,104
 Redeemed                     (10,094)          (96,968)       (40,064)       (390,425)        (4,410)        (40,297)       (9,717)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase               529,707   $     5,228,712      1,277,119   $  12,254,570        797,593   $   7,663,473       108,387
                       ==============   ===============   ============   =============   ============   =============   ===========
JANUS MID-CAP GROWTH:
 Sold                         312,558   $     3,084,789        891,050   $   8,664,047        474,314   $   4,691,643        73,600
 Redeemed                      (5,912)          (59,067)        (5,868)        (58,444)       (25,139)       (249,707)       (6,041)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase               306,646   $     3,025,722        885,182   $   8,605,603        449,175   $   4,441,936        67,559
                       ==============   ===============   ============   =============   ============   =============   ===========
MANAGED OTC:
 Sold                         925,841   $     8,461,483      1,492,784   $  12,985,960        850,298   $   7,516,285       111,631
 Redeemed                     (68,335)         (657,728)       (27,609)       (240,507)        (6,417)        (50,930)       (9,968)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase               857,506   $     7,803,755      1,465,175   $  12,745,453        843,881   $   7,465,355       101,663
                       ==============   ===============   ============   =============   ============   =============   ===========
INTERNATIONAL GROWTH:
 Sold                       3,685,629   $    42,946,635      2,073,513   $  25,607,077      3,786,526   $  45,057,242       379,206
 Redeemed                  (2,275,120)      (26,557,398)      (321,266)     (3,928,250)    (2,719,694)    (32,343,113)     (191,223)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase             1,410,509   $    16,389,237      1,752,247   $  21,678,827      1,066,832   $  12,714,129       187,983
                       ==============   ===============   ============   =============   ============   =============   ===========
JANUS CAPITAL GROWTH:
 Sold                      67,765,191   $ 1,722,816,087     35,111,918   $ 800,772,342     13,392,061   $ 306,616,819     3,402,035
 Redeemed                 (58,102,228)   (1,472,804,685)    (9,658,218)   (216,057,797)    (3,853,444)    (85,339,720)   (1,699,527)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase             9,662,963   $   250,011,402     25,453,700   $ 584,714,545      9,538,617   $ 221,277,099     1,702,508
                       ==============   ===============   ============   =============   ============   =============   ===========
EQUITY INCOME:
 Sold                       2,463,635   $    34,440,615      5,357,013   $  74,597,178      2,197,651   $  30,586,322       931,867
 Reinvested                    76,367         1,046,979        154,211       2,120,144         65,362         898,003        62,985
 Redeemed                  (1,129,186)      (15,771,907)    (1,838,992)    (25,564,968)      (880,255)    (12,265,206)     (559,825)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase             1,410,816   $    19,715,687      3,672,232   $  51,152,354      1,382,758   $  19,219,119       435,027
                       ==============   ===============   ============   =============   ============   =============   ===========

                         CLASS X
                       ------------
                          AMOUNT
                       ------------
GROWTH WITH INCOME:
 Sold                  $  3,977,770
 Redeemed                  (614,394)
                       ------------
   Net Increase        $  3,363,376
                       ============
SCUDDER SMALL-CAP
 GROWTH:
 Sold                  $  6,122,398
 Redeemed                (1,244,463)
                       ------------
   Net Increase        $  4,877,935
                       ============
ALL-CAP GROWTH:
 Sold                  $    403,314
 Redeemed                      (521)
                       ------------
   Net Increase        $    402,793
                       ============
ALL-CAP VALUE:
 Sold                  $    212,003
 Redeemed                      (104)
                       ------------
   Net Increase        $    211,899
                       ============
TECHNOLOGY:
 Sold                  $  1,156,125
 Redeemed                   (92,829)
                       ------------
   Net Increase        $  1,063,296
                       ============
JANUS MID-CAP GROWTH:
 Sold                  $    732,509
 Redeemed                   (60,010)
                       ------------
   Net Increase        $    672,499
                       ============
MANAGED OTC:
 Sold                  $    964,034
 Redeemed                   (87,707)
                       ------------
   Net Increase        $    876,327
                       ============
INTERNATIONAL GROWTH:
 Sold                  $  4,716,854
 Redeemed                (2,374,873)
                       ------------
   Net Increase        $  2,341,981
                       ============
JANUS CAPITAL GROWTH:
 Sold                  $ 77,631,535
 Redeemed               (38,394,825)
                       ------------
   Net Increase        $ 39,236,710
                       ============
EQUITY INCOME:
 Sold                  $ 12,964,175
 Reinvested                 864,057
 Redeemed                (7,717,754)
                       ------------
   Net Increase        $  6,110,478
                       ============

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                   CLASS A                          CLASS B                        CLASS C                CLASS X
                       --------------------------------   ----------------------------   ----------------------------   -----------
                           SHARES           AMOUNT           SHARES         AMOUNT          SHARES         AMOUNT         SHARES
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
TOTAL RETURN BOND:
 Sold                       8,427,489   $    85,030,125      6,191,385   $  61,743,996      2,252,744   $  22,533,321       987,735
 Reinvested                   130,183         1,313,955        380,032       3,797,190        114,601       1,144,189        99,949
 Redeemed                  (7,429,467)      (74,941,607)    (4,799,508)    (47,779,577)    (2,243,870)    (22,445,065)     (942,213)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase             1,128,205   $    11,402,473      1,771,909   $  17,761,609        123,475   $   1,232,445       145,471
                       ==============   ===============   ============   =============   ============   =============   ===========
MONEY MARKET:
 Sold                   3,522,612,378   $ 3,522,612,378    275,152,239   $ 275,152,239    331,393,211   $ 331,393,211    74,570,286
 Reinvested                 3,089,814         3,089,814      2,863,105       2,863,105      1,148,712       1,148,712       817,501
 Redeemed              (3,460,113,146)   (3,460,113,146)  (281,231,828)   (281,231,828)  (329,723,782)   (329,723,782)  (85,140,800)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase/
     (Decrease)            65,589,046   $    65,589,046     (3,216,484)  $  (3,216,484)     2,818,141   $   2,818,141    (9,753,013)
                       ==============   ===============   ============   =============   ============   =============   ===========

                         CLASS X
                       ------------
                          AMOUNT
                       ------------
TOTAL RETURN BOND:
 Sold                  $  9,891,796
 Reinvested                 999,014
 Redeemed                (9,424,627)
                       ------------
   Net Increase        $  1,466,183
                       ============
MONEY MARKET:
 Sold                  $ 74,570,286
 Reinvested                 817,501
 Redeemed               (85,140,800)
                       ------------
   Net Increase/
     (Decrease)        $ (9,753,013)
                       ============

5. TAX MATTERS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ALL FUNDS -- Each Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income, including any net realized gains on investments, to shareholders. Accordingly, no provision for federal income or excise tax has been made.

     Income and capital gains of the Funds are determined in accordance with both tax regulations and generally accepted accounting principles. Such may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. Temporary differences that result in over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences in the recognition of earnings are reclassified to additional paid-in capital. Distributions in excess of tax-basis earnings are recorded as a return of capital.

CAPITAL LOSS CARRYFORWARDS -- At October 31, 2000, the following Funds had, for federal income tax purposes, capital loss carryforwards available to offset future net realized capital gains.

                                                          EXPIRING IN
                                      ----------------------------------------------------
                                       2005         2006          2007            2008
                                      -------    ----------    -----------    ------------
International Small Cap               $    --    $       --    $        --    $ 36,534,512
Janus Small-Cap Growth                     --            --             --      32,685,457
Strategic Balanced                         --            --             --       1,622,189
High Yield Bond                         4,183        17,619        327,379       1,538,529
Overseas Growth                            --     2,242,636      3,428,829       3,770,566
Marsico Capital Growth                     --       682,762      7,950,369      43,400,517
Neuberger Mid-Cap Growth                   --            --      1,874,798       7,545,394
International Equity                       --            --             --       3,689,149
Growth with Income                         --            --             --         900,804
Scudder Small-Cap Growth                   --            --             --       6,178,761
All-Cap Growth                             --            --             --         209,132
Technology                                 --            --             --         195,454
Janus Mid-Cap Growth                       --            --             --          17,950
Managed OTC                                --            --             --       1,097,897
International Growth                       --        73,332         49,869       1,639,901
Janus Capital Growth                   38,807     4,789,881     52,015,103     304,073,150
Equity Income                              --            --             --         885,606
Total Return Bond                          --            --      1,499,612       1,002,623

6. PORTFOLIO SECURITIES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NON-FEEDER FUNDS -- Purchases and sales of securities, other than U.S. government securities and short-term obligations, during the period ended April 30, 2001, were as follows:

                                             PURCHASES         SALES
                                            ------------    ------------
International Small Cap                     $343,531,469    $341,128,054
Janus Small-Cap Growth                        84,860,962     107,522,517
Small-Cap Value                               62,937,006      51,839,788
Strategic Balanced                            85,529,929      69,341,346
High Yield Bond                               34,466,246      16,214,267
Growth                                       101,012,039      83,552,170
Growth and Income                            169,404,643     126,140,208
Overseas Growth                              156,758,432     173,742,762
Marsico Capital Growth                       598,015,198     496,255,885
Neuberger Mid-Cap Growth                     227,465,189     186,323,540
Mid-Cap Value                                246,052,589     182,002,116
International Equity                          47,177,510      24,709,457
Managed Index 500                             43,396,468      12,137,536
Growth with Income                            27,339,539      11,805,615
Scudder Small-Cap Growth                      39,667,288      27,388,098
All-Cap Growth                                28,791,068       7,013,441
All-Cap Value                                 42,128,697       7,177,497
Technology                                    41,123,661      11,659,528
Janus Mid-Cap Growth                          35,822,489      15,043,244
Managed OTC                                   32,559,790      11,731,035
Growth + Value                                 1,729,448          19,752
Health Sciences                                2,387,998          50,499
Core Value                                     2,407,515              --
Tax Managed                                      740,111              --

     Purchases and sales of U.S. government securities, during the period ended April 30, 2001, were as follows:

                                               PURCHASES        SALES
                                              -----------    -----------
Strategic Balanced                            $41,269,171    $37,902,686
High Yield Bond                                  260,688          42,375

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

     At April 30, 2001, the cost and unrealized appreciation or depreciation in value of the investments owned by the Non-Feeder Funds, for federal income tax purposes, were as follows:

                                                                                     NET
                                                 GROSS            GROSS           UNREALIZED
                               AGGREGATE       UNREALIZED       UNREALIZED       APPRECIATION
                                  COST        APPRECIATION    (DEPRECIATION)    (DEPRECIATION)
                              ------------    ------------    --------------    --------------
International Small Cap       $124,099,281    $ 6,532,077      $ (3,017,481)     $  3,514,596
Janus Small-Cap Growth         218,995,197     37,834,284       (39,752,828)       (1,918,544)
Small-Cap Value                134,694,694     17,638,103        (5,700,976)       11,937,127
Strategic Balanced             189,988,484     13,282,344        (8,584,586)        4,697,758
High Yield Bond                167,413,970      2,691,877       (29,481,887)      (26,790,010)
Growth                         153,804,431     10,010,662       (13,890,640)       (3,879,978)
Growth and Income              275,432,356     44,665,291        (9,668,594)       34,996,697
Overseas Growth                382,558,706     42,893,823       (30,724,041)       12,169,782
Marsico Capital Growth         888,205,715     77,399,329       (30,468,429)       46,930,900
Nueberger Mid-Cap Growth       306,136,464     29,725,243       (40,385,259)      (10,660,016)
Mid-Cap Value                  168,163,056     20,271,193        (1,418,363)       18,852,830
International Equity            80,937,383      1,571,302        (4,592,172)       (3,020,870)
Managed Index 500              105,204,399      8,055,897        (8,794,334)         (738,437)
Growth with Income              43,686,639      3,589,745        (2,219,053)        1,370,692
Scudder Small-Cap Growth        62,735,712      6,755,334        (7,142,652)         (387,318)
All-Cap Growth                  33,430,315      1,314,270        (2,215,391)         (901,121)
All-Cap Value                   52,242,626      3,086,994        (1,249,677)        1,837,317
Technology                      44,939,546      1,062,003       (10,904,456)       (9,842,453)
Janus Mid-Cap Growth            33,126,150      1,507,842        (6,592,647)       (5,084,805)
Managed OTC                     35,030,936        896,456        (9,490,586)       (8,594,130)
Growth + Value                   1,923,279        122,264            (7,257)          115,007
Health Sciences                  3,155,811        203,077            (2,846)          200,231
Core Value                       2,571,088        118,648           (22,155)           96,493
Tax Managed                        886,128         39,708            (8,573)           31,135

7. WRITTEN OPTIONS TRANSACTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Written options transactions, during the Period ended April 30, 2001, were as follows:

                                                                            TECHNOLOGY
                                                                     ------------------------
                                                                     NUMBER OF
                                                                     CONTRACTS        PREMIUM
                                                                     ---------        -------
            Balance at beginning of period                               --           $    --

            Written                                                      35            23,362

            Expired                                                      --                --

            Exercised                                                    --                --

            Closed                                                      (10)           (6,675)

                                                                        ---           -------

            Balance at end of period                                     25           $16,687

                                                                        ===           =======

     At April 30, 2001, Technology had sufficient cash and/or securities at least equal to the value of written options.

8. LINE OF CREDIT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ALL FUNDS -- The Funds and other affiliated funds participate in a $100 million unsecured, committed line of credit, provided by a syndication of banks, under a line of credit agreement. Borrowings may be made for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Any borrowings must be repaid within 30 days of their receipt. Interest is charged to each Fund, based on its borrowings, at a premium above the Federal Funds Rate. In addition, a commitment fee, equal to an annual rate of 0.09% of the average daily unused portion of the line of credit, is allocated among the participants at the end of each quarter. During the period ended April 30, 2001, there were no borrowings under the agreement.

                         AMERICAN SKANDIA MASTER TRUST
                            SCHEDULES OF INVESTMENTS
                                 APRIL 30, 2001
                                  (UNAUDITED)

              ASMT AMERICAN CENTURY INTERNATIONAL GROWTH PORTFOLIO
                      ASMT JANUS CAPITAL GROWTH PORTFOLIO
                      ASMT INVESCO EQUITY INCOME PORTFOLIO
                     ASMT PIMCO TOTAL RETURN BOND PORTFOLIO
                        ASMT JPM MONEY MARKET PORTFOLIO

ASMT AMERICAN CENTURY INTERNATIONAL GROWTH PORTFOLIO

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
FOREIGN STOCK -- 89.1%
  AUSTRALIA -- 1.1%
    Broken Hill Proprietary
      Co. Ltd.                50,020   $    549,782
    Coles Myer Ltd.          110,898        391,954
    National Australia Bank
      Ltd.                    19,598        301,289
                                       ------------
                                          1,243,025
                                       ------------

  BELGIUM -- 0.5%
    Dexia                      3,642        574,405
                                       ------------

  BRAZIL -- 0.1%
    Banco Itau SA            680,000         55,290
                                       ------------

  CANADA -- 3.0%
    Alberta Energy Co. Ltd.    5,500        270,440
    Bombardier, Inc. Cl-B     31,700        456,989
    Canadian Pacific Ltd.      7,700        301,609
    Celestica, Inc.*           5,900        301,490
    National Bank of Canada   12,600        216,905
    Petro-Canada              16,900        467,465
    Precision Drilling
      Corp.*                   8,941        376,615
    Suncor Energy, Inc.       14,700        411,873
    Talisman Energy, Inc.     10,485        427,185
                                       ------------
                                          3,230,571
                                       ------------

  DENMARK -- 3.1%
    Danske Bank AS            16,500        265,582
    ISS AS*                   12,000        698,479
    Novo Nordisk AS Cl-B      63,055      2,396,877
                                       ------------
                                          3,360,938
                                       ------------
  FINLAND -- 0.3%
    Nokia Corp. Cl-A [ADR]    11,000        376,090
                                       ------------

  FRANCE -- 13.0%
    Alstom SA                  8,161        235,141
    Altran Technologies SA     7,646        494,834
    Aventis SA                29,300      2,267,694
    AXA SA                     2,001        235,940
    Cap Gemini SA              1,650        238,291
    Carrefour Supermarche
      SA                       6,333        365,224
    European Aeronautic
      Defense SA              31,100        565,219
    France Telecom SA          9,081        660,161
    Groupe Danone SA           4,400        571,469
    L' Air Liquide SA          3,883        584,531
    Lafarge SA                 3,900        374,451
    Sanofi SA                  9,181        550,223
    STMicroelectronics NV
      NY Reg.                 11,900        481,355
    Suez Lyonnaise des Eaux
      SA                       9,100      1,344,061
    Total Fina SA Cl-B         9,800      1,459,613
    Usinor SA                 18,400        240,283
    Vinci SA                  14,800        865,980

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
    Vivendi Environment SA    11,500   $    503,240
    Vivendi Universal SA      28,651      1,982,510
                                       ------------
                                         14,020,220
                                       ------------

  GERMANY -- 6.7%
    Allianz AG                 2,787        801,778
    Bayerische Motoren
      Werke AG                14,813        491,153
    Deutsche Bank AG          12,000        976,090
    Deutsche Telekom AG       18,600        484,800
    Infineon Technologies
      AG [ADR]                18,530        804,959
    Marschollek,
      Lautenschlaeger Und
      Partner AG              10,460      1,173,072
    Muenchener
      Rueckversicherung AG
      144A                     2,055        582,083
    Preussag AG               14,800        495,971
    SAP AG Pfd.                4,000        636,542
    Schering AG                6,000        299,423
    Veba AG                   10,200        512,274
                                       ------------
                                          7,258,145
                                       ------------

  HONG KONG -- 0.7%
    Cheung Kong Holdings
      Ltd.                    41,000        457,367
    Hutchison Whampoa Ltd.    24,000        259,264
                                       ------------
                                            716,631
                                       ------------

  IRELAND -- 0.9%
    CRH PLC                   20,900        349,454
    Elan Corp. PLC [ADR]*     12,080        605,812
                                       ------------
                                            955,266
                                       ------------

  ISRAEL -- 0.5%
    Check Point Software
      Technologies Ltd.*       3,350        210,146
    Teva Pharmaceutical
      Industries Ltd. [ADR]    6,600        359,370
                                       ------------
                                            569,516
                                       ------------

  ITALY -- 4.4%
    Alleanza Assicurazioni
      SPA                     63,000        797,016
    Banco Intesa SPA         174,734        655,270
    Ente Nazionale
      Idrocarburi SPA        223,100      1,526,931
    Mondadori, (Arnoldo)
      Editore SPA             80,700        772,680
    Telecom Italia SPA        94,550      1,050,304
                                       ------------
                                          4,802,201
                                       ------------

  JAPAN -- 14.7%
    Ajinomoto Co., Inc.       38,000        387,582
    Canon, Inc.               27,000      1,060,023
    Eisai Co. Ltd.            21,000        538,876

                                                   AMERICAN SKANDIA MASTER TRUST

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
    Honda Motor Co. Ltd.      16,000   $    643,704
    Hoya Corp.                 4,000        262,274
    Ito-Yokado Co. Ltd.       11,000        613,510
    JUSCO Co. Ltd.            13,000        325,171
    Kao Corp.                 12,000        305,015
    Keyence Corp.              2,400        522,605
    Mitsubishi Heavy
      Industries Ltd.        202,000        825,758
    NEC Corp.                 75,000      1,369,045
    Nintendo Co. Ltd.          4,600        741,005
    Nitto Denko Corp.         27,000        880,803
    Nomura Securities Co.
      Ltd.                    49,000      1,035,253
    NTT Mobile
      Communication
      Network, Inc.               62      1,274,780
    Sony Corp.                12,400        927,478
    Sumitomo Bank Ltd.        53,000        495,099
    Takeda Chemical
      Industries Ltd.         11,000        530,700
    Tokio Marine & Fire
      Insurance Co. Ltd.      39,000        410,410
    Toshiba Corp.             71,000        466,111
    Toyota Motor Corp.        19,500        648,763
    Tyco International Ltd.   31,800      1,697,165
                                       ------------
                                         15,961,130
                                       ------------
  KOREA -- 1.8%
    Hyundai Motor Co. Ltd.    36,700        574,047
    Samsung Electronics Co.    7,985      1,388,432
                                       ------------
                                          1,962,479
                                       ------------
  MEXICO -- 0.3%
    Group Financiero
      Bancomer SA*           234,000        187,978
    Wal-Mart de Mexico SA
      de CV Cl-V              68,000        163,953
                                       ------------
                                            351,931
                                       ------------

  NETHERLANDS -- 8.0%
    Gucci Group NV NY Reg.     4,400        400,620
    ING Groep NV              28,520      1,946,137
    Koninklijke (Royal)
      Philips Electronics
      NV                      17,030        524,524
    Koninklijke Ahold NV      66,000      2,047,928
    Royal Dutch Petroleum
      Co.                     14,900        886,997
    TNT Post Group NV         10,680        251,384
    Unilever NV               18,380      1,039,606
    VNU NV                    28,980      1,203,678
    Wolters Kluwer NV         14,520        401,370
                                       ------------
                                          8,702,244
                                       ------------

  RUSSIA -- 0.4%
    Lukoil Holdings [ADR]     10,600        440,960
                                       ------------

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------

  SOUTH AFRICA -- 0.5%
    South African Breweries
      PLC                     78,718   $    537,226
                                       ------------

  SPAIN -- 2.0%
    Banco Popular Espanol
      SA                      17,800        635,010
    Telefonica SA             88,635      1,499,291
                                       ------------
                                          2,134,301
                                       ------------

  SWEDEN -- 1.5%
    Ericsson, (L.M.)
      Telephone Co. [ADR]     59,700        383,871
    Nordbanken Holding Co.
      AB                      61,995        374,226
    Securitas AB Cl-B         42,595        827,347
                                       ------------
                                          1,585,444
                                       ------------

  SWITZERLAND -- 6.1%
    Credit Suisse Group        6,400      1,193,431
    Julius Baer Holdings AG
      Cl-B                       274      1,187,713
    Nestle SA                    468        969,003
    Novartis AG                1,267      1,968,973
    Swatch Group AG              899        995,474
    Syngenta AG Reg.*          5,205        263,726
                                       ------------
                                          6,578,320
                                       ------------
  TAIWAN -- 0.3%
    Windbond Electronics
      Corp.                  271,000        317,821
                                       ------------

  UNITED KINGDOM -- 19.2%
    ARM Holdings PLC*         55,543        305,173
    Barclays PLC              25,300        814,494
    British American
      Tobacco PLC             59,000        478,652
    British
      Telecommunications
      PLC                     81,300        649,097
    Canary Wharf Finance
      PLC*                    53,563        413,851
    Capita Group PLC          78,300        554,004
    Centrica PLC             465,076      1,575,429
    Compass Group PLC*        84,654        649,228
    Diageo PLC               150,814      1,586,039
    Dixons Group PLC         122,800        428,719
    Energis PLC*              83,357        434,139
    Glaxo Wellcome PLC
      [ADR]                   11,200        599,984
    Great Universal Stores
      PLC                     38,200        294,876
    Hays PLC                  93,800        445,580
    International Power
      PLC*                   110,900        477,224
    Logica PLC                22,013        314,966
    Misys PLC                 32,300        294,393
    Next PLC                  47,100        613,938

ASMT AMERICAN CENTURY INTERNATIONAL GROWTH PORTFOLIO

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
    Prudential PLC            37,000   $    433,052
    Reckitt Benckiser PLC     54,500        743,536
    Reed International PLC   142,300      1,410,987
    Rentokil Initial PLC     261,200        710,087
    Royal & Sun Alliance
      Insurance Group PLC    181,800      1,287,609
    Royal Bank of Scotland
      Group PLC               40,000        926,599
    Safeway PLC              156,200        719,651
    Spirent PLC               68,300        402,627
    Telewest Communications
      PLC*                   171,400        336,595
    Tesco PLC                231,500        828,087
    Vodafone AirTouch PLC    573,868      1,742,788
    WPP Group PLC             21,100        252,844
                                       ------------
                                         20,724,248
                                       ------------
TOTAL FOREIGN STOCK
  (Cost $94,648,537)                     96,458,402
                                       ------------
                                 PAR
                               (000)
                               -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 18.8%
    Federal Home Loan Bank
      4.50%, 05/01/01
  (Cost $20,300,000)         $20,300     20,300,000
                                       ------------
                              SHARES
                              ------
U.S. STOCK -- 3.3%
  INSURANCE -- 0.8%
    AFLAC, Inc.               28,000        890,400
                                       ------------

  METALS & MINING -- 0.6%
    Alcan, Inc.               14,344        638,308
                                       ------------

  OIL & GAS -- 0.8%
    Transocean Sedco Forex,
      Inc.                    16,800        911,904
                                       ------------

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------

 TELECOMMUNICATIONS -- 1.1%
    Amdocs Ltd.*              11,200   $    659,680
    NTL, Inc.*                14,800        430,532
                                       ------------
                                          1,090,212
                                       ------------
TOTAL U.S. STOCK
  (Cost $3,412,514)                       3,530,824
                                       ------------
TOTAL INVESTMENTS -- 111.2%
  (Cost $118,361,051)                   120,289,226
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (11.2%)               (12,072,466)
                                       ------------
NET ASSETS -- 100.0%                   $108,216,760
                                       ============

Foreign currency exchange contracts outstanding at April 30, 2001:

                                                                  UNREALIZED
SETTLEMENT           CONTRACTS TO    IN EXCHANGE   CONTRACTS    APPRECIATION/
MONTH        TYPE      RECEIVE           FOR        AT VALUE    (DEPRECIATION)
------------------------------------------------------------------------------

05/01        Buy      AUD  201,261   $  102,003    $  102,783      $   780

05/01        Buy     GBP   433,405      621,567       620,108       (1,459)

05/01        Buy    JPY 78,947,049      640,471       639,352       (1,119)

05/01        Buy      MXP  104,022       11,240        11,243            3

                                     ----------    ----------      -------

                                     $1,375,281    $1,373,486      $(1,795)

                                     ==========    ==========      =======

                                                                   UNREALIZED
SETTLEMENT           CONTRACTS TO     IN EXCHANGE   CONTRACTS    APPRECIATION/
MONTH        TYPE       DELIVER           FOR        AT VALUE    (DEPRECIATION)
-------------------------------------------------------------------------------

05/01        Sell    CHF    805,703   $  470,264    $  464,476      $ 5,788

05/01        Sell     EUR   506,849      456,486       449,359        7,127

05/01        Sell    HKD  1,085,163      139,131       139,144          (13)

05/01        Sell   JPY 326,868,600    2,680,829     2,657,756       23,073

05/01        Sell    SEK    255,050       25,223        24,835          388

05/01        Sell     ZAR   177,139       22,098        22,080           18

                                      ----------    ----------      -------

                                      $3,794,031    $3,757,650      $36,381

                                      ==========    ==========      =======

                                                   AMERICAN SKANDIA MASTER TRUST

-------------------------------------------------------

The following is a breakdown of the foreign stock portion of the Fund, by industry classification, as of April 30, 2001. Percentages are based on net assets.

INDUSTRY
-------
Advertising                                   0.2%
Aerospace                                     0.9%
Agriculture                                   0.4%
Automobile Manufacturers                      2.2%
Beverages                                     2.0%
Broadcasting                                  0.4%
Building Materials                            0.7%
Business Services                             1.6%
Chemicals                                     1.6%
Clothing & Apparel                            0.4%
Computer Services & Software                  1.6%
Conglomerates                                 3.9%
Construction                                  1.3%
Consumer Products & Services                  1.7%
Electronic Components & Equipment             6.0%
Entertainment & Leisure                       0.7%
Environmental Services                        1.1%
Financial -- Bank & Trust                     8.0%
Financial Services                            2.5%
Food                                          7.0%
Healthcare Services                           0.2%
Insurance                                     6.0%
Machinery & Equipment                         1.0%
Metals & Mining                               0.7%
Office Equipment                              1.0%
Oil & Gas                                     7.3%
Pharmaceuticals                               9.2%
Printing & Publishing                         3.1%
Real Estate                                   0.8%
Retail & Merchandising                        3.5%
Semiconductors                                1.8%
Telecommunications                            8.6%
Transportation                                0.5%
Utilities                                     1.2%
                                             -----
TOTAL                                        89.1%
                                             =====

-------------------------------------------------------
Unless otherwise noted, all stocks are common stock. Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing security.
144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

See Notes to Financial Statements.

ASMT JANUS CAPITAL GROWTH PORTFOLIO

----------------------------------------------------
                            SHARES             VALUE
----------------------------------------------------
COMMON STOCK -- 76.1%
  AUTOMOBILE MANUFACTURERS -- 0.6%
    General Motors
      Corp. Cl-H*          442,470    $    9,402,488
                                      --------------
  BEVERAGES -- 2.8%
    Coca-Cola Co.          976,135        45,087,676
                                      --------------

  COMPUTER HARDWARE -- 4.6%
    EMC Corp.*(S.)       1,235,170        48,912,732
    Handspring,
      Inc.*(S.)            671,925        10,233,418
    Palm, Inc.*          1,658,693        13,286,131
                                      --------------
                                          72,432,281
                                      --------------

  COMPUTER SERVICES & SOFTWARE -- 7.2%
    Microsoft Corp.*       325,950        22,083,113
    Sun Microsystems,
      Inc.*                659,145        11,284,562
    Veritas Software
      Corp.*(S.)         1,362,138        81,197,046
                                      --------------
                                         114,564,721
                                      --------------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 11.5%
    Aether Systems,
      Inc.*                807,350        12,166,765
    Flextronics
      International
      Ltd.*(S.)          1,410,015        37,915,303
    General Electric
      Co.(S.)            1,982,345        96,203,202
    Sanmina
      Corp.*(S.)         1,189,375        34,670,281
                                      --------------
                                         180,955,551
                                      --------------

  ENTERTAINMENT & LEISURE -- 19.4%
    AOL Time Warner,
      Inc.*(S.)          5,098,495       257,473,997
    Viacom, Inc.
      Cl-B*(S.)            930,654        48,449,847
                                      --------------
                                         305,923,844
                                      --------------
  FINANCIAL SERVICES -- 7.2%
    Goldman Sachs
      Group, Inc.(S.)      459,080        41,822,188
    Merrill Lynch &
      Co., Inc.            524,110        32,337,587
    Schwab, (Charles)
      Corp.(S.)          2,043,030        40,451,994
                                      --------------
                                         114,611,769
                                      --------------

----------------------------------------------------
                            SHARES             VALUE
----------------------------------------------------

  INSURANCE -- 3.9%
    American
      International
      Group, Inc.          752,345    $   61,541,821
                                      --------------

  INTERNET SERVICES -- 0.3%
    Juniper Networks,
      Inc.*(S.)             72,825         4,298,860
                                      --------------

  OIL & GAS -- 6.3%
    BP Amoco PLC [ADR]     173,875         9,403,160
    Enron Corp.(S.)        704,140        44,163,661
    EOG Resources, Inc.    100,000         4,639,000
    Exxon Mobil Corp.      335,730        29,745,678
    Royal Dutch
      Petroleum Co. NY
      Reg.                 199,670        11,886,355
                                      --------------
                                          99,837,854
                                      --------------

  PHARMACEUTICALS -- 2.5%
    Pfizer, Inc.           898,299        38,896,347
                                      --------------

  RETAIL & MERCHANDISING -- 1.7%
    Home Depot, Inc.       585,430        27,573,753
                                      --------------

  TELECOMMUNICATIONS -- 8.1%
    China Mobile Ltd.
      [ADR]*(S.)           563,510        14,268,073
    Ciena Corp.*(S.)        72,825         4,009,745
    EchoStar
      Communications
      Corp. Cl-A*(S.)      413,940        12,401,642
    Level 3
      Communications,
      Inc.*(S.)            628,280         8,940,424
    Nokia Corp. Cl-A
      [ADR](S.)          2,610,580        89,255,731
                                      --------------
                                         128,875,615
                                      --------------
TOTAL COMMON STOCK
  (Cost $1,246,432,951)                1,204,002,580
                                      --------------

                                                   AMERICAN SKANDIA MASTER TRUST

----------------------------------------------------
                               PAR
                             (000)             VALUE
----------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 22.0%
    Federal Home Loan
      Bank
      4.58%, 06/15/01    $  50,000    $   49,694,667
      4.65%, 05/02/01       25,000        24,996,771
      4.75%, 05/08/01       25,000        24,976,910
      4.77%, 05/08/01       30,000        29,972,174
      4.78%, 05/24/01       30,000        29,903,725
      4.88%, 05/09/01        5,000         4,994,297
      4.93%, 05/17/01       50,000        49,884,873
      4.95%, 05/09/01        5,000         4,994,216
                                      --------------
                                         219,417,633
                                      --------------

    Federal Home Loan
      Mortgage Corp.
      4.30%, 05/24/01       15,000        14,958,792
      4.58%, 06/05/01       25,000        24,888,681
      4.77%, 05/01/01       25,000        25,000,000
      4.79%, 05/08/01       25,000        24,976,715
                                      --------------
                                          89,824,188
                                      --------------
    Federal National
      Mortgage Assoc.
      5.11%, 05/03/01       40,000        39,989,021
                                      --------------
  (Cost $349,260,343)                    349,230,842
                                      --------------
                            SHARES
                            ------
FOREIGN STOCK -- 1.6%

  TELECOMMUNICATIONS
    America Movil-
      Series L - (MXP)     316,240         5,818,816
    China Telecom
      Ltd. - (HKD)*      4,000,000        19,643,569
                                      --------------
  (Cost $32,309,724)                      25,462,385
                                      --------------

CORPORATE OBLIGATIONS -- 0.0%
  ENTERTAINMENT & LEISURE
    Venetian Casino
      Resort LLC
      12.25%, 11/15/04
  (Cost $275,406)        $     275    $      294,250
                                      --------------

COMMERCIAL PAPER -- 1.1%
    Household Finance
      Corp.
      4.65%, 05/01/01
  (Cost $18,000,000)        18,000        18,000,000
                                      --------------
                            SHARES
                         ---------

SHORT-TERM INVESTMENTS -- 0.0%
    Temporary
      Investment Cash
      Fund                  28,265            28,265
    Temporary
      Investment Fund       28,265            28,265
                                      --------------
  (Cost $56,530)                              56,530
                                      --------------
TOTAL INVESTMENTS -- 100.8%
  (Cost $1,646,334,954)                1,597,046,587
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.8%)                       (12,688,722)
                                      --------------
NET ASSETS -- 100.0%                  $1,584,357,865
                                      ==============

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing security.

(S.) All or a portion of the security was on loan. (See Note 2)

See Notes to Financial Statements.

ASMT INVESCO EQUITY INCOME PORTFOLIO

----------------------------------------------------
                              SHARES           VALUE
----------------------------------------------------
COMMON STOCK -- 74.9%
  ADVERTISING -- 0.8%
    Omnicom Group,
      Inc.(S.)                34,500    $  3,030,825
                                        ------------

  AUTOMOBILE MANUFACTURERS -- 2.7%
    Ford Motor Co.            69,752       2,056,289
    General Motors Corp.      75,000       4,110,750
    General Motors Corp.
      Cl-H*                  170,000       3,612,500
                                        ------------
                                           9,779,539
                                        ------------
  BEVERAGES -- 1.8%
    Anheuser-Busch
      Companies, Inc.         84,200       3,367,158
    Coors, (Adolph) Co.
      Cl-B                    60,000       3,120,000
                                        ------------
                                           6,487,158
                                        ------------

  CHEMICALS -- 1.2%
    Dow Chemical Co.         135,000       4,515,750
                                        ------------

  COMPUTER HARDWARE -- 0.5%
    Compaq Computer
      Corp.                   97,900       1,713,250
                                        ------------

  COMPUTER SERVICES & SOFTWARE -- 1.6%
    Cisco Systems, Inc.*      81,200       1,378,776
    Microsoft Corp.*          67,000       4,539,250
                                        ------------
                                           5,918,026
                                        ------------

  CONGLOMERATES -- 1.1%
    Minnesota Mining &
      Manufacturing Co.       32,400       3,855,924
                                        ------------
  CONSUMER PRODUCTS & SERVICES -- 1.2%
    Gillette Co.             150,000       4,254,000
                                        ------------

  ELECTRONIC COMPONENTS & EQUIPMENT -- 3.0%
    General Electric Co.     110,000       5,338,300
    Texas Instruments,
      Inc.                   140,000       5,418,000
                                        ------------
                                          10,756,300
                                        ------------

  ENERGY SERVICES -- 0.9%
    ScottishPower PLC
      [ADR]                   60,000       1,512,000
    Xcel Energy, Inc.         59,200       1,847,040
                                        ------------
                                           3,359,040
                                        ------------

  ENTERTAINMENT & LEISURE -- 1.6%
    AOL Time Warner,
      Inc.*                   75,000       3,787,500
    Harrah's
      Entertainment,
      Inc.*(S.)               60,000       2,070,000
                                        ------------
                                           5,857,500
                                        ------------

----------------------------------------------------
                              SHARES           VALUE
----------------------------------------------------

  FARMING & AGRICULTURE -- 0.3%
    Monsanto Co.              31,800    $    984,210
                                        ------------

  FINANCIAL -- BANK & TRUST -- 4.8%
    Bank of New York
      Co., Inc.              120,100       6,029,020
    Charter One
      Financial, Inc.         99,880       2,926,484
    JP Morgan Chase &
      Co.                    174,000       8,348,520
                                        ------------
                                          17,304,024
                                        ------------

  FINANCIAL SERVICES -- 8.7%
    Citigroup, Inc.          120,000       5,898,000
    Fleet Financial
      Group, Inc.             90,000       3,453,300
    John Hancock
      Financial
      Services, Inc.         110,000       4,086,500
    Lehman Brothers
      Holdings, Inc.          60,000       4,365,000
    Morgan Stanley Dean
      Witter & Co.            60,000       3,767,400
    Stilwell Financial,
      Inc.(S.)               200,000       5,894,000
    Wells Fargo &
      Co.(S.)                 91,300       4,288,361
                                        ------------
                                          31,752,561
                                        ------------

  FOOD -- 3.3%
    General Mills, Inc.       70,000       2,758,700
    Heinz, (H.J.) Co.         92,900       3,637,035
    Kellogg Co.              135,900       3,465,450
    Tasty Baking Co.         140,000       2,111,200
                                        ------------
                                          11,972,385
                                        ------------

  INSURANCE -- 2.4%
    Allmerica Financial
      Corp.                  100,000       5,050,000
    MetLife, Inc.(S.)        120,000       3,480,000
    Ohio Casualty Corp.       13,000         120,900
                                        ------------
                                           8,650,900
                                        ------------

  MACHINERY & EQUIPMENT -- 1.8%
    Danaher Corp.             49,000       2,744,490
    Illinois Tool Works,
      Inc.                    59,200       3,752,096
                                        ------------
                                           6,496,586
                                        ------------

  METALS & MINING -- 1.6%
    Alcoa, Inc.               73,500       3,042,900
    Phelps Dodge Corp.        60,000       2,684,400
                                        ------------
                                           5,727,300
                                        ------------

  OIL & GAS -- 8.7%
    Apache Corp.(S.)          75,400       4,822,584
    BP Amoco PLC [ADR]        70,000       3,785,600
    Enron Corp.(S.)           20,000       1,254,400

                                                   AMERICAN SKANDIA MASTER TRUST

----------------------------------------------------
                              SHARES           VALUE
----------------------------------------------------
    Exxon Mobil Corp.         85,000    $  7,531,000
    National Fuel Gas
      Co.                     70,000       3,934,000
    Royal Dutch
      Petroleum Co. NY
      Reg.                    57,900       3,446,787
    Schlumberger Ltd.         45,000       2,983,500
    Unocal Corp.             110,000       4,197,600
                                        ------------
                                          31,955,471
                                        ------------

  PAPER & FOREST PRODUCTS -- 1.8%
    Bowater, Inc.(S.)         80,000       3,880,000
    Temple-Inland, Inc.       55,000       2,805,000
                                        ------------
                                           6,685,000
                                        ------------

  PHARMACEUTICALS -- 7.1%
    American Home
      Products Corp.         120,000       6,930,000
    Merck & Co., Inc.         57,700       4,383,469
    Pfizer, Inc.             122,500       5,304,250
    Pharmacia Corp.          102,300       5,346,198
    Schering-Plough
      Corp.                  100,000       3,854,000
                                        ------------
                                          25,817,917
                                        ------------
  PRINTING & PUBLISHING -- 1.3%
    McGraw-Hill Co.,
      Inc.                    70,000       4,534,600
                                        ------------

  RAILROADS -- 1.1%
    Kansas City Southern
      Industries, Inc.*       50,000         640,500
    Norfolk Southern
      Corp.                  165,000       3,257,100
                                        ------------
                                           3,897,600
                                        ------------
  REAL ESTATE -- 1.3%
    Archstone
      Communities Trust
      [REIT]                 110,000       2,835,800
    Equity Office
      Properties Trust
      [REIT](S.)              60,000       1,713,000
                                        ------------
                                           4,548,800
                                        ------------

  RETAIL & MERCHANDISING -- 3.1%
    RadioShack Corp.          60,000       1,837,800
    Target Corp.(S.)         136,000       5,229,200
    Wal-Mart Stores,
      Inc.                    80,000       4,139,200
                                        ------------
                                          11,206,200
                                        ------------

  SEMICONDUCTORS -- 1.8%
    Intel Corp.(S.)          130,000       4,018,300
    Maxim Integrated
      Products, Inc.*         50,000       2,555,000
                                        ------------
                                           6,573,300
                                        ------------

----------------------------------------------------
                             SHARES           VALUE
----------------------------------------------------
  TELECOMMUNICATIONS -- 7.7%
    AT&T Corp.(S.)            65,000    $  1,448,200
    AT&T Corp. Liberty
      Media Group Cl-A*      200,000       3,200,000
    BellSouth
      Corp.(S.)               75,800       3,180,568
    Crown Castle
      International
      Corp.*                  75,000       1,836,750
    EchoStar
      Communications
      Corp. Cl-A*(S.)         30,000         898,800
    Nokia Corp. Cl-A
      [ADR]                  156,000       5,333,640
    Qwest Communications
      International,
      Inc.                   103,759       4,243,743
    SBC Communications,
      Inc.                    97,272       4,012,470
    Verizon
      Communications,
      Inc.                    65,700       3,618,099
                                        ------------
                                          27,772,270
                                        ------------

  UTILITIES -- 1.7%
    Duke Energy Corp.         87,000       4,068,120
    Exelon Corp.              28,962       1,999,826
                                        ------------
                                           6,067,946
                                        ------------

TOTAL COMMON STOCK
  (Cost $248,016,826)                    271,474,382
                                        ------------
                                 PAR
                               (000)
                               -----
CORPORATE OBLIGATIONS -- 14.3%
  ADVERTISING -- 0.1%
    MDC Corp., Inc.
      10.50%, 12/01/06    $      500         455,000
                                        ------------

  BROADCASTING -- 0.4%
    Chancellor Media
      Corp. L.A. Cl-B
      8.75%, 06/15/07            250         261,250
      8.125%, 12/15/07         1,300       1,352,000
                                        ------------
                                           1,613,250
                                        ------------

  BUSINESS SERVICES -- 0.2%
    Intermedia
      Communications,
      Inc. Cl-B
      9.592%, 07/15/07
      [STEP]                   1,000         827,500
                                        ------------

  CHEMICALS -- 0.1%
    Equistar Chemicals
      L.P.
      7.55%, 02/15/26            250         185,869
                                        ------------

ASMT INVESCO EQUITY INCOME PORTFOLIO

----------------------------------------------------
                                 PAR
                               (000)           VALUE
----------------------------------------------------
COMPUTER SERVICES & SOFTWARE -- 0.3%
    Juniper Networks,
      Inc.
      4.75%, 03/15/07     $    1,500    $  1,213,125
                                        ------------

  FINANCIAL SERVICES -- 0.7%
    Resolution Funding
      Corp.
      6.068%, 04/15/09
      [ZCB]                    4,000       2,567,704
                                        ------------

  HEALTHCARE SERVICES -- 0.0%
    FHP International
      Corp.
      7.00%, 09/15/03             50          41,449
                                        ------------

  HOTELS & MOTELS -- 0.1%
    Hilton Hotels Corp.
      7.20%,
         12/15/09(S.)            250         237,801
                                        ------------

  INSURANCE -- 0.2%
    The Equitable
      Companies, Inc.
      9.00%, 12/15/04            500         546,167
                                        ------------

  INTERNET SERVICES -- 0.0%
    Call-Net
      Enterprises, Inc.
      [STEP]
      10.80%, 05/15/09           500          97,500
                                        ------------

  MEDICAL SUPPLIES & EQUIPMENT -- 0.6%
    Mallinckrodt, Inc.
      7.00%, 12/15/13          2,000       2,025,276
                                        ------------

  OIL & GAS -- 0.3%
    Atlantic Richfield
      Co.
      10.875%, 07/15/05          500         597,646
    CMS Panhandle
      Holding Co.
      6.50%, 07/15/09            500         459,471
    Gulf Canada
      Resources Ltd.
      8.25%, 03/15/17            100         105,375
                                        ------------
                                           1,162,492
                                        ------------

  PAPER & FOREST PRODUCTS -- 0.1%
    Chesapeake Corp.
      7.20%, 03/15/05            500         457,116
                                        ------------

  TELECOMMUNICATIONS -- 4.9%
    Allegiance Telecom,
      Inc. Cl-B
      10.105%, 02/15/08
      [STEP]                   1,359         862,965
    Centel Capital Corp.
      9.00%, 10/15/19            250         257,390

----------------------------------------------------
                                 PAR
                               (000)           VALUE
----------------------------------------------------
    Clearnet
      Communications,
      Inc.
      8.427%, 05/01/09
      [STEP]              $    1,500    $  1,271,250
    ESAT Telecom Group
      PLC
      9.438%, 02/01/07
      [STEP]                   1,500       1,524,374
      11.875%, 12/01/08          750         879,375
    Frontier Corp.
      7.25%, 05/15/04            500         466,471
    Global Crossing
      Holdings Ltd. 144A
      8.70%, 08/01/07          1,000         922,500
    GTE Corp.
      7.90%, 02/01/27            731         724,857
    Level 3
      Communications,
      Inc.
      13.854%, 12/01/08
      [STEP]                     500         217,500
    McLeodUSA, Inc.
      10.633%, 03/01/07
      [STEP]                     500         382,500
    Metromedia Fiber
      Network, Inc. Cl-B
      10.00%, 11/15/08           750         489,375
    MetroNet
      Communications
      Corp.
      8.692%, 06/15/08
      [STEP]                   4,250       3,479,687
    Nextel
      Communications,
      Inc. 144A
      9.50%, 02/01/11            400         331,000
    NEXTLINK
      Communications,
      Inc.
      12.50%, 04/15/06         1,000         585,000
      9.625%, 10/01/07           250         123,750
      11.51%, 04/15/08
      [STEP]                     250          85,000
    Qwest Communications
      International,
      Inc. Cl-B
      7.25%, 11/01/08            250         252,639
    RCN Corp.
      10.125%, 01/15/10          500         167,500
    Renaissance Media
      Group
      9.587%, 04/15/08
      [STEP]                     598         469,430
    Rogers Cantel, Inc.
      9.375%, 06/01/08           500         497,500
      9.75%, 06/01/16          1,250       1,256,250
    Sprint Corp.
      7.625%, 01/30/11         1,000       1,001,869

                                                   AMERICAN SKANDIA MASTER TRUST

----------------------------------------------------
                                 PAR
                               (000)           VALUE
----------------------------------------------------
    Teleglobe, Inc.
      7.70%, 07/20/29     $    1,000    $    955,456
    US West
      Communications
      Group
      5.65%, 11/01/04            650         631,827
                                        ------------
                                          17,835,465
                                        ------------

  UTILITIES -- 6.3%
    Appalachian Power
      Co.
      8.00%, 06/01/25            500         493,307
    Arizona Public
      Service Co.
      8.00%, 02/01/25          1,000         976,358
    Cleveland Electric
      Illuminating Co.
      9.00%, 07/01/23            250         256,970
    Cleveland Electric
      Illuminating Co.
      Cl-D
      7.88%, 11/01/17            500         500,897
    Commonwealth Edison
      Co.
      8.00%, 05/15/08            400         421,962
      8.50%, 07/15/22            250         259,141
      8.375%, 02/15/23           828         849,423
    Consumers Energy Co.
      7.375%, 09/15/23           500         465,300
    Duquesne Light Co.
      7.55%, 06/15/25          1,000         948,685
    El Paso Electric Co.
      8.90%, 02/01/06          1,250       1,349,999
    El Paso Electric Co.
      Cl-C
      8.25%, 02/01/03            200         207,215
    Gulf Power Co.
      6.875%, 01/01/26           500         444,273
    Gulf States
      Utilities
      8.70%, 04/01/24            250         254,041
    Indiana Michigan
      Power
      8.50%, 12/15/22          1,000       1,043,911
    Jersey Central Power
      & Light Co.
      7.98%, 02/16/23            500         494,740
    Metropolitan Edison
      Co. Cl-B
      8.15%, 01/30/23             75          74,185
    New York State
      Electric & Gas
      Corp.
      8.30%, 12/15/22            200         201,372

----------------------------------------------------
                                 PAR
                               (000)           VALUE
----------------------------------------------------
    Niagara Mohawk Power
      Corp.
      8.75%, 04/01/22            500         523,003
      8.50%, 07/01/23            300         307,796
    NRG Northeast
      Generating Co.
      9.292%, 12/15/24    $    1,750    $  1,802,826
    Potomac Edison Co.
      8.00%, 06/01/24            500         495,032
      7.75%, 05/01/25            650         630,836
    Potomac Electric
      Power
      8.50%, 05/15/27          1,000       1,027,013
    Public Service
      Electric & Gas Co.
      6.375%, 05/01/08           500         481,505
    Public Service of
      New Mexico
      7.50%, 08/01/18            460         408,263
    Public Service of
      New Mexico Cl-A
      7.10%, 08/01/05          1,000         992,031
    TXU Corp.
      7.875%, 04/01/24           500         492,517
      8.50%, 08/01/24            500         518,671
      7.375%, 10/01/25           500         469,766
    TXU Electric Capital
      Corp.
      8.175%, 01/30/37           750         712,622
    Union Electric Co.
      8.75%, 12/01/21            750         784,517
      8.25%, 10/15/22          1,000       1,025,618
    Western Resources,
      Inc.
      6.875%, 08/01/04         1,500       1,467,961
    Wisconsin Electric &
      Power Co.
      8.375%, 12/01/26         1,000       1,022,192
                                        ------------
                                          22,403,948
                                        ------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $54,769,009)                      51,669,662
                                        ------------

U.S. TREASURY OBLIGATIONS -- 5.7%
    U.S. Treasury Notes
      6.625%, 05/31/02         1,250       1,283,124
      5.875%,
         11/15/04(S.)          3,000       3,108,738
      5.625%,
         05/15/08(S.)          4,750       4,863,938
      6.00%, 08/15/09            500         521,455
      5.75%,
         08/15/10(S.)         10,750      11,023,695
                                        ------------
  (Cost $20,702,079)                      20,800,950
                                        ------------

ASMT INVESCO EQUITY INCOME PORTFOLIO

----------------------------------------------------
                                 PAR
                               (000)           VALUE
----------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.4%
    Federal Home Loan
      Mortgage Corp.
      6.50%, 02/01/30
  (Cost $1,305,158)       $    1,399    $  1,385,839
                                        ------------
                              SHARES
                              ------
PREFERRED STOCK -- 0.1%
  TELECOMMUNICATIONS
    Global Crossing
      Holdings Ltd.
      10.50% [PIK]*
  (Cost $502,500)              5,000         438,750
                                        ------------
SHORT-TERM INVESTMENTS -- 6.6%
    Temporary Investment
      Cash Fund           12,039,452      12,039,452
    Temporary Investment
      Fund                12,039,451      12,039,451
                                        ------------
  (Cost $24,078,903)                      24,078,903
                                        ------------
TOTAL INVESTMENTS -- 102.0%
  (Cost $349,374,475)                    369,848,486
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (2.0%)                  (7,314,627)
                                        ------------
NET ASSETS -- 100.0%                    $362,533,859
                                        ============

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing security.
144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(S.) All or a portion of the security was on loan. (See Note 2)

See Notes to Financial Statements.
 144

                                                   AMERICAN SKANDIA MASTER TRUST

ASMT PIMCO TOTAL RETURN BOND PORTFOLIO

------------------------------------------------------
                                    PAR
                                  (000)          VALUE
------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 49.5%
    Federal Farm Credit
      Bank
      4.63%, 08/29/01        $    7,100   $  7,001,310
                                          ------------
    Federal Home Loan
      Mortgage Corp.
      6.30%, 06/01/04             3,000      3,004,695
      6.50%, 08/15/23-
         12/15/23                 3,309      3,335,722
      6.50%, 05/14/31 [TBA]       2,000      1,980,000
      7.00%, 02/15/27             4,013      3,930,848
      7.50%, 07/15/30             2,800      2,829,094
      7.813%, 07/01/30 [VR]         657        687,125
      8.50%, 08/01/24-
         12/01/25                   646        679,664
                                          ------------
                                            16,447,148
                                          ------------

    Federal National
      Mortgage Assoc.
      4.685%, 09/06/01            1,800      1,773,569
      6.00%, 05/14/31 [TBA]       2,200      2,122,318
      6.50%, 05/18/23             1,490      1,503,841
      6.50%, 05/14/31 [TBA]         600        593,436
      6.625%, 11/15/10           43,000     44,791,121
      6.867%, 01/01/28 [VR]         199        201,884
      7.399%, 09/01/40 [VR]       5,638      5,799,721
                                          ------------
                                            56,785,890
                                          ------------

    Government National
      Mortgage Assoc.
      6.00%, 07/15/29             1,858      1,803,149
      6.00%, 05/21/31 [TBA]       5,000      4,857,800
      6.50%, 05/20/30 [VR]        3,039      3,074,907
      6.50%, 05/21/31 [TBA]      43,100     42,736,509
      6.75%, 10/16/40             4,700      4,424,607
      6.875%, 02/04/40            4,973      4,923,504
      7.00%, 11/15/27-
         11/20/30                   405        409,448
      7.00%, 05/21/31 [TBA]      23,500     23,709,499
                                          ------------
                                            85,939,423
                                          ------------

    Student Loan Marketing
      Assoc.
      4.221%, 07/25/04
      [FRN]                         527        525,210
                                          ------------
  (Cost $167,340,947)                      166,698,981
                                          ------------

------------------------------------------------------
                                    PAR
                                  (000)          VALUE
------------------------------------------------------

CORPORATE OBLIGATIONS -- 25.0%
  AIRLINES -- 0.8%
    Continental Airlines,
      Inc.
      6.954%, 02/02/11       $    2,627   $  2,641,250
                                          ------------
  AUTOMOBILE MANUFACTURERS -- 1.4%
    DaimlerChrysler NA
      5.72%, 08/16/04             5,000      4,871,690
                                          ------------
  CONGLOMERATES -- 0.3%
    Philip Morris
      Companies, Inc.
      7.625%, 05/15/02            1,000      1,022,469
                                          ------------
  CONSUMER PRODUCTS & SERVICES -- 0.6%
    Sears Roebuck
      Acceptance Corp.
      6.86%, 08/06/01             2,000      2,013,282
                                          ------------

  FINANCIAL -- BANK & TRUST -- 2.6%
    Banco Latinamericano SA
      144A
      7.639%, 12/10/01            3,000      3,053,370
    Beneficial Corp. Cl-H
      5.72%, 01/09/02 [FRN]         500        500,421
    Interamerican
      Development Bank
      5.375%, 01/18/06            2,200      2,201,489
    Popular North America,
      Inc. Cl-D
      6.625%, 01/15/04            3,000      3,039,861
                                          ------------
                                             8,795,141
                                          ------------

  FINANCIAL SERVICES -- 9.7%
    Banco Nacional de
      Comercio Exterior
      7.25%, 02/02/04             4,500      4,533,749
    Bear Stearns Co.
      5.21%, 03/28/03 [FRN]       1,000      1,000,397
      5.318%, 03/18/05 [VR]         500        501,631
    DTE Energy Co.144A
      7.11%, 11/15/03 [VR]        3,000      3,050,664
    Ford Motor Credit Co.
      6.855%, 03/02/98
      [FRN]                       1,000      1,001,010
      6.943%, 06/02/03
      [FRN]                       2,300      2,297,261
      5.19%, 06/20/03 [FRN]         600        599,788
      6.70%, 07/16/04 [FRN]       2,000      2,039,312
      5.352%, 06/30/05
      [FRN]                       2,000      1,977,466

ASMT PIMCO TOTAL RETURN BOND PORTFOLIO

------------------------------------------------------
                                    PAR
                                  (000)          VALUE
------------------------------------------------------
    General Motors
      Acceptance Corp.
      4.685%, 07/21/03
      [FRN]                  $    2,700   $  2,703,027
      5.548%, 01/20/04
      [FRN]                       2,800      2,800,955
      5.114%, 05/04/04
      [FRN]                       6,600      6,596,831
    Lehman Brothers
      Holdings, Inc.
      6.972%, 09/03/02
      [FRN]                       1,800      1,799,737
    Morgan Stanley Dean
      Witter & Co.
      5.227%, 03/11/03
      [FRN]                       1,000        999,582
    New England Educational
      Loan Marketing Assoc.
      Cl-B 144A
      6.747%, 06/11/01
      [FRN]                       1,000      1,000,857
                                          ------------
                                            32,902,267
                                          ------------

  HEALTHCARE SERVICES -- 1.3%
    Columbia HCA Healthcare
      Corp.
      6.63%, 07/15/45             4,275      4,334,970
                                          ------------

  TELECOMMUNICATIONS -- 6.6%
    British Telecom PLC
      7.722%, 12/15/03
      [FRN]                         500        500,329
      8.125%, 12/15/10              400        419,236
    France Telecom 144A+
      [FRN]
      6.324%, 03/14/01            8,100      8,189,756
    MCI WorldCom, Inc.
      6.125%, 08/15/01            1,000      1,001,921
    Sprint Capital Corp.
      6.50%, 11/15/01             8,830      8,907,148
    WorldCom, Inc.
      8.875%, 01/15/06            3,000      3,085,824
                                          ------------
                                            22,104,214
                                          ------------

  UTILITIES -- 1.7%
    El Paso Energy Corp.
      6.625%, 07/15/01            4,000      4,013,584
    Pacific Gas & Electric
      Co. 144A
      7.575%, 10/31/01            2,400      1,596,000
                                          ------------
                                             5,609,584
                                          ------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $84,432,887)                        84,294,867
                                          ------------

------------------------------------------------------
                                    PAR
                                  (000)          VALUE
------------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS -- 21.4%
    Ameriquest Mortgage
      Securities, Inc.
      Series 2000-1 Cl-A
      5.889%, 06/15/30
      [FRB]                  $    2,256   $  2,261,938
    Ameriquest Mortgage
      Securities, Inc.
      Series 2000-2 Cl-A
      5.869%, 07/15/30
      [FRB]                       1,356      1,358,123
    Bayview Financial
      Acquisition Trust
      Series 2000-D Cl-A
      144A
      5.44%, 11/25/30 [FRB]       7,100      7,099,999
    Bear Stearns Adjustable
      Rate Mortgage Trust
      Series 2000-1 Class
      A-1
      7.50%, 12/25/30 [FRB]         732        739,598
    Brazo Student Loan
      Finance Corp. Series
      1998-A Cl-A2
      4.70%, 06/01/23 [FRB]       5,000      4,990,356
    Centre Series 1999 144A
      6.715%, 02/01/09            2,914      2,900,373
    Chase Mortgage Finance
      Corp. Series 1995-A
      Cl-A
      8.494%, 04/25/25
      [FRB]                         557        566,230
    Chase Series 1999-S8
      Cl-A1
      6.35%, 06/25/29             4,085      4,142,055
    Country Wide Home Loans
      Series 2000-8 Cl-A1
      7.75%, 11/30/30               417        427,273
    Countrywide Home Loans
      Series 1998-18 Cl-2A3
      6.75%, 11/25/28             1,000        944,661
    Countrywide Home Loans
      Series 2000-2 Cl-A2
      7.75%, 04/25/30               267        271,452
    Federal Housing
      Authority
      6.68%, 01/01/09               792        750,088
    GE Capital Mortgage
      Services, Inc. Series
      1999-11 Cl-Y2
      6.00%, 05/25/29             3,100      3,113,315

                                                   AMERICAN SKANDIA MASTER TRUST

------------------------------------------------------
                                    PAR
                                  (000)          VALUE
------------------------------------------------------
    Green Tree Financial
      Corp. Series 1999
      Cl-A5
      7.86%, 04/01/31        $    1,400   $  1,396,420
    IMC Home Equity Loan
      Trust Series 1998-4
      Cl-A
      5.21%, 08/20/29 [FRB]       3,176      3,172,054
    Long Beach Mortgage
      Loan Trust Series
      2000-1 Cl-AV1
      5.24%, 01/01/31 [FRB]       5,862      5,869,320
    Morgan Stanley Capital
      Corp. Series 1997-H
      Cl-A1 144A
      6.86%, 05/15/06             1,661      1,713,558
    Norwest Asset
      Securities Corp.
      Series 1999-18 Cl-A2
      6.00%, 07/25/29             5,200      5,081,466
    Norwest Asset
      Securities Corp.
      Series 1999-25 Cl-A4
      6.50%, 10/25/29             1,968      1,870,895
    PNC Mortgage Securities
      Corp. Series 1998-10
      Cl-1A6
      6.50%, 10/25/28             2,000      1,858,138
    Premium Asset Trust
      Series 2000-10
      7.078%, 11/27/04
      [FRN]                         300        300,513
    Providian Gateway
      Master Trust Series
      2000-B Cl-A 144A
      5.302%, 03/16/09
      [FRB]                       2,000      2,000,000
    Ramp Series 2000-RZ2
      Cl-A4
      7.61%, 11/22/30             6,300      6,535,792
    Residential Funding
      Mortgage Securities
      Corp. I Series 2000-
      S13 Cl-A1
      7.75%, 10/25/30             4,465      4,570,109
    Small Business
      Administration
      Participation Series
      2001-20A Cl-1
      6.29%, 01/01/21             1,400      1,377,711
    Small Business
      Investment Companies
      Series 2000-P10B Cl-1
      7.449%, 08/01/10              599        638,493

------------------------------------------------------
                                    PAR
                                  (000)          VALUE
------------------------------------------------------
    Torrens Trust Series
      2000-1GA Cl-A 144A+
      5.424%, 07/15/31
      [FRB]                  $    1,825   $  1,825,050
    United Mortgage
      Securities Corp.
      Series 1993-1 Cl-AA
      7.108%, 09/25/33
      [FRB]                         948        927,781
    United Mortgage
      Securities Corp.
      Series 1994-1 Cl-A2
      7.302%, 06/25/32
      [FRB]                       3,245      3,265,842
                                          ------------
  (Cost $71,471,664)                        71,968,603
                                          ------------

U.S. TREASURY OBLIGATIONS -- 6.7%
    U.S. Treasury Bills
      4.794%, 05/17/01#             125        124,750
      4.86%, 05/17/01#              160        159,680
      4.94%, 05/17/01#              160        159,680
      4.961%, 05/17/01#             125        124,750
                                          ------------
                                               568,860
                                          ------------
    U.S. Treasury Bonds
      4.25%, 01/15/10             2,400      2,686,106
                                          ------------
    U.S. Treasury
      Inflationary Bonds
      3.625%, 07/15/02-
         04/15/28#                6,900      7,710,019
      3.375%, 01/15/07            6,400      7,220,308
      3.875%, 01/15/09-
         04/15/29                 3,800      4,269,521
                                          ------------
                                            19,199,848
                                          ------------
  (Cost $21,829,005)                        22,454,814
                                          ------------

MUNICIPAL BONDS -- 4.2%
  NEW JERSEY -- 1.4%
    New Jersey State
      Transportation Trust
      Funding Authority
      4.50%, 06/15/19             5,000      4,548,450
                                          ------------
  TEXAS -- 2.8%
    Houston Water & Sewer
      System Revenue Bond
      Series B
      5.25%, 12/01/30            10,000      9,613,300
                                          ------------

TOTAL MUNICIPAL BONDS
  (Cost $13,982,188)                        14,161,750
                                          ------------

ASMT PIMCO TOTAL RETURN BOND PORTFOLIO

------------------------------------------------------
                              PRINCIPAL
                               IN LOCAL
                               CURRENCY
                                  (000)
------------------------------------------------------
FOREIGN BONDS -- 2.1%
  GERMANY -- 0.8%
    Bundesrepublic Germany
      5.25%, 07/04/10             1,700   $  1,535,769
      6.25%, 01/04/24               150        143,554
      6.50%, 07/04/27               590        583,477
      6.25%, 01/04/30               260        251,363
                                          ------------
                                             2,514,163
                                          ------------

  UNITED KINGDOM -- 1.3%
    United Mexican States
      8.75%, 05/30/02             3,000      4,367,290
                                          ------------
TOTAL FOREIGN BONDS
  (Cost $7,280,646)                          6,881,453
                                          ------------
                                    PAR
                                  (000)
                                  -----
CERTIFICATES OF DEPOSIT -- 0.3%
    Mexico Credit Link
      11.855%, 02/22/02+
  (Cost $1,000,000)          $    1,000      1,019,140
                                          ------------
SOVEREIGN ISSUES -- 0.2%
  BRAZIL
    Republic of Brazil
      5.625%, 04/15/06
      [BRB, FRN]
  (Cost $803,458)                   880        784,283
                                          ------------
OPTIONS -- 0.0%
  PUT OPTIONS
    Government National
      Mortgage Assoc.
      7.50%, Strike Price
      96.641, Expires
      05/04/01*+
  (Cost $3,281)                  42,000              0
                                          ------------
COMMERCIAL PAPER -- 10.3%
    General Electric
      Capital Corp.
      5.92%, 06/06/01               800        796,192
      4.55%, 09/12/01            10,000      9,848,132
    Halifax PLC
      5.01%, 05/30/01               700        697,276
    KFW International
      Finance
      5.01%, 08/08/01             1,500      1,482,758
    Swedbank
      4.20%, 08/10/01             5,000      4,941,925
      4.20%, 08/10/01             5,000      4,941,925
    UBS Finance
      4.59%, 08/15/01             1,000        987,898
      4.58%, 09/05/01             5,000      4,928,033
      4.58%, 09/12/01             5,000      4,924,067

------------------------------------------------------
                                    PAR
                                  (000)          VALUE
------------------------------------------------------
    Verizon Global Funding
      5.01%, 05/16/01        $      400   $    399,197
      4.95%, 06/15/01               700        695,844
                                          ------------
  (Cost $34,599,346)                        34,643,247
                                          ------------
                                 SHARES
                                 ------
SHORT-TERM INVESTMENTS -- 0.8%
    Temporary Investment
      Cash Fund               1,371,153      1,371,153
    Temporary Investment
      Fund                    1,371,152      1,371,152
                                          ------------
  (Cost $2,742,305)                          2,742,305
                                          ------------
TOTAL INVESTMENTS -- 120.5%
  (Cost $405,485,727)                      405,649,443
                                          ------------
                              NUMBER OF
                              CONTRACTS
                              ---------
WRITTEN OPTIONS -- 0.0%
  CALL OPTIONS
    U.S. Treasury Note
      Futures, Strike Price
      107, Expires
      05/26/01*                      12           (750)
    U.S. Treasury Note
      Futures, Strike Price
      108, Expires
      05/26/01*                     161         (5,031)
                                          ------------
                                                (5,781)
                                          ------------

  PUT OPTIONS
    Eurodollar Futures,
      Strike Price 95,
      Expires 12/17/01*              28         (8,400)
    Eurodollar Futures,
      Strike Price 95.25,
      Expires 12/17/01*             141        (66,975)
    U.S. Treasury Note
      Futures, Strike Price
      105, Expires
      05/26/01*                      54        (84,375)
                                          ------------
                                              (159,750)
                                          ------------
TOTAL WRITTEN OPTIONS
  (Cost $(185,633))                           (165,531)
                                          ------------
                                    PAR
                                  (000)
                                  -----
SALE COMMITMENTS -- (1.1)%
    Government National
      Mortgage Assoc.
      7.00%, 05/07/01 [TBA]
  (Cost $(3,534,844))        $    3,500     (3,525,156)
                                          ------------
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (19.4%)                  (65,249,652)
                                          ------------
NET ASSETS -- 100.0%                      $336,709,104
                                          ============

                                                   AMERICAN SKANDIA MASTER TRUST

Foreign currency exchange contracts outstanding at April 30, 2001:

SETTLEMENT          CONTRACTS TO    IN EXCHANGE   CONTRACTS     UNREALIZED
MONTH        TYPE      RECEIVE          FOR        AT VALUE    APPRECIATION
---------------------------------------------------------------------------
06/01        Buy    EUR 1,398,000   $1,229,429    $1,239,911     $10,482
                                    ==========    ==========     =======

SETTLEMENT          CONTRACTS TO    IN EXCHANGE   CONTRACTS     UNREALIZED
MONTH        TYPE      DELIVER          FOR        AT VALUE    APPRECIATION
---------------------------------------------------------------------------
05/01        Sell   GBP 3,605,000   $5,288,535    $5,157,146     $131,389
                                    ==========    ==========     ========

# Securities with an aggregate market value of $2,247,292 have been segregated with the custodian to cover margin requirements for the following open futures contracts at April 30, 2001:

                                              NOTIONAL     UNREALIZED
                            EXPIRATION         AMOUNT    APPRECIATION/
       DESCRIPTION            MONTH            (000)     (DEPRECIATION)
-----------------------------------------------------------------------
Short U.S. Treasury 2 Year
 Note                         06/01           $  (800)    $      (811)
Short U.S. Treasury 10
 Year Note                    06/01            (1,000)         21,734
U.S. Treasury 30 Year Bond    06/01            27,600      (1,366,571)
Euro Dollar                   03/02      EUR    8,750           9,625
Euro Dollar                   06/02      EUR   15,750         (14,425)
Euro Dollar                   09/02      EUR   15,750         (21,100)
Euro Dollar                   12/02      EUR   15,750         (28,650)
Euro Dollar                   03/03      EUR    7,000         (21,163)
Euro Dollar                   06/03      EUR    6,250          (7,188)
Euro Dollar                   09/03      EUR    6,250          (7,188)
Euro Dollar                   12/03      EUR    6,250          (7,500)
Euro Dollar                   03/04      EUR    6,250          (7,188)
Euro Euribor Interest Rate    03/02      EUR    9,000          (4,991)
                                                          -----------
                                                          $(1,455,416)
                                                          ===========

Interest rate swap agreements outstanding at April 30, 2001:

                                            NOTIONAL     UNREALIZED
                          EXPIRATION         AMOUNT    APPRECIATION/
      DESCRIPTION           MONTH            (000)     (DEPRECIATION)
---------------------------------------------------------------------
Receive variable rate
 payments on the six
 month LIBOR-BBA
 floating rate and pay
 fixed rate payments of
 5.25%.+                    09/02      GBP   2,700        $ (1,684)
Receive variable rate
 payments on the six
 month LIBOR-BBA
 floating rate and pay
 fixed rate payments of
 5.25%.+                    09/02      GBP   1,400            (873)
Receive fixed rate
 payments of 5.3875% and
 pay variable rate
 payments on the six
 month LIBOR-BBA
 floating rate.+            02/03      GBP  19,800          14,590
Receive fixed rate
 payments of 5.56% and
 pay variable rate
 payments on the six
 month LIBOR-BBA
 floating rate.+            02/03      GBP  19,800          23,316

                                            NOTIONAL     UNREALIZED
                          EXPIRATION         AMOUNT    APPRECIATION/
      DESCRIPTION           MONTH            (000)     (DEPRECIATION)
---------------------------------------------------------------------
Receive fixed rate
 payments of 5.67% and
 pay variable rate
 payments on the six
 month LIBOR-BBA
 floating rate.+            01/04      GBP   1,800        $ 11,038
Receive fixed rate
 payments of 5.626% and
 pay variable rate
 payments on the six
 month LIBOR-BBA
 floating rate.+            02/04      GBP   4,400          17,741
Receive fixed rate
 payments of 5.633% and
 pay variable rate
 payments on the six
 month LIBOR-BBA
 floating rate.+            02/04      GBP   1,300           5,539
Receive fixed rate
 payments of 5.2072% and
 pay variable rate
 payments on the six
 month LIBOR-BBA
 floating rate.+            03/04      GBP   2,600         (29,352)
Receive fixed rate
 payments of 5.25% and
 pay variable rate
 payments on the six
 month LIBOR-BBA
 floating rate.+            03/06      GBP   2,700         (58,453)
Receive fixed rate
 payments of 5.25% and
 pay variable rate
 payments on the six
 month LIBOR-BBA
 floating rate.+            03/06      GBP   1,400         (30,336)
Receive fixed rate
 payments of 6.00% and
 pay variable rate
 payments on the three
 month LIBOR-BBA
 floating rate.+            06/06           23,800         317,706
Receive fixed rate
 payments of 6.00% and
 pay variable rate
 payments on the three
 month LIBOR-BBA
 floating rate.+            06/06           20,600         274,989
Receive fixed rate
 payments of 6.00% and
 pay variable rate
 payments on the three
 month LIBOR-BBA
 floating rate.+            06/06           12,300         164,193
                                                          --------
                                                          $708,414
                                                          ========

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing security.
+ Illiquid security.
144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
See Notes to Financial Statements.

ASMT JPM MONEY MARKET PORTFOLIO

----------------------------------------------------
                                 PAR
                               (000)           VALUE
----------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 40.5%
    Federal Home Loan Bank
      4.50%, 05/01/01        $35,161    $ 35,161,000
      4.74%, 08/17/01         15,000      14,786,700
                                        ------------
                                          49,947,700
                                        ------------
    Federal Home Loan
      Mortgage Corp.
      4.14%, 07/18/01          5,000       4,955,150
      4.76%, 06/14/01          5,000       4,970,911
      4.85%, 06/07/01         10,000       9,950,153
                                        ------------
                                          19,876,214
                                        ------------
    Federal National
      Mortgage Assoc.
      4.15%, 07/12/01         20,000      19,834,000
      4.34%, 10/11/01         15,000      14,705,242
      4.36%, 09/07/01          2,000       1,968,753
      4.38%, 10/04/01          3,000       2,943,060
      4.70%, 08/15/01         50,000      49,308,056
      4.84%, 08/23/01         25,000      24,616,833
                                        ------------
                                         113,375,944
                                        ------------
  (Cost $183,199,858)                    183,199,858
                                        ------------

COMMERCIAL PAPER -- 38.5%
  AUTOMOBILE MANUFACTURERS -- 2.2%
    Volkswagen+
      4.40%, 05/25/01         10,000       9,970,667
                                        ------------
  FINANCIAL -- BANK & TRUST -- 2.7%
    Alliance & Leicester
      PLC+
      4.97%, 06/05/01          2,000       1,990,336
    Den Norske Bank
      5.92%, 05/11/01          5,000       4,991,843
    Deutsche Bank
      Financial, Inc.
      5.91%, 05/04/01          5,000       4,997,537
                                        ------------
                                          11,979,716
                                        ------------
  FINANCIAL SERVICES -- 18.6%
    ABN Amro
      4.935%, 06/07/01        10,000       9,949,279
    Associates First
      Capital Corp.
      4.48%, 06/04/01         10,000       9,957,689
    Bank One Corp.+
      5.04%, 05/18/01          3,000       2,992,860
    BASF AG+
      6.28%, 06/05/01          7,000       6,957,261
    Credit Suisse First
      Boston
      5.13%, 07/20/01          9,000       8,897,400
    General Electric
      Capital Corp.
      4.66%, 05/01/01         19,000      19,000,000
    Goldman Sachs
      4.97%, 05/15/01         10,000       9,980,671
    Landesbank Schleswig -
      Holst+
      6.40%, 05/10/01          3,500       3,494,400

----------------------------------------------------
                                 PAR
                               (000)           VALUE
----------------------------------------------------
    Northern Rock PLC
      4.91%, 06/08/01        $ 3,000    $  2,984,452
    Wells Fargo & Co.
      4.96%, 06/01/01         10,000       9,957,289
                                        ------------
                                          84,171,301
                                        ------------
  MEDICAL SUPPLIES & EQUIPMENT -- 2.2%
    Abbott Laboratories,
      Inc.+
      4.40%, 05/24/01         10,000       9,971,889
                                        ------------
  OIL & GAS -- 8.6%
    Exxonmobil Australia+
      4.65%, 05/01/01         19,000      19,000,000
    Texaco, Inc.
      4.97%, 05/16/01         20,000      19,958,583
                                        ------------
                                          38,958,583
                                        ------------
  REAL ESTATE -- 2.0%
    HD Real Estate Funding+
      6.41%, 05/22/01          9,000       8,966,348
                                        ------------
  TELECOMMUNICATIONS -- 2.2%
    SBC Communications,
      Inc.+
      4.95%, 05/17/01         10,000       9,978,000
                                        ------------

TOTAL COMMERCIAL PAPER
  (Cost $173,996,504)                    173,996,504
                                        ------------

CORPORATE OBLIGATIONS -- 7.4%
  FINANCIAL -- BANK & TRUST -- 6.3%
    American Express
      Centurion Bank
      4.992%, 10/16/01
      [FRN]                    7,000       7,000,000
    Australia & New Zealand
      Banking Group
      5.371%, 11/02/01
      [FRN]                    4,500       4,499,110
    BankBoston Corp.
      5.459%, 09/21/01
      [FRN]                    7,000       7,000,144
    First Union National
      Bank
      5.413%, 05/04/01
      [FRN]                    3,000       3,000,014
      4.66%, 10/16/01 [FRN]    7,000       7,000,001
                                        ------------
                                          28,499,269
                                        ------------

  FINANCIAL SERVICES -- 1.1%
    Bank One Corp.
      5.10%, 09/21/01 [FRN]    5,000       5,004,462
                                        ------------

TOTAL CORPORATE OBLIGATIONS
  (Cost $33,503,731)                      33,503,731
                                        ------------

                                                   AMERICAN SKANDIA MASTER TRUST

----------------------------------------------------
                                 PAR
                               (000)           VALUE
----------------------------------------------------
CERTIFICATES OF DEPOSIT -- 6.0%
    Bayerische Landesbank
      4.61%, 09/19/01 [FRN]  $ 7,000    $  6,998,948
    Citibank NA
      7.41%, 05/30/01          2,000       2,000,000
    Credit Agricole
      Indosuez
      5.23%, 02/20/01 [FRN]   10,000       9,998,444
    Dresdner Bank NY
      5.27%, 02/16/01 [FRN]    5,000       5,000,207
    Landesbank Hessen -
      Thueringen
      7.142%, 05/08/01         3,000       2,999,996
                                        ------------
  (Cost $26,997,595)                      26,997,595
                                        ------------
                             SHARES
                             ------
SHORT-TERM INVESTMENTS -- 0.0%
    Temporary Investment
      Cash Fund                1,227           1,227
    Temporary Investment
      Fund                     1,226           1,226
                                        ------------
  (Cost $2,453)                                2,453
                                        ------------
TOTAL INVESTMENTS -- 92.4%
  (Cost $417,700,141)                    417,700,141
OTHER ASSETS LESS
  LIABILITIES -- 7.6%                     34,219,784
                                        ------------
NET ASSETS -- 100.0%                    $451,919,925
                                        ============

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.
+ Security is restricted as to resale and may not be resold except to qualified institutional buyers. At the end of the current reporting period, these securities amounted to 16.22% of net assets.
++ Maturity date reflects the next interest rate change date.
144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

DEFINITION OF ABBREVIATIONS
                         -------------------------------------------------------
THE FOLLOWING ABBREVIATIONS ARE USED THROUGHOUT THE SCHEDULES OF INVESTMENTS:

SECURITY DESCRIPTIONS:

ADR   --   American Depositary Receipt
BRB   --   Brady Bond
FRB   --   Floating Rate Bond(1)
FRN   --   Floating Rate Note(1)
PIK   --   Payment in Kind Security
REIT  --   Real Estate Investment Trust
STEP  --   Stepped Coupon Bond(2)
TBA   --   To be Announced Security
VR    --   Variable Rate Bond(1)
ZCB   --   Zero Coupon Bond(2)
COUNTRIES/CURRENCIES:
AUD   --   Australia/Australian Dollars
CHF   --   Switzerland/Swiss Franc
EUR   --   Europe/Euro Dollar
GBP   --   United Kingdom/British Pound
HKD   --   Hong Kong/Hong Kong Dollar
MXP   --   Mexico/Mexican Peso
JPY   --   Japan/Japanese Yen
SEK   --   Sweden/Swedish Krona
ZAR   --   South Africa/South African Rand

-------------------------------------------------------
(1) Rates shown for variable and floating rate securities are the coupon rates as of April 30, 2001.
(2) Rates shown are the effective yields at purchase date.

See Notes to Financial Statements.

APRIL 30, 2001

(UNAUDITED)
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                             ASMT                                            ASMT
                                           AMERICAN           ASMT            ASMT          PIMCO           ASMT
                                            CENTURY          JANUS          INVESCO         TOTAL           JPM
                                         INTERNATIONAL      CAPITAL          EQUITY         RETURN         MONEY
                                            GROWTH           GROWTH          INCOME          BOND          MARKET
                                           PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO
                                         ============     =============   ============   ============    ===========
ASSETS:
  Investments in Securities at Value
    (A)                                  $120,289,226    $1,597,046,587   $369,848,486   $405,649,443   $417,700,141
  Collateral Received for Securities
    Lent                                           --       251,525,111     48,632,061             --             --
  Cash                                         34,036            10,745             --         77,734            502
  Foreign Currency (B)                        462,989                --             --      1,013,777             --
  Receivable for:
    Securities Sold                         2,643,077         6,622,884        120,753      3,534,844             --
    Dividends and Interest                    289,195           107,202      1,669,490      5,135,555        781,388
    Contributions by Feeder Fund            1,241,332         1,099,785      1,620,614      9,179,417     51,370,860
    Futures Variation Margin                       --                --             --          7,053             --
  Unrealized Appreciation on Foreign
    Currency Exchange Contracts                37,177                --             --        141,871             --
  Unrealized Appreciation on Swap
    Agreements                                     --                --             --        829,112             --
  Deferred Organization Costs                   5,789             5,789          5,896          5,896          5,923
                                         ------------    --------------   ------------   ------------   ------------
      Total Assets                        125,002,821     1,856,418,103    421,897,300    425,574,702    469,858,814
                                         ------------    --------------   ------------   ------------   ------------
LIABILITIES:
  Cash Overdraft                                   --                --        116,587             --             --
  Written Options Outstanding, at Value            --                --             --        165,531             --
  Sale Commitments, at Value                       --                --             --      3,525,156             --
  Unrealized Depreciation on Foreign
    Currency Exchange Contracts                 2,591                --             --             --             --
  Unrealized Depreciation on Swap
    Agreements                                     --                --             --        120,698             --
  Payable upon Return of Securities
    Lent                                           --       251,525,111     48,632,061             --             --
  Payable to Investment Manager               183,038         1,119,237        110,387        174,651        160,704
  Payable for:
    Securities Purchased                    6,362,174        15,148,076     10,184,865     84,629,696             --
    Withdrawals by Feeder Funds            10,091,587         4,197,485        258,578        232,899     17,772,756
    Accrued Expenses and Other
      Liabilities                             146,671            70,329         60,963         16,967          5,429
                                         ------------    --------------   ------------   ------------   ------------
      Total Liabilities                    16,786,061       272,060,238     59,363,441     88,865,598     17,938,889
                                         ------------    --------------   ------------   ------------   ------------
NET ASSETS                               $108,216,760    $1,584,357,865   $362,533,859   $336,709,104   $451,919,925
                                         ============    ==============   ============   ============   ============
(A) Investments at Cost                  $118,361,051    $1,646,334,954   $349,374,475   $405,485,727   $417,700,141
                                         ============    ==============   ============   ============   ============
(B) Foreign Currency at Cost             $    465,130    $           --   $         --   $  1,003,249   $         --
                                         ============    ==============   ============   ============   ============

                                                   AMERICAN SKANDIA MASTER TRUST

FOR THE SIX MONTHS ENDED APRIL 30, 2001

(UNAUDITED)
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                              ASMT                                           ASMT
                                            AMERICAN          ASMT            ASMT          PIMCO          ASMT
                                             CENTURY          JANUS         INVESCO         TOTAL           JPM
                                          INTERNATIONAL      CAPITAL         EQUITY         RETURN         MONEY
                                             GROWTH          GROWTH          INCOME          BOND         MARKET
                                            PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                          =============   =============    ===========   ===========     ==========
INVESTMENT INCOME:
  Interest                                $    233,957    $  17,569,544   $  3,632,626   $ 8,353,593    $12,324,955
  Dividends                                    433,821        2,231,362      1,952,834            --             --
  Foreign Taxes Withheld                       (92,456)          (6,315)       (79,558)      (10,590)          (483)
                                          ------------    -------------   ------------   -----------    -----------
      Total Investment Income                  575,322       19,794,591      5,505,902     8,343,003     12,324,472
                                          ------------    -------------   ------------   -----------    -----------
EXPENSES:
  Advisory Fees                                486,855        9,183,609      1,279,539       843,637      1,033,836
  Shareholder Servicing Fees                     3,000            3,000          3,000         3,000          3,000
  Administration and Accounting Fees            22,381          261,007        106,488        89,076         98,337
  Custodian Fees                                99,008           92,625         23,393        28,545         25,634
  Audit and Legal Fees                           1,148           21,485          4,022         3,091          4,953
  Organization Costs                             2,581            2,581          2,576         2,576          2,572
  Trustees' Fees                                   978           18,038          3,432         2,682          4,311
  Miscellaneous Expenses                        15,530           19,280          7,560         5,911          5,918
                                          ------------    -------------   ------------   -----------    -----------
      Total Expenses                           631,481        9,601,625      1,430,010       978,518      1,178,561
                                          ------------    -------------   ------------   -----------    -----------
Net Investment Income (Loss)                   (56,159)      10,192,966      4,075,892     7,364,485     11,145,911
                                          ------------    -------------   ------------   -----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net Realized Gain (Loss) on:
    Securities                             (15,253,802)     (75,627,935)    (4,545,397)    5,773,235          8,041
    Futures Contracts                               --               --             --       682,092             --
    Written Options Contracts                       --               --             --        73,815             --
    Swap Agreements                                 --               --             --    (3,012,918)            --
    Foreign Currency Transactions               (1,646)              --             --      (199,122)            --
                                          ------------    -------------   ------------   -----------    -----------
  Net Realized Gain (Loss)                 (15,255,448)     (75,627,935)    (4,545,397)    3,317,102          8,041
                                          ------------    -------------   ------------   -----------    -----------
  Net Change in Unrealized Appreciation
    (Depreciation) on:
    Securities                                (959,472)    (544,644,646)   (14,364,017)    2,024,847             --
    Futures Contracts                               --               --             --    (1,778,422)            --
    Written Options Contracts                       --               --             --        (3,403)            --
    Swap Agreements                                 --               --             --     1,016,314             --
    Translation of Assets and
      Liabilities Denominated in Foreign
      Currencies                                31,783               --             --       298,110             --
                                          ------------    -------------   ------------   -----------    -----------
  Net Change in Unrealized Appreciation
    (Depreciation)                            (927,689)    (544,644,646)   (14,364,017)    1,557,446             --
                                          ------------    -------------   ------------   -----------    -----------
  Net Gain (Loss) on Investments           (16,183,137)    (620,272,581)   (18,909,414)    4,874,548          8,041
                                          ------------    -------------   ------------   -----------    -----------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations             $(16,239,296)   $(610,079,615)  $(14,833,522)  $12,239,033    $11,153,952
                                          ============    =============   ============   ===========    ===========

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                        ASMT                                 ASMT
                                                                  AMERICAN CENTURY                           JANUS
                                                                INTERNATIONAL GROWTH                    CAPITAL GROWTH
                                                                     PORTFOLIO                             PORTFOLIO
                                                          --------------------------------    -----------------------------------
                                                          SIX MONTHS ENDED     YEAR ENDED     SIX MONTHS ENDED      YEAR ENDED
                                                           APRIL 30, 2001     OCTOBER 31,      APRIL 30, 2001       OCTOBER 31,
                                                            (UNAUDITED)           2000          (UNAUDITED)            2000
                                                          ================    ============    ================    ===============
FROM OPERATIONS:
  Net Investment Income (Loss)                             $     (56,159)     $   (315,537)   $    10,192,966     $     4,947,341
  Net Realized Gain (Loss) on Investments                    (15,255,448)       (4,378,760)       (75,627,935)       (313,668,446)
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments                                              (927,689)       (1,315,636)      (544,644,646)        239,676,018
                                                           -------------      ------------    ---------------     ---------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations                                  (16,239,296)       (6,009,933)      (610,079,615)        (69,045,087)
                                                           -------------      ------------    ---------------     ---------------
CAPITAL TRANSACTIONS:
  Contributions by Feeder Funds                              418,302,393       140,453,980      1,435,147,299       2,945,551,476
  Withdrawals by Feeder Funds                               (395,221,349)      (69,648,511)    (1,583,405,227)     (1,858,093,643)
                                                           -------------      ------------    ---------------     ---------------
Net Increase (Decrease) in Net Assets from Capital
  Transactions                                                23,081,044        70,805,469       (148,257,928)      1,087,457,833
                                                           -------------      ------------    ---------------     ---------------
      Total Increase (Decrease) in Net Assets                  6,841,748        64,795,536       (758,337,543)      1,018,412,746
NET ASSETS:
  Beginning of Period                                        101,375,012        36,579,476      2,342,695,408       1,324,282,662
                                                           -------------      ------------    ---------------     ---------------
  End of Period                                            $ 108,216,760      $101,375,012    $ 1,584,357,865     $ 2,342,695,408
                                                           =============      ============    ===============     ===============

                                                   AMERICAN SKANDIA MASTER TRUST
--------------------------------------------------------------------------------

                                           ASMT                             ASMT                              ASMT
                                          INVESCO                          PIMCO                               JPM
                                       EQUITY INCOME                 TOTAL RETURN BOND                    MONEY MARKET
                                         PORTFOLIO                       PORTFOLIO                          PORTFOLIO
                               -----------------------------   ------------------------------   ---------------------------------
                                 SIX MONTHS                      SIX MONTHS                       SIX MONTHS
                                   ENDED         YEAR ENDED        ENDED         YEAR ENDED          ENDED          YEAR ENDED
                               APRIL 30, 2001   OCTOBER 31,    APRIL 30, 2001    OCTOBER 31,    APRIL 30, 2001      OCTOBER 31,
                                (UNAUDITED)         2000        (UNAUDITED)         2000          (UNAUDITED)          2000
                               ==============   ============   ==============   =============   ===============   ===============
FROM OPERATIONS:
  Net Investment Income
    (Loss)                      $  4,075,892    $  5,936,552   $   7,364,485    $  11,589,105   $    11,145,911   $    14,098,826
  Net Realized Gain (Loss) on
    Investments                   (4,545,397)       (873,077)      3,317,102          525,596             8,041             3,636
  Net Change in Unrealized
    Appreciation
    (Depreciation) on
    Investments                  (14,364,017)     21,312,333       1,557,446          892,584                --                --
                                ------------    ------------   -------------    -------------   ---------------   ---------------
Net Increase (Decrease) in
  Net Assets Resulting from
  Operations                     (14,833,522)     26,375,808      12,239,033       13,007,285        11,153,952        14,102,462
                                ------------    ------------   -------------    -------------   ---------------   ---------------
CAPITAL TRANSACTIONS:
  Contributions by Feeder
    Funds                         99,762,332     165,691,539     344,355,206      187,683,149     4,696,968,063     4,216,112,199
  Withdrawals by Feeder Funds    (54,080,678)    (72,400,153)   (228,789,054)    (167,886,003)   (4,508,694,066)   (4,168,806,475)
                                ------------    ------------   -------------    -------------   ---------------   ---------------
Net Increase in Net Assets
  from Capital Transactions       45,681,654      93,291,386     115,566,152       19,797,146       188,273,997        47,305,724
                                ------------    ------------   -------------    -------------   ---------------   ---------------
      Total Increase in Net
        Assets                    30,848,132     119,667,194     127,805,185       32,804,431       199,427,949        61,408,186
NET ASSETS:
  Beginning of Period            331,685,727     212,018,533     208,903,919      176,099,488       252,491,976       191,083,790
                                ------------    ------------   -------------    -------------   ---------------   ---------------
  End of Period                 $362,533,859    $331,685,727   $ 336,709,104    $ 208,903,919   $   451,919,925   $   252,491,976
                                ============    ============   =============    =============   ===============   ===============

See Notes to Financial Statements.

SUPPLEMENTAL DATA
--------------------------------------------------------------------------------

                                                                               Ratio of Expenses to
                                                                               Average Net Assets(4)
                                                                            ---------------------------
                                                Net Assets at   Portfolio      Net      Expenses Before   Ratio of Net Investment
                                     Period     End of Period   Turnover    Operating      Fees Paid         Income (Loss) to
                                     Ended       (in 000's)       Rate      Expenses     Indirectly**     Average Net Assets (4)
                                    --------    -------------   ---------   ---------   ---------------   -----------------------
ASMT AMERICAN CENTURY
INTERNATIONAL GROWTH PORTFOLIO:
------------------------------------
------------------------------------
                                    04/30/01*    $  108,217         94%       1.30%          1.30%                 (0.12%)
                                    10/31/00        101,375        165%       1.34%          1.34%                 (0.45%)
                                    10/31/99         36,579         31%       1.57%          1.58%                  0.20%
                                    10/31/98         15,021         20%       2.60%          2.60%                 (0.67%)
                                    10/31/97(1)       3,497          1%       6.26%          6.26%                 (3.78%)
ASMT JANUS
CAPITAL GROWTH PORTFOLIO:
------------------------------------
------------------------------------
                                    04/30/01*    $1,584,358         29%       1.05%          1.05%                  1.11%
                                    10/31/00      2,342,695         32%       1.04%          1.04%                  0.22%
                                    10/31/99      1,324,283         47%       1.08%          1.09%                  0.12%
                                    10/31/98        154,238         77%       1.27%          1.27%                  0.17%
                                    10/31/97(1)       7,983         83%       2.79%          2.79%                  0.69%
ASMT INVESCO
EQUITY INCOME PORTFOLIO:
------------------------------------
------------------------------------
                                    04/30/01*    $  362,534         13%       0.84%          0.84%                  2.39%
                                    10/31/00        331,686         63%       0.85%          0.88%                  2.21%
                                    10/31/99        212,019         66%       0.90%          0.93%                  2.11%
                                    10/31/98         63,450         70%       1.13%          1.13%                  2.11%
                                    10/31/97(2)       6,503         46%       2.66%          2.66%                  2.39%
ASMT PIMCO
TOTAL RETURN BOND PORTFOLIO:
------------------------------------
------------------------------------
                                    04/30/01*    $  336,709        260%       0.75%          0.75%                  5.67%
                                    10/31/00        208,904        464%       0.79%          0.79%                  6.33%
                                    10/31/99        176,099        145%       0.81%          0.81%                  5.90%
                                    10/31/98         59,375        418%       1.07%          1.07%                  5.05%
                                    10/31/97(2)       5,025         93%       2.22%          2.22%                  3.51%
ASMT JPM
MONEY MARKET PORTFOLIO:
------------------------------------
------------------------------------
                                    04/30/01*    $  451,920        N/A        0.57%          0.57%                  5.37%
                                    10/31/00        252,492        N/A        0.59%          0.59%                  5.77%
                                    10/31/99        191,084        N/A        0.63%          0.63%                  4.43%
                                    10/31/98         49,006        N/A        0.72%          0.72%                  4.69%
                                    10/31/97(3)       1,995        N/A        3.91%          3.91%                  1.00%

(1) Commenced operations on June 10, 1997.
(2) Commenced operations on June 18, 1997.
(3) Commenced operations on June 19, 1997.
(4) Annualized for periods less than one year.
 * Unaudited.
** Includes commissions received by American Skandia Marketing, Incorporated under the Trust's Distribution Plan as described in Note 3 to the Financial Statements.

See Notes to Financial Statements.

                                                   AMERICAN SKANDIA MASTER TRUST

APRIL 30, 2001

(UNAUDITED)

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     American Skandia Master Trust (the "Trust") is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The Trust was organized on March 6, 1997 as a business trust under the laws of the State of Delaware. The Trust operates as a series company and, at April 30, 2001, consisted of five diversified portfolios: ASMT American Century International Growth Portfolio ("International Growth"), ASMT Janus Capital Growth Portfolio ("Janus Capital Growth"), ASMT INVESCO Equity Income Portfolio ("Equity Income"), ASMT PIMCO Total Return Bond Portfolio ("Total Return Bond"), and ASMT JPM Money Market Portfolio ("Money Market") (each a "Portfolio" and collectively the "Portfolios").

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The following is a summary of significant accounting policies followed by the Trust, in conformity with accounting principles generally accepted in the United States, in the preparation of its financial statements. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION -- Portfolio securities are valued at the close of trading on the New York Stock Exchange. Equity securities are valued generally at the last reported sales price on the securities exchange on which they are primarily traded, or at the last reported sales price on the NASDAQ National Securities Market. Securities not listed on an exchange or securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices.

     Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Debt securities of Money Market are valued at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of discount or premium. For Portfolios other than Money Market, debt securities which mature in 60 days or less are valued at cost (or market value 60 days prior to maturity), adjusted for amortization to maturity of any premium or discount.

     Securities for which market quotations are not readily available are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees. As of April 30, 2001, there were no securities valued in accordance with such procedures.

FOREIGN CURRENCY TRANSLATION -- Portfolio securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange. Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.

     Gains and losses resulting from changes in exchange rates applicable to foreign securities are not reported separately from gains and losses arising from movements in securities prices.

     Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than portfolio securities, resulting from changes in exchange rates.

FOREIGN CURRENCY EXCHANGE CONTRACTS -- A foreign currency exchange contract ("FCEC") is a commitment to purchase or sell a specified amount of a foreign currency at a specified future date, in exchange for either a specified amount of another foreign currency or U.S. dollars.

     FCECs are valued at the forward exchange rates applicable to the underlying currencies, and changes in market value are recorded as unrealized gains and losses until the contract settlement date.

     Risks could arise from entering into FCECs if the counterparties to the contracts were unable to meet the terms of their contracts. In addition, the use of FCECs may not only hedge against losses on securities denominated in foreign currency, but may also reduce potential gains on securities from favorable movements in exchange rates.

FUTURES CONTRACTS AND OPTIONS -- A financial futures contract calls for delivery of a particular security at a specified price and future date. The seller of the contract agrees to make delivery of the type of security called for in the contract and the buyer agrees to take delivery at a specified future date. Such contracts require an initial margin deposit, in cash or cash equivalents, equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Portfolio each day, depending on the daily change in the value of the contract. Futures contracts are valued based on their quoted daily settlement prices. Fluctuations in value are recorded as unrealized gains and losses until such time that the contracts are terminated.

     An option is a right to buy or sell a particular security at a specified price within a limited period of time. The buyer of the option, in return for a premium paid to the seller, has the right to buy (in the case of a call option) or sell (in the case of a put option) the underlying security of the contract. The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the options' value. The premium received from writing options which expire is recorded as realized gains. The premium received from writing options which are exercised or closed is offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased. Options are valued based on their quoted daily settlement prices.

     Risks could arise from entering into futures and written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values.

REPURCHASE AGREEMENTS -- A repurchase agreement is a commitment to purchase government securities from a seller who agrees to repurchase the securities at an agreed-upon price and date. The excess of the resale price over the purchase price determines the yield on the transaction. Under the terms of the agreement, the market value, including accrued interest, of the government securities will be at least equal to their repurchase price. Repurchase agreements are recorded at cost, which, combined with accrued interest, approximates market value.

     Repurchase agreements bear a risk of loss in the event that the seller defaults on its obligation to repurchase the securities. In such case, the Portfolio may be delayed or prevented from exercising its right to dispose of the securities.

SWAP AGREEMENTS -- A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate,

                                                   AMERICAN SKANDIA MASTER TRUST

foreign currency, or "basket" of securities representing a particular index. The gross returns to be exchanged or "swapped" between the parties are calculated based on a "notional amount", which, each business day, is valued to determine each party's obligation under the contract. Fluctuations in value are recorded as unrealized gains and losses during the term of the contract.

     Commonly used swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa.

     Risks could arise from entering into swap agreements from the potential inability of counterparties to meet the terms of their contracts, and from the potential inability to enter into a closing transaction. It is possible that developments in the swaps market, including potential governmental regulation, could affect the Portfolio's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

SECURITIES LOANS -- Each Portfolio may lend securities for the purpose of realizing additional income. All securities loans are collateralized by cash or securities issued or guaranteed by the U.S. Government or its agencies. The value of the collateral is at least equal to the market value of the securities lent. However, due to market fluctuations, the value of the securities lent may exceed the value of the collateral. On the next business day the collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity.

     Interest income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent.

     Lending securities involves certain risks, including the risk that the Portfolio may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

     At April 30, 2001, securities lending activities are summarized as follows:

                                          MARKET
                                           VALUE
                                       OF SECURITIES    MARKET VALUE     INCOME FROM
                                          ON LOAN       OF COLLATERAL     LENDING*
                                       =============    =============    ===========
Janus Capital Growth                   $248,077,230     $251,525,111       $20,678
Equity Income                            46,713,345       48,632,061         5,880

* Income earned for the period is included in interest income on the Statements of Operations.

DEFERRED ORGANIZATION COSTS -- The Trust bears all costs in connection with its organization. All such costs are amortized on a straight-line basis over a five-year period beginning on the date of the commencement of operations.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on the trade date. Realized gains and losses from securities sold are recognized on the specific identification basis. Dividend income is recorded on the ex-dividend date. Corporate actions, including dividends, on foreign securities are recorded on the ex-dividend date or, if such information is not available, as soon as reliable information is available from the Trust's sources. Interest income is recorded on the accrual basis and includes the accretion of discount and amortization of premium.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ADVISORY FEES -- The Portfolios have entered into investment management agreements with American Skandia Investment Services, Inc. ("Investment Manager") which provide that the Investment Manager will furnish each Portfolio with investment advice and investment management and administrative services. The Investment Manager has engaged the following firms as Sub-advisors for their respective Portfolios: American Century Investment Management, Inc., for International Growth; Janus Capital Corporation for Janus Capital Growth; INVESCO Funds Group, Inc. for Equity Income; Pacific Investment Management Company LLC for Total Return Bond; and J. P. Morgan Investment Management Inc. for Money Market.

     The Investment Manager receives a fee, computed daily and paid monthly, based on an annual rate of 1.00%, 1.00%, 0.75%, 0.65%, and 0.50% of the average daily net assets of the International Growth, Janus Capital Growth, Equity Income, Total Return Bond, and Money Market Portfolios, respectively. The Investment Manager pays each Sub-advisor a fee as compensation for advisory services provided to the Portfolios.

MANAGEMENT OF THE TRUST -- Certain officers and trustees of the Trust are officers or directors of the Investment Manager. The Trust pays no compensation directly to its officers or interested trustees.

DISTRIBUTOR -- The Trust has adopted a Distribution Plan (the "Plan") under Rule 12b-1 of the Investment Company Act of 1940. The Plan permits American Skandia Marketing, Incorporated ("ASMI") to receive brokerage commissions in connection with purchases and sales of securities by the Portfolios, and to use these commissions to promote the sale of shares of the American Skandia Advisor Funds, Inc. Under the Plan, securities transactions for a Portfolio may be directed to certain brokers for execution ("clearing brokers") who have agreed to pay part of the brokerage commissions received on these transactions to ASMI for "introducing" transactions to the clearing broker. In turn, ASMI uses the brokerage commissions received as an introducing broker to pay various distribution-related expenses, such as advertising, printing of sales materials, and payments to dealers.

     Commissions received by ASMI under the Plan are reflected in the cost of securities purchased and the proceeds from the sale of securities. These commissions are shown in the Statements of Operations as "Supplemental Distribution Fees" and a corresponding reduction "Fees Paid Indirectly". Net expenses of the Portfolios are unaffected by these commissions. From November 1, 2000 to April 30, 2001, ASMI directed no securities transactions to any brokers and, consequently, received no commissions.

4. TAX MATTERS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The Portfolios are treated as partnerships for federal income tax purposes. Accordingly, each investor in the Portfolios is allocated its share of net investment income and realized and unrealized gains and losses from investment transactions. It is intended that the Portfolios will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

                                                   AMERICAN SKANDIA MASTER TRUST

5. PORTFOLIO SECURITIES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Purchases and sales of securities, other than U.S. government securities and short-term obligations, during the period ended April 30, 2001, were as follows:

                                                         PURCHASES          SALES
                                                        ============    ==============
International Growth                                    $116,249,220     $ 84,515,754
Janus Capital Growth                                     593,987,400      369,113,523
Equity Income                                             88,657,066       43,929,289
Total Return Bond                                        896,949,153      917,991,097

     Purchases and sales of U.S. government securities, during the period ended April 30, 2001, were as follows:

                                                          PURCHASES          SALES
                                                         ============    ==============
Equity Income                                            $10,099,258      $      1,393
Total Return Bond                                        252,741,910       199,774,513

     At April 30, 2001, the cost and unrealized appreciation or depreciation in value of the investments owned by the Portfolios, for federal income tax purposes, were as follows:

                                                                               NET
                                            GROSS            GROSS          UNREALIZED
                         AGGREGATE        UNREALIZED      UNREALIZED       APPRECIATION
                            COST         APPRECIATION    DEPRECIATION     (DEPRECIATION)
                       ==============    ============    =============    ==============
International Growth   $  118,826,181    $ 4,642,615     $ (2,716,581)     $  1,926,034
Janus Capital Growth    1,646,334,954    172,782,805     (222,071,172)      (49,288,367)
Equity Income             349,374,475     36,907,599      (16,433,588)       20,474,011
Total Return Bond         406,488,976      2,922,666       (2,748,422)          174,244
Money Market              417,700,141             --               --                --

6. WRITTEN OPTIONS TRANSACTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Written options transactions, during the period ended April 30, 2001, were as follows:

                                                                 TOTAL RETURN BOND
                                                             --------------------------
                                                             NUMBER OF
                                                             CONTRACTS         PREMIUM
                                                             =========        =========
          Balance at beginning of period                        148           $  30,471
          Written                                               642             265,249
          Expired                                              (394)           (110,087)
          Exercised                                              --                  --
          Closed                                                 --                  --
                                                               ----           ---------
          Balance at end of period                              396           $ 185,633
                                                               ====           =========

     At April 30, 2001, Total Return Bond had sufficient cash and/or securities at least equal to the value of written options.

7. LINE OF CREDIT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The Portfolios and other affiliated funds participate in a $100 million unsecured, committed line of credit, provided by a syndication of banks, under a line of credit agreement. Borrowings may be made for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Any borrowings must be repaid within 30 days of their receipt. Interest is charged to each Portfolio, based on its borrowings, at a premium above the Federal Funds Rate. In addition, a commitment fee, equal to an annual rate of 0.09% of the average daily unused portion of the line of credit, is allocated among the participants at the end of each quarter. During the period ended April 30, 2001, there were no borrowings under the agreement.

Board of Directors

Jan R. Carendi
David E.A. Carson
Julian A. Lerner
Thomas M. Mazzaferro
Thomas M. O'Brien
John A. Pileski
F. Don Schwartz


[STAR GRAPHIC]


Investment Manager
American Skandia Investment Services, Incorporated
Shelton, CT 06484

Distributor
American Skandia Marketing, Incorporated
Shelton, CT 06484

Transfer Agent
Boston Financial Data Services, Inc.
Quincy, MA 02171

Administrator
PFPC Inc.
Wilmington, DE 19809

Independent Accountants
PricewaterhouseCoopers LLP
Philadelphia, PA 19103

Custodian
FOR DOMESTIC SECURITIES OF FUNDS AND PORTFOLIOS INVESTING PRIMARILY IN DOMESTIC
SECURITIES:
PFPC Trust Company
Philadelphia, PA 19113

CO-CUSTODIAN FOR FOREIGN SECURITIES OF FUNDS AND PORTFOLIOS INVESTING PRIMARILY IN DOMESTIC SECURITIES AND CUSTODIAN FOR FUNDS AND PORTFOLIOS INVESTING PRIMARILY IN FOREIGN SECURITIES:
The Chase Manhattan Bank
New York, NY 11201

Legal Counsel
Stradley, Ronon, Stevens & Young, LLP
Philadelphia, PA 19103

Shares of the American Skandia Advisor Funds are:



- not deposits or obligations of, or guaranteed or endorsed by, any bank institution;

- not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency;

- subject to investment risk, including the possible loss of the principal amount invested.



The report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in a Fund unless preceded or accompanied by a current prospectus.

For more information, including a prospectus, contact American Skandia Marketing, Incorporated.

One Corporate Drive
P.O. Box 883
Shelton, CT 06484
Telephone: 800-752-6342 (800-SKANDIA)
Website: www.americanskandia.com

LIT CODE: (ASAFSEMI0401)